As filed via EDGAR with the Securities and Exchange Commission on
                                                               December 20, 2002

                                                               File No. 811-8358
                                                       Registration No. 33-75250
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------
                                    FORM N-1A
            REGISTRATION  STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/
                        Pre-Effective Amendment No. / /

                       Post-Effective Amendment No. 27 /X/

                                       and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                       Post-Effective Amendment No. 27 /X/

                          ------------------------------
                                MUTUAL FUND TRUST
               (Exact Name of Registrant as Specified in Charter)
                                522 Fifth Avenue,
                            New York, New York 10036
               --------------------------------------------------
                     (Address of Principal Executive Office)
       Registrant's Telephone Number, including Area Code: 1-800-348-4782

                                   Copies to:

Judy R. Bartlett                                John Baumgardner, Jr., Esq.
J.P. Morgan Fund Distributors, Inc.             Sullivan & Cromwell
522 Fifth Avenue                                125 Broad Street
New York, New York 10036                        New York, New York 10004
                  ---------------------------------------------

(Name and Address of Agent for Service)
It is proposed that this filing will become effective:


/ / immediately upon filing pursuant to paragraph (b)
/x/ on December 27, 2002 pursuant paragraph (b)
/ / on (date) pursuant to paragraph (a)(1)
/ / 60 days  after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(2) rule 485.
/ / 75 days after filing pursuant to paragraph (a)(2

If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                               ------------------

PROSPECTUS DECEMBER 27, 2002



JPMORGAN MONEY MARKET FUNDS

MORGAN SHARES FOR ALL FUNDS AND CLASS B AND CLASS C SHARES FOR PRIME MONEY MARKET FUND

PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

CALIFORNIA TAX FREE MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                     1

U.S. Government Money Market Fund                           7

Treasury Plus Money Market Fund                            11

Federal Money Market Fund                                  15

100% U.S. Treasury Securities Money Market Fund            19

Tax Free Money Market Fund                                 23

California Tax Free Money Market Fund                      27

New York Tax Free Money Market Fund                        32

The Funds' Management and Administration                   36

How Your Account Works                                     37

   Buying Fund Shares                                      37

   Selling Fund Shares                                     38

   Exchanging Fund Shares                                  39

   Distribution Arrangements                               40

   Other Information Concerning the Funds                  41

   Distributions and Taxes                                 42

Shareholder Services                                       43

What the Terms Mean                                        44

Financial Highlights                                       45

How To Reach Us                                    Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST
INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.** The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and life of the Fund.

The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class B Shares. If the load were reflected, the performance figures would have been lower. Performance figures in the table for Class B and Class C Shares reflect the deduction of the applicable contingent deferred sales load. Class B shares convert to Morgan shares after eight years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS**,(1)


1994       3.39%
1995       4.59%
1996       4.13%
1997       4.49%
1998       4.48%
1999       4.14%
2000       5.35%
2001       3.11%


BEST QUARTER 3rd quarter, 2000       1.39%
-------------------------------------------
WORST QUARTER 4th quarter, 2001      0.36%
-------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.55%.

** THE PERFORMANCE FOR THE PERIOD BEFORE CLASS B SHARES WERE LAUNCHED ON 4/20/94, IS BASED ON THE PERFORMANCE OF PREMIER SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THESE PERIODS, THE ACTUAL RETURNS OF CLASS B SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE THEY HAVE HIGHER EXPENSES THAN PREMIER SHARES. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)



                                                                  LIFE OF
                                        PAST 1 YR.  PAST 5 YRS.   THE FUND
--------------------------------------------------------------------------
MORGAN SHARES*                           3.78       4.74          4.44
--------------------------------------------------------------------------
CLASS B SHARES**                        -1.89       3.97          4.18
--------------------------------------------------------------------------
CLASS C SHARES***                        2.11       4.25          4.14
--------------------------------------------------------------------------



* THE PERFORMANCE BEFORE THE MORGAN SHARES WERE LAUNCHED ON 10/1/98 IS BASED ON CLASS B SHARES OF THE FUND.
**  SEE FOOTNOTE ON PREVIOUS PAGE.
*** THE PERFORMANCE BEFORE CLASS C SHARES WERE LAUNCHED ON 5/14/98 IS BASED ON
    THE CLASS B SHARES OF THE FUND.
(1) SEE FOOTNOTE ON PREVIOUS PAGE.


INVESTOR EXPENSES FOR MORGAN, CLASS B AND CLASS C SHARES
The expenses of the Morgan, Class B and Class C Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                        MORGAN      CLASS B       CLASS C
                                        SHARES      SHARES        SHARES
-----------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) WHEN
YOU BUY SHARES, SHOWN AS % OF THE
OFFERING PRICE^                         NONE        NONE          NONE
-----------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD)
SHOWN AS LOWER OF ORIGINAL PURCHASE
PRICE OR REDEMPTION PROCEEDS            NONE        5.00%         1.00%
-----------------------------------------------------------------------------



^ THE OFFERING PRICE IS THE NET ASSET VALUE OF THE SHARES PURCHASED PLUS ANY SALES CHARGE.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN, CLASS B AND CLASS C ASSETS)



                                          MORGAN       CLASS B       CLASS C
                                          SHARES       SHARES        SHARES
------------------------------------------------------------------------------
MANAGEMENT FEES                            0.10         0.10          0.10
DISTRIBUTION (RULE 12b-1) FEES             NONE         0.75          0.75
SHAREHOLDER SERVICE FEES                   0.35         0.25          0.25
OTHER EXPENSES(1)                          0.16         0.16          0.16
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES            0.61         1.26          1.26
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)  (0.02)       (0.02)        (0.02)
------------------------------------------------------------------------------
NET EXPENSES(2)                            0.59         1.24          1.24
------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR. REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN, CLASS B AND CLASS C SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59%, 1.24% AND 1.24%, RESPECTIVELY, OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, MORGAN, CLASS B AND CLASS C SHARES NET EXPENSES WERE 0.58%, 1.23%, AND 1.23%, RESPECTIVELY.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Morgan Shares, Class B and Class C Shares and your actual costs may be higher or lower.


IF YOU SELL YOUR SHARES YOUR COSTS WOULD BE:


                              1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
MORGAN SHARES($)               60        193         338           760
----------------------------------------------------------------------------
CLASS B SHARES*($)            626        698         890         1,341**
----------------------------------------------------------------------------
CLASS C SHARES*($)            226        398         690         1,521
----------------------------------------------------------------------------


IF YOU DON'T SELL YOUR SHARES YOUR COSTS WOULD BE:


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
CLASS B SHARES ($)             126        398         690         1,341**
----------------------------------------------------------------------------
CLASS C SHARES ($)             126        398         690         1,521
----------------------------------------------------------------------------


 *  ASSUMES APPLICABLE DEFERRED SALES CHARGE IS DEDUCTED WHEN SHARES ARE SOLD.

** REFLECTS CONVERSION OF CLASS B SHARES TO MORGAN SHARES AT THE BEGINNING OF THE NINTH YEAR OF OWNERSHIP.

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- debt securities issued or guaranteed by the U.S. Treasury, its agencies or instrumentalities of the U.S. government, and


-  repurchase agreements using these securities as collateral.


"Assets" means net assets, plus the amount of borrowings for investment purposes.


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992       3.40%
1993       2.44%
1994       3.58%
1995       5.28%
1996       4.90%
1997       5.09%
1998       5.00%
1999       4.63%
2000       5.90%
2001       3.62%


BEST QUARTER 4th quarter, 2000        1.53%
----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.52%
----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.99%


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                              PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
----------------------------------------------------------------------
MORGAN SHARES                 3.62        4.84          4.38
----------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 12/31/92 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF MORGAN SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE MORGAN SHARES HAVE HIGHER EXPENSES THAN PREMIER SHARES.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                                 0.10
DISTRIBUTION (RULE 12b-1) FEES                                  0.10
SHAREHOLDER SERVICE FEES                                        0.35
OTHER EXPENSES(1)                                               0.13
----------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                 0.68
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                       (0.09)
----------------------------------------------------------------------
NET EXPENSES(2)                                                 0.59
----------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         208         370         838
----------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S Treasury, including Treasury bills, bonds and notes, and

-  repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1995       5.43%
1996       4.90%
1997       4.99%
1998       4.89%
1999       4.44%
2000       5.75%
2001       3.42%


BEST QUARTER 4th quarter, 2000        1.51%
----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.48%
----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.98%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                       PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
----------------------------------------------------------------------------------
MORGAN SHARES                          3.42        4.70         4.77
----------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 5/6/96 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF MORGAN SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE MORGAN SHARES HAVE HIGHER EXPENSES THAN PREMIER SHARES. THE FUND COMMENCED OPERATIONS ON 4/20/94.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        0.10
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.15
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.70
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.11)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         213         379         860
-----------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and


- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.


The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY OR GUARANTEED THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURN(1),(2)


1995       5.31%
1996       4.81%
1997       4.98%
1998       4.87%
1999       4.52%
2000       5.68%
2001       3.56%


BEST QUARTER 4th quarter, 2000         1.47%
----------------------------------------------
WORST QUARTER 4th quarter, 2001        0.47%
----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.90%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)



                                                        LIFE OF
                              PAST 1 YR.  PAST 5 YRS.   THE FUND
------------------------------------------------------------------
MORGAN SHARES                 3.56        4.72          4.77
------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.10
SHAREHOLDER SERVICE FEES                                                0.35
OTHER EXPENSES(1)                                                       0.17
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.72
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.70
-------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   72         228         399         893
-----------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.


The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH- QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992      3.35%
1993      2.60%
1994      3.50%
1995      5.17%
1996      4.73%
1997      4.91%
1998      4.84%
1999      4.26%
2000      5.49%
2001      3.47%


BEST QUARTER 4th quarter, 2000          1.46%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001         0.48%
-----------------------------------------------



THE FUND'S YEAR-TO DATE TOTAL RETURN AS OF 9/30/02 WAS 0.93%


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                     PAST 1 YR.   PAST 5 YRS.   PAST 10 YRS.
-------------------------------------------------------------------------------
MORGAN SHARES                        3.47         4.59          4.23
-------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 5/3/96 IS BASED ON THE PERFORMANCE OF THE FUND'S PREDECESSOR, THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1)FEES                                         0.10
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.14
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.69
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.10)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE M0RGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         211         374         849
--------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in U.S. dollar denominated securities.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).


The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992         2.52%
1993         1.82%
1994         2.15%
1995         3.13%
1996         2.91%
1997         3.16%
1998         2.99%
1999         2.77%
2000         3.65%
2001         2.38%


BEST QUARTER 4th quarter, 2000          0.96%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001         0.38%
-----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.75%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)



                              PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------------
MORGAN SHARES                 2.38        2.99          2.75
-----------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                           0.10
DISTRIBUTION (RULE 12b-1) FEES                            0.10
SHAREHOLDER SERVICE FEES                                  0.35
OTHER EXPENSES(1)                                         0.14
------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                           0.69
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                (0.10)
------------------------------------------------------------------
NET EXPENSES(2)                                           0.59
------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
---------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   60         211         374         849
---------------------------------------------------------------------------

     JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of California, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest subject to federal and California personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in U.S. dollar denominated securities. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments with remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


The Fund will be particularly susceptible to difficulties affecting California and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income taxes, the federal alternative minimum tax on individuals or California personal income taxes. Consult your tax professional for more information.

The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last nine calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS(1),(2)


1993         2.21%
1994         2.52%
1995         3.38%
1996         2.95%
1997         3.09%
1998         2.87%
1999         2.62%
2000         3.19%
2001         2.04%


BEST QUARTER 2nd quarter, 1995        0.88%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.32%
-----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.75%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)



                                        PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
------------------------------------------------------------------------------------
MORGAN SHARES                           2.04        2.76         2.77
------------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 3/5/92.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.10
SHAREHOLDER SERVICE FEES                                                0.35
OTHER EXPENSES(1)                                                       0.21
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.76
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.21)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.55
--------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.55% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual return of the Morgan Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    56         222         402         923
-------------------------------------------------------------------------------

     JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income taxes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest which is subject to federal, New York State and New York City personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in U.S. dollar denominated securities. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA). The dollar-weighted average maturity of the Fund will be 90 days or less, and the Fund will buy only those investments with remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST
   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS


All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.


The Fund attempts to keep its net asset value constant, but there is no guarantee that it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax professional for more information.

The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST
   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992      2.30%
1993      1.67%
1994      2.07%
1995      3.03%
1996      2.81%
1997      3.09%
1998      2.90%
1999      2.72%
2000      3.53%
2001      2.22%


BEST QUARTER 4th quarter, 2000     0.94%
---------------------------------------------
WORST QUARTER 4th quarter, 2001    0.36%
---------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.78%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ending December 31, 2001(1)



                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------
MORGAN SHARES                           2.22        2.89          2.63
--------------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES
The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        0.10
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.14
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.69
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                             (0.10)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
-------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF ITS AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Morgan Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    60         211         374         849
-------------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company.
JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                                    %
--------------------------------------------------------------
PRIME MONEY MARKET FUND                               0.09
--------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     0.10
--------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       0.10
--------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             0.10
--------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       0.10
--------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            0.10
--------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND                 0.10
--------------------------------------------------------------
NEW YORK TAX FREE MONEY MARKET FUND                   0.10
--------------------------------------------------------------


THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of the Morgan Shares of each Fund, and 0.25% of the average daily net assets of the Class B and Class C Shares of Prime Money Market Fund, held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.

Each of JPMFAM (USA) and the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares of these Funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund also offers two additional classes of shares: Class B Shares and Class C Shares. You may have to pay a deferred sales charge when you sell Class B or Class C Shares of the Prime Money Market Fund, depending on how long you have held them.

Different charges are associated with the Class B and Class C Shares of the Prime Money Market Fund:

- If you choose to invest in Class B Shares, you may pay a deferred sales charge. You are not required to pay a sales charge when you invest, but may be required to pay a charge when you sell your shares, depending on the length of your investment in the particular shares.

- If you choose to invest in Class C Shares, you will be required to pay a sales charge if you hold the shares for less than one year.

For more information about Class B and Class C Shares see "Distribution Arrangements."


The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each of the Funds are accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Funds Service Center. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business.

Normally, the cut-off (in Eastern time) is:


PRIME MONEY MARKET FUND                               5:00 P.M.
-------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     5:00 P.M.
-------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       5:00 P.M.
-------------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             2:00 P.M.
-------------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       2:00 P.M.
-------------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            NOON
-------------------------------------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND                 NOON
-------------------------------------------------------------------
NEW YORK TAX FREE MONEY MARKET FUND                   NOON
-------------------------------------------------------------------



If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN FUNDS SERVICE CENTER
1-800-348-4782

MINIMUM INVESTMENTS

TYPE OF                                INITIAL     ADDITIONAL
ACCOUNT                                INVESTMENT  INVESTMENTS
----------------------------------------------------------------
REGULAR ACCOUNT                        $ 2,500     $ 100
----------------------------------------------------------------
SYSTEMATIC INVESTMENT PLAN(1)          $ 1,000     $ 100
----------------------------------------------------------------
IRAS                                   $ 1,000     $ 100
----------------------------------------------------------------
SEP-IRAS                               $ 1,000     $ 100
----------------------------------------------------------------
EDUCATION IRAS                         $   500     $ 100
----------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.


Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.


You can buy shares in three ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
This is an easy way to make regular investments. The minimum investment in any one fund is $100. See Shareholder Services for details.

SELLING FUND SHARES
When you sell your shares, either directly or through your investment representative, you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Funds Service Center receives your order before a Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for Prime Money Market Fund, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in three ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

Or
Send a signed letter with your instructions to:


JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we will send the proceeds by electronic transfer or wire only to the bank account on our records.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. See Shareholder Services for details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES


You can exchange your Morgan Shares for Morgan Shares in certain other JPMorgan Funds without paying a sales charge. You may pay a sales charge if you exchange your Morgan Shares for other classes of shares. You can exchange Class B Shares and Class C Shares of the Prime Money Market Fund for shares of the same class of another JPMorgan Fund. If you exchange Class B Shares of the Prime Money Market Fund for Class B Shares of another JPMorgan Fund, or Class C Shares of the Prime Money Market for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than ten exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

THROUGH A SYSTEMATIC EXCHANGE PLAN
You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It is a free service. See Shareholder Services for details.

EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

DISTRIBUTION ARRANGEMENTS
CLASS B SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. It is calculated as a percentage of the lower of the original purchase price or the current value of the shares. As the following table shows, the deferred sales charge decreases the longer you hold the shares and disappears altogether after six years.

YEAR       DEFERRED SALES CHARGE
-------------------------------------
 1         5%
-------------------------------------
 2         4%
-------------------------------------
 3         3%
-------------------------------------
 4         3%
-------------------------------------
 5         2%
-------------------------------------
 6         1%
-------------------------------------
 7         NONE
-------------------------------------
 8         NONE
-------------------------------------

Class B Shares automatically convert into Morgan shares at the beginning of the ninth year after you bought them.

We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

CLASS C SHARES
The deferred sales charge is deducted directly from your assets when you sell your shares. The charge is equal to the lower of 1% of the original purchase price or 1% of the current value of the shares. The deferred sales charge on Class C Shares disappears altogether after one year. Class C Shares are not converted into any other class of shares so you pay a higher distribution fee for as long as you own your shares. We calculate the deferred sales charge from the month you buy your shares. We always sell the shares with the lowest deferred sales charge first. Shares acquired by reinvestment of distributions can be sold without a deferred sales charge.

WHICH CLASS OF SHARES IS BEST?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. If you have no plans to sell your shares for at least six years and you would prefer not to pay an up-front sales charge, you may consider buying Class B Shares.


Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

You should also consider the distribution and service fees which appear in the table called Annual Operating Expenses for the Prime Money Market Fund.


Your investment representative may be able to advise you about the best class of shares for you.


GENERAL

Class B and Class C Shares have higher expenses each year, so you should only buy Class B and Class C Shares in conjunction with a plan to invest in JPMorgan equity and income Funds.

With the exception of Prime Money Market Fund, all of the Funds have adopted Rule 12b-1 distribution plans under which they pay 0.10% of the average net assets attributed to their Morgan Shares in distribution fees. The Prime Money Market Fund has adopted Rule 12b-1 distribution plans under which it pays annual distribution fees of 0.75% of the average daily net assets attributed to Class B and Class C Shares.

These payments cover such things as payments for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to the amount of actual expenses incurred. Because Rule 12b-1 expenses are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.


OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $500, as a result of having sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to

Morgan Class Shares of the Funds and Class B and Class C Shares of the Prime Money Market Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(3) and 107(15) of the Federal Credit Union Act Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund, the California Tax Free Money Market Fund and the New York Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the New York Tax Free Money Market Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Similarly, for the California Tax Free Money Market Fund, California residents will not have to pay California personal income taxes on tax-exempt income from California municipal obligations. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

     SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.

You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to JPMorgan Funds Service Center. Call 1-800-348-4782 for complete instructions.


SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 (or $20,000 for Class B accounts) to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN
You can set up a systematic exchange program to automatically exchange shares on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.

FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligaitons of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                              CLASS B SHARES
                                                                             ----------------------------------------------
                                                                                YEAR      YEAR      YEAR      YEAR     YEAR
                                                                               ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                             8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
---------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                      0.01      0.04      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                  0.01      0.04      0.05      0.04     0.05
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    1.05%     4.43%     4.97%     4.07%    4.60%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                     $   13    $   18    $   11    $   36   $   29
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                               1.23%     1.24%     1.25%     1.25%    1.25%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                      1.10%     4.17%     4.87%     4.00%    4.49%
---------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits              1.26%     1.26%     1.27%     1.47%    1.50%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                         1.07%     4.15%     4.85%     3.78%    4.24%
---------------------------------------------------------------------------------------------------------------------------

                                       46

                                                           CLASS C SHARES                             MORGAN SHARES^
                                           -------------------------------------------    -------------------------------------
                                              YEAR      YEAR    YEAR     YEAR 5/14/98*        YEAR      YEAR      YEAR 10/1/98*
                                             ENDED     ENDED    ENDED   ENDED  THROUGH       ENDED     ENDED     ENDED  THROUGH
PER SHARE OPERATING PERFORMANCE:           8/31/02   8/31/01  8/31/00 8/31/99  8/31/98     8/31/02   8/31/01   8/31/00  8/31/99
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $ 1.00    $ 1.00   $ 1.00  $ 1.00   $ 1.00     $  1.00  $   1.00   $  1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                    0.01      0.04     0.05    0.04     0.01        0.02      0.05      0.06     0.04
     Less Dividends from Net Investment
      Income                                  0.01      0.04     0.05    0.04     0.01        0.02      0.05      0.06     0.04
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 1.00    $ 1.00   $ 1.00  $ 1.00   $ 1.00     $  1.00  $   1.00   $  1.00   $ 1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                  1.05%     4.43%    4.95%   3.85%    1.29%(a)    1.71%     5.10%     5.65%    4.26%(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)   $    1    $   --+  $   --+ $    1   $    1     $ 7,552  $ 10,367   $ 1,475   $  515
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                             1.23%     1.24%    1.26%   1.45%    1.50%       0.58%     0.59%     0.59%    0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                    1.16%     4.17%    4.86%   3.75%    4.21%       1.72%     4.82%     5.53%    4.61%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers,
      Reimbursements and Earnings Credits     1.26%     1.26%    1.26%   1.45%    1.50%       0.61%     0.61%     0.61%    0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without
       Waivers, Reimbursements and
       Earnings Credits                       1.13%     4.15%    4.86%   3.75%    4.21%       1.69%     4.80%     5.51%    4.48%
-------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly Vista Shares.
  * Commencement of offering of class of shares.
(a) Not annualized
  # Short periods have been annualized.
  + Amount rounds to less than one million.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND^



                                                                                   YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                  ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                         0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                     0.02      0.05      0.05      0.04     0.05
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                  $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       1.65%     4.93%     5.48%     4.55%    5.14%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                       $ 3,375   $ 4,150   $ 3,398   $ 3,358  $ 3,033
------------------------------------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                  0.59%     0.59%     0.59%     0.59%    0.59%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                         1.67%     4.80%     5.35%     4.46%    5.01%
------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                 0.68%     0.69%     0.69%     0.69%    0.70%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                            1.58%     4.70%     5.25%     4.36%    4.90%
------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly Vista Shares.

JPMORGAN TREASURY PLUS MONEY MARKET FUND^



                                                                                   YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                  ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                         0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                     0.02      0.05      0.05      0.04     0.05
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                  $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       1.59%     4.77%     5.29%     4.39%    5.05%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                       $ 1,103   $ 1,567   $ 1,367   $ 1,734  $ 1,316
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                  0.59%     0.59%     0.59%     0.59%    0.59%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                         1.57%     4.70%     5.14%     4.27%    4.92%
------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                 0.70%     0.72%     0.71%     0.69%    0.70%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                            1.46%     4.57%     5.02%     4.17%    4.81%
------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly Vista Shares.

JPMORGAN FEDERAL MONEY MARKET FUND^



                                                                                   YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                  ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                         0.01      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                     0.01      0.05      0.05      0.04     0.05
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                       1.51%     4.84%     5.29%     4.46%    4.94%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                        $  452    $  658    $  576    $  550   $  359
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                  0.70%     0.70%     0.70%     0.70%    0.70%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                         1.53%     4.57%     5.17%     4.35%    4.88%
------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                 0.72%     0.74%     0.75%     0.78%    0.84%
------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
       Earnings Credits                                                            1.51%     4.53%     5.12%     4.27%    4.74%
------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly Vista Shares

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND^



                                                                                YEAR      YEAR      YEAR      YEAR     YEAR
                                                                               ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                             8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                      0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                  0.02      0.05      0.05      0.04     0.05
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                    1.55%     4.75%     5.02%     4.31%    4.92%
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                    $ 3,526   $ 4,027   $ 3,535   $ 3,312  $ 3,051
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                               0.59%     0.59%     0.59%     0.59%    0.59%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                      1.53%     4.59%     4.92%     4.15%    4.78%
---------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits              0.69%     0.71%     0.71%     0.71%    0.71%
---------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Waivers, Reimbursements and Earnings Credits         1.43%     4.47%     4.80%     4.03%    4.66%
---------------------------------------------------------------------------------------------------------------------------



  ^ Formerly Vista Shares.

JPMORGAN TAX FREE MONEY MARKET FUND^



                                                                                    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                   ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                 8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                          0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                      0.01      0.03      0.03      0.03     0.03
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        1.21%     3.13%     3.37%     2.73%    3.10%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                        $   903   $   907   $   895   $   754  $   733
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                   0.59%     0.59%     0.59%     0.59%    0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                          1.14%     3.09%     3.33%     2.68%    3.05%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                  0.69%     0.72%     0.75%     0.73%    0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits     1.04%     2.96%     3.17%     2.54%    2.92%
-------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly  Vista Shares.

JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND^



                                                                                    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                   ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                 8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                          0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                      0.01      0.03      0.03      0.03     0.03
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        1.13%     2.70%     3.00%     2.66%    2.97%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                        $   163   $    83   $    78   $    68  $    50
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERATE NET ASSETS:
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                   0.55%     0.55%     0.55%     0.55%    0.55%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                          1.05%     2.68%     3.03%     2.55%    2.89%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                  0.76%     0.83%     0.90%     0.94%    0.93%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits     0.84%     2.40%     2.68%     2.16%    2.51%
-------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly Vista Shares.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND^



                                                                                    YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                   ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                 8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                             $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                          0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                      0.01      0.03      0.03      0.03     0.03
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                   $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                        1.20%     2.98%     3.27%     2.66%    3.03%
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:

     Net Assets, End of Period (millions)                                        $ 2,123   $ 2,439   $ 1,831   $ 1,505  $ 1,372
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:

     Net Expenses                                                                   0.59%     0.59%     0.59%     0.59%    0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                          1.17%     2.88%     3.24%     2.61%    2.97%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                  0.69%     0.71%     0.70%     0.71%    0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits     1.07%     2.76%     3.13%     2.49%    2.84%
-------------------------------------------------------------------------------------------------------------------------------



  ^ Formerly  Vista Shares.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


             The Funds' Investment Company Act File No. is 811-8358.


         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002.


                                                                     PR-MMM-1202

PROSPECTUS DECEMBER 27, 2002



JPMORGAN MONEY MARKET FUNDS
PREMIER SHARES

PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                       1

U.S. Government Money Market Fund                             5

Treasury Plus Money Market Fund                               9

Federal Money Market Fund                                    13

100% U.S. Treasury Securities Money Market Fund              17

Tax Free Money Market Fund                                   21

The Funds' Management and Administration                     25

How Your Account Works                                       26

  Buying Fund Shares                                         26

  Selling Fund Shares                                        27

  Other Information Concerning the Funds                     28

  Distributions and Taxes                                    29

What the Terms Mean                                          30

Financial Highlights                                         31

How To Reach Us                                      Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

    WHO MAY WANT TO INVEST

    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME
    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1994          4.10%
1995          5.66%
1996          5.20%
1997          5.37%
1998          5.32%
1999          4.97%
2000          6.18%
2001          3.92%


BEST QUARTER 3rd quarter, 2000       1.59%
------------------------------------------
WORST QUARTER 4th quarter, 2001      0.56%
------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.15%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)



                                                                  LIFE OF
                                        PAST 1 YR.  PAST 5 YRS.   THE FUND
--------------------------------------------------------------------------
PREMIER SHARES                          3.92        5.15          5.05
--------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/15/93.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                          0.10
DISTRIBUTION (RULE 12b-1) FEES                                           NONE
SHAREHOLDER SERVICE FEES                                                 0.25
OTHER EXPENSES(1)                                                        0.12
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                          0.47
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                               (0.02)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                          0.45
-----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES FOR THE PREMIER SHARES WERE 0.44%.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         147         259         587
--------------------------------------------------------------------------

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- debt securities issued or guaranteed by the U.S. Treasury its agencies or instrumentalities of the U.S. government, and


- repurchase agreements using these securities as collateral.


"Assets" means net assets, plus the amount of borrowings for investment purposes.


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST

    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


    INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

    WHO MAY WANT TO INVEST

    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME
    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992          3.40%
1993          2.71%
1994          3.83%
1995          5.54%
1996          5.02%
1997          5.13%
1998          5.14%
1999          4.77%
2000          6.04%
2001          3.77%


BEST QUARTER 3rd quarter, 2000        1.56%
             4th quarter, 2000
-------------------------------------------
WORST QUARTER 4th quarter, 2001       0.55%
-------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.10%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)



                                       PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------------------
PREMIER SHARES                         3.77        4.97          4.53
-----------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.10
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.12
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.57
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         171         306         702
--------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- repurchase agreements using the securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST

    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


    INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

    WHO MAY WANT TO INVEST

    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME
    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1995    5.43%
1996    4.90%
1997    5.09%
1998    5.04%
1999    4.59%
2000    5.90%
2001    3.57%


BEST QUARTER 4th quarter, 2000       1.55%
------------------------------------------
WORST QUARTER 4th quarter, 2001      0.52%
------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.09%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)



                             PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
-----------------------------------------------------------------------
PREMIER SHARES               3.57        4.83          4.86
-----------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.14
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.49
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.04)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         149         266         608
--------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and


- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.


The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST

    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


    INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

    WHO MAY WANT TO INVEST

    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME
    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1995          5.52%
1996          5.02%
1997          5.19%
1998          5.08%
1999          4.73%
2000          5.90%
2001          3.79%


BEST QUARTER 4th quarter, 2000       1.53%
------------------------------------------
WORST QUARTER 4th quarter, 2001      0.53%
------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.09%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time for the periods ended December 31, 2001(1),(2)



                                PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
--------------------------------------------------------------------------
PREMIER SHARES                  3.79        4.93          4.98
--------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.12
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.47
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         147         259         587
--------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY

                          SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.


The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST

    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


    INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

    WHO MAY WANT TO INVEST

    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME
    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992          3.35%
1993          2.60%
1994          3.50%
1995          5.17%
1996          4.75%
1997          4.95%
1998          4.93%
1999          4.36%
2000          5.60%
2001          3.59%


BEST QUARTER 4th quarter, 2000       1.49%
------------------------------------------
WORST QUARTER 4th quarter, 2001      0.51%
------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.03%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
PREMIER SHARES                          3.59        4.68          4.28
------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE PREMIER SHARES WERE LAUNCHED ON 6/30/96 IS BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. RETURNS FOR THE PERIOD 1/1/92 THROUGH 5/3/96 REFLECT THE PERFORMANCE OF THE FUND'S PREDECESSOR, THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.13
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.46
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.46% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    47         152         267         602
--------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in U.S. dollar denominated securities.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).


The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


    BEFORE YOU INVEST

    INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
    - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
    - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


    INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.


    WHO MAY WANT TO INVEST

    THE FUND IS DESIGNED FOR INVESTORS WHO:
    - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
    - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
    - WANT A HIGHLY LIQUID INVESTMENT
    - ARE LOOKING FOR AN INTERIM INVESTMENT
    - ARE PURSUING A SHORT-TERM GOAL
    THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
    - ARE INVESTING FOR LONG-TERM GROWTH
    - ARE INVESTING FOR HIGH INCOME
    - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

    - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the impositions of government controls, or regulations that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992          2.83%
1993          2.13%
1994          2.46%
1995          3.42%
1996          3.04%
1997          3.23%
1998          3.05%
1999          2.83%
2000          3.71%
2001          2.48%


BEST QUARTER 4th quarter, 2000         0.98%
--------------------------------------------
WORST QUARTER 4th quarter, 2001        0.41%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.85%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for the periods ended December 31, 2001(1)



                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
PREMIER SHARES                          2.48        3.06          2.92
------------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.13
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.03)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         148         262         598
--------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                                   %
---------------------------------------------------------
PRIME MONEY MARKET FUND                              0.09
---------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                    0.10
---------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                      0.10
---------------------------------------------------------
FEDERAL MONEY MARKET FUND                            0.10
---------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND      0.10
---------------------------------------------------------
TAX FREE MONEY MARKET FUND                           0.10
---------------------------------------------------------


THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The U.S. Government Money Market Fund adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of 0.10% of the average daily net assets attributed to Premier Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES
You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of these Funds. The price you pay for your shares is the net asset value per share of the class, (NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting purchase orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:


PRIME MONEY MARKET FUND                    5:00 P.M.
----------------------------------------------------
U.S. GOVERNMENT
MONEY MARKET FUND                          5:00 P.M.
----------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            5:00 P.M.
----------------------------------------------------
FEDERAL MONEY MARKET FUND                  2:00 P.M.
----------------------------------------------------
100% U.S. TREASURY
SECURITIES MONEY
MARKET FUND                                2:00 P.M.
----------------------------------------------------
TAX FREE MONEY MARKET FUND                 NOON
----------------------------------------------------



If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Funds Service Center at 1-800-348-4782 or
Complete an application form and mail it along with a check for the amount you want to invest to

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

MINIMUM INVESTMENTS
First time investors must buy a minimum of $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may impose different minimum investments and earlier cut-off times.

SELLING FUND SHARES
You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Funds or through your investment representative. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before a Fund's cut-off time, the Funds will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. Each Fund may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for the Prime Money Market Fund, as federal securities laws permit.

You will need to have signatures guaranteed for all registered owners or their legal representative if:


- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we will send the proceeds by electronic transfer or by wire only to the bank account on our records.
Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below $100,000 as a result of having sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Unions Act. Part 703 of the National Credit Union Administration (NCUA) Rules and

Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.06      0.05     0.05
     Less dividends from net investment income                                        0.02      0.05      0.06      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.85%     5.25%     5.81%     4.90%    5.44%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 5,182   $ 2,153   $ 1,841   $ 1,094  $   590
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.44%     0.45%     0.45%     0.45%    0.45%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.80%     4.96%     5.67%     4.77%    5.29%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.47%     0.49%     0.49%     0.49%    0.51%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.77%     4.92%     5.63%     4.73%    5.23%
---------------------------------------------------------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.79%     5.08%     5.62%     4.70%    5.25%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 1,047   $ 1,251   $ 1,134   $   922  $ 1,084
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.45%     0.45%     0.45%    0.48%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.79%     4.95%     5.50%     4.60%    5.12%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.57%     0.59%     0.58%     0.58%    0.60%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.67%     4.81%     5.37%     4.47%    5.00%
---------------------------------------------------------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.04     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.73%     4.91%     5.44%     4.54%    5.18%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $   818   $   326   $   228   $   476  $   155
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.45%     0.45%     0.45%    0.46%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.68%     4.84%     5.28%     4.42%    5.06%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.49%     0.52%     0.51%     0.50%    0.50%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.64%     4.77%     5.22%     4.37%    5.02%
---------------------------------------------------------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.77%     5.07%     5.50%     4.67%    5.22%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 1,404   $   276   $   279   $   298  $   313
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.49%     0.50%     0.50%    0.50%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.73%     4.78%     5.35%     4.56%    5.07%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.47%     0.49%     0.50%     0.50%    0.51%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.71%     4.78%     5.35%     4.56%    5.06%
---------------------------------------------------------------------------------------------------------------------------------

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.04     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.68%     4.84%     5.12%     4.40%    5.00%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $   353   $   133   $   116   $    24  $    22
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.46%     0.48%     0.49%     0.50%    0.51%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.52%     4.70%     5.02%     4.22%    4.99%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.48%     0.52%     0.53%     0.56%    0.78%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.50%     4.66%     4.98%     4.16%    4.72%
---------------------------------------------------------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                        0.01      0.03      0.03      0.03     0.03
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.35%     3.21%     3.41%     2.78%    3.17%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 3,066   $   116   $   120   $   130  $   133
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.51%     0.55%     0.54%    0.53%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.25%     3.17%     3.40%     2.74%    3.10%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.48%     0.53%     0.59%     0.56%    0.53%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.22%     3.15%     3.26%     2.72%    3.10%
---------------------------------------------------------------------------------------------------------------------------------

                       This page intentionally left blank.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:


JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392

KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference room and ask them to mail you information about the funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the funds are also available on the SEC's website at http://www.sec.gov.


            The Funds' Investment Company Act File No. is 811-8358.

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-MMP-1202

PROSPECTUS DECEMBER 27, 2002



JPMORGAN MONEY MARKET FUNDS

AGENCY SHARES


PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                       1

U.S. Government Money Market Fund                             5

Treasury Plus Money Market Fund                               9

Federal Money Market Fund                                    13

100% U.S. Treasury Securities Money Market Fund              17

Tax Free Money Market Fund                                   21

The Funds' Management and Administration                     25

How Your Account Works                                       26

   Buying Fund Shares                                        26

   Selling Fund Shares                                       27

   Other Information Concerning the Funds                    27

   Distributions and Taxes                                   28

What the Terms Mean                                          30

Financial Highlights                                         31

How To Reach Us                                      Back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities

- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

The Fund invests only in U.S. dollar denominated securities that investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1994          4.21%
1995          5.84%
1996          5.40%
1997          5.58%
1998          5.53%
1999          5.17%
2000          6.38%
2001          4.12%

-------------------------------------------
BEST QUARTER 3rd quarter, 2000       1.64%
-------------------------------------------
WORST QUARTER 4th quarter, 2001      0.61%
-------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.29%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                        PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
------------------------------------------------------------------
AGENCY SHARES           4.12        5.36          5.23
------------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE AGENCY SHARES WERE LAUNCHED ON 4/26/94 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

MANAGEMENT FEES                                                0.10
DISTRIBUTION (RULE 12b-1) FEES                                 NONE
SHAREHOLDER SERVICE FEES                                       0.10
OTHER EXPENSES(1)                                              0.12
-------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                     (0.02)
-------------------------------------------------------------------
NET EXPENSES(2)                                                0.30
-------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.30% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES FOR THE AGENCY SHARES WERE 0.25%.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
---------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)    31         99          176         402
---------------------------------------------------------------------------

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:


- debt securities issued or guaranteed by the U.S. Treasury, its agencies or instrumentalities of the U.S. government, and


- repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992                   3.40%
1993                   2.71%
1994                   4.12%
1995                   5.83%
1996                   5.33%
1997                   5.46%
1998                   5.38%
1999                   4.97%
2000                   6.25%
2001                   3.97%

--------------------------------------------
BEST QUARTER 4th quarter, 2000        1.61%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.60%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.24%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                           PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------
AGENCY SHARES              3.97        5.20          4.74
-----------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE AGENCY SHARES WERE LAUNCHED ON 12/10/93 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

MANAGEMENT FEES                                                    0.10
DISTRIBUTION (RULE 12b-1) FEES                                     NONE
SHAREHOLDER SERVICE FEES                                           0.10
OTHER EXPENSES(1)                                                  0.12
-------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                    0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                         (0.06)
-------------------------------------------------------------------------
NET EXPENSES(2)                                                    0.26
-------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   27         97          174         400
-------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1995         5.62%
1996         5.14%
1997         5.35%
1998         5.29%
1999         4.79%
2000         6.11%
2001         3.77%

--------------------------------------------
BEST QUARTER 4th quarter, 2000        1.60%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.57%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.24%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)

                            PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
-----------------------------------------------------------------------
AGENCY SHARES               3.77        5.06          5.08
-----------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.10
OTHER EXPENSES(1)                                                 0.14
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                   0.34
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                        (0.09)
------------------------------------------------------------------------
NET EXPENSES(2)                                                   0.25
------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.25% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   26         100         182         422
--------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.

The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's Shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1995          5.71%
1996          5.24%
1997          5.43%
1998          5.32%
1999          4.98%
2000          6.14%
2001          4.01%

--------------------------------------------
BEST QUARTER 4th quarter, 2000        1.58%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.58%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.23%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)

                           PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
-----------------------------------------------------------------------
AGENCY SHARES              4.01        5.17          5.21
-----------------------------------------------------------------------

(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.10
OTHER EXPENSES(1)                                                 0.12
-------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                   0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                        (0.06)
-------------------------------------------------------------------------
NET EXPENSES(2)                                                   0.26
-------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

                                1 YR.      3 YRS.      5 YRS.      10 YRS.
---------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)    27         97          174         400
---------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.

The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          3.35%
1993          2.60%
1994          3.50%
1995          5.17%
1996          4.94%
1997          5.24%
1998          5.23%
1999          4.62%
2000          5.85%
2001          3.82%

--------------------------------------------
BEST QUARTER 4th quarter, 2000        1.54%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.56%
--------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.18%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
---------------------------------------------------------------
AGENCY SHARES           3.82        4.95          4.43
---------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE AGENCY SHARES WERE LAUNCHED ON 6/30/96 IS BASED ON THE PERFORMANCE OF MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. RETURNS FOR THE PERIOD 1/1/92 THROUGH 5/3/96 REFLECT THE PERFORMANCE OF THE FUND'S PREDECESSOR, THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.10
OTHER EXPENSES(1)                                                 0.12
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                   0.32
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                        (0.07)
------------------------------------------------------------------------
NET EXPENSES(2)                                                   0.25
------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES AND EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.25% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   26         96          173         399
--------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in U.S. dollar denominated securities.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE
   - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1992          2.83%
1993          2.15%
1994          2.67%
1995          3.68%
1996          3.31%
1997          3.50%
1998          3.33%
1999          3.11%
2000          3.99%
2001          2.71%

---------------------------------------------
BEST QUARTER 4th quarter, 2000        1.04%
---------------------------------------------
WORST QUARTER 4th quarter, 2001       0.46%
---------------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.00%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                          PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------
AGENCY SHARES             2.71        3.33          3.13
-----------------------------------------------------------------

* THE PERFORMANCE FOR THE PERIOD BEFORE AGENCY SHARES WERE LAUNCHED ON 11/4/93 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)

MANAGEMENT FEES                                                   0.10
DISTRIBUTION (RULE 12b-1) FEES                                    NONE
SHAREHOLDER SERVICE FEES                                          0.10
OTHER EXPENSES(1)                                                 0.13
------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                   0.33
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                        (0.07)
------------------------------------------------------------------------
NET EXPENSES(2)                                                   0.26
------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE
The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   27         99          178         411
--------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average net assets as follows:

FUND                                                   %
----------------------------------------------------------
PRIME MONEY MARKET FUND                              0.09
----------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                    0.10
----------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                      0.10
----------------------------------------------------------
FEDERAL MONEY MARKET FUND                            0.10
----------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND      0.10
----------------------------------------------------------
TAX FREE MONEY MARKET FUND                           0.10
----------------------------------------------------------

THE FUNDS' ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Agency Shares of each Fund held by investors serviced by the shareholder servicing agent.


Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of these Funds. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. Each Fund seeks to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price a Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of a Fund with the assistance of a service organization. Your service organization is paid by the Funds to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in each Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors. Shareholders of the Funds prior to 1/1/02 will be subject to a minimum of $1,000,000. Service organizations may provide the following services in connection with their customers' investments in a Fund:

- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to a Fund by the cut-off time.

Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND                               5:00 P.M.
----------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     5:00 P.M.
----------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       5:00 P.M.
----------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             2:00 P.M.
----------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       2:00 P.M.
----------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            NOON
----------------------------------------------------------------

The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

You must provide a Taxpayer Identification Number when you open an account. Each Fund has the right to reject any purchase order or to cease offering shares.

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage a Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before a Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for Prime Money Market Fund, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Tell your service organization that you want to sell shares. They will send all necessary documents to the JPMorgan Funds Service Center.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds may close your account if the balance falls below the minimum as a result of having sold shares. The Funds may also close the account if you fail to meet the investment minimum over a 12-month period. The Funds will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Agency Shares of each Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.

DISTRIBUTIONS AND TAXES

The Funds can earn income and can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Funds are not subject to federal income taxes, but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state or local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND@

                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.06      0.05     0.06
     Less Dividends from Net Investment Income                                        0.02      0.05      0.06      0.05     0.06
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          2.05%     5.45%     6.01%     5.10%    5.65%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $ 12,562  $ 16,676   $ 9,430   $ 8,161  $ 4,722
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.25%     0.26%     0.26%     0.26%    0.24%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            2.08%     5.15%     5.86%     4.96%    5.50%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.32%     0.33%     0.33%     0.33%    0.24%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       2.01%     5.08%     5.79%     4.89%    5.50%
---------------------------------------------------------------------------------------------------------------------------------

@ Formerly Institutional Shares.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND@

                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.06      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.06      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.98%     5.28%     5.83%     4.92%    5.51%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $  4,497  $  3,769   $ 2,639   $ 2,913  $ 2,797
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.26%     0.26%     0.26%     0.25%    0.24%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.98%     5.09%     5.66%     4.80%    5.36%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.32%     0.33%     0.33%     0.31%    0.24%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.92%     5.02%     5.59%     4.74%    5.36%
---------------------------------------------------------------------------------------------------------------------------------

@ Formerly Institutional Shares.

JPMORGAN TREASURY PLUS MONEY MARKET FUND@

                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.06      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.06      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.93%     5.12%     5.65%     4.75%    5.44%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $  1,416  $    944   $   904   $   980  $   876
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.25%     0.25%     0.25%     0.24%    0.21%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.88%     5.04%     5.48%     4.61%    5.29%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.34%     0.36%     0.36%     0.31%    0.25%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.79%     4.93%     5.37%     4.54%    5.25%
---------------------------------------------------------------------------------------------------------------------------------


@ Formerly Institutional Shares.

JPMORGAN FEDERAL MONEY MARKET FUND@

                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.06      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.06      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.96%     5.30%     5.75%     4.92%    5.46%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $    523  $  1,169   $   287   $   248  $   198
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.26%     0.26%     0.26%     0.26%    0.27%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            2.02%     5.01%     5.61%     4.79%    5.32%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.32%     0.34%     0.34%     0.34%    0.27%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.96%     4.93%     5.53%     4.71%    5.32%
---------------------------------------------------------------------------------------------------------------------------------


@ Formerly Institutional Shares.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND@

                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.05     0.05
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00  $   1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.89%     5.11%     5.38%     4.67%    5.30%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $  1,090  $  1,170   $   872   $   895  $ 1,796
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.25%     0.25%     0.25%     0.24%    0.21%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.86%     4.93%     5.26%     4.51%    5.13%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.32%     0.35%     0.34%     0.32%    0.25%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.79%     4.83%     5.17%     4.43%    5.09%
---------------------------------------------------------------------------------------------------------------------------------


@ Formerly Institutional Shares.

JPMORGAN TAX FREE MONEY MARKET FUND@

                                                                                      YEAR       YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED      ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02    8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00   $   1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income From Investment Operations:
     Net Investment Income                                                            0.02       0.03      0.04      0.03     0.03
     Less Dividends from Net Investment Income                                        0.02       0.03      0.04      0.03     0.03
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00   $   1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.54%      3.47%     3.71%     3.07%    3.45%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $  1,091   $    921   $   640   $   476  $   410
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.26%      0.26%     0.26%     0.26%    0.26%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.45%      3.42%     3.67%     3.01%    3.37%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.33%      0.36%     0.39%     0.35%    0.26%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.38%      3.32%     3.54%     2.92%    3.37%
----------------------------------------------------------------------------------------------------------------------------------


@ Formerly Institutional Shares.

                          This page intentionally left blank.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US


MORE INFORMATION

For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

             The Funds' Investment Company Act File No. is 811-8358.

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                   PR-MMA-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN MONEY MARKET FUNDS

INSTITUTIONAL CLASS SHARES


PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                     1

U.S. Government Money Market Fund                           5

Treasury Plus Money Market Fund                             9

Federal Money Market Fund                                  13

100% U.S. Treasury Securities Money Market Fund            17

Tax Free Money Market Fund                                 21

The Funds' Management and Administration                   25

How Your Account Works                                     26

   Buying Fund Shares                                      26

   Selling Fund Shares                                     27

   Other Information Concerning the Funds                  28

   Distributions and Taxes                                 28

What the Terms Mean                                        30

Financial Highlights                                       31

How To Reach Us                                    Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994          4.21%
1995          5.84%
1996          5.40%
1997          5.58%
1998          5.53%
1999          5.17%
2000          6.38%
2001          4.12%


 BEST QUARTER 3rd quarter, 2000        1.64%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.62%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.33%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                                  LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           4.14          5.36          5.24
-----------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.32

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE INSTITUTIONAL CLASS SHARES WERE 0.19%.



EXAMPLE


The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year,


- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                                 1 YR.     3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)    20        78          155         382
--------------------------------------------------------------------------

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- debt securities issued or guaranteed by the U.S. Treasury its agencies or instrumentalities of the U.S. government, and


- repurchase agreements using these securities as collateral.


- "Assets" means net assets, plus the amount of borrowings for investment purposes.


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rate not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992            3.40%
1993            2.71%
1994            4.12%
1995            5.83%
1996            5.33%
1997            5.46%
1998            5.38%
1999            4.97%
2000            6.25%
2001            3.97%


 BEST QUARTER 4th quarter, 2000        1.61%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.61%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.29%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                      PAST 1 YR.    PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           3.98          5.21          4.74
------------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.32

 FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.12)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE


The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         91          168         394
--------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

- repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS*,(1)

1995         5.62%
1996         5.14%
1997         5.35%
1998         5.29%
1999         4.79%
2000         6.11%
2001         3.77%


 BEST QUARTER 4th quarter, 2000        1.60%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.58%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.28%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for the periods ended December 31, 2001*,(1)



                                                                  LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           3.79          5.06          5.09
-----------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 4/20/94.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.14
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.34

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.14)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                                 1 YR.     3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)    20        80          162         402
--------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and


- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.


The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1995          5.71%
1996          5.24%
1997          5.43%
1998          5.32%
1999          4.98%
2000          6.14%
2001          4.01%


 BEST QUARTER 3rd quarter, 2000

              4th quarter, 2000     1.58%
-----------------------------------------
 WORST QUARTER 4th quarter, 2001    0.59%
-----------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.28%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                                  LIFE OF THE
                                      PAST 1 YR.    PAST 5 YRS.   FUND
-----------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES           4.03          5.18          5.21
-----------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 4/20/94.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.32

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         78          155         382
--------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.


The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992          3.35%
1993          2.60%
1994          3.50%
1995          5.17%
1996          4.94%
1997          5.24%
1998          5.23%
1999          4.62%
2000          5.85%
2001          3.82%


 BEST QUARTER 4th quarter, 2000     1.54%
-----------------------------------------
 WORST QUARTER 4th quarter, 2001    0.57%
-----------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.22%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)

                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES             3.83        4.95          4.43
------------------------------------------------------------------------------

* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.13
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.33

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.13)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         93          172         405
--------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in U.S. dollar denominated securities.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).


The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the imposition of government controls, or regulations that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992          2.83%
1993          2.15%
1994          2.67%
1995          3.68%
1996          3.31%
1997          3.50%
1998          3.33%
1999          3.11%
2000          3.99%
2001          2.71%


 BEST QUARTER 4th quarter, 2000        1.04%
--------------------------------------------
 WORST QUARTER 4th quarter, 2001       0.48%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.04%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                     PAST 1 YR.     PAST 5 YRS.   PAST 10 YRS.
------------------------------------------------------------------------------
 INSTITUTIONAL CLASS SHARES          2.73           3.33          3.13
------------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS.

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES
The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



 MANAGEMENT FEES                                                         0.10

 DISTRIBUTION (RULE 12b-1) FEES                                          NONE

 SHAREHOLDER SERVICE FEES                                                0.10

 OTHER EXPENSES(1)                                                       0.13
-----------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.33

 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.13)
-----------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   20         79          158         392
--------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION


Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                                   %
----------------------------------------------------------
PRIME MONEY MARKET FUND                               0.09
----------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     0.10
----------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       0.10
----------------------------------------------------------
FEDERAL MONEY MARKET FUND                             0.10
----------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       0.10
----------------------------------------------------------
TAX FREE  MONEY MARKET FUND                           0.10
----------------------------------------------------------


THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of each Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price each Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Funds, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price.

Normally, the cut-off (in Eastern time) is:


PRIME MONEY MARKET FUND                               5:00 P.M.
---------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND                     5:00 P.M.
---------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND                       5:00 P.M.
---------------------------------------------------------------
FEDERAL MONEY MARKET FUND                             2:00 P.M.
---------------------------------------------------------------
100% U.S. TREASURY SECURITIES MONEY MARKET FUND       2:00 P.M.
---------------------------------------------------------------
TAX FREE MONEY MARKET FUND                            NOON
---------------------------------------------------------------


If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set earlier cut-off times. The Funds may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

If the JPMorgan Institutional Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 p.m. Eastern time on the day of the order, the order may be cancelled. Any funds received in connection with late orders will be invested on the following business day.

You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:


JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS
Investors must buy a minimum of $20,000,000 worth of Institutional Class Shares in a Fund to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.

Shareholders of the Funds prior to 1/1/02 will be subject to a minimum of $10,000,000.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.


Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may impose different minimum investments and earlier cut-off times.

SELLING FUND SHARES
When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Funds.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before a Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for the Prime Money Market Fund, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.

SELLING SHARES
You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm which Funds you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.


THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS

We may close your account if the balance falls below the minimum investment noted above as a result of selling shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

Each Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.


Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. This Fund intends to review changes in the applicable laws, rules and regulations governing eligible investments for federally chartered credit unions, and to take such action as may be necessary so that the investments of this Fund qualify as eligible investments under the Federal Credit Union Act and the regulations thereunder.


DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income paid at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.


SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       2.02%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $ 21,881
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.19%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         2.06%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.32%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.93%
-----------------------------------------------------------------------------------------------------------------------


  * Commencement of offering of class of shares.
(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND



                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.96%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                                                                      $    447
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.89%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.32%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.77%
-----------------------------------------------------------------------------------------------------------------------



  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND



                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.90%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $    432
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.87%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.34%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.73%
-----------------------------------------------------------------------------------------------------------------------



  * Commencement Of Offering Of Class Of Shares.

(a) Not annualized.

  # Short periods have been

JPMORGAN FEDERAL MONEY MARKET FUND



                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.93%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End Of Period (millions)                                                                      $  1,953
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.97%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.32%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.85%
-----------------------------------------------------------------------------------------------------------------------



  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.85%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $    267
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.67%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.33%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.54%
-----------------------------------------------------------------------------------------------------------------------



  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

JPMORGAN TAX FREE MONEY MARKET FUND



                                                                                                               9/10/01*
                                                                                                                THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                8/31/02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                           $   1.00
-----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                         0.02
     Less Dividends from Net Investment Income                                                                     0.02
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                 $   1.00
-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                       1.54%(a)
=======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                      $  3,891
-----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                  0.20%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                         1.46%
-----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                 0.33%
-----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                    1.33%
-----------------------------------------------------------------------------------------------------------------------



  * Commencement of offering of class of shares.

(a) Not annualized.

  # Short periods have been annualized.

                       This page intentionally left blank.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.


If you have any questions regarding this policy, please feel free to contact us at 1-800-766-7722.


              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room, and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.

             The Funds' Investment Company Act File No. is 811-8358

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-MMI-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN MONEY MARKET FUNDS

RESERVE SHARES


PRIME MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

NEW YORK TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                     1

Treasury Plus Money Market Fund                             5

New York Tax Free Money Market Fund                         9

The Funds' Management and Administration                   13

How Your Account Works                                     14

   Buying Fund Shares                                      14

   Selling Fund Shares                                     15

   Other Information Concerning the Funds                  15

   Distributions and Taxes                                 16

What the Terms Mean                                        17

Financial Highlights                                       18

How To Reach Us                                    Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in U.S. dollar denominated securities that must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994         3.39%
1995         4.59%
1996         4.13%
1997         4.49%
1998         4.61%
1999         4.83%
2000         5.93%
2001         3.60%


BEST QUARTER 4th quarter, 2000        1.45%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.49%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.96%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                       PAST 1 YR.  PAST 5 YRS. LIFE OF THE FUND
--------------------------------------------------------------------------------
 RESERVE SHARES                          3.60         4.69          4.41
--------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE RESERVE SHARES WERE LAUNCHED ON 7/31/00 IS BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF RESERVE SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE RESERVE SHARES HAVE HIGHER EXPENSES THAN THE MORGAN SHARES. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR RESERVE SHARES

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)



 MANAGEMENT FEES                                                         0.10
 DISTRIBUTION (RULE 12b-1) FEES                                          0.25
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.12
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.72
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.70
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE RESERVE SHARES WERE 0.68%.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.



                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   72         226         397         891
--------------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

-  repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1995         5.43%
1996         4.90%
1997         4.99%
1998         4.89%
1999         4.44%
2000         5.75%
2001         3.42%


BEST QUARTER 4th quarter, 2000        1.51%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.45%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.90%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                      PAST 1 YR.   PAST 5 YRS.  LIFE OF THE FUND
--------------------------------------------------------------------------------
 RESERVE SHARES                          3.39        4.69          4.76
--------------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE RESERVE SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF RESERVE SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE RESERVE SHARES HAVE HIGHER EXPENSES THAN MORGAN SHARES. THE FUND COMMENCED OPERATIONS ON 4/22/94.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR RESERVE SHARES
The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)



 MANAGEMENT FEES                                                         0.10
 DISTRIBUTION (RULE 12b-1) FEES                                          0.25
 SHAREHOLDER SERVICE FEES                                                0.25
 OTHER EXPENSES(1)                                                       0.14
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.74
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.04)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.70
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   72         228         403         911
--------------------------------------------------------------------------------

     JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in municipal obligations, the interest on which is excluded from gross income for federal income taxes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. "Assets" means net assets, plus the amount of borrowings for investment purposes. Municipal obligations in which the Fund can invest include those issued by the State of New York, its political subdivisions, as well as Puerto Rico, other U.S. territories and their political subdivisions. The remaining 20% of Assets may be invested in securities paying interest which is subject to federal New York State and New York City personal income taxes or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


The Fund invests only in U.S. dollar denominated securities. Each investment must have the highest or second-highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser, JPMFAM (USA). The dollar-weighted average maturity of the Fund will be 90 days or less, and the Fund will buy only those investments with remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.


The Fund attempts to keep its net asset value constant, but there is no guarantee that it will be able to do so.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

The Fund will be particularly susceptible to difficulties affecting New York State and its municipalities. Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. Consult your tax professional for more information.

The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects.


Although the Fund seeks to be fully invested it may at times hold some of its assets in cash. This could hurt the Fund's performance.


Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objectives.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE
   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992      2.30%
1993      1.67%
1994      2.07%
1995      3.03%
1996      2.81%
1997      3.09%
1998      2.90%
1999      2.72%
2000      3.45%
2001      2.01%


BEST QUARTER 2nd quarter, 2000        0.91%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.31%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.63%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                      PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
--------------------------------------------------------------------------------
 RESERVE SHARES                          2.01        2.83           2.60
--------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE RESERVE SHARES WERE LAUNCHED ON 7/31/00 IS BASED ON THE PERFORMANCE OF THE FUND'S MORGAN SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF RESERVE SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE RESERVE SHARES HAVE HIGHER EXPENSES THAN MORGAN SHARES.

(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR RESERVE SHARES

The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)



 MANAGEMENT FEES                                                         0.10
 DISTRIBUTION (RULE 12b-1) FEES                                          0.30
 SHAREHOLDER SERVICE FEES                                                0.35
 OTHER EXPENSES(1)                                                       0.15
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                         0.90
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.11)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                         0.79
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.79% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
This example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.       10 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)   81         276         488          1,098
--------------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUNDS' INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average net assets as follows:



 FUND                                                                       %
--------------------------------------------------------------------------------
 PRIME MONEY MARKET FUND                                                  0.09
--------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND                                          0.10
--------------------------------------------------------------------------------
 NEW YORK TAX FREE MONEY MARKET FUND                                      0.10
--------------------------------------------------------------------------------


THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Reserve Shares for all Funds (except for the New York Tax Free Money Market Fund, which has an annual fee of 0.35% of the average daily net assets) held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Reserve Shares of the New York Tax Free Money Market Fund.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Funds (except for the New York Tax Free Money Market Fund) have adopted a Rule 12b-1 distribution plan under which it pays to JPMFD (and other broker-dealers) annual distribution fees of 0.25% of the average daily net assets attributed to Reserve Shares. The New York Tax Free Money Market Fund pays annual distribution fees of 0.30% of the average daily net assets attributed to Reserve Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Reserve Shares in these Funds. The price you pay for your shares is the net asset value per share of the class, (NAV). NAV is the value of everything the class of a Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of a Fund with the assistance of a service organization. Your service organization is paid by the Funds to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in a Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investment may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Funds:


-  Acting, directly or through an agent, as the sole shareholder of record

-  Maintaining account records for customers

-  Processing orders to purchase, redeem or exchange shares for customers

-  Responding to inquiries from shareholders

-  Assisting customers with investment procedures.

The JPMorgan Funds Service Center accepts orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:

 PRIME MONEY MARKET FUND                                             5:00 PM
--------------------------------------------------------------------------------
 TREASURY PLUS MONEY MARKET FUND                                     5:00 PM
--------------------------------------------------------------------------------
 NEW YORK TAX FREE MONEY MARKET FUND                                 NOON
--------------------------------------------------------------------------------


Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.


You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order or to cease offering shares at any time.


Tell your service organization which Funds you want to buy and he or she will contact us. Your service organization may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may impose different minimum investments and earlier cut-off times.


SELLING FUND SHARES
You can sell your shares through your service organization on any day the JPMorgan Funds Service Center is open for trading. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.


We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before a Fund's cut-off time the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for the Prime Money Market Fund, as federal securities laws permit.

You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.


SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION
Tell your service organization which Funds you want to sell. They will send the necessary documents to the Funds. Your service organization might charge you for this service.

REDEMPTIONS-IN-KIND
The Funds reserve the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUNDS

The Funds may close your account if the balance falls below the minimum as a result of having sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Funds liable for any loss or expenses from any sales request, if the Funds take reasonable precautions. The applicable Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your service organization. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

Each Fund may issue multiple classes of shares. This prospectus relates only to Reserve Shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses and then pay out these earnings to shareholders as distributions.

The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. The Funds distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Funds distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. However, for the New York Tax Free Money Market Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Funds do not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                       YEAR        YEAR     7/31/00*
                                                                                      ENDED       ENDED      THROUGH
PER SHARE OPERATING PERFORMANCE:                                                    8/31/02     8/31/01      8/31/00
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                  $ 1.00     $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                              0.02       0.05         0.01
     Less Dividends from Net Investment Income                                          0.02       0.05         0.01
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                        $ 1.00     $ 1.00       $ 1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            1.60%      4.88%        0.50%(a)
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                             $  393     $   10       $   --+
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                       0.68%      0.79%        0.79%
--------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                              1.41%      4.62%        5.33%
--------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                      0.72%      2.17%        1.45%
--------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits         1.37%      3.24%        4.67%
--------------------------------------------------------------------------------------------------------------------



   * Commencement of operations.
 (a) Not annualized.
   + Amount rounds to less than one million.
   # Short periods have been annualized.

JPMORGAN TREASURY PLUS MONEY MARKET FUND



                                                                                                            9/10/01*
                                                                                                             THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                             8/31/02
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                          $ 1.00
--------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                      0.01
     Less Dividends from Net Investment Income                                                                  0.01
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                $ 1.00
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                    1.40%(a)
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                     $  235
--------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                               0.70%
--------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                      1.35%
--------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                              0.74%
--------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                 1.31%
--------------------------------------------------------------------------------------------------------------------



   * Commencement of offering of class of shares.
 (a) Not annualized.
   # Short periods have been annualized.

JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND



                                                                                        YEAR        YEAR      7/31/00*
                                                                                       ENDED       ENDED       THROUGH
PER SHARE OPERATING PERFORMANCE:                                                     8/31/02     8/31/01       8/31/00
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                  $ 1.00   $    1.00        $ 1.00
----------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                              0.01        0.03            --
     Less Dividends from Net Investment Income                                          0.01        0.03            --
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                        $ 1.00   $    1.00        $ 1.00
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            1.00%       2.77%         0.28%(a)
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                             $  180   $      --+       $   --+
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                       0.79%       0.90%         0.79%
----------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                              0.85%       2.57%         3.04%
----------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                      0.90%    1560.21%!!       1.49%
----------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits         0.74%   (1556.74)%!!      2.34%
----------------------------------------------------------------------------------------------------------------------



   * Commencement of offering of class of shares.
 (a) Not annualized.
   + Amount rounds to less than one million.
   # Short periods have been annualized.
  !! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       This page intentionally left blank.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy shares through an institution Please contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the SEC's website at http://www.sec.gov.


             The Fund's Investment Company Act File No. is 811-8358

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-MMR-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN MONEY MARKET FUNDS
SELECT CLASS SHARES

PRIME MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                1

The Fund's Management and Administration               5

How Your Account Works                                 6

  Buying Fund Shares                                   6

  Selling Fund Shares                                  7

  Other Information Concerning the Fund                8

  Distributions and Taxes                              8

What the Terms Mean                                   10

Financial Highlights                                  11

How To Reach Us                               Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA), Inc. (JPMFAM (USA)) judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994         4.10%
1995         5.66%
1996         5.20%
1997         5.37%
1998         5.32%
1999         4.97%
2000         6.18%
2001         3.92%


BEST QUARTER 3rd quarter, 2000     1.59%
-----------------------------------------
WORST QUARTER 4th quarter, 2001    0.56%
-----------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.15%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                               PAST 1 YR.   PAST 5 YRS.   LIFE OF THE FUND
----------------------------------------------------------------------------
SELECT CLASS SHARES            3.92         5.15          5.05
----------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE SELECT SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF THE PREMIER CLASS OF SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR SELECT CLASS SHARES

The expenses of the Select Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM SELECT CLASS ASSETS)



MANAGEMENT FEES                                        0.10
DISTRIBUTION (RULE 12b-1) FEES                         NONE
SHAREHOLDER SERVICE FEES                               0.25
OTHER EXPENSES(1)                                      0.11
-----------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                        0.46
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)               (0.02)
-----------------------------------------------------------
NET EXPENSES(2)                                        0.44
-----------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE SELECT CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.44% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES FOR THE SELECT CLASS SHARES WERE 0.42%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Select Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Select Class Shares and your actual costs may be higher or lower.


                               1 YR.    3 YRS.    5 YRS.    10 YRS.
---------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   45       143       253       575
---------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Select Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Select Class Shares of in the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time at each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business. Normally, the Fund's cut-off (in Eastern time) is 5:00 p.m.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:


JPMORGAN FUNDS SERVICE CENTER


1-800-348-4782

MINIMUM INVESTMENTS

First time investors must buy a minimum of $1,000,000 worth of Select Class Shares in the Fund to open an account. There are no minimum levels for subsequent purchases. The minimum investment may be less for certain investors. Current shareholders of Select Class Shares who hold their shares as a result of the reorganization of certain JPMorgan Funds in September 2001 may purchase Select Class Shares of this and other Funds without regard to this minimum.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center.

If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. This could take more than seven business days. Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. on the day you buy.

You can buy shares in two ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you wish to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may impose different minimum investments and earlier cut-off times.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER


Call 1-800-348-4782
Or
Complete the application form and mail along with it, a check for the amount you want to invest to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you.

The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to sell your Select Class Shares. He or she will send all necessary documents to JPMorgan Funds Service Center. Your representative might charge you for this service.


THROUGH THE JPMORGAN FUNDS SERVICE CENTER

Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum investment noted above as a result of having sold shares. We will give you 60 days notice before closing your account. This restriction does not apply to shareholders who hold Select Class Shares as a result of the reorganization of certain JPMorgan Funds in September 2001.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

You may write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Select Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.


Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                            9/10/01*
                                                                                             THROUGH
PER SHARE OPERATING PERFORMANCE:                                                             8/31/02
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                        $   1.00
----------------------------------------------------------------------------------------------------
Income from Investment Operations:

     Net Investment Income                                                                      0.02

     Less Dividends from Net Investment Income                                                  0.02
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                              $   1.00
----------------------------------------------------------------------------------------------------

TOTAL RETURN                                                                                    1.78%(a)
====================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                   $  1,064
----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------
     Net Expenses                                                                               0.42%
----------------------------------------------------------------------------------------------------
     Net Investment Income                                                                      1.83%
----------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                              0.46%
----------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                 1.79%
----------------------------------------------------------------------------------------------------



  * Commencement of offering of class of shares.
(a) Not annualized.
  # Short periods have been annualized.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

             The Fund's Investment Company Act File No. is 811-8358

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                    PR-PMMS-1202

PROSPECTUS DECEMBER 27, 2002



JPMORGAN MONEY MARKET FUNDS
CASH MANAGEMENT SHARES


PRIME MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                             1

The Fund's Management and Administration            5

The Fund's Distributor                              5

How Your Account Works                              6

  Buying Fund Shares                                6

  Selling Fund Shares                               7

  Other Information Concerning the Fund             7

  Distributions and Taxes                           8

What the Terms Mean                                 9

Financial Highlights                               10

How To Reach Us                            Back cover

     JPMORGAN PRIME MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.



INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     -  WANT A HIGHLY LIQUID INVESTMENT
     -  ARE LOOKING FOR AN INTERIM INVESTMENT
     -  ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     -  ARE INVESTING FOR LONG-TERM GROWTH
     -  ARE INVESTING FOR HIGH INCOME
     -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994          3.39%
1995          4.59%
1996          4.13%
1997          4.49%
1998          4.61%
1999          4.83%
2000          6.03%
2001          3.78%


BEST QUARTER 3rd quarter, 2000        1.39%
----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.43%
----------------------------------------------


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.75%.

AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)


                                                               LIFE OF
                              PAST 1 YEAR     PAST 5 YEARS     FUND
------------------------------------------------------------------------
CASH MANAGEMENT SHARES        3.65            4.72             4.43
------------------------------------------------------------------------


* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE CASH MANAGEMENT SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF CASH MANAGEMENT SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE CASH MANAGEMENT SHARES HAVE HIGHER EXPENSES THAN THE MORGAN SHARES. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR CASH MANAGEMENT SHARES

The expenses of the Cash Management Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CASH MANAGEMENT SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.50
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.14
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.99
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.97
-------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CASH MANAGEMENT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.97% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES FOR THE CASH MANAGEMENT SHARES WERE 0.96%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Cash Management Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Cash Management Shares and your actual costs may be higher or lower.


                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   99         311         543         1,209
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

During the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Cash Management Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays to JPMFD (and other broker-dealers) annual distribution fees of 0.50% of the average daily net assets attributed to Cash Management Shares.


This payment covers such things as payments for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Cash Management Shares of in the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time at 5:00 P.M. Eastern time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of the Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Fund:

-  Acting, directly or through an agent, as the sole shareholder of record

-  Maintaining account records for customers

-  Processing orders to purchase, redeem or exchange shares for customers

-  Responding to inquiries from shareholders

-  Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to the Fund by the cut-off time. Normally, the Fund's cut-off (in Eastern time) is 5:00 p.m.


The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.


Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may impose different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.


We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATIONS


Tell your service organization that you want to sell shares. They will send all necessary documents to the JPMorgan Funds Service Center.


REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND


We may close your account if the balance falls below the minimum as a result of having sold shares. We may also close the account if you fail to meet the investment minimum over a twelve-month period. We will give you 60 days notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund take reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Cash Management Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.


Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                    9/10/01*
                                                                                     THROUGH
                                                                                     8/31/02
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                  $ 1.00
--------------------------------------------------------------------------------------------
   Income from investment operations:

      Net investment income                                                             0.01

      Less dividends from net investment income                                         0.01
--------------------------------------------------------------------------------------------
Net asset value, end of period                                                        $ 1.00
--------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            1.25%(a)
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
      Net assets, end of period (millions)                                            $  282
--------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------
      Net expenses                                                                      0.96%
--------------------------------------------------------------------------------------------
      Net investment income                                                             1.17%
--------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements and earnings credits                     0.99%
--------------------------------------------------------------------------------------------
      Net investment income without waivers, reimbursements and earnings credits        1.14%
--------------------------------------------------------------------------------------------


  *   Commencement of offering of class of shares.

  (a) Not annualized.

  #   Short periods have been annualized.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.


              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on this Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room, and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


             The Fund's Investment Company Act File No. is 811-8358.

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                   PR-PMMCM-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN LIQUID ASSETS MONEY
MARKET FUND
MORGAN SHARES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Liquid Assets Money Market Fund                                   1

The Fund's Management and Administration                          4

How Your Account Works                                            5

  Buying Fund Shares                                              5

  Selling Fund Shares                                             6

  Exchanging Fund Shares                                          7

  Other Information Concerning the Fund                           7

  Distributions and Taxes                                         8

Shareholder Services                                              9

What the Terms Mean                                              10

Financial Highlights                                             11

How To Reach Us                                          Back cover

     JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.


The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service (Moody's) or A-2 by Standard & Poor's Corporation (S&P), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc., (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company of 1940.

     BEFORE YOU INVEST
     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST
     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL
     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

The Fund commenced operations on 4/1/02 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES
The estimated expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS)



 MANAGEMENT FEES                                                            0.10
 DISTRIBUTION (RULE 12b-1) FEES                                             0.10
 SHAREHOLDER SERVICE FEES                                                   0.35
 OTHER EXPENSES(1)                                                          0.28
--------------------------------------------------------------------------------
 TOTAL ANNUAL OPERATING EXPENSES                                            0.83
 FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                                 (0.24)
--------------------------------------------------------------------------------
 NET EXPENSES(2)                                                            0.59
--------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE MORGAN SHARES WERE 0.45%.


EXAMPLE
The example below is intended to help you compare the cost of investing in Morgan Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Morgan Shares and your actual costs may be higher or lower.


                                                              1 YR.       3 YRS.
--------------------------------------------------------------------------------
 YOUR COST ($)
 (WITH OR WITHOUT REDEMPTION)                                 60          241
--------------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:


0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of the Morgan Shares of the Fund held by investors serviced by the shareholder servicing agent.


The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of the Fund.


Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.

THE FUND'S DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of 0.10% of the average daily net assets attributed to Morgan Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares in the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated by the cut-off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Funds Service Center. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 3:00 P.M.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:


 JPMORGAN FUNDS SERVICE CENTER


 1-800-348-4782

MINIMUM INVESTMENTS

 TYPE OF                          INITIAL        ADDITIONAL
 ACCOUNT                          INVESTMENT     INVESTMENTS
-------------------------------------------------------------
 REGULAR ACCOUNT                  $ 2,500        $ 100
-------------------------------------------------------------
 SYSTEMATIC INVESTMENT PLAN(1)    $ 1,000        $ 100
-------------------------------------------------------------
 IRAS                             $ 1,000        $ 100
-------------------------------------------------------------
 SEP-IRAS                         $ 1,000        $ 100
-------------------------------------------------------------
 EDUCATION IRAS                   $   500        $ 100
-------------------------------------------------------------

(1) FOR ALTERNATIVE MINIMUM INVESTMENTS FOR SYSTEMATIC INVESTMENT PLAN ACCOUNTS, PLEASE SEE SHAREHOLDER SERVICES.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the cut-off time on the day you buy.

You can buy shares in three ways:


THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative that you want to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782

Complete the application form and mail it along with a check for the amount you want to invest to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

THROUGH A SYSTEMATIC INVESTMENT PLAN
This is an easy way to make regular investments. The minimum investment in the Fund is $100. See Shareholder Services for details.

SELLING FUND SHARES
When you sell your shares, either directly or through your investment representative, you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.


We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You can sell shares in three ways:

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative that you want to sell. He or she will send all necessary documents to the JPMorgan Funds Service Center. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER
Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire.
Or
Send a signed letter with your instructions to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we will send the proceeds by electronic transfer or wire only to the bank account on our records.

THROUGH A SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. See Shareholder Services for details.

REDEMPTIONS-IN-KIND
The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

EXCHANGING FUND SHARES

You can exchange your Morgan Shares for Morgan Shares in certain other JPMorgan Funds without paying a sales charge. You may pay a sales charge if you exchange your Morgan Shares for other classes of shares. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet any minimum investment requirements and may have to pay a sales charge. Call 1-800-348-4782 for details.


You should not exchange shares as a means of short-term trading as this could increase management costs and affect all shareholders. We reserve the right to limit the number of exchanges or to refuse an exchange. We may also terminate this privilege. We may charge an administration fee of $5 for each exchange if you make more than 10 exchanges in a year or three in a quarter. See the Statement of Additional Information to find out more about the exchange privilege.

THROUGH A SYSTEMATIC EXCHANGE PLAN

You can also set up a systematic exchange program to automatically exchange shares on a regular basis. It is a free service. See Shareholder Services for details.


EXCHANGE BY PHONE
You may also use our Telephone Exchange Privilege. You can get information by contacting the JPMorgan Funds Service Center or your investment representative.

OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $500 as a result of having sold shares. The Fund may also close the account if you are in the Systematic Investment Plan and fail to meet the investment minimum over a 12-month period. The Fund will give you 60 days notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.

You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Morgan Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES
The Fund can earn income and it can realize capital gain. The Fund deducts any expenses then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

     SHAREHOLDER SERVICES

SYSTEMATIC INVESTMENT PLAN

If you make an initial investment of at least $1,000, you can regularly invest $100 or more on a monthly, quarterly or semiannual basis. You may also choose to make a lower initial investment of $250, which requires additional monthly systematic investments of $200. The money is automatically deducted from your checking or savings account. For further information please refer to the How Your Account Works section of this prospectus.


You can set up a plan when you open an account by completing the appropriate section of the application. Current shareholders can join by sending a signed letter and a deposit slip or void check from their bank account to JPMorgan Service Center. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC WITHDRAWAL PLAN
You can automatically sell shares. You can make regular withdrawals of $50 or more. You can have automatic withdrawals made monthly, quarterly or semiannually. Your account must contain at least $5,000 to start the plan. Call 1-800-348-4782 for complete instructions.

SYSTEMATIC EXCHANGE PLAN

You can set up a systematic exchange program to automatically exchange shares on a regular basis. It is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same fund. Call 1-800-348-4782 for complete instructions.


FREE EXCHANGE PRIVILEGE
You can exchange shares between JPMorgan Funds in the same class without charge. This allows you to adjust your investments as your objectives change.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND



                                                                                    4/1/02**
                                                                                     THROUGH
                                                                                     8/31/02
--------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $  1.00
--------------------------------------------------------------------------------------------
  Income from Investment Operations:
     Net Investment Income                                                              0.01
     Less Dividends from Net Investment Income                                          0.01
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                       $  1.00
--------------------------------------------------------------------------------------------

TOTAL RETURN                                                                            0.64%(a)
============================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                            $    17
--------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------
     Net Expenses                                                                       0.45%
--------------------------------------------------------------------------------------------
     Net Investment Income                                                              1.51%
--------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                      0.83%
--------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits         1.13%
--------------------------------------------------------------------------------------------



 ** Commencement of operations.
(a) Not annualized.
  # Short periods have been annualized.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on the Fund, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:


JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

             The Fund's Investment Company Act File No. is 811-8358.

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                   PR-LAMMM-1202

PROSPECTUS DECEMBER 27, 2002



JPMORGAN LIQUID ASSETS MONEY MARKET FUND

INSTITUTIONAL CLASS SHARES


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Liquid Assets Money Market Fund                          1

The Fund's Management and Administration                 4

How Your Account Works                                   5

   Buying Fund Shares                                    5

   Selling Fund Shares                                   6

   Other Information Concerning the Fund                 6

   Distributions and Taxes                               7

What the Terms Mean                                      8

Financial Highlights                                     9

How To Reach Us                                 Back cover

     JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.


The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service (Moody's) or A-2 by Standard & Poor's Corporation (S&P), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


The Fund commenced operations on 4/1/02 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES

The estimated expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.10
OTHER EXPENSES(1)                                                       0.20
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.40
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.20)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.20
-------------------------------------------------------------------------------


(1)  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL
     YEAR.


(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
     PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF INSTITUTIONAL CLASS SHARES WERE 0.08%.


EXAMPLE


The example below is intended to help you compare the cost of investing in Institutional Class Shares of the Fund with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.

The example is for comparison only; the actual return of Institutional Class Shares and your actual costs may be higher or lower.



                                              1 YR.       3 YRS.
-------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                  20          108
-------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for it's customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated by the cut-off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund, or directly from the JPMorgan Institutional Funds Service Center. Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off-time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Normally, the cut-off (in Eastern time) is 3:00 P.M.

If you buy through an agent and not directly from the JPMorgan Institutional Funds Service Center, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

If the JPMorgan Institutional Funds Service Center does not receive federal funds by the later of the Fund's cut-off time or 4:00 P.M. Eastern time on the day of the order, the order may be cancelled. Any funds received in connection with late orders will be invested on the following business day.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:


JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER


1-800-766-7722

MINIMUM INVESTMENTS

Investors must buy a minimum of $20,000,000 worth of Institutional Shares to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Order by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.


Your financial service firm may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your firm may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records.

SELLING SHARES

You may sell your shares in two ways:

THROUGH YOUR FINANCIAL SERVICE FIRMS

Tell your firm that you want to sell. They will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your firm might charge you for this service.

THROUGH THE JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

Call 1-800-766-7722. We will send the proceeds by wire only to the bank account on our records.

REDEMPTIONS-IN-KIND


The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND


The Fund may close your account if the balance falls below the minimum as a result of selling shares. The Fund will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds

Service Center

300, Stanton Christiana Road
Netwark, Delaware 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income paid at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in this Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND



                                                                                           4/1/02**
                                                                                            THROUGH
                                                                                            8/31/02
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                    $      1.00
---------------------------------------------------------------------------------------------------
   Income from Investment Operations:
      Net Investment Income                                                                    0.01
      Less Dividends from Net Investment Income                                                0.01
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                          $      1.00
---------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                   0.81%(a)
===================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------
      Net Assets, End of Period (millions)                                              $     1,119
---------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------
      Net Expenses                                                                             0.08%
---------------------------------------------------------------------------------------------------
      Net Investment Income                                                                    1.87%
---------------------------------------------------------------------------------------------------
      Expenses Without Waivers, Reimbursements and Earnings Credits                            0.40%
---------------------------------------------------------------------------------------------------
      Net Investment Income Without Waivers, Reimbursements and Earnings Credits               1.55%
---------------------------------------------------------------------------------------------------



 ** Commencement of operations.
(a) Not annualized.
  # Short periods have been annualized.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-766-7722.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

JPMORGAN INSTITUTIONAL FUNDS
SERVICE CENTER
500 STANTON CHRISTIANA ROAD
NEWARK, DE 19713


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

              The Funds' Investment Company Act File No is 811-8358


         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                   PR-LAMMI-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN LIQUID ASSETS MONEY MARKET FUND
PREMIER SHARES

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Liquid Assets Money Market Fund                          1

The Fund's Management and Administration                 5

How Your Account Works                                   6

   Buying Fund Shares                                    6

   Selling Fund Shares                                   7

   Other Information Concerning the Fund                 8

   Distributions and Taxes                               8

What the Terms Mean                                     10

Financial Highlights                                    11

How To Reach Us                                 Back cover

     JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.


The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service (Moody's) or A-2 by Standard & Poor's Corporation (S&P), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


The Fund commenced operations on 4/1/02 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES

The estimated expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                     0.10
DISTRIBUTION (RULE 12b-1) FEES                                      NONE
SHAREHOLDER SERVICE FEES                                            0.25
OTHER EXPENSES(1)                                                   0.28
---------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                     0.63
FEE WAIVER AND EXPENSE REIMBURSEMENT(2)                            (0.18)
---------------------------------------------------------------------------
NET EXPENSES(2)                                                     0.45
---------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE PREMIER SHARES WERE 0.31%.

EXAMPLE

The example below is intended to help you compare the cost of investing in Premier Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Premier Shares and your actual costs may be higher or lower.


                                                       1 YR.       3 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)                           46          184
--------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.


THE FUND'S ADMINISTRATOR


JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Premier Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Fund is accepting purchase orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If you send us an order in proper form by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is 3:00 P.M.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

To open an account, buy or sell shares or get fund information, call the JPMorgan Funds Service Center at 1-800-348-4782 or
Complete an application form and mail it along with a check for the amount you want to invest to

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

MINIMUM INVESTMENTS

First time investors must buy a minimum of $100,000 worth of Premier Shares in the Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.


Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the

JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time time or 4:00 P.M. Eastern time on the day you buy.


OPENING YOUR ACCOUNT AND BUYING SHARES

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to buy shares and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the close of regular trading on the NYSE, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

You may sell your shares in two ways:

THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell. He or she will send the necessary documents to the Fund. Your representative might charge you for this service.

THROUGH THE JPMORGAN FUNDS SERVICE CENTER


Call 1-800-348-4782. We will mail you a check or send the proceeds via electronic transfer or wire. If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we will send the proceeds by electronic transfer or by wire only to the bank account on our records.

Or
Send a signed letter with your instructions to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND


The Fund may close your account if the balance falls below $100,000 because as a result of sold shares. The Fund may also close the account if you fail to meet the investment minimum over a 12-month period. The Fund will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.


Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND



                                                                                                                  4/1/02**
                                                                                                                   THROUGH
PER SHARE OPERATING PERFORMANCE:                                                                                   8/31/02
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                              $   1.00
--------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                                            0.01
     Less Dividends from Net Investment Income                                                                        0.01
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                                    $   1.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                                          0.70%(a)
==========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                                                         $     26
--------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
--------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                                                     0.31%
--------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                                            1.65%
--------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                                                    0.63%
--------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                                       1.33%
--------------------------------------------------------------------------------------------------------------------------



 ** Commencement of operations.
(a) Not annualized.
  # Short periods have been annualized.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

             The Fund's Investment Company Act File No. is 811-8358.


         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                   PR-LAMMP-1202

PROSPECTUS DECEMBER 27, 2002


JPMORGAN LIQUID ASSETS MONEY MARKET FUND

AGENCY SHARES


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Liquid Assets Money Market Fund                       1

The Fund's Management and Administration              4

How Your Account Works                                5

  Buying Fund Shares                                  5

  Selling Fund Shares                                 6

  Other Information Concerning the Fund               6

  Distributions and Taxes                             7

What the Terms Means                                  8

Financial Highlights                                  9

How To Reach Us                              Back cover

     JPMORGAN LIQUID ASSETS MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to maximize current income consistent with the preservation of capital and same-day liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests across a broad spectrum of U.S. dollar-denominated money market securities, typically emphasizing different types of securities at different times in order to take advantage of changing yield differentials. The Fund's investments may include commercial paper and variable rate demand notes of U.S. and foreign corporations, obligations issued by the U.S. Treasury, U.S. government agencies, domestic and foreign banks and corporations, and foreign governments, repurchase agreements, reverse repurchase agreements, as well as asset-backed securities and taxable municipal obligations. Some of these investments may be illiquid or purchased on a when-issued or delayed delivery basis.

The dollar weighted averaged maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

All securities purchased by the Fund must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.


The Fund may invest a portion of its assets in securities rated Prime-2 by Moody's Investor Service (Moody's) or A-2 by Standard & Poor's Corporation (S&P), or, if not rated by Moody's or S&P, if J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), the adviser, determines that the security is of comparable quality. By comparison, the JPMorgan Prime Money Market Fund generally invests only in securities that are rated Prime-1 by Moody's or A-1 by S&P and the dollar-weighted average maturity of that fund's portfolio is generally about 60 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers. The Fund's yield will vary in response to changes in interest rates.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. These risks increase when investing in issuers located in developing countries.

Securities in the Fund's portfolio may not earn as high a current income as longer-term or lower-quality securities.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF THE FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


The Fund commenced operations on 4/1/02 and therefore has no reportable performance history. Once the Fund has performance for at least one calendar year, a bar chart and performance table will be included in the prospectus. Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.


ESTIMATED INVESTOR EXPENSES


The estimated expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.

ESTIMATED ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.10
OTHER EXPENSES(1)                                                       0.24
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.44
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.18)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.26
--------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.26% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES FOR THE AGENCY SHARES WERE 0.13%.


EXAMPLE

The example below is intended to help you compare the cost of investing in Agency Shares of the Fund with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of Agency Shares and your actual costs may be higher or lower.


                                                   1 YR.         3 YRS.
-------------------------------------------------------------------------
YOUR COST($) (WITH OR WITHOUT REDEMPTION)          27            123
-------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by Trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.


The Fund will pay JPMFAM (USA) a management fee of 0.10% of average daily net assets for its services as adviser.

THE FUND'S ADMINISTRATOR


JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:


0.10% of the first $100 billion of average net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Agency Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of the Fund. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. This Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of the cut off time each day the Fund is accepting orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

INVESTING THROUGH A SERVICE ORGANIZATION

Prospective investors may only purchase shares of the Fund with the assistance of a service organization. Your service organization is paid by the Fund to assist you in establishing your account, executing transactions, and monitoring your investment. The minimum amount for initial investments in the Fund by a service organization is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors. Service organizations may provide the following services in connection with their customers' investments in the Fund:

- Acting, directly or through an agent, as the sole shareholder of record

- Maintaining account records for customers

- Processing orders to purchase, redeem or exchange shares for customers

- Responding to inquiries from shareholders

- Assisting customers with investment procedures.

Shares are available on any business day the Federal Reserve Bank of New York and the New York Stock Exchange are open. The Fund also may be open for business on days the New York Stock Exchange is closed, if banking institutions are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. Service organizations will be responsible for transmitting accepted orders and payments to the Fund by the cut-off time.

Normally, the cut-off (in Eastern time) is 3:00 P.M.


The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 p.m. Eastern time on the day you buy.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares.

Your service organization may charge you a fee and may offer additional services, such as special purchase redemption programs, "sweep" programs, cash advances and redemption checks. Your service organization may set different minimum investments and earlier cut-off times.

SELLING FUND SHARES

When you sell your shares you will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.


We will need the names of the registered shareholders and your account number before we can sell your shares. Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have your signature guaranteed if you want your payment sent to an address other than the one we have in our records. We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR SERVICE ORGANIZATION

Tell your service organization that you want to sell shares. They will send all necessary documents to the JPMorgan Funds Service Center.

REDEMPTIONS-IN-KIND


The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND


The Fund may close your account if the balance falls below the minimum as a result of having sold shares. The Fund may also close the account if you fail to meet the investment minimum over a 12-month period. The Fund will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392

The Fund may issue multiple classes of shares. This prospectus relates only to Agency Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. In effect, the dealer is borrowing the fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

VARIABLE RATE DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN LIQUID ASSETS MONEY MARKET FUND


                                                                                     4/1/02**
                                                                                      THROUGH
PER SHARE OPERATING PERFORMANCE:                                                      8/31/02
---------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                   $ 1.00
---------------------------------------------------------------------------------------------
   Income from investment operations:
      Net investment income                                                              0.01
      Less dividends from net investment income                                          0.01
---------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $ 1.00
---------------------------------------------------------------------------------------------
TOTAL RETURN                                                                             0.78%(a)
=============================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------
      Net assets, end of period (millions)                                             $   53
---------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------
      Net expenses                                                                       0.13%
---------------------------------------------------------------------------------------------
      Net investment income                                                              1.82%
---------------------------------------------------------------------------------------------
      Expenses without waivers, reimbursements and earnings credits                      0.44%
---------------------------------------------------------------------------------------------
      Net investment income without waivers, reimbursements and earnings credits         1.51%
---------------------------------------------------------------------------------------------


   ** Commencement of operations.
  (a) Not annualized.
    # Short periods have been annualized.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER

P.O. BOX 219392

KANSAS CITY, MO 64121-9392


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


Public Reference Room of the SEC
Washington, DC 20549-0102.
1-202-942-8090
E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the SEC's website at http://www.sec.gov.

             The Fund's Investment Company Act File No. is 811-8358.

         (C) J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                   PR-LAMMA-1202

PROSPECTUS DECEMBER 27, 2002



JPMORGAN MONEY MARKET FUNDS

OFFERED THROUGH WARNER ASSET MANAGEMENT INC.
PREMIER SHARES

PRIME MONEY MARKET FUND

U.S. GOVERNMENT MONEY MARKET FUND

TREASURY PLUS MONEY MARKET FUND

FEDERAL MONEY MARKET FUND

100% U.S. TREASURY SECURITIES MONEY MARKET FUND

TAX FREE MONEY MARKET FUND


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS


Prime Money Market Fund                                         1

U.S. Government Money Market Fund                               5

Treasury Plus Money Market Fund                                 9

Federal Money Market Fund                                      13

100% U.S. Treasury Securities Money Market Fund                17

Tax Free Money Market Fund                                     21

The Funds' Management and Administration                       25

How Your Account Works                                         27

  Buying Fund Shares                                           27

  Selling Fund Shares                                          28

  Other Information Concerning the Funds                       28

  Distributions and Taxes                                      29

  Shareholder Services                                         30

What the Terms Mean                                            31

Financial Highlights                                           32

How To Reach Us                                         Back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT GOAL.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and can not repay their loans.


Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1994          4.10%
1995          5.66%
1996          5.20%
1997          5.37%
1998          5.32%
1999          4.97%
2000          6.18%
2001          3.92%


BEST QUARTER 3rd quarter, 2000        1.59%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.56%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.15%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)



                                        PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
------------------------------------------------------------------------------------
PREMIER SHARES                          3.92        5.15          5.05
------------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/15/93.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                     0.12
----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.47
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.02)
----------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.45
----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD 8/31/02, NET EXPENSES OF THE PREMIER SHARES WERE 0.44%.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   46         147         259         587
----------------------------------------------------------------------------

     JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- debt securities issued or guaranteed by the U.S. Treasury, its agencies or instrumentalities of the U.S. government, and


-  repurchase agreements using these securities as collateral.


"Assets" means net assets, plus the amount of borrowings for investment purposes.


The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM
(USA).


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.


The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992         3.40%
1993         2.71%
1994         3.83%
1995         5.54%
1996         5.02%
1997         5.13%
1998         5.14%
1999         4.77%
2000         6.04%
2001         3.77%


BEST QUARTER 3rd quarter, 2000          1.56%
             4th quarter, 2000
----------------------------------------------
WORST QUARTER 4th quarter, 2001         0.55%
----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.10%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1)



                                        PAST 1 YR.   PAST 5 YRS.    PAST 10 YRS.
----------------------------------------------------------------------------------
PREMIER SHARES                          3.77         4.97           4.53
----------------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.10
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.12
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.57
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.12)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         171         306         702
--------------------------------------------------------------------------

     JPMORGAN TREASURY PLUS MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal circumstances, the Fund will invest at least 80% of the value of its Assets in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and

-  repurchase agreements using these securities as collateral.

"Assets" means net assets, plus the amount of borrowings for investment purposes.

The debt securities described above carry different interest rates, maturities and issue dates.

The dollar weighted average maturity of the Fund will generally be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.


The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1995          5.43%
1996          4.90%
1997          5.09%
1998          5.04%
1999          4.59%
2000          5.90%
2001          3.57%


BEST QUARTER 4th quarter, 2000       1.55%
--------------------------------------------
WORST QUARTER 4th quarter, 2001      0.52%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.09%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001(1),(2)



                                       PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
-----------------------------------------------------------------------------------
PREMIER SHARES                         3.57        4.83          4.86
-----------------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                     0.14
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.49
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.04)
-----------------------------------------------------------------------------
EXPENSES(2)                                                           0.45
-----------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         149         266         608
------------------------------------------------------------------------------

     JPMORGAN FEDERAL MONEY MARKET FUND


THE FUND'S OBJECTIVE
The Fund aims to provide current income while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests exclusively in:

- direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes, and


- debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.

The interest on these securities is generally exempt from state and local income taxes. The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change.


The Fund invests only in U.S. dollar denominated securities.


The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past seven calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1995          5.52%
1996          5.02%
1997          5.19%
1998          5.08%
1999          4.73%
2000          5.90%
2001          3.79%


BEST QUARTER 4th quarter, 2000       1.53%
--------------------------------------------
WORST QUARTER 4th quarter, 2001      0.53%
--------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.09%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time for periods ended December 31, 2001(1), (2)



                                        PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
-------------------------------------------------------------------------------------
PREMIER/SELECT SHARES                   3.79        4.93          4.98
-------------------------------------------------------------------------------------



(1) THE FUND COMMENCED OPERATIONS ON 4/20/94.

(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                     0.12
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.47
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.02)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.45
------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         147         259         587
-----------------------------------------------------------------------------

     JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.

THE FUND'S MAIN INVESTMENT STRATEGY
The Fund invests solely in direct debt securities of the U.S. Treasury, including Treasury bills, bonds and notes. These investments carry different interest rates, maturities and issue dates.

The Fund does not buy securities issued or guaranteed by agencies of the U.S. government.


The dollar weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser, JPMFAM (USA), seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities.


The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1992          3.35%
1993          2.60%
1994          3.50%
1995          5.17%
1996          4.75%
1997          4.95%
1998          4.93%
1999          4.36%
2000          5.60%
2001          3.59%


BEST QUARTER 4th quarter, 2000        1.49%
----------------------------------------------
WORST QUARTER 4th quarter, 2001       0.51%
----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.03%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*, (1)



                                        PAST 1 YR   PAST 5 YRS.   LIFE OF THE FUND
----------------------------------------------------------------------------------
PREMIER SHARES                          3.59        4.68          4.28
----------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE PREMIER SHARES WERE LAUNCHED ON 6/30/96 IS BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. RETURNS FOR THE PERIOD 1/1/92 THROUGH 5/3/96 REFLECT THE PERFORMANCE OF THE FUND'S PREDECESSOR, THE HANOVER 100% TREASURY SECURITIES MONEY MARKET FUND.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                     0.13
------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.02)
------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.46
------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS AN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.46% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:


-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/03, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
-----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    47         152         267         602
-----------------------------------------------------------------------------

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.


The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.


The Fund invests only in U.S. dollar denominated securities.


Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).


The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.


The Fund may change any of its investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.


   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


   INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS
All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.


The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the impositions of government controls, or regulations that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL
   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

   -  ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1)

1992          2.83%
1993          2.13%
1994          2.46%
1995          3.42%
1996          3.04%
1997          3.23%
1998          3.05%
1999          2.83%
2000          3.71%
2001          2.48%


BEST QUARTER 4th quarter, 2000         0.98%
-----------------------------------------------
WORST QUARTER 4th quarter, 2001        0.41%
-----------------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.85%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001(1)



                                        PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
--------------------------------------------------------------------------------
PREMIER SHARES                          2.48        3.06          2.92
--------------------------------------------------------------------------------


(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES
The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.25
OTHER EXPENSES(1)                                                     0.13
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.48
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                            (0.03)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.45
-------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.


                                1 YR.      3 YRS.      5 YRS.      10 YRS.
--------------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         148         262         598
--------------------------------------------------------------------------------

     THE FUNDS' MANAGEMENT AND ADMINISTRATION

Each Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUNDS' INVESTMENT ADVISER
JPMFAM (USA) is the investment adviser to the Funds and makes the day-to-day investment decisions for each Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                         %
-------------------------------------------------
PRIME MONEY MARKET FUND                    0.09
-------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND          0.10
-------------------------------------------------
TREASURY PLUS MONEY MARKET FUND            0.10
-------------------------------------------------
FEDERAL MONEY MARKET FUND                  0.10
-------------------------------------------------
100% U.S. TREASURY SECURITIES
MONEY MARKET FUND                          0.10
-------------------------------------------------
TAX FREE MONEY MARKET FUND                 0.10
-------------------------------------------------


THE FUNDS' ADMINISTRATOR
JPMorgan Chase Bank (the Administrator) provides administrative services and oversees each Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Funds has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Funds' customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Premier Shares of each Fund held by investors serviced by the shareholder servicing agent.

JPMorgan Chase Bank may, at its own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. The amount may be up to an additional 0.10% annually of the average net assets of each Fund attributable to shares of the Fund held by customers of those shareholder servicing agents.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUNDS' DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Funds. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The U.S. Government Money Market Fund adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of 0.10% of the average daily net assets attributed to Premier Shares.

This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy shares in these funds. The price you pay for your shares is the net asset value per share of the class (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. All of these Funds seek to maintain a stable NAV of $1.00. Each Fund uses the amortized cost to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.


The NAV of each class of shares is generally calculated as of the cut-off time each day the Funds are accepting purchase orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.


The center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If you send us an order in proper form by a Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Funds are open for business. Normally, the cut-off (in Eastern time) is:



 PRIME MONEY
 MARKET FUND                             5:00 P.M.
-----------------------------------------------------
 U.S. GOVERNMENT
 MONEY MARKET FUND                       5:00 P.M.
-----------------------------------------------------
 TREASURY PLUS
 MONEY MARKET FUND                       5:00 P.M.
-----------------------------------------------------
 FEDERAL MONEY
 MARKET FUND                             2:00 P.M.
-----------------------------------------------------
 100% U.S. TREASURY SECURITIES
 MONEY MARKET FUND                       2:00 P.M.
-----------------------------------------------------
 TAX FREE MONEY
 MARKET FUND                             NOON
-----------------------------------------------------



A later cut-off time may be permitted for investors buying their shares (through JPMorgan Chase or a bank affiliate of JPMorgan Chase) so long as such later cut-off time is before the Fund's NAV is calculated. If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. Each Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Funds have the right to reject any purchase order.

QUALIFIED INVESTORS
Premier shares are available only to qualified investors. These are defined as institutions, trusts, partnerships, corporations and certain retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which has investment authority over such accounts.

MINIMUM INVESTMENTS

First time investors must buy a minimum of $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.

Make your check out to JPMorgan Funds in U.S. dollars. We do not accept credit cards, cash or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Funds Service Center. If you buy through an Automated Clearing House, you cannot sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Funds. Orders by wire may be cancelled if the JPMorgan Funds Service Center does not receive payment by the later of the Fund's cut-off time or 4:00 P.M. Eastern time on the day you buy.


OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE Contact Warner Asset Management, Inc. at 1-724-742-4700.

Tell your representative which Funds you want to buy and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may impose different minimum investments and earlier cut-off times.

SELLING FUND SHARES
You can sell your shares by contacting Warner Asset Management, Inc. on any day the JPMorgan Funds Service Center is open for trading. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before a Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Funds may stop accepting orders to sell and may postpone payments for more than seven days, or more than one day for the Prime Money Market Fund, as federal securities laws permit.


SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE
Tell your representative which Funds you want to sell. He or she will send the necessary documents to the Funds. Your representative might charge you for this service.

OTHER INFORMATION CONCERNING THE FUNDS

All transactions are to be processed through Warner Asset Management Inc. Warner Asset Management Inc. is authorized to act on redemption and tranfer instructions received by phone. If someone trades on your account by phone, Warner Asset Management Inc. will take reasonable precautions to confirm the caller's identity, such as asking personal information. If Warner Asset

Management Inc. receives the correct information, we are generally authorized to follow the instructions. Warner Asset Management Inc. will take reasonable precautions to confirm that the instructions are genuine. Call Warner Asset Management Inc. at 1-724-742-4700 for more details.


Investors agree that they will not hold a Fund liable for any loss or expenses from any sales request, if Warner Asset Management Inc. takes reasonable precautions. The Funds will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


Each Fund may issue multiple classes of shares. This prospectus relates only to Premier shares of the Funds. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive different amount for each class.


JPMorgan Chase and its affiliates and the Funds and their affiliates, agents and subagents may share information about shareholders and their accounts with each other and with others unless this sharing is prohibited by contract. This information can be used for a variety of purposes, including offering investment and insurance products to shareholders.

DISTRIBUTIONS AND TAXES
The Funds can earn income and they can realize capital gain. The Funds deduct any expenses then pay out these earnings to shareholders as distributions.


The Funds declare dividends daily, so your shares can start earning dividends on the day you buy them. We distribute the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. We distribute any short-term capital gain at least annually. The Funds do not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income by the Tax Free Funds are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Funds will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of the tax implications of investing in these Funds. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Funds will affect your own tax situation.

   SHAREHOLDER SERVICES

EXCHANGE PRIVILEGES

You can exchange your Premier shares for shares in certain other JPMorgan funds. For tax purposes, an exchange is treated as a sale of Fund shares. Carefully read the prospectus of the fund you want to buy before making an exchange. You will need to meet any minimum investment requirements and may have to pay a sales charge. Call Warner Asset Management, Inc. at 1-724-742-4700 for details.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand each Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with each Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.06      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.06      0.05     0.05
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.85%     5.25%     5.81%     4.90%    5.44%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 5,182   $ 2,153   $ 1,841   $ 1,094  $   590
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.44%     0.45%     0.45%     0.45%    0.45%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.80%     4.96%     5.67%     4.77%    5.29%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.47%     0.49%     0.49%     0.49%    0.51%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
      Earnings Credits                                                                1.77%     4.92%     5.63%     4.73%    5.23%
----------------------------------------------------------------------------------------------------------------------------------

JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.05     0.05
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.79%     5.08%     5.62%     4.70%    5.25%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 1,047   $ 1,251   $ 1,134   $   922  $ 1,084
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.45%     0.45%     0.45%    0.48%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.79%     4.95%     5.50%     4.60%    5.12%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.57%     0.59%     0.58%     0.58%    0.60%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
      Earnings Credits                                                                1.67%     4.81%     5.37%     4.47%    5.00%
----------------------------------------------------------------------------------------------------------------------------------

JPMORGAN TREASURY PLUS MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE PERFORMANCE:                                                             8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.04     0.05
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.73%     4.91%     5.44%     4.54%    5.18%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $   818   $   326   $   228   $   476  $   155
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.45%     0.45%     0.45%    0.46%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.68%     4.84%     5.28%     4.42%    5.06%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.49%     0.52%     0.51%     0.50%    0.50%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
      Earnings Credits                                                                1.64%     4.77%     5.22%     4.37%    5.02%
----------------------------------------------------------------------------------------------------------------------------------

JPMORGAN FEDERAL MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.05     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.05     0.05
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.77%     5.07%     5.50%     4.67%    5.22%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 1,404   $   276   $   279   $   298  $   313
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.49%     0.50%     0.50%    0.50%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.73%     4.78%     5.35%     4.56%    5.07%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.47%     0.49%     0.50%     0.50%    0.51%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
      Earnings Credits                                                                1.71%     4.78%     5.35%     4.56%    5.06%
----------------------------------------------------------------------------------------------------------------------------------

JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.02      0.05      0.05      0.04     0.05
     Less Dividends from Net Investment Income                                        0.02      0.05      0.05      0.04     0.05
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.68%     4.84%     5.12%     4.40%    5.00%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $   353   $   133   $   116   $    24  $    22
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.46%     0.48%     0.49%     0.50%    0.51%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.52%     4.70%     5.02%     4.22%    4.99%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.48%     0.52%     0.53%     0.56%    0.78%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
      Earnings Credits                                                                1.50%     4.66%     4.98%     4.16%    4.72%
----------------------------------------------------------------------------------------------------------------------------------

JPMORGAN TAX FREE MONEY MARKET FUND



                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                            0.01      0.03      0.03      0.03     0.03
     Less Dividends from Net Investment Income                                        0.01      0.03      0.03      0.03     0.03
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.35%     3.21%     3.41%     2.78%    3.17%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 3,066   $   116   $   120   $   130  $   133
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.51%     0.55%     0.54%    0.53%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.25%     3.17%     3.40%     2.74%    3.10%
----------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.48%     0.53%     0.59%     0.56%    0.53%
----------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and
      Earnings Credits                                                                1.22%     3.15%     3.26%     2.72%    3.10%
----------------------------------------------------------------------------------------------------------------------------------

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

                       This page intentionally left blank.

PRIVACY POLICY
Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION
We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?
The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU
We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING
We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.
J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-724-742-4700 or writing to:

WARNER ASSET MANAGEMENT, INC.
20206 ROUTE 19
CRANBERRY TOWNSHIP, PA 16060-6106


If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Funds is also available on the SEC's website at http://www.sec.gov.


             The Funds' Investment Company Act File No. is 811-8358.


          (C)J.P. Morgan Chase & Co. All Rights Reserved. December 2002

                                                                     PR-WAM-1202

[GRAPHIC]


PROSPECTUS DECEMBER 27, 2002


[SOUTHTRUST FUNDS LOGO]
IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND
MORGAN SHARES

AVAILABLE TO INVESTORS OF SOUTHTRUST FUNDS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Prime Money Market Fund                                        1

The Fund's Management and Administration                       5

How Your Account Works                                         6

  Buying Fund Shares                                           6

  Selling Fund Shares                                          7

  Other Information Concerning the Fund                        7

  Distributions and Taxes                                      8

What the Terms Mean                                            9

Financial Highlights                                          10

How To Reach Us                                Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing

- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:

     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:

     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns over the past one year, five years and life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994         3.39%
1995         4.59%
1996         4.13%
1997         4.49%
1998         4.61%
1999         4.83%
2000         6.03%
2001         3.78%


BEST QUARTER 4th quarter, 2000     1.55%
---------------------------------------
WORST QUARTER 4th quarter, 2001    0.52%
---------------------------------------



THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.04%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                                           LIFE OF
                               PAST 1 YR.   PAST 5 YRS.    THE FUND
---------------------------------------------------------------------
MORGAN SHARES                  3.78         4.74           4.44
---------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE MORGAN SHARES WERE LAUNCHED ON 10/1/98 IS BASED ON THE PERFORMANCE OF CLASS B SHARES OF THE FUND WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1)  THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR MORGAN SHARES

The expenses of the Morgan Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM MORGAN SHARES ASSETS)



MANAGEMENT FEES                                                       0.10
DISTRIBUTION (RULE 12b-1) FEES                                        NONE
SHAREHOLDER SERVICE FEES                                              0.35
OTHER EXPENSES(1)                                                     0.16
--------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                       0.61
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                             (0.02)
--------------------------------------------------------------------------
NET EXPENSES(2)                                                       0.59
--------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE MORGAN SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.59% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/03. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE MORGAN SHARES WERE 0.58%.


EXAMPLE


The example below is intended to help you compare the cost of investing in Morgan Shares with the cost of investing in other mutual funds. The example assumes:


- $10,000 initial investment,

- 5% return each year,


- net expenses through 12/31/03, and total annual operating expenses thereafter; and


- all shares sold at the end of each time period.

The example is for comparison only; the actual returns of the Morgan Shares and your actual costs may be higher or lower.


                                   1 YR.    3 YRS.    5 YRS.    10 YRS.
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)       60       193       338       760
-------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JP Morgan Chase Bank which is a subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of the Morgan Shares of the Fund held by investors serviced by the shareholder servicing agent. The Board of Trustees has determined that the amount payable for "service fees" (as defined by the NASD) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of the Fund.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.


Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND     5:00 P.M.


If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

First time investors must buy a minimum of $2,500 worth of Morgan Shares in the Fund to open an account. For additional investments investors must buy a minimum of $100, and must always have at least $2,500 in your account.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. That could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.


We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

If you have changed your address of record within the previous 30 days or if you sell $25,000 or more worth of Fund shares by phone, we'll send the proceeds by electronic transfer or wire only to the bank account on our records.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $500 because you've sold shares. We may also close the account if you are in the Systematic Investment Plan and fail to meet investment minimums over a 12-month period. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Morgan Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND^



                                                                                        YEAR        YEAR       YEAR    10/1/98*
                                                                                       ENDED       ENDED      ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                     8/31/02     8/31/01    8/31/00     8/31/99
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $  1.00    $   1.00    $  1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                              0.02        0.05       0.06        0.04
     Less Dividends from Net Investment Income                                          0.02        0.05       0.06        0.04
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                       $  1.00    $   1.00    $  1.00    $   1.00
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            1.71%       5.10%      5.65%       4.26%(a)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                            $ 7,552    $ 10,367    $ 1,475    $    515
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                       0.58%       0.59%      0.59%       0.59%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                              1.72%       4.82%      5.53%       4.61%
-------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                      0.61%       0.61%      0.61%       0.72%
-------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits         1.69%       4.80%      5.51%       4.48%
-------------------------------------------------------------------------------------------------------------------------------



  ^  Formerly Vista Shares.
  *  Commencement of offering of class of shares.
(a)  Not annualized.
  #  Short periods have been annualized.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713


If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]


       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.


                    Investment Company Act File No. 811-8358


                                                                     PR-STM-1202

[GRAPHIC]


PROSPECTUS DECEMBER 27, 2002


[SOUTHTRUSTFUNDS LOGO]
IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND
INSTITUTIONAL CLASS SHARES


AVAILABLE TO INVESTORS OF
SOUTHTRUST FUNDS



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Prime Money Market Fund                                      1

The Fund's Management and Administration                     5

How Your Account Works                                       6

   Buying Fund Shares                                        6

   Selling Fund Shares                                       7

   Other Information Concerning the Fund                     7

   Distributions and Taxes                                   8

What the Terms Mean                                          9

Financial Highlights                                        10

How To Reach Us                              Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
- THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
- THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.


Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994         4.21%
1995         5.84%
1996         5.40%
1997         5.58%
1998         5.53%
1999         5.17%
2000         6.38%
2001         4.12%

----------------------------------------
BEST QUARTER 3rd quarter, 2000     1.64%
----------------------------------------
WORST QUARTER 4th quarter, 2001    0.62%
----------------------------------------


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.33%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                                                   LIFE OF THE
                                   PAST 1 YEAR     PAST 5 YEARS    FUND
------------------------------------------------------------------------------
INSTITUTIONAL CLASS SHARES         4.14            5.36            5.24
------------------------------------------------------------------------------



* THE PERFORMANCE IN THE TABLE FOR THE PERIOD BEFORE INSTITUTIONAL CLASS SHARES WERE LAUNCHED ON 9/10/01 AND THE PERFORMANCE IN THE BAR CHART ARE BASED ON THE PERFORMANCE OF AGENCY SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR INSTITUTIONAL CLASS SHARES

The expenses of the Institutional Class Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM INSTITUTIONAL CLASS ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.10
OTHER EXPENSES(1)                                                       0.12
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.32
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.12)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.20
-----------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE INSTITUTIONAL CLASS SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.20% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE INSTITUTIONAL CLASS SHARES WERE 0.19%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Institutional Class Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year,


- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Institutional Class Shares and your actual costs may be higher or lower.



                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   20         78          155         382
--------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.


THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.


Normally, the cut-off (in Eastern time) is:

 PRIME MONEY MARKET FUND       5:00 P.M.


If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

 JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER
 1-800-766-7722

MINIMUM INVESTMENTS

Investors must buy a minimum of $20,000,000 worth of Institutional Class Shares in a Fund to open an account. The minimum for subsequent purchases is $25,000, but the minimum investment may be less for certain investors.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 P.M. on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum investment noted above as a result of selling shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Institutional Class Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.


REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND


                                                                                             9/10/01*
                                                                                              THROUGH
                                                                                              8/31/02
---------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                         $   1.00
---------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                                       0.02
     Less Dividends from Net Investment Income                                                   0.02
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                               $   1.00
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                     2.02%(a)
=========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
     Net Assets, end of period (millions)                                                    $ 21,881
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------
     Net Expenses                                                                               0.19%
---------------------------------------------------------------------------------------------------------
     Net Investment Income                                                                      2.06%
---------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                              0.32%
---------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits                 1.93%
---------------------------------------------------------------------------------------------------------


  *  Commencement of offering of class of shares.
(a)  Not annualized.
  #  Short periods have been annualized.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713


If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.

                    Investment Company Act File No. 811-8358

                                                                     PR-STI-1202

[GRAPHIC]


PROSPECTUS DECEMBER 27, 2002


[SOUTHTRUST FUNDS LOGO]

IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND

PREMIER CLASS SHARES


AVAILABLE TO INVESTORS OF
SOUTHTRUST FUNDS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Prime Money Market Fund                                                 1

The Fund's Management and Administration                                5

How Your Account Works                                                  6

   Buying Fund Shares                                                   6

   Selling Fund Shares                                                  7

   Other Information Concerning the Fund                                7

   Distributions and Taxes                                              8

What the Terms Mean                                                     9

Financial Highlights                                                   10

How To Reach Us                                         Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

   - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

   - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

   - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   -  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   -  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   -  WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   -  WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   -  WANT A HIGHLY LIQUID INVESTMENT
   -  ARE LOOKING FOR AN INTERIM INVESTMENT
   -  ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   -  ARE INVESTING FOR LONG-TERM GROWTH
   -  ARE INVESTING FOR HIGH INCOME
   -  REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]

YEAR-BY-YEAR RETURNS(1),(2)

1994       4.10%
1995       5.66%
1996       5.20%
1997       5.37%
1998       5.32%
1999       4.97%
2000       6.18%
2001       3.92%

BEST QUARTER 3rd quarter, 2000          1.59%
-------------------------------------------------
WORST QUARTER 4th quarter, 2001         0.56%
-------------------------------------------------


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.15%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001(1),(2)



                                 PAST 1 YR.  PAST 5 YRS.  LIFE OF THE FUND
-----------------------------------------------------------------------------
PREMIER SHARES                   3.92        5.15         5.05
-----------------------------------------------------------------------------


(1) THE FUND COMMENCED OPERATIONS ON 11/15/93.
(2) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.12
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.47
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
-------------------------------------------------------------------------------


(1) "Other Expenses" are based on expenses incurred in the most recent fiscal year.

(2) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Fund to the extent total annual operating expenses of the Premier Shares (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed 0.45% of their average daily net assets through 12/31/04. In addition, the Fund's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time. For the period ended 8/31/02, net expenses for the Premier Shares 0.44%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

-  $10,000 initial investment,

-  5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.



                                1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)    46         147         259         587
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION


The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Premier Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Institutional Class Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.


Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND   5:00P.M.


If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

First time investors must buy a minimum of $100,000 worth of Premier Shares in a Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time or 4:00 P.M. on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

-  you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below $100,000 because you have sold shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                     YEAR      YEAR      YEAR      YEAR    YEAR
                                                                                    ENDED     ENDED     ENDED     ENDED    ENDED
PER SHARE OPERATING PERFORMANCE:                                                  8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income                                                           0.02      0.05      0.06      0.05     0.05

     Less Dividends from Net Investment Income                                       0.02      0.05      0.06      0.05     0.05
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                         1.85%     5.25%     5.81%     4.90%    5.44%
================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $ 5,182   $ 2,153   $ 1,841   $ 1,094  $   590
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                    0.44%     0.45%     0.45%     0.45%    0.45%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                           1.80%     4.96%     5.67%     4.77%    5.29%
--------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                   0.47%     0.49%     0.49%     0.49%    0.51%
--------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits      1.77%     4.92%     5.63%     4.73%    5.23%
--------------------------------------------------------------------------------------------------------------------------------

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713


If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

      Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.

                    Investment Company Act File No. 811-8358

                                                                     PR-STP-1202

[GRAPHIC]


PROSPECTUS DECEMBER 27, 2002


[SOUTHTRUST FUNDS LOGO]

IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND
RESERVE SHARES

AVAILABLE TO INVESTORS OF SOUTHTRUST FUNDS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Prime Money Market Fund                                             1

The Fund's Management and Administration                            5

How Your Account Works                                              6

   Buying Fund Shares                                               6

   Selling Fund Shares                                              7

   Other Information Concerning the Fund                            7

   Distributions and Taxes                                          8

What the Terms Mean                                                 9

Financial Highlights                                               10

How To Reach Us                                     Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

  - U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

  - foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

  - other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

   BEFORE YOU INVEST

   INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
   - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
   - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

   WHO MAY WANT TO INVEST

   THE FUND IS DESIGNED FOR INVESTORS WHO:
   - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
   - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
   - WANT A HIGHLY LIQUID INVESTMENT
   - ARE LOOKING FOR AN INTERIM INVESTMENT
   - ARE PURSUING A SHORT-TERM GOAL

   THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
   - ARE INVESTING FOR LONG-TERM GROWTH
   - ARE INVESTING FOR HIGH INCOME
   - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994          3.39%
1995          4.59%
1996          4.13%
1997          4.49%
1998          4.61%
1999          4.83%
2000          5.93%
2001          3.60%

BEST QUARTER 4th quarter, 2000        1.45%
--------------------------------------------
WORST QUARTER 4th quarter, 2001       0.49%
--------------------------------------------


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.96%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                            PAST 1 YR.    PAST 5 YRS.    LIFE OF THE FUND
--------------------------------------------------------------------------
RESERVE SHARES              3.60          4.69           4.41
--------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE RESERVE SHARES WERE LAUNCHED ON 7/31/00 IS BASED ON THE PERFORMANCE OF THE MORGAN SHARES OF THE FUND, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. DURING THIS PERIOD, THE ACTUAL RETURNS OF RESERVE SHARES WOULD HAVE BEEN LOWER THAN SHOWN BECAUSE RESERVE SHARES HAVE HIGHER EXPENSES THAN MORGAN SHARES. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR RESERVE SHARES
The expenses of the Reserve Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM RESERVE SHARES ASSETS)



MANAGEMENT FEES                                                  0.10
DISTRIBUTION (RULE 12b-1) FEES                                   0.25
SHAREHOLDER SERVICE FEES                                         0.25
OTHER EXPENSES(1)                                                0.12
-----------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                  0.72
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                       (0.02)
-----------------------------------------------------------------------
NET EXPENSES(2)                                                  0.70
-----------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE RESERVE SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.70% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE RESERVE SHARES WERE 0.68%.


EXAMPLE
The example below is intended to help you compare the cost of investing in the Reserve Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Reserve Shares and your actual costs may be higher or lower.


                                 1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)     72         226         397         891
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Reserve Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund have adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of 0.25% of the average daily net assets attributed to Reserve Shares.


This payment covers such things as compensation for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Reserve Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Reserve Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.


Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND      5:00 P.M.


If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

The minimum amount for initial investments in the Reserve Shares is $10,000,000 and $25,000 for additional investments, although the minimum investment may be less for some investors.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time or 4:00p.m. on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES
When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you.

The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum because you have sold shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Reserve Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.


REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND



                                                                                     YEAR       YEAR    7/31/00*
                                                                                    ENDED      ENDED     THROUGH
PER SHARE OPERATING PERFORMANCE:                                                  8/31/02    8/31/01     8/31/00
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:
     Net Investment Income                                                           0.02       0.05        0.01
     Less Dividends from Net Investment Income                                       0.02       0.05        0.01
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $  1.00    $  1.00    $   1.00
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                         1.60%      4.88%       0.50%(a)
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                         $   393    $    10    $     --+
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                    0.68%      0.79%       0.79%
----------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                           1.41%      4.62%       5.33%
----------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                   0.72%      2.17%       1.45%
----------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits      1.37%      3.24%       4.67%
----------------------------------------------------------------------------------------------------------------



  *  Commencement of offering of class of shares.
(a)  Not annualized.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713


If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.


                    Investment Company Act File No. 811-8358


                                                                     PR-STR-1202

[GRAPHIC]


PROSPECTUS DECEMBER 27, 2002


[SOUTHTRUST FUNDS LOGO]

IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS


JPMORGAN PRIME MONEY MARKET FUND

AGENCY CLASS SHARES



AVAILABLE TO INVESTORS OF
SOUTHTRUST FUNDS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Prime Money Market Fund                                     1

The Fund's Management and Administration                    5

How Your Account Works                                      6

  Buying Fund Shares                                        6

  Selling Fund Shares                                       7

  Other Information Concerning the Fund                     7

  Distributions and Taxes                                   8

What the Terms Mean                                         9

Financial Highlights                                       10

How To Reach Us                             Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

- debt securities issued or guaranteed by qualified banks. These are:

- U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

- foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

- other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


- asset-backed securities

- repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.


     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994          4.21%
1995          5.84%
1996          5.40%
1997          5.58%
1998          5.53%
1999          5.17%
2000          6.38%
2001          4.12%

BEST QUARTER 3rd quarter, 2000        1.64%
---------------------------------------------
WORST QUARTER 4th quarter, 2001       0.61%
---------------------------------------------


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 1.29%.


AVERAGE ANNUAL TOTAL RETURNS (%)


Shows performance over time, for periods ended December 31, 2001*,(1)



                                       PAST 1 YR.  PAST 5 YRS.   LIFE OF THE FUND
---------------------------------------------------------------------------------
AGENCY SHARES                          4.12        5.36          5.23
---------------------------------------------------------------------------------



* THE PERFORMANCE FOR THE PERIOD BEFORE AGENCY SHARES WERE LAUNCHED ON 4/26/94 IS BASED ON THE PERFORMANCE OF THE FUND'S PREMIER SHARES, WHICH INVEST IN THE SAME PORTFOLIO OF SECURITIES, BUT WHOSE SHARES ARE NOT BEING OFFERED IN THIS PROSPECTUS. THE FUND COMMENCED OPERATIONS ON 11/15/93.
(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR AGENCY SHARES

The expenses of the Agency Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a service organization.


ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM AGENCY SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          NONE
SHAREHOLDER SERVICE FEES                                                0.10
OTHER EXPENSES(1)                                                       0.12
-------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.32
FEE WAIVER AND EXPENSE REIMBURSEMENTS(2)                               (0.02)
-------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.30
-------------------------------------------------------------------------------


(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE AGENCY SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.30% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE AGENCY SHARES WERE 0.25%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Agency Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Agency Shares and your actual costs may be higher or lower.


                               1 YR.      3 YRS.      5 YRS.      10 YRS.
----------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   31         99          176         402
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.


THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Agency Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Agency Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Agency Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.


Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND   5:00 P.M.


If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

The minimum amount for initial investments in the Agency Shares is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum because you have sold shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Agency Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.


REPURCHASE AGREEMENTS: A special type of short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND@



                                                                                      YEAR       YEAR      YEAR      YEAR      YEAR
                                                                                     ENDED      ENDED     ENDED     ENDED     ENDED
PER SHARE OPERATING PERFORMANCE:                                                   8/31/02    8/31/01   8/31/00   8/31/99   8/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                              $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

      Net Investment Income                                                           0.02       0.05      0.06      0.05      0.06

      Less Dividends from Net Investment Income                                       0.02       0.05      0.06      0.05      0.06
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                    $   1.00   $   1.00   $  1.00   $  1.00   $  1.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          2.05%      5.45%     6.01%     5.10%     5.65%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
      Net Assets, End of Period (millions)                                        $ 12,562   $ 16,676   $ 9,430   $ 8,161   $ 4,722
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
      Net Expenses                                                                    0.25%      0.26%     0.26%     0.26%     0.24%
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                           2.08%      5.15%     5.86%     4.96%     5.50%
-----------------------------------------------------------------------------------------------------------------------------------
      Expenses Without Waivers, Reimbursements and Earnings Credits                   0.32%      0.33%     0.33%     0.33%     0.24%
-----------------------------------------------------------------------------------------------------------------------------------
      Net Investment Income Without Waivers, Reimbursements and Earnings Credits      2.01%      5.08%     5.79%     4.89%     5.50%
-----------------------------------------------------------------------------------------------------------------------------------



  @  Formerly Institutional Shares.

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713


If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]

       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.


                    Investment Company Act File No. 811-8358


                                                                     PR-STA-1202

[GRAPHIC]


PROSPECTUS DECEMBER 27, 2002


[SOUTHTRUST FUNDS LOGO]
IT'S ABOUT TRUST.(SM)

MONEY MARKET FUNDS

JPMORGAN PRIME MONEY MARKET FUND
CASH MANAGEMENT SHARES


AVAILABLE TO INVESTORS OF SOUTHTRUST FUNDS


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CONTENTS


Prime Money Market Fund                                           1

The Fund's Management and Administration                          5

How Your Account Works                                            6

   Buying Fund Shares                                             6

   Selling Fund Shares                                            7

   Other Information Concerning the Fund                          7

   Distributions and Taxes                                        8

What the Terms Mean                                               9

Financial Highlights                                             10

How To Reach Us                                   Inside back cover

     JPMORGAN PRIME MONEY MARKET FUND


THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income while still maintaining liquidity and preserving capital.

THE FUND'S MAIN INVESTMENT STRATEGY

The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars.

The Fund principally invests in:

- high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations

-  debt securities issued or guaranteed by qualified banks. These are:

- U.S. banks with more than $1 billion in total assets, and foreign branches of these banks

- foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S.

- other U.S. or foreign commercial banks which the Fund's adviser, J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM (USA)), judges to have comparable credit standing


- securities issued or guaranteed by the U.S. government, its agencies or instrumentalities


-  asset-backed securities

-  repurchase agreements

The dollar weighted average maturity of the Fund generally will be 60 days or less and the Fund will buy only those instruments which have remaining maturities of 397 days or less.

The Fund may invest any portion of its assets in debt securities issued or guaranteed by U.S. banks and their foreign branches. These include certificates of deposit, time deposits and bankers' acceptances.


The Fund invests only in U.S. dollar denominated securities that have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the adviser.


The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of these investment policies (including its investment objective) without shareholder approval.


The Fund is diversified as defined in the Investment Company Act of 1940.

BEFORE YOU INVEST

INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
-  THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
-  THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.


INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.


THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.


The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.


Repurchase agreements involve some risk to the Fund if the other party does not live up to its obligations under the agreement.


The Fund's ability to concentrate its investments in the banking industry could increase risks. The profitability of banks depends largely on the availability and cost of funds, which can change depending upon economic conditions. Banks are also exposed to losses if borrowers get into financial trouble and cannot repay their loans.

Investments in foreign securities may be riskier than investments in U.S. securities. Foreign securities may be affected by political, social, and economic instability. There may be less public information available, differing settlement procedures, or regulations and standards that do not match U.S. standards.


Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:

     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE

THE FUND'S PAST PERFORMANCE


This section shows the Fund's performance record with respect to the Fund's shares.* The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the last eight calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and the life of the Fund.

Past performance is not necessarily an indication of how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.


[CHART]


YEAR-BY-YEAR RETURNS*,(1)


1994         3.39%
1995         4.59%
1996         4.13%
1997         4.49%
1998         4.61%
1999         4.83%
2000         6.03%
2001         3.78%

BEST QUARTER 3rd quarter, 2000          1.39%
---------------------------------------------
WORST QUARTER 4th quarter, 2001         0.43%
---------------------------------------------


THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.75%.


AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for periods ended December 31, 2001*,(1)



                                       PAST 1 YEAR    PAST 5 YEARS     LIFE OF FUND
------------------------------------------------------------------------------------
CASH MANAGEMENT SHARES                 3.65           4.72             4.43
------------------------------------------------------------------------------------



* The performance in the table for the period before Cash Management Shares were launched on 9/10/01 and the performance in the bar chart are based on the performance of the Morgan Shares of the Fund, which invest in the same portfolio of securities, but whose shares are not being offered in this prospectus. During this period, the actual returns of Cash Management Shares would have been lower than shown because Cash Management Shares have higher expenses than the Morgan Shares. The Fund commenced operations on 11/15/93.
(1) The Fund's fiscal year end is 8/31.

INVESTOR EXPENSES FOR CASH MANAGEMENT SHARES

The expenses of the Cash Management Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM CASH MANAGEMENT SHARES ASSETS)



MANAGEMENT FEES                                                         0.10
DISTRIBUTION (RULE 12b-1) FEES                                          0.50
SHAREHOLDER SERVICE FEES                                                0.25
OTHER EXPENSES(1)                                                       0.14
--------------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.99
FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.02)
--------------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.97
--------------------------------------------------------------------------------



(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.
(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE CASH MANAGEMENT SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION
    PLAN) EXCEED 0.97% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME. FOR THE PERIOD ENDED 8/31/02, NET EXPENSES OF THE CASH MANAGEMENT SHARES WERE 0.96%.


EXAMPLE

The example below is intended to help you compare the cost of investing in the Cash Management Shares with the cost of investing in other mutual funds. The example assumes:

-   $10,000 initial investment,

-   5% return each year, and


- net expenses through 12/31/04, and total annual operating expenses thereafter.


The example is for comparison only; the actual returns of the Cash Management Shares and your actual costs may be higher or lower.


                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------
YOUR COST ($)
(with or without redemption)   99         311         543         1,209
----------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER


JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) of 0.09% of average daily net assets.

THE FUND'S ADMINISTRATOR


JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:

0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Cash Management Shares of the Fund held by investors serviced by the shareholder servicing agent.

Each of JPMFAM (USA) and the distributor, may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR


J.P. Morgan Fund Distributors, Inc. (JPMFD) is the distributor for the Fund. It is a subsidiary of BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

The Fund has adopted a Rule 12b-1 distribution plan under which it pays to JPMFD (and other broker-dealers) annual distribution fees of 0.50% of the average daily net assets attributed to Cash Management Shares.


This payment covers such things as payments for services provided by broker-dealers and expenses connected to the sale of shares. Payments are not tied to actual expenses incurred.

Because 12b-1 expenses are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

     HOW YOUR ACCOUNT WORKS

BUYING FUND SHARES


You do not pay any sales charge (sometimes called a load) when you buy Cash Management Shares of the Fund.

The price you pay for your shares is the net asset value per share of the class
(NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV is generally calculated by the cut-off time. You will pay the next NAV calculated after the JPMorgan Institutional Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

You can buy Cash Management Shares through financial service firms, such as broker-dealers and banks that have an agreement with the Fund. Shares are available on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business.


Normally, the cut-off (in Eastern time) is:

PRIME MONEY MARKET FUND   5:00 P.M.


If you buy through an agent, the agent could set earlier cut-off times. The Fund may close earlier a few days each year if the Public Securities Association recommends that the U.S. government securities market close trading early.


You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

 TO OPEN AN ACCOUNT, BUY OR SELL SHARES OR GET FUND INFORMATION, CALL:

JPMORGAN INSTITUTIONAL FUNDS SERVICE CENTER

1-800-766-7722

MINIMUM INVESTMENTS

The minimum amount for initial investments in the Cash Management Shares is $10,000,000 and $25,000 for additional investments, although the minimum investments may be less for some investors.


Make your check out to JPMorgan Institutional Funds in U.S. dollars. We do not accept credit cards, cash, or checks from a third party. If you purchase shares by check, you may sell these shares as described below; however, proceeds from that sale will not be made available to you until 15 calendar days after such purchase check was received by the JPMorgan Institutional Funds Service Center. If you buy through an Automated Clearing House, you can not sell your shares until the payment clears. This could take more than seven business days.

Your purchase may be cancelled if your check does not clear and you will be responsible for any expenses and losses to the Fund. Orders by wire may be cancelled if the JPMorgan Institutional Funds Service Center does not receive payment by the Fund's cut-off time on the day you buy.

THROUGH YOUR INVESTMENT REPRESENTATIVE


Tell your representative that you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Some representatives charge a single fee that covers all services. Your representative may impose different minimum investments and earlier deadlines to buy and sell shares.

SELLING FUND SHARES

When you sell your shares through your investment representative, you will receive the next NAV calculated after the JPMorgan Institutional Funds Service Center accepts your order in proper form. We ask that you tell us early in the day if you plan to sell your shares so we can effectively manage the Fund.


We will need the names of the registered shareholders and your account number before we can sell your shares.

Under normal circumstances, if the JPMorgan Institutional Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than one day, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

-   you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.

SELLING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send all necessary documents to the JPMorgan Institutional Funds Service Center. Your representative might charge you for this service.

REDEMPTIONS-IN-KIND

The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.


OTHER INFORMATION CONCERNING THE FUND

We may close your account if the balance falls below the minimum because you have sold shares. We will give you 60 days notice before closing your account.

Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will take reasonable precautions to confirm the caller's identity, such as asking personal information. If we receive the correct information, we are generally authorized to follow the instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Institutional Funds
Service Center
500 Stanton Christiana Road
Newark, DE 19713

The Fund may issue multiple classes of shares. This prospectus relates only to Cash Management Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gains. The Fund deducts any expenses and then pays these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.

Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is only a general summary of tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.


OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.


REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represents the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the representative Fund's annual report, which are available upon request.

JPMORGAN PRIME MONEY MARKET FUND

                                                                                      9/10/01*
                                                                                       THROUGH
PER SHARE OPERATING PERFORMANCE:                                                       8/31/02
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                    $ 1.00
----------------------------------------------------------------------------------------------
   Income from investment operations:
     Net investment income                                                                0.01
     Less dividends from net investment income                                            0.01
----------------------------------------------------------------------------------------------
Net asset value, end of period                                                          $ 1.00
----------------------------------------------------------------------------------------------
Total Return                                                                              1.25%(a)
==============================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
     Net assets, end of period (millions)                                               $  282
----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------
     Net expenses                                                                         0.96%
----------------------------------------------------------------------------------------------
     Net investment income                                                                1.17%
----------------------------------------------------------------------------------------------
     Expenses without waivers, reimbursements and earnings credits                        0.99%
----------------------------------------------------------------------------------------------
     Net investment income without waivers, reimbursements and earnings credits           1.14%
----------------------------------------------------------------------------------------------

*   Commencement of offering of class of shares.
(a) Not annualized.
#   Short periods have been annualized.

                       This page intentionally left blank.

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS


Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Fund and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:

                          JPMORGAN INSTITUTIONAL FUNDS
                                 SERVICE CENTER
                           500 STANTON CHRISTIANA ROAD
                                NEWARK, DE 19713


If you buy your shares through an institution, contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

PUBLIC REFERENCE ROOM OF THE SEC

WASHINGTON, DC 20549-0102
1-202-942-8090
EMAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.

[GRAPHIC]


       Investment Adviser: J.P. Morgan Fleming Asset Management (USA) Inc.

                Distributor: J.P. Morgan Fund Distributors, Inc.


                    Investment Company Act File No. 811-8358


                                                                    PR-STCM-1202

                                 JPMORGAN FUNDS

                                   PROSPECTUS

                           TAX FREE MONEY MARKET FUND

                        JPMORGAN PREMIER CLASS OF SHARES
             DISTRIBUTED THROUGH J.P. MORGAN FUND DISTRIBUTORS, INC.

DECEMBER 27, 2002

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS



Tax Free Money Market Fund                                               1

The Fund's Management and Administration                                 5

How Your Account Works                                                   6

  Buying Fund Shares                                                     6

  Selling Fund Shares                                                    6

  Other Information Concerning the Fund                                  7

  Distributions and Taxes                                                8

What the Terms Mean                                                      9

Financial Highlights                                                    10

How To Reach Us                                                 Back cover

     JPMORGAN TAX FREE MONEY MARKET FUND

THE FUND'S OBJECTIVE

The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.

THE FUND'S MAIN INVESTMENT STRATEGY

Under normal market circumstances, the Fund will try to invest 100% of its assets in municipal obligations, the interest on which is excluded from regular federal income taxes.

As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. "Assets" means net assets, plus the amount of borrowings for investment purposes. The remaining 20% of its Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax for individuals. The Fund may exceed this limit for temporary defensive purposes.

The Fund may also invest in municipal lease obligations. These provide participation in municipal lease agreements and installment purchase contracts.

The Fund invests only in U.S. dollar denominated securities.

Each investment must have the highest possible short-term rating from at least two national rating organizations, or one such rating if only one organization rates that security. Alternatively, some securities may have additional third party guarantees in order to meet the rating requirements mentioned above. If the security is not rated, it must be considered of comparable quality by the Fund's adviser, JPMFAM (USA).

The dollar-weighted average maturity of the Fund will be 90 days or less and the Fund will buy only those investments which have remaining maturities of 397 days or less.

The Fund's adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The Fund seeks to maintain a net asset value of $1.00 per share.

The Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

The Fund is diversified as defined in the Investment Company Act of 1940.

     BEFORE YOU INVEST

     INVESTORS CONSIDERING THE FUND SHOULD UNDERSTAND THAT:
     - THERE IS NO ASSURANCE THAT THE FUND WILL MEET ITS INVESTMENT OBJECTIVE.
     - THE FUND DOES NOT REPRESENT A COMPLETE INVESTMENT PROGRAM.

     INVESTMENTS IN THE FUND ARE NOT BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S MAIN INVESTMENT RISKS

All mutual funds carry a certain amount of risk. You may lose money on your investment in the Fund. Here are some specific risks of investing in the Fund.

The Fund may not achieve its objective if the adviser's expectations regarding particular securities or interest rates are not met.

The value of money market investments tends to fall when prevailing interest rates rise, although they are generally less sensitive to interest rate changes than longer-term securities.

Changes in a municipality's financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently. This could decrease the Fund's income or hurt its ability to preserve capital and liquidity.

Under some circumstances, municipal obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn.

The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax on individuals. Consult your tax professional for more information.

     WHO MAY WANT TO INVEST

     THE FUND IS DESIGNED FOR INVESTORS WHO:
     - WANT AN INVESTMENT THAT STRIVES TO PRESERVE CAPITAL
     - WANT REGULAR INCOME FROM A HIGH QUALITY PORTFOLIO
     - WANT A HIGHLY LIQUID INVESTMENT
     - ARE LOOKING FOR AN INTERIM INVESTMENT
     - ARE PURSUING A SHORT-TERM GOAL

     THE FUND IS NOT DESIGNED FOR INVESTORS WHO:
     - ARE INVESTING FOR LONG-TERM GROWTH
     - ARE INVESTING FOR HIGH INCOME
     - REQUIRE THE ADDED SECURITY OF FDIC INSURANCE
     - ARE INVESTING THROUGH A TAX-DEFERRED ACCOUNT, SUCH AS AN IRA

The Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions because of political and economic instability, the impositions of government controls, or regulations that do not match U.S. standards.

Although the Fund seeks to be fully invested, it may at times hold some of its assets in cash. This could hurt the Fund's performance.

Securities in the Fund's portfolio may not earn as high a current income as longer term or lower-quality securities.

If the Fund departs from its investment policies during temporary defensive periods, it may not achieve its investment objective.

THE FUND'S PAST PERFORMANCE

This section shows the Fund's performance record with respect to the Fund's shares. The bar chart shows how the performance of the Fund's shares has varied from year to year for each of the past ten calendar years. This provides some indication of the risks of investing in the Fund. The table shows the average annual total returns for the past one year, five years and ten years.

Past performance is not necessarily an indication how any class of the Fund will perform in the future.

The calculations assume that all dividends and distributions are reinvested in the Fund. Some of the companies that provide services to the Fund have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.

[CHART]

YEAR-BY-YEAR RETURNS(1)

1992         2.83%
1993         2.13%
1994         2.46%
1995         3.42%
1996         3.04%
1997         3.23%
1998         3.05%
1999         2.83%
2000         3.71%
2001         2.48%

 BEST QUARTER 4th quarter, 2000    0.98%
----------------------------------------
 WORST QUARTER 4th quarter, 2001   0.41%
----------------------------------------

THE FUND'S YEAR-TO-DATE TOTAL RETURN AS OF 9/30/02 WAS 0.85%.

AVERAGE ANNUAL TOTAL RETURNS (%)

Shows performance over time, for the periods ended December 31, 2001(1)

                                       PAST 1 YR.  PAST 5 YRS.   PAST 10 YRS.
-----------------------------------------------------------------------------
PREMIER SHARES                         2.48        3.06          2.92
-----------------------------------------------------------------------------

(1) THE FUND'S FISCAL YEAR END IS 8/31.

INVESTOR EXPENSES FOR PREMIER SHARES

The expenses of the Premier Shares before and after reimbursement are shown below. The table below does not reflect charges or credits which you might incur if you invest through a financial institution.

ANNUAL OPERATING EXPENSES (%) (EXPENSES THAT ARE DEDUCTED FROM PREMIER SHARES ASSETS)

MANAGEMENT FEES                                                         0.10

DISTRIBUTION (RULE 12b-1) FEES                                          NONE

SHAREHOLDER SERVICE FEES                                                0.25

OTHER EXPENSES(1)                                                       0.13
-----------------------------------------------------------------------------
TOTAL ANNUAL OPERATING EXPENSES                                         0.48

FEE WAIVERS AND EXPENSE REIMBURSEMENTS(2)                              (0.03)
-----------------------------------------------------------------------------
NET EXPENSES(2)                                                         0.45
-----------------------------------------------------------------------------

(1) "OTHER EXPENSES" ARE BASED ON EXPENSES INCURRED IN THE MOST RECENT FISCAL YEAR.

(2) REFLECTS A WRITTEN AGREEMENT PURSUANT TO WHICH JPMORGAN CHASE BANK AGREES THAT IT WILL REIMBURSE THE FUND TO THE EXTENT TOTAL ANNUAL OPERATING EXPENSES OF THE PREMIER SHARES (EXCLUDING INTEREST, TAXES, EXTRAORDINARY EXPENSES AND EXPENSES RELATED TO THE DEFERRED COMPENSATION PLAN) EXCEED 0.45% OF THEIR AVERAGE DAILY NET ASSETS THROUGH 12/31/04. IN ADDITION, THE FUND'S SERVICE PROVIDERS MAY VOLUNTARILY WAIVE OR REIMBURSE CERTAIN OF THEIR FEES, AS THEY MAY DETERMINE, FROM TIME TO TIME.

EXAMPLE

The example below is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes:

- $10,000 initial investment,

- 5% return each year, and

- net expenses through 12/31/04, and total annual operating expenses thereafter.

The example is for comparison only; the actual returns of the Premier Shares and your actual costs may be higher or lower.

                               1 YR.      3 YRS.      5 YRS.      10 YRS.
-------------------------------------------------------------------------
YOUR COST ($)
(WITH OR WITHOUT REDEMPTION)   46         148         262         598
-------------------------------------------------------------------------

     THE FUND'S MANAGEMENT AND ADMINISTRATION

The Fund is a series of Mutual Fund Trust, a Massachusetts business trust. The Trust is governed by trustees who are responsible for overseeing all business activities.

THE FUND'S INVESTMENT ADVISER

JPMFAM (USA) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund. JPMFAM (USA) is a wholly owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY 10036.

For the fiscal year ended 8/31/02, the adviser was paid management fees (net of waivers) as a percentage of average daily net assets as follows:



FUND                                          %
-----------------------------------------------
TAX FREE MONEY MARKET FUND                 0.10
-----------------------------------------------



THE FUND'S ADMINISTRATOR

JPMorgan Chase Bank (the Administrator) provides administrative services and oversees the Fund's other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services:


0.10% of the first $100 billion of average daily net assets of all money market funds in the JPMorgan Funds Complex plus 0.05% of average daily net assets over $100 billion.


The Trust on behalf of the Fund has entered into a Shareholder Servicing Agreement with JPMorgan Chase Bank under which JPMorgan Chase Bank has agreed to provide certain support services to the Fund's customers. For performing these services, JPMorgan Chase Bank, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Premier Shares of the Fund held by investors serviced by the shareholder servicing agent.


Each of JPMFAM (USA) and the distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for its customers.


THE FUND'S DISTRIBUTOR

J.P. Morgan Fund Distributors, Inc. is the distributor for the Fund. It is a subsidiary of The BISYS Group, Inc. and is not affiliated with JPMorgan Chase.

     HOW YOUR ACCOUNT WORKS


BUYING FUND SHARES

You do not pay any sales charge (sometimes called a load) when you buy Premier Shares of this Fund. The price you pay for your shares is the net asset value per share of the class, (NAV). NAV is the value of everything the class of the Fund owns, minus everything the class owes, divided by the number of shares held by investors. The Fund seeks to maintain a stable NAV of $1.00. The Fund uses the amortized cost method to value its portfolio of securities. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.

The NAV of each class of shares is generally calculated as of the cut-off time each day the Fund is accepting purchase orders. You will pay the next NAV calculated after the JPMorgan Funds Service Center receives your order in proper form. An order is in proper form only after funds are converted into federal funds.

The JPMorgan Funds Service Center accepts purchase orders on any business day that the Federal Reserve Bank of New York and the New York Stock Exchange are open. If we receive your order in proper form by the Fund's cut-off time, we will process your order at that day's price and you will be entitled to all dividends declared on that day. If we receive your order after the cut-off time, we will generally process it at the next day's price. If you pay by check before the cut-off time, we will generally process your order the next day the Fund is open for business. Normally, the cut-off (in Eastern time) is noon.

If you buy through an agent and not directly from the JPMorgan Funds Service Center, the agent could set earlier cut-off times. The Fund can set an earlier cut-off time if the Public Securities Association recommends that the U.S. government securities market close trading early.

You must provide a Taxpayer Identification Number when you open an account. The Fund has the right to reject any purchase order or to cease offering shares at any time.

MINIMUM INVESTMENTS

First time investors must buy a minimum of $100,000 worth of Premier Shares in the Fund to open an account. There are no minimum levels for subsequent purchases, but you must always have at least $100,000 in your account. The minimum investment may be less for certain investors.

OPENING YOUR ACCOUNT AND BUYING SHARES THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative you want to buy shares of the Fund and he or she will contact us. Your representative may charge you a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Your representative may impose different minimum investments and earlier cut-off times.


SELLING FUND SHARES

You can sell your shares on any day the JPMorgan Funds Service Center is open for trading, either directly to the Fund or through your investment representative. You will receive the next NAV calculated after the JPMorgan Funds Service Center accepts your order.

We will need the names of the registered shareholders and your account number before we can sell your shares.


Under normal circumstances, if the JPMorgan Funds Service Center receives your order before the Fund's cut-off time, the Fund will make available to you the proceeds the same business day. If, however, you purchased your shares by check, and you wish to sell these shares, your purchase check will be deemed to take 15 calendar days in which to clear after which time the proceeds will be made available to you. The Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.


You will need to have signatures guaranteed for all registered owners or their legal representative if:

- you want to sell shares with a net asset value of $100,000 or more, or

- you want your payment sent to an address other than the one we have in our records.

We may also need additional documents or a letter from a surviving joint owner before selling the shares.




THROUGH YOUR INVESTMENT REPRESENTATIVE

Tell your representative that you want to sell shares of the Fund. He or she will send the necessary documents to the Fund. Your representative might charge you for this service.


REDEMPTIONS-IN-KIND


The Fund reserves the right to make redemptions of over $250,000 in securities rather than in cash.

OTHER INFORMATION CONCERNING THE FUND


We may close your account if the balance falls below $100,000 as a result of having sold shares. We may also close the account if you fail to meet the investment minimum over a 12-month period. We will give you 60 days notice before closing your account.


Unless you indicate otherwise on your account application, we are authorized to act on redemption and transfer instructions received by phone. If someone trades on your account by phone, we will ask that person to confirm your account registration and address to make sure they match those you provided us. If they give us the correct information, we are generally authorized to follow that person's instructions. We will take reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Fund will be liable for any losses to you from an unauthorized sale or fraud against you if we do not follow reasonable procedures.


You may not always reach the JPMorgan Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your investment representative or agent. We may modify or cancel the sale of shares by phone without notice.

Please write to:

JPMorgan Funds Service Center
P.O. Box 219392
Kansas City, MO 64121-9392


The Fund may issue multiple classes of shares. This prospectus relates only to Premier Shares of the Fund. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

DISTRIBUTIONS AND TAXES

The Fund can earn income and it can realize capital gain. The Fund deducts any expenses and then pays out these earnings to shareholders as distributions.

The Fund declares dividends daily, so your shares can start earning dividends on the day you buy them. The Fund distributes the dividends monthly in the form of additional shares, unless you tell us that you want payment in cash or deposited in a pre-assigned bank account. The taxation of dividends will not be affected by the form in which you receive them. The Fund distributes any short-term capital gain at least annually. The Fund does not expect to realize long-term capital gain.


Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income paid by the Tax Free Money Market Fund are not subject to federal income taxes but will generally be subject to state and local taxes. The state or municipality where you live may not charge you state and local taxes on dividends of tax-exempt interest earned on certain bonds. Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.


Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.


The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.


The above is only a general summary of the tax implications of investing in the Fund. Because each investor's tax consequences are unique, please consult your tax adviser to see how investing in the Fund will affect your own tax situation.

     WHAT THE TERMS MEAN

ASSET-BACKED SECURITIES: Interests in a stream of payments from specific assets, such as auto or credit card receivables.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

DEMAND NOTES: A debt security with no set maturity date. The investor can generally demand payment of the principal at any time.

DISTRIBUTION FEE: Covers the cost of the distribution system used to sell shares to the public.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must pay off the principal amount of the debt. "Dollar weighted" means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average.

FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically whenever a particular interest rate changes.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

MANAGEMENT FEE: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund's investments.

OTHER EXPENSES: Miscellaneous items, including transfer agency, administration, custody and registration fees.

SHAREHOLDER SERVICE FEE: A fee to cover the cost of paying shareholder servicing agents to provide certain support services for your account.

MUNICIPAL LEASE OBLIGATIONS: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of the general obligations of the municipality.

MUNICIPAL OBLIGATIONS: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. For securities to qualify as municipal obligations, the municipality's lawyers must give an opinion that the interest on them is not considered gross income for federal income tax purposes.

REPURCHASE AGREEMENTS: A special type of a short-term investment. A dealer sells securities to a fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

TAX EXEMPT MUNICIPAL SECURITIES: securities, generally issued as general obligation and revenue bonds, whose interest is exempt from federal taxation and state and/or local taxes in the state where the securities were issued.

U.S. GOVERNMENT SECURITIES: debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government for the timely payment of principal and interest.

VARIABLE RATE SECURITIES: Securities whose interest rates are periodically adjusted.

     FINANCIAL HIGHLIGHTS


The financial highlights tables are intended to help you understand the Fund's financial performance for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, except as noted, whose reports, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request.

JPMORGAN TAX FREE MONEY MARKET FUND

                                                                                      YEAR      YEAR      YEAR      YEAR     YEAR
                                                                                     ENDED     ENDED     ENDED     ENDED    ENDED
                                                                                   8/31/02   8/31/01   8/31/00   8/31/99  8/31/98
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                               $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
   Income from Investment Operations:

     Net Investment Income                                                            0.01      0.03      0.03      0.03     0.03

     Less Dividends from Net Investment Income                                        0.01      0.03      0.03      0.03     0.03
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                     $  1.00   $  1.00   $  1.00   $  1.00  $  1.00
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                          1.35%     3.21%     3.41%     2.78%    3.17%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
     Net Assets, End of Period (millions)                                          $ 3,066   $   116   $   120   $   130  $   133
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------------------
     Net Expenses                                                                     0.45%     0.51%     0.55%     0.54%    0.53%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income                                                            1.25%     3.17%     3.40%     2.74%    3.10%
---------------------------------------------------------------------------------------------------------------------------------
     Expenses Without Waivers, Reimbursements and Earnings Credits                    0.48%     0.53%     0.59%     0.56%    0.53%
---------------------------------------------------------------------------------------------------------------------------------
     Net Investment Income Without Waivers, Reimbursements and Earnings Credits       1.22%     3.15%     3.26%     2.72%    3.10%
---------------------------------------------------------------------------------------------------------------------------------

                       This page intentionally left blank.

PRIVACY POLICY

Respecting and protecting client privacy has been vital to our business since its inception. By explaining our Privacy Policy to you, we trust that you will better understand how the JPMorgan Funds keep our client information private and secure while using it to serve you better.

PROTECTING THE CONFIDENTIALITY OF OUR CLIENT INFORMATION

We take our responsibility to protect the privacy and confidentiality of our client information very seriously. We maintain physical, electronic and procedural safeguards that comply with United States federal standards to store and secure information about you from unauthorized access, alteration and destruction. Our control policies authorize access to client information only by individuals who need to know that information to provide products and services to you.

WHO IS COVERED BY THE PRIVACY POLICY?

The Privacy Policy applies to the shareholders of JPMorgan Funds and applies only to information related to JPMorgan Funds.

If you decide at some point either to close your account(s) or to become an inactive client, we will continue to adhere to the privacy policies and practices described in this notice.

INFORMATION WE COLLECT ABOUT YOU

We receive information about you from various sources, including: certain nonpublic personal information about you from information you provide on applications or other forms (such as your address and social security number), and information about your account transactions with us (such as purchases, sales and account balances). We may also collect such information through account inquiries by mail, e-mail or telephone.

SHARING INFORMATION FOR LEGAL AND ROUTINE BUSINESS REASONS AND FOR JOINT
MARKETING

We may disclose non public personal information we collect about you as permitted by law. For example, we may share information with regulatory authorities and law enforcement officials who have jurisdiction over us or if we are required to do so by United States or the applicable law; provide information to protect against fraud; share information with your consent and give account information to check and statement printers and other service providers who work for us. We also may share the information we collect about you, as described above, with firms that perform administrative or marketing services on our behalf or with financial institutions, such as banks, with whom we have joint marketing agreements to provide you with offers of their financial products and services. These companies may receive information about you, but they must safeguard it and not use it for any other purpose.

J.P. MORGAN FUND DISTRIBUTORS, INC.

J.P. Morgan Fund Distributors, Inc., as distributor of the JPMorgan Funds, does not collect or retain nonpublic personal financial information relating to any past, present or prospective shareholders of the Funds. From time to time, the Funds or companies that provide services to the Funds may provide to J.P. Morgan Fund Distributors, Inc. nonpublic personal financial information relating to shareholders or prospective shareholders as necessary to perform services for the Funds. In such circumstances, J.P. Morgan Fund Distributors, Inc. adheres to the regulatory limitations on the use or disclosure of that information and its own obligations to protect the security and confidentiality of the information.

If you have any questions regarding this policy, please feel free to contact us at 1-800-348-4782.

              THIS INSIDE BACK COVER IS NOT PART OF YOUR PROSPECTUS

     HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:


ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund's investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund's performance during the last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.


You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-348-4782 or writing to:

JPMORGAN FUNDS SERVICE CENTER
P.O. BOX 219392
KANSAS CITY, MO 64121-9392

If you buy your shares through an institution, you should contact that institution directly for more information. You can also find information online at www.jpmorganfunds.com.


You can write or e-mail the SEC's Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.


PUBLIC REFERENCE ROOM OF THE SEC
WASHINGTON, DC 20549-0102.
1-202-942-8090
E-MAIL: publicinfo@sec.gov


Reports, a copy of the SAI and other information about the Fund are also available on the SEC's website at http://www.sec.gov.


             The Funds' Investment Company Act File No. is 811-8358.
         (C) J. P. Morgan Chase & Co. All Rights Reserved. December 2002


                                                                 PR-MTFMMP-1202

                               MUTUAL FUND TRUST

                                                         STATEMENT OF ADDITIONAL
                                                                     INFORMATION

                                                               DECEMBER 27, 2002



                        JPMORGAN PRIME MONEY MARKET FUND
                   JPMORGAN U.S. GOVERNMENT MONEY MARKET FUND
                    JPMORGAN TREASURY PLUS MONEY MARKET FUND
                       JPMORGAN FEDERAL MONEY MARKET FUND
            JPMORGAN 100% U.S. TREASURY SECURITIES MONEY MARKET FUND
                      JPMORGAN TAX FREE MONEY MARKET FUND
                 JPMORGAN CALIFORNIA TAX FREE MONEY MARKET FUND
                  JPMORGAN NEW YORK TAX FREE MONEY MARKET FUND
                    JPMORGAN LIQUID ASSETS MONEY MARKET FUND


                   522 FIFTH AVENUE, NEW YORK, NEW YORK 10036


    This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectuses offering shares of the Funds. This Statement of Additional Information should be read in conjunction with the Prospectuses dated
December 27, 2002 offering shares of the Funds. Any references to a "Prospectus" in this Statement of Additional Information is a reference to the foregoing Prospectuses, as the context requires. Additionally, this Statement of Additional Information incorporates by reference the financial statements included in the Shareholder Reports relating to the Funds listed above dated August 31, 2002. Copies of each Prospectus may be obtained by an investor without charge by contacting J.P. Morgan Fund Distributors, Inc. (the "Distributor"), at 522 Fifth Avenue, New York, NY 10036.


    THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

    For more information about your account, simply call or write the JPMorgan Funds Service Center at:


Select Class Shares, Morgan         Institutional Class Shares:
Shares, Class B Shares, Class C
Shares, Premier Shares, Agency
Shares, Cash Management Shares and
Reserve Shares:

JPMorgan Funds Service Center       JPMorgan Institutional Funds
P.O. Box 219392                     Service Center
Kansas City, MO 64121-9392          500 Stanton Christiana Road
                                    Newark, Delaware 19713

1-800-348-4782                      1-800-766-7722



                                                                   SAI-MMKT-1202

TABLE OF CONTENTS                                   PAGE
--------------------------------------------------------

The Funds.........................................    3
Investment Policies and Restrictions..............    4
Performance Information...........................   16
Net Asset Value...................................   18
Purchases, Redemptions and Exchanges..............   19
Distributions; Tax Matters........................   21
Trustees..........................................   26
Officers..........................................   30
Codes of Ethics...................................   31
Adviser...........................................   31
Administrator.....................................   33
Distribution Plan.................................   35
Distributor.......................................   37
Shareholder Servicing Agent.......................   38
Transfer Agent....................................   39
Custodian.........................................   40
Independent Accountants...........................   40
Certain Regulatory Matters........................   40
Expenses..........................................   40
Description of Shares, Voting Rights and
  Liabilities.....................................   41
Principal Holders.................................   43
Financial Statements..............................   56
Appendix A--Description of Certain Obligations
  Issued or Guaranteed by U.S. Government Agencies
  or Instrumentalities............................  A-1
Appendix B--Description of Ratings................  B-1
Appendix C--Additional Information Concerning
  California Municipal Securities.................  C-1
Appendix D--Information Concerning the State of
  New York........................................  D-1

                                   THE FUNDS


    Prime Money Market Fund, Federal Money Market Fund, Treasury Plus Money Market Fund, Tax Free Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, California Tax Free Money Market Fund, New York Tax Free Money Market Fund, U.S. Government Money Market Fund and Liquid Assets Money Market Fund (each a "Fund" and collectively, the "Money Market Funds" or "Funds") are series of Mutual Fund Trust (the "Trust"), an open-end management investment company which was organized as a business trust under the laws of the Commonwealth of Massachusetts on February 4, 1994. Each Fund is a separate series of the Trust. The Funds are diversified as such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). To date, the Trustees of the Trust have authorized the issuance of classes of shares, and such classes are also publicly available, as follows: Prime Money Market Fund--Class B, Class C, Morgan, Select, Premier, Agency, Institutional, Reserve and Cash Management; Federal Money Market Fund--Morgan, Premier, Agency and Institutional; Treasury Plus Money Market Fund--Morgan, Premier, Agency, Institutional and Reserve; Tax Free Money Market Fund--Morgan, Premier, Agency and Institutional; 100% U.S. Treasury Securities Money Market Fund--Morgan, Premier, Agency and Institutional; California Tax Free Money Market Fund-- Morgan; New York Tax Free Money Market Fund--Morgan and Reserve; U.S. Government Money Market Fund--Morgan, Premier, Agency and Institutional and Liquid Assets Money Market Fund--Morgan, Premier, Agency and Institutional. The shares of the Funds are collectively referred to in this Statement of Additional Information as the "Shares." The fiscal year-end of the Funds in the Trust is August 31.



    On December 4, 1992, the shareholders of each of the existing classes of Shares of Vista Global Money Market Fund and Vista U.S. Government Money Market Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Group, effective January 1, 1993. Prior to such approvals, on December 4, 1992, the shareholders of each of the five existing series of Trinity Assets Trust (Trinity Money Market Fund, Trinity Government Fund, Trinity Bond Fund, Trinity Short-Term Bond Fund and Trinity Equity Fund) (collectively, the "Trinity Funds") approved the reorganization of each of the Trinity Funds into newly-created series of the Trust, effective January 1, 1993. Vista Global Money Market Fund and Trinity Money Market Fund were reorganized into classes of Shares of "Vista Worldwide Money Market Fund", which changed its name to "Vista Global Money Market Fund" as of December 31, 1992. Vista U.S. Government Money Market Fund and Trinity Government Fund were reorganized into classes of Shares of "Vista Government Cash Fund", which changed its name to "Vista U.S. Government Money Market Fund" as of December 31, 1992.



    On August 25, 1994, the shareholders of each of the existing classes of Shares of the Vista U.S. Government Money Market Fund, Vista Global Money Market Fund, Vista Prime Money Market Fund, Vista Tax Free Money Market Fund, Vista California Money Market Fund, Vista New York Tax Free Money Market Fund, and the Vista California Intermediate Tax Free Fund approved the reorganization of each of such Funds into newly-created series of Mutual Fund Trust, effective
October 28, 1994. Prior to such approvals, each of such Funds were series of Mutual Fund Group, an affiliated investment company.



    On May 3, 1996, The U.S. Treasury Money Market Fund of The Hanover
Funds, Inc. ("Hanover") merged into the Treasury Plus Money Market Fund, The Government Money Market Fund of Hanover merged into the U.S. Government Money Market Fund, The Tax Free Money Market Fund of Hanover merged into the Tax Free Money Market Fund, The New York Tax Free Money Market Fund of Hanover merged into the New York Tax Free Money Market Fund, and The 100% U.S. Treasury Securities Money Market Fund of Hanover merged into the 100% U.S. Treasury Securities Money Market Fund. The foregoing mergers are referred to herein as the "Hanover Reorganization."

    Effective February 28, 2001, the following Funds were renamed with approval of the Board of Trustees of the Trust.

NEW NAME                                         FORMER NAME
--------                                         -----------
JPMorgan Prime Money Market Fund II              Chase Vista Prime Money Market Fund
JPMorgan Federal Money Market Fund II            Chase Vista Federal Money Market Fund
JPMorgan Treasury Plus Money Market Fund         Chase Vista Treasury Plus Money Market Fund
JPMorgan Tax Free Money Market Fund              Chase Vista Tax Free Money Market Fund
JPMorgan 100% U.S. Treasury Securities Money     Chase Vista 100% U.S. Treasury Securities
  Market Fund                                    Money Market Fund
JPMorgan U.S. Government Money Market Fund       Chase Vista U.S. Government Money Market
                                                 Fund
JPMorgan California Tax Free Money Market Fund   Chase Vista California Tax Free Money
                                                 Market Fund
JPMorgan New York Tax Free Money Market Fund     Chase Vista New York Tax Free Money Market
                                                 Fund


    Effective September 10, 2001, the Trustees of the Trust approved the re-naming of the following Funds:


NEW NAME                                         FORMER NAME
--------                                         -----------
JPMorgan Prime Money Market Fund                 JPMorgan Prime Money Market Fund II
JPMorgan Federal Money Market Fund               JPMorgan Federal Money Market Fund II

    The Trustees provide broad supervision over the affairs of the Trust including the Funds. J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM
(USA)" or the "Adviser") is the investment adviser for all the Funds. Prior to February 28, 2001, the investment adviser to the Funds was The Chase Manhattan Bank ("Chase").


    JPMorgan Chase Bank serves as the Trust's administrator (the
"Administrator") and supervises the overall administration of the Trust, including the Funds. A majority of the Trustees of the Trust are not affiliated with JPMFAM (USA) or the Administrator.



    Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, J.P. Morgan Chase & Co. ("JPMorgan Chase"), an affiliate of the Adviser or any other bank. Shares of a Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.


                      INVESTMENT POLICIES AND RESTRICTIONS

                              INVESTMENT POLICIES


    The Prospectuses set forth the various investment policies applicable to each Fund. The following information supplements and should be read in conjunction with the related sections of each Prospectus. As used in this Statement of Additional Information, with respect to those Funds and policies for which they apply, the terms "Municipal Obligations" and "tax-exempt municipal securities" have the meanings given to them in the relevant Fund's Prospectus. For descriptions of the securities ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch, Inc. ("Fitch"), see Appendix B.



    The Money Market Funds invest only in U.S. dollar-denominated high-quality obligations which are determined to present minimal credit risks. This credit determination must be made in accordance with procedures established by the Board of Trustees.



    The management style used for the Funds emphasizes several key factors. Portfolio managers consider the security quality, that is, the ability of the debt issuer to make timely payments of principal and interest. Also important in the analysis is the relationship of a bond's structure, yield and its maturity, in which the managers evaluate the risks of investing in long-term higher-yielding securities. Another step in the analysis is comparing yields on different types of securities to determine relative risk/reward profiles.


                            MONEY MARKET INSTRUMENTS

    A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

    U.S. TREASURY SECURITIES. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.


    ADDITIONAL U.S. GOVERNMENT OBLIGATIONS. Each of the Funds (other than the Treasury Plus Money Market Fund and U.S. 100% Treasury Securities Money Market
Fund) may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency. The Federal Money Market Fund generally limits its investment in agency and instrumentality obligations to obligations the interest on which is generally not subject to state and local income taxes by reason of federal law.



    FOREIGN GOVERNMENT OBLIGATIONS. The Prime Money Market Fund and the Liquid Assets Money Market Fund, subject to their applicable investment policies, may also invest in short-term obligations of foreign sovereign governments or of their agencies, instrumentalities, authorities or political subdivisions. See "Foreign Investments." These securities must be denominated in the U.S. dollar.



    BANK OBLIGATIONS. The Tax Free Money Market Fund, California Tax Free Money Market Fund, New York Tax Free Money Market Fund (each a Tax Free Money Market Fund and collectively, the "Tax Free Funds"), Prime Money Market Fund and Liquid Assets Money Market Fund, unless otherwise noted in the Prospectuses or below, may invest in negotiable certificates of deposit, time deposits and bankers' acceptances of (i) banks, savings and loan associations and savings banks which have more than $1 billion in total assets and are organized under the laws of the United States or any state, (ii) foreign branches of these banks or of foreign banks of equivalent size (Euros) and (iii) U.S. branches of foreign banks of equivalent size (Yankees). See "Foreign Investments." The Prime Money Market Fund and Liquid Assets Money Market Fund will not invest in obligations for which the Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank. The Prime Money Market Fund and Liquid Assets Money Market Fund, may also invest in obligations of international banking institutions designated or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., the European Investment Bank, the Inter-American Development Bank, or the World Bank).



    COMMERCIAL PAPER. The Prime Money Market Fund and Liquid Assets Money Market Fund may invest in commercial paper, including master demand obligations. Master demand obligations are obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. Master demand obligations are governed by agreements between the issuer and JPMorgan Chase Bank acting as agent, for no additional fee. The monies loaned to the borrower come from accounts managed by JPMorgan Chase Bank or its affiliates, pursuant to arrangements with such accounts. Interest and principal payments are credited to such accounts. JPMorgan Chase Bank, an affiliate of the Adviser, has the right to increase or decrease the amount provided to the borrower under an obligation. The borrower has the right to pay without penalty all or any part of the principal amount then outstanding on an obligation together with interest to the date of payment. Since these obligations typically provide that the interest rate is tied to the Federal Reserve commercial paper composite rate, the rate on master demand obligations is subject to change. Repayment of a master demand obligation to participating accounts depends on the ability of the borrower to pay the accrued interest and principal of the obligation on demand which is continuously monitored by JPMorgan Chase Bank. Since master demand obligations typically are not rated by credit rating agencies, the Prime Money Market Fund and Liquid Assets Fund may invest in such unrated obligations only if at the time of an investment the obligation is determined by the Adviser to have a credit quality which satisfies each Fund's quality restrictions. See "Quality and Diversification Requirements." Although there is no secondary market for master demand obligations, such obligations are considered by the Prime Money Market Fund and Liquid Assets Money Market Fund to be liquid because they are payable upon demand. The Prime Money Market Fund and Liquid Assets Fund do not have any specific percentage limitation on investments in master demand obligations. It is possible that the issuer of a master demand obligation could be a client of JPMorgan Chase Bank to whom JPMorgan Chase Bank, in its capacity as a commercial bank, has made a loan.



    ASSET-BACKED SECURITIES. The Prime Money Market Fund and Liquid Assets Money Market Fund may also invest in securities generally referred to as asset-backed securities, which directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets, such as motor vehicle or credit card receivables or other asset-backed securities collateralized by such assets. Asset-backed securities provide periodic payments that generally consist of both interest and principal payments. Consequently, the life of an asset-backed security varies with the prepayment experience of the underlying obligations. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Fund may invest are subject to the Fund's overall credit requirements. However, asset-backed securities, in general, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized. Because asset-backed securities are relatively new, the market experience in these securities is limited and the market's ability to sustain liquidity through all phases of the market cycle has not been tested.


    STRUCTURED PRODUCTS. The Funds may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of certain debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured products") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products which represent derived investment positions based on relationships among different markets or asset classes.


    A Fund is permitted to invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund's purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leveraged for purposes of a Fund's fundamental investment limitation related to borrowing and leverage.

    Certain issuers of structured products may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there currently is no active trading market for structured products. As a result, certain structured products in which the Funds invest may be deemed illiquid and subject to their limitation on illiquid investments.

    Investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. In addition, because structured products are typically sold in private placement transactions, there maybe no active trading market for structured products.


    REPURCHASE AGREEMENTS. Each of the Funds (other than the Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund) may enter into repurchase agreements with brokers, dealers or banks that meet the Adviser's credit guidelines. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of the Funds' restrictions on purchases of illiquid securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. Each Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the 1940 Act. If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.



    OTHER DEBT SECURITIES. The Prime Money Market Fund and the Liquid Assets Money Market Fund may make investments in other debt securities with remaining effective maturities of not more than thirteen months, including, without limitation, corporate and foreign bonds, asset-backed securities and other obligations described in the Prospectuses or this Statement of Additional Information.


                              FOREIGN INVESTMENTS


    The Prime Money Market Fund and the Liquid Assets Money Market Fund may invest in certain foreign securities. All investments must be U.S. dollar-denominated. Investment in securities of foreign issuers and in obligations of foreign branches of domestic banks involves somewhat different investment risks from those affecting securities of U.S. domestic issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.



    Investors should realize that the value of a Fund's investments in foreign securities may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of portfolio securities and could favorably or unfavorably affect a Fund's operations. Furthermore, the economies of individual foreign nations may differ from the U.S. economy, whether favorably or unfavorably, in areas such as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position; it may also be more difficult to obtain and enforce a judgment against a foreign issuer. Any foreign investments made by a Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments.

                             MUNICIPAL OBLIGATIONS


    The Prime Money Market Fund, the Liquid Assets Money Market Fund and Tax Free Funds may invest in Municipal Obligations. The Prime Money Market Fund and the Liquid Assets Money Market Fund may invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money market instruments in which they may invest. Dividends paid by these Funds that are derived from interest on municipal obligations will be taxable to shareholders for federal income tax purposes.



    Interest on certain Municipal Obligations (including certain industrial development bonds), while exempt from federal income tax, is a preference item for the purpose of the alternative minimum tax ("AMT"). Where a mutual fund receives such interest, a proportionate share of any exempt-interest dividend paid by the mutual fund may be treated as such a preference item to shareholders. Federal tax legislation enacted over the past few years has limited the types and volume of bonds which are not AMT items and the interest on which is not subject to federal income tax. This legislation may affect the availability of Municipal Obligations for investment by the Tax Free Funds. Investments by the Tax Free Funds will be made in unrated Municipal Obligations only if they are determined to be of comparable quality to permissible rated investments on the basis of the Adviser's credit evaluation of the obligor or of the bank issuing a participation certificate, letter of credit or guaranty, or insurance issued in support of the obligation. High Quality instruments may produce a lower yield than would be available from less highly rated instruments. The Board of Trustees has determined that Municipal Obligations which are backed by the credit of the U.S. government will be considered to have a rating equivalent to Moody's Aaa.


    If, subsequent to purchase by the Tax Free Funds, (a) an issue of rated Municipal Obligations ceases to be rated in the highest short-term rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Board of Trustees determines that it is no longer of comparable quality or (b) a Money Market Fund's Adviser becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Board of Trustees will reassess promptly whether such security presents minimal credit risk and will cause such Money Market Fund to take such action as it determines is in its best interest and that of its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Adviser becoming aware of the new rating and the Fund's Board is subsequently notified of the Adviser's actions.


    MUNICIPAL BONDS. The Prime Money Market Fund, the Liquid Assets Money Market Fund and Tax Free Funds may invest in municipal bonds issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, authorities and instrumentality's. For example, states, territories, possessions and municipalities may issue municipal bonds to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, for industrial facilities or for water supply, gas, electricity or waste disposal facilities. The Prime Money Market Fund and the Liquid Assets Money Market Fund may invest in municipal notes of various types, including notes issued in anticipation of receipt of taxes, the proceeds of the sale of bonds, other revenues or grant proceeds, as well as municipal commercial paper and municipal demand obligations such as variable rate demand notes and master demand obligations. These municipal bonds and notes will be taxable securities; income generated from these investments will be subject to federal, state and local taxes.


    Municipal bonds may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from revenues derived from particular facilities, from the proceeds of a special excise tax or from other specific revenue sources. They are not generally payable from the general taxing power of a municipality.

    The Tax Free Funds may also invest in industrial development bonds that are backed only by the assets and revenues of the non-governmental issuers such as hospitals or airports, provided, however,

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that the Funds may not invest more than 25% of the value of their total assets in such bonds if the issuers are in the same industry.

    MUNICIPAL NOTES. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

    Municipal notes are short-term obligations with a maturity at the time of issuance ranging from six months to five years. The principal types of municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, grant anticipation notes and project notes. Notes sold in anticipation of collection of taxes, a bond sale, or receipt of other revenues are usually general obligations of the issuing municipality or agency.

    Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

    MUNICIPAL LEASE OBLIGATIONS. The Tax Free Funds may invest in municipal lease obligations. These typically provide a premium interest rate. Municipal lease obligations do not constitute general obligations of the municipality. Certain municipal lease obligations in which the Tax Free Funds may invest contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment payments in future years unless money is later appropriated for such purpose. Each Fund will limit its investments in non-appropriation leases to 10% of its assets. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Certain investments in municipal lease obligations may be illiquid.


    WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with JPMorgan Chase Bank, the Custodian (see "Shareholder Servicing Agents, Transfer Agent and Custodian") a segregated account with liquid assets, consisting of cash, U.S. government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.


    INVESTMENT COMPANY SECURITIES. Securities of other investment companies may be acquired by each of the Funds to the extent permitted under the 1940 Act or any order pursuant thereto. These limits currently require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.


    REVERSE REPURCHASE AGREEMENTS. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money by the Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. All forms of borrowing (including reverse repurchase agreements and securities lending) are limited in the aggregate and may not exceed 30% of each Fund's total assets.



    FORWARD COMMITMENTS. The Prime Money Market Fund, the Liquid Assets Money Market Fund and Tax Free Money Market Funds may purchase securities for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund's assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. Although, with respect to the Tax Free Funds, short-term investments will normally be in tax-exempt securities or Municipal Obligations, short-term taxable securities or obligations may be purchased if suitable short-term tax-exempt securities or Municipal Obligations are not available. When a commitment to purchase a security on a forward commitment basis is made, procedures are established consistent with the General Statement of Policy of the Securities and Exchange Commission concerning such purchases. Since that policy currently recommends that an amount of the respective Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a separate account of such Fund consisting of cash, cash equivalents or high quality debt securities equal to the amount of such Fund's commitments will be established at such Fund's custodian bank. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the respective Fund.


    Although it is not intended that such purchases would be made for speculative purposes, purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund's portfolio are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then available cash flow, sale of securities held in the separate account, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund's payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses, which, for consideration by investors in the Tax Free Funds, are not exempt from federal, state or local taxation. Forward commitments involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral in completing the transaction.

    To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage, and settlement of such transactions will be within 90 days from the trade date.

    STAND-BY COMMITMENTS. When a Fund purchases securities it may also enter into put transactions, including those referred to as stand-by commitments, with respect to such securities. Under a stand-by commitment, a bank, broker-dealer or other financial institution agrees to purchase at a Fund's option a specified security at a specified price within a specified period prior to its maturity date and entitles a Fund to same day settlement and to receive an exercise price equal to the amortized cost of the underlying security plus accrued interest, if any, at the time of exercise. A put transaction will increase the cost of the underlying security and consequently reduce the available yield.


    The amount payable to a Money Market Fund upon its exercise of a stand-by commitment with respect to a Municipal Obligation normally would be (i) the acquisition cost of the Municipal Obligation (excluding any accrued interest paid by the Fund on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the security, plus (ii) all interest accrued on the security since the last interest payment date during the period the security was owned by the Fund. Absent unusual circumstances relating to a change in market value, a Money Market Fund would value the underlying Municipal Obligation at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Obligation. The Money Market Funds value stand-by commitments at zero for purposes of computing their net asset value per share.

    The stand-by commitments that may be entered into by the Funds are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by a Fund, and that the maturity of the underlying security will generally be different from that of the commitment. Not more than 10% of the total assets of a Money Market Fund will be invested in Municipal Obligations that are subject to stand-by commitments from the same bank or broker-dealer.

    FLOATING AND VARIABLE RATE SECURITIES AND PARTICIPATION CERTIFICATES. Each Fund other than the Treasury Plus Money Market Fund and 100% U.S. Treasury Securities Money Market Fund may invest in floating and variable rate securities. Floating and variable rate demand instruments permit the holder to demand payment upon a specified number of days' notice of the unpaid principal balance plus accrued interest either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The floating or variable rate demand instruments in which the Funds may invest are payable on demand on not more than seven calendar days' notice.

    The terms of these types of securities provide that interest rates are adjustable at intervals ranging from daily to up to six months and the adjustments are based upon the prime rate of a bank or other short-term rates, such as Treasury Bills or LIBOR (London Interbank Offered Rate), as provided in the respective instruments. The Funds will decide which floating or variable rate securities to purchase in accordance with procedures prescribed by Board of Trustees of the Trust in order to minimize credit risks.

    The Board of Trustees may determine that an unrated floating or variable rate security meets the Fund's high quality criteria if it is backed by a letter of credit or guarantee or is insured by an insurer that meets such quality criteria, or on the basis of a credit evaluation of the underlying obligor. If the credit of the obligor is of "high quality", no credit support from a bank or other financial institution will be necessary. The Board of Trustees will re-evaluate each unrated floating or variable rate security on a quarterly basis to determine that it continues to meet a Fund's high quality criteria. If an instrument is ever deemed to fall below a Fund's high quality standards, either it will be sold in the market or the demand feature will be exercised.


    The securities in which the Tax Free Funds, the Liquid Assets Money Market Fund and the Prime Money Market Fund may invest include participation certificates issued by a bank, insurance company or other financial institution, in securities owned by such institutions or affiliated organizations ("Participation Certificates"), and, in the case of the Prime Money Market Fund and the Liquid Assets Money Market Fund, certificates of indebtedness or safekeeping. Participation Certificates are pro rata interests in securities held by others; certificates of indebtedness or safekeeping are documentary receipts for such original securities held in custody by others. A Participation Certificate gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security and generally provides the demand feature described below. Each Participation Certificate is backed by an irrevocable letter of credit or guaranty of a bank (which may be the bank issuing the Participation Certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation) or insurance policy of an insurance company that the Board of Trustees of the Trust has determined meets the prescribed quality standards for a particular Fund.



    A Fund may have the right to sell the Participation Certificate back to the institution and draw on the letter of credit or insurance on demand after the prescribed notice period, for all or any part of the full principal amount of the Fund's participation interest in the security, plus accrued interest. The institutions issuing the Participation Certificates would retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the Participation Certificates were purchased by a Fund. The total fees would generally range from 5% to 15% of the applicable prime rate or other short-term rate index. With respect to insurance, a Fund will attempt to have the issuer of the Participation Certificate bear the cost of any such insurance, although a Fund may retain the option to purchase insurance if deemed appropriate. Obligations that have a demand feature permitting a Fund to tender the obligation to a foreign bank may involve certain risks associated with foreign investment. A Fund's ability to receive payment in such circumstances under the demand feature from such foreign banks may involve certain risks such as future political and economic developments, the possible establishments of laws or restrictions that might adversely affect the payment of the bank's obligations under the demand feature and the difficulty of obtaining or enforcing a judgment against the bank.


    The Adviser has been instructed by the Board of Trustees to monitor on an ongoing basis the pricing, quality and liquidity of the floating and variable rate securities held by the Funds, including Participation Certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Funds may subscribe. Although these instruments may be sold by a Fund, it is intended that they be held until maturity. The Internal Revenue Service has not ruled on whether interest on participations in floating or variable rate Municipal Obligations is tax exempt. Participation Certificates will only be purchased by the Tax Free Funds if, in the opinion of counsel to the issuer, interest income on such instruments will be tax-exempt when distributed as dividends to shareholders of such Fund.

    Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly "prime rates" charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the floating or variable rate nature of the underlying floating or variable rate securities should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund's portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law, limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks' "prime rates" or other short-term rate adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.


    The maturity of variable rate securities is deemed to be the longer of
(i) the notice period required before a Fund is entitled to receive payment of the principal amount of the security upon demand or (ii) the period remaining until the security's next interest rate adjustment. The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Fund's dollar-weighted average portfolio maturity.



    TENDER OPTION FLOATING OR VARIABLE RATE CERTIFICATES. The Funds may invest in tender option bonds. A tender option bond is a synthetic floating or variable rate security issued when long term bonds are purchased in the secondary market and are then deposited into a trust. Custodial receipts are then issued to investors, such as the Funds, evidencing ownership interests in the trust. The trust sets a floating or variable rate on a daily or weekly basis which is established through a remarketing agent. These types of instruments, to be money market eligible under Rule 2a-7, must have a liquidity facility in place which provides additional comfort to the investors in case the remarketing fails. The sponsor of the trust keeps the difference between the rate on the long term bond and the rate on the short term floating or variable rate security.



    ZERO COUPON AND STRIPPED OBLIGATIONS. Each Fund may invest up to 20% of its total assets in such stripped obligations. The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities. The Prime Money Market Fund, the Liquid Assets Money Market Fund and Tax Free Funds may also invest in zero coupon obligations. Zero coupon obligations are sold at a substantial discount from their value at maturity and, when held to maturity, their entire return, which consists of the amortization of discount, comes from the difference between their purchase price and maturity value. Because interest on a zero coupon obligation is not distributed on a current basis, the obligation tends to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying securities with similar maturities. As with STRIPS, the risk is greater when the period to maturity is longer. The value of zero coupon obligations appreciates more than such ordinary interest-paying securities during periods of declining interest rates and depreciates more than such ordinary interest-paying securities during periods of rising interest rates. Under the rules of the Internal Revenue Code of 1986, as amended, investments in zero coupon obligations will result in the accrual of interest income on such investments in advance of the receipt of the cash corresponding to such income.


    Zero coupon securities may be created when a dealer deposits a U.S. Treasury or federal agency security with a custodian and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities, Treasury Investment Growth Receipts and generic Treasury Receipts, are examples of stripped U.S. Treasury securities separated into their component parts through such custodial arrangements.


    CUSTODIAL RECEIPTS. The Prime Money Market Fund and the Liquid Assets Money Market Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not deemed U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.



    FUNDING AGREEMENTS. The Prime Money Market Fund, Liquid Assets Money Market Fund and Tax Free Funds may invest in short-term funding agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by a purchaser. Funding agreements generally will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity date and may have either a fixed or variable interest rate that is based on an index and guaranteed for a set time period. Because there generally is no active secondary market for these investments, a funding agreement may be deemed to be illiquid.


    TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, each Tax Free Fund may invest without limitation in high quality taxable money market instruments and repurchase agreements, the interest income from which may be taxable to shareholders as ordinary income for federal income tax purposes.


    ILLIQUID INVESTMENTS, PRIVATELY PLACED AND CERTAIN UNREGISTERED
SECURITIES. The Prime Money Market Fund, the Liquid Assets Money Market Fund and Tax Free Funds may invest in privately placed, restricted, Rule 144A or other unregistered securities. No Fund may acquire any illiquid holdings if, as a result thereof, more than 10% of a Fund's net assets would be in illiquid investments. Subject to this non-fundamental policy limitation, the Funds may acquire investments that are illiquid or have limited liquidity, such as the Prime Money Market Fund's investments in private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act") and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Funds. The price the Funds pay for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.



    The Prime Money Market Fund, the Liquid Assets Money Market Fund and Tax Free Funds may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. These securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees. The Trustees will monitor the Adviser's implementation of these guidelines on a periodic basis.


    As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act, before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

                    QUALITY AND DIVERSIFICATION REQUIREMENTS


    Each of the Funds intends to meet the diversification requirements of the 1940 Act. Current 1940 Act diversification requirements require that with respect to 75% of the assets of each Fund: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. government, its agencies and instrumentality's, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.



    At the time any of the Funds invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in the Adviser's opinion.


                            INVESTMENT RESTRICTIONS

    The Funds have adopted the following investment restrictions which may not be changed without approval by the Trustees a "majority of the outstanding shares" of a Fund which, as used in this Statement of Additional Information, means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of a Fund.

    Each Fund:

        (1) May not borrow money, except that each Fund may borrow money for temporary or emergency purposes, or by engaging in reverse repurchase transactions, in an amount not exceeding 33% of the value of its total assets at the time when the loan is made and may pledge, mortgage or hypothecate no more than 1/3 of its net assets to secure such borrowings. Any borrowings representing more than 5% of a Fund's total assets must be repaid before the Fund may make additional investments;


        (2) May make loans to other persons, in accordance with the Fund's investment objective and policies and to the extent permitted by applicable law;



        (3) May not purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry. Notwithstanding the foregoing, (i) the Money Market Funds may invest more than 25% of their total assets in obligations issued by banks, including U.S. banks; and (ii) Tax Free Money Market Fund, California Tax Free Money Market Fund and New York Tax Free Money Market Fund may invest more than 25% of their respective assets in municipal obligations secured by bank letters of credit or guarantees, including participation certificates;



        (4) May not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, but this shall not prevent a Fund from (i) purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchases or sales of foreign currencies or securities;


        (5) May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages on real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

        (6) May not issue any senior security (as defined in the 1940 Act), except that (a) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order;
    (b) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to a Fund's permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security; or

        (7) May not underwrite securities issued by other persons except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in selling a portfolio security.


    In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, a Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund. For purposes of investment restriction (2) above, loan participators are considered to be debt instruments. For purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships. For purposes of investment restriction (3) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry." Investment restriction (3) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of any "industry." Supranational organizations are collectively considered to be members of a single "industry" for purposes of restriction (3) above.



    In addition, each Fund is subject to the following non-fundamental investment restrictions which may be changed without shareholder approval:



        (1) Each Fund may not, with respect to 75% of its assets, hold more than 10% of the outstanding voting securities of any issuer or invest more than 5% of its assets in the securities of any one issuer (other than obligations of the U.S. government, its agencies and instrumentalities).

        (2) Each Fund may not make short sales of securities, other than short sales "against the box," or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this restriction will not be applied to limit the use of options, futures contracts and related options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. The Funds have no current intention of making short sales against the box.

        (3) Each Fund may not purchase or sell interests in oil, gas or mineral leases.

        (4) Each Fund may not invest more than 10% of its net assets in illiquid securities.

        (5) Each Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund's permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures.

        (6) Each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies.

    For purposes of investment restriction (4) above, illiquid securities includes securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees.

    The investment objective of each Fund is non-fundamental.

    For purposes of the Funds' investment restrictions, the issuer of a tax-exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.


    If a percentage or rating restriction on investment or use of assets set forth herein or in a Prospectus is adhered to at the time of investment, later changes in percentage or ratings resulting from any cause other than actions by a Fund will not be considered a violation. If the value of a Fund's holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.


                            PERFORMANCE INFORMATION


    From time to time, the Funds may quote performance in terms of yield, actual distributions in reports, sales literature and advertisements published by the Funds. Shareholders may obtain current yield information by calling the number provided on the cover page of this Statement of Additional Information. See also the Prospectuses.



                                YIELD QUOTATIONS



    Any current "yield" for a class of shares of a Money Market Fund which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period and shall be calculated by dividing the net change in the value of an account having a balance of one Share at the beginning of the period by the value of the account at the beginning of the period and multiplying the quotient by 365/7. For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, any effective yield quotation for a class of shares of a Money Market Fund so used shall be calculated according to the following formula:



       EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)TO THE POWER OF 365/7] - 1



A portion of the Tax Free Money Market Fund's income used in calculating such yields may be taxable.

    Any taxable equivalent yield quotation of a class of shares of the Tax Free Funds shall be calculated as follows. If the entire current yield quotation for such period is tax-exempt, the tax equivalent yield will be the current yield quotation (as determined in accordance with the appropriate calculation described above) divided by 1 minus a stated income tax rate or rates. If a portion of the current yield quotation is not tax-exempt, the tax equivalent yield will be the sum of (a) that portion of the yield which is tax-exempt divided by 1 minus a stated income tax rate or rates and (b) the portion of the yield which is not tax-exempt.



    If applicable, a Fund's tax equivalent effective yield is calculated by dividing that portion of the Fund's effective yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax-exempt.



                                                                EFFECTIVE
                                                                COMPOUND
                                                CURRENT        ANNUALIZED
                                              ANNUALIZED       YIELD AS OF
                                          YIELD AS OF 8/31/02    8/31/02
                                          -------------------  -----------
Prime Money Market Fund
    Agency Shares                                1.63%            1.64%
    B Shares                                     0.65%            0.65%
    C Shares                                     0.65%            0.65%
    Cash Management Shares                       0.92%            0.92%
    Institutional Shares                         1.69%            1.70%
    Morgan Shares                                1.30%            1.31%
    Premier Shares                               1.44%            1.45%
    Reserve Shares                               1.19%            1.20%
    Select Shares                                1.45%            1.46%
Federal Money Market Fund
    Agency Shares                                1.58%            1.60%
    Institutional Shares                         1.64%            1.66%
    Morgan Shares                                1.14%            1.15%
    Premier Shares                               1.39%            1.40%
Treasury Plus Money Market Fund
    Agency Shares                                1.56%            1.57%
    Institutional Shares                         1.61%            1.62%
    Morgan Shares                                1.22%            1.23%
    Premier Shares                               1.36%            1.37%
    Reserve Shares                               1.11%            1.12%
100% U.S. Treasury Securities Money
  Market Fund
    Agency Shares                                1.50%            1.52%
    Institutional Shares                         1.55%            1.57%
    Morgan Shares                                1.16%            1.17%
    Premier Shares                               1.29%            1.30%
U.S. Government Money Market Fund
    Agency Shares                                1.64%            1.65%
    Institutional Shares                         1.70%            1.71%
    Morgan Shares                                1.31%            1.31%
    Premier Shares                               1.45%            1.46%
Liquid Assets Money Market Fund
    Agency Shares                                1.73%            1.74%
    Institutional Shares                         1.79%            1.81%
    Morgan Shares                                1.40%            1.41%
    Premier Shares                               1.54%            1.55%

                                                  EFFECTIVE    ANNUALIZED
                                      CURRENT     COMPOUND        TAX
                                     ANNUALIZED  ANNUALIZED    EQUIVALENT
                                      YIELD AS   YIELD AS OF  YIELD* AS OF
                                     OF 8/31/02    8/31/02      8/31/02
                                     ----------  -----------  ------------
Tax Free Money Market Fund
    Agency Shares                       1.24%       1.25%         2.02%
    Institutional Shares                1.30%       1.31%         2.12%
    Morgan Shares                       0.91%       0.92%         1.48%
    Premier Shares                      1.05%       1.06%         1.71%
California Tax Free Money Market
  Fund
    Morgan Shares                       0.94%       0.95%         1.68%
New York Tax Free Money Market Fund
    Morgan Shares                       0.93%       0.93%         1.68%
    Reserve Shares                      0.73%       0.73%         1.31%



  * The tax equivalent yields assume a federal income tax rate of 38.60% for the Tax Free Money Market Fund, a combined New York State, New York City and federal income tax rate of 45.21% for the New York Tax Free Money Market Fund and a combined California State and federal income tax fate of 44.07% for the California Tax Free Money Market Fund.

    Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the yields and the net asset values of the classes of shares of a Fund will vary based on market conditions, the current market value of the securities held by a Fund and changes in the Fund's expenses. The Adviser, Shareholder Servicing Agents, the Administrator, the Distributor and other service providers may voluntarily waive a portion of their fees on a month-to-month basis. In addition, the Distributor may assume a portion of a Fund's operating expenses on a month-to-month basis. These actions would have the effect of increasing the net income (and therefore the yield and total rate of return) of the classes of shares of a Fund during the period such waivers are in effect. These factors and possible differences in the methods used to calculate the yields and total rates of return should be considered when comparing the yields or total rates of return of the classes of shares of a Fund to yields and total rates of return published for other investment companies and other investment vehicles (including different classes of shares). The Trust is advised that certain Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding the Shareholder Servicing Agent fees received, which will have the effect of increasing the net return on the investment of customers of those Shareholder Servicing Agents. Such customers may be able to obtain through their Shareholder Servicing Agents quotations reflecting such increased return.



    Shareholders of the various classes of the Funds bear the fees and expenses described herein and in the Prospectuses.



    Advertising or communications to shareholders may contain the views of the Adviser as to current market, economic, trade and interest rate trends, as well as legislative, regulatory and monetary developments, and may include investment strategies and related matters believed to be of relevance to a Fund.



    Advertisements for JPMorgan Funds may include references to the asset size of other financial products made available by JPMFAM (USA), such as the offshore assets of other funds.



                                NET ASSET VALUE


    Each of the Funds computes its net asset value once daily on Monday through Friday at the time stated in each Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Funds may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The days on which net asset value is determined are the Funds' business days.

    The net asset value of each class of a Fund is equal to the value of the class' pro rata portion of a Fund's investments less the class' pro rata portion of the Fund's liabilities. The following is a discussion of the procedures used by the Funds in valuing their assets.



    The Funds' portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of each Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing a Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds. See "Distributions; Tax Matters."


                      PURCHASES, REDEMPTIONS AND EXCHANGES


    The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. DST Systems, Inc. ("DST" or the "Transfer Agent"), the Funds' transfer agent, may defer acting on a shareholder's instructions until it has received them in proper form. In addition, the privileges described in the Prospectuses are not available until a completed and signed account application has been received by the Transfer Agent. Telephone transaction privileges are made available to shareholders automatically upon opening an account unless the privilege is declined in Section 6 of the Account Application.



    An investor can buy shares of a Fund three ways: (i) through an investment representative or service organization; (ii) through the Funds' Distributor by calling the JPMorgan Service Center; or (iii) through the Systematic Investment Plan, depending upon what type of class of shares. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his, her or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the Bank Account Registration section of the shareholder's latest account application or as otherwise properly specified to such Fund in writing.


    Subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its Shares, either totally or partially, by a distribution in kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the net asset value for the shares being sold. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash. The Trust has filed an election under Rule 18f-1 committing to pay in cash all redemptions by a shareholder of record up to amounts specified by the rule (approximately $250,000).


    In accordance with section 22(e) of the 1940 Act, the Trust, on behalf of a Fund, reserves the right to postpone the date of payment upon redemption for more than one day for the Prime Money Market Fund and for more than seven days for the other Money Market Funds or suspend the right of redemption as follows:
(i) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may by order permit for the protection of the Fund shareholders.


    Shareholders of other JPMorgan Funds may be entitled to exchange their shares for, or reinvest distributions from their funds in, shares of the Fund at net asset value.

    EXCHANGE PRIVILEGE. Shareholders may exchange their shares in the Funds for shares of the same class in any other JPMorgan Fund that offers such share class. You may pay a sales charge if you exchange your Morgan Shares for other classes of shares. If you exchange Class B Shares of Prime Money Market Fund for Class B Shares of another JPMorgan Fund or Class C Shares of Prime Money Market Fund for Class C Shares of another JPMorgan Fund, you will not pay a deferred sales charge until you sell the shares of the other Fund. The amount of deferred sales charge will be based on when you bought the original shares, not when you made the exchange. JPMorgan Chase may discontinue this exchange privilege at any time. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may charge an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter. Under the Exchange Privilege, shares may be exchanged for shares of another fund only if shares of the fund exchanged into are registered in the state where the exchange is to be made. Shares of a Fund may only be exchanged into another fund if the account registrations are identical. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the other JPMorgan Funds or the exchange will be done at relative net asset value plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either fund for up to five business days if a fund determines that it would be disadvantaged by an immediate transfer of the proceeds.



    The Funds' distributor pays broker-dealers a commission of 4.00% of the offering price on sales of Class B shares and a commission of 1.00% of the offering price on sales of Class C shares. The distributor keeps the entire amount of any contingent deferred sales charge ("CDSC") the investor pays.



    The CDSC for Class B and Class C shares will be waived for certain exchanges and for redemptions in connection with a Fund's systematic withdrawal plan, subject to the conditions described in the Prospectus. In addition, subject to confirmation of a shareholder's status, the contingent deferred sales charge will be waived for: (i) a total or partial redemption made within one year of the shareholder's death or initial qualification for Social Security disability payments; (ii) a redemption in connection with a Minimum Required Distribution from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code or a mandatory distribution from a qualified plan;
(iii) redemptions made from an IRA, Keogh or custodial account under section 403(b) of the Internal Revenue Code through an established Systematic Redemption Plan; (iv) a redemption resulting from an over-contribution to an IRA;
(v) distributions from a qualified plan upon retirement; and (vi) an involuntary redemption of an account balance under $500. Up to 12% of the value of Class B shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established.


    The CDSC, however, will not be waived if a defined contribution plan redeems all of the shares that it owns on behalf of participants prior to the CDSC Period, as defined below.


    Class B Shares of the Prime Money Market Fund automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after a period of time specified below has elapsed since the date of purchase (the "CDSC Period"), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional
Class B shares attributable to the Class B shares then converting. The conversion of Class B shares purchased on or after May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase. The conversion of Class B Shares purchased prior to May 1, 1996, will be effected at the relative net asset values per share of the two classes on the first business day of the month following the seventh anniversary of the original purchase. If any exchanges of Class B shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period.


    A Fund may require signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to the Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A signature guarantee may be obtained from a bank, trust company, broker-dealer or other member of a national securities exchange. Please note that a notary public cannot provide a signature guarantee.

    The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

    Investors may incur a fee if they effect transactions through a broker or agent.

                           DISTRIBUTIONS; TAX MATTERS

    The following is only a summary of certain additional material tax considerations generally affecting the Funds and their shareholders that are not described in the respective Fund's Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in each Fund's Prospectus are not intended as substitutes for careful tax planning.

                QUALIFICATION AS A REGULATED INVESTMENT COMPANY


    Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Additionally, each Fund intends to remain qualified as a regulated investment company under Subchapter M of the Code. As a regulated investment company, each Fund is not subject to federal income tax on the portion of its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of the sum of its net investment income and its tax-exempt income (net of expenses allocable thereto) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below.



    In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income for each taxable year, from dividends, interest, certain payments with respect to stock or securities loans, gains from the sale or other disposition of stock, securities or foreign currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.



    In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and (2) no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.



    If a Fund engages in hedging or derivatives transactions involving, forward contracts, options and/ or futures contracts (including options, futures and forward contracts on foreign currencies) and short sales, such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of the Fund and defer recognition of certain of the Fund's losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Fund to "mark to market" certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the Distribution Requirement and avoid the 4% excise tax (described below). Each Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigage the effect of these rules.



    A Fund may make investments that produce income that is not matched by a corresponding cash distribution to the Fund, such as investments in obligations having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price) or securities having market discount (i.e., an amount equal to the excess of the stated redemption price of the security over the basis of such security immediately after it was acquired), if the Fund elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Fund and therefore would be subject to the Distribution Requirement. Because such income may not be matched by a corresponding cash distribution to a Fund, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount security, all or a portion of any deduction for any interest expense incurred to purchase or hold such a security may be deferred until such security is sold or otherwise disposed.


    If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current or accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

                   EXCISE TAX ON REGULATED INVESTMENT COMPANY


    A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year)(Tax-exempt interest on municipal obligations is not subject to the excise tax). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


    Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

                               FUND DISTRIBUTIONS

    Each Fund anticipates distributing substantially all of its net investment income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends received deduction for corporations.

    A Fund may either retain or distribute to shareholders its net capital gain for each taxable year. Each Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a "capital gain dividend", it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.


    Conversely, if a Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.



    The maximum rate of tax on long-term capital gains of individuals is generally 20% with respect to capital assets held for more than 12 months and 18% with respect to capital assets with holding period of more than 5 years beginning after December 31, 2000.


    Each Tax Free Fund intends to qualify to pay exempt-interest dividends by satisfying the requirement that at the close of each quarter of its taxable year at least 50% of the value of its total assets consists of tax-exempt municipal obligations. Distributions from a Tax Free Fund will constitute exempt-interest dividends to the extent of its tax-exempt interest income (net of expenses and amortized bond premium). Exempt-interest dividends distributed to shareholders of the Tax Free Funds are excluded from gross income for federal income tax purposes. However, shareholders required to file a federal income tax return will be required to report the receipt of exempt-interest dividends on their returns. Moreover, while exempt-interest dividends are excluded from gross income for federal income tax purposes, they may be subject to alternative minimum tax ("AMT") in certain circumstances and may have other collateral tax consequences as discussed below. Distributions by the Tax Free Funds of any investment company taxable income or of any net capital gain will be taxable to shareholders as discussed above.

    AMT is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. Exempt-interest dividends derived from certain "private activity" municipal obligations issued after August 7, 1986 will generally constitute an item of tax preference includable in AMTI for both corporate and noncorporate taxpayers. In addition, exempt-interest dividends derived from all municipal obligations, regardless of the date of issue, must be included in adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

    Exempt-interest dividends must be taken into account in computing the portion, if any, of social security or railroad retirement benefits that must be included in an individual shareholder's gross income and subject to federal income tax. Further, a shareholder of the Tax Free Funds is denied a deduction for interest on indebtedness incurred or continued to purchase or carry shares of the Fund. Moreover, a shareholder who is (or is related to) a "substantial user" of a facility financed by industrial development bonds held by the Tax Free Funds will likely be subject to tax on dividends paid by the Tax Free Funds which are derived from interest on such bonds. Receipt of exempt-interest dividends may result in other collateral federal income tax consequences to certain taxpayers, including financial institutions, property and casualty insurance companies and foreign corporations engaged in a trade or business in the United States. Prospective investors should consult their own tax advisers as to such consequences.

    Net investment income that may be received by certain of the Funds from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle any such Fund to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of any such Fund's assets to be invested in various countries is not known.

    Distributions by a Fund that do not constitute ordinary income dividends, exempt-interest dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

    Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.


    Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.



    A Fund will be required in certain cases to backup withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service ("IRS") for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other refunded or "exempt recipient." Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's federal income tax liability, provided the appropriate information is furnished to the IRS.


                          SALE OR REDEMPTION OF SHARES

    Each Money Market Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that a Money Market Fund will do this. In such a case, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares.


    For federal income tax purposes, the following Money Markets Funds had capital loss carryforwards for the fiscal year ended August 31, 2002 (amounts in thousands):



                                          CAPITAL LOSS       EXPIRES IN
FUND                                      CARRYFORWARDS         YEAR
----                                      -------------  -------------------
Treasury Plus Money Market Fund              $(234)        August 31, 2008
                                               (36)        August 31, 2009
                                             -----       -------------------
                                              (270)
California Tax Free Money Market Fund           (2)        August 31, 2004
                                                (1)        August 31, 2005
                                                (1)        August 31, 2006
                                             -----       -------------------
                                                (4)
Tax Free Money Market Fund                    (150)        August 31, 2003
                                                (1)        August 31, 2004
                                               (28)        August 31, 2006
                                              (257)        August 31, 2007
                                               (22)        August 31, 2008
                                              (199)        August 31, 2009
                                             -----       -------------------
                                              (657)



    To the extent that this capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.


                              FOREIGN SHAREHOLDERS


    Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.



    If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends paid to such foreign shareholder from net investment income will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, exempt-interest dividends, capital gain dividends and amounts retained by the Fund that are designated as undistributed capital gains.



    If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.



    In the case of foreign non-corporate shareholders, a Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.



    The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of foreign taxes. Transfers by gift of shares of a Fund by an individual foreign shareholder will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such a shareholder at his death will generally be includible in his gross estate for U.S. federal estate tax purposes, subject to any applicable estate tax treaty.


                          STATE AND LOCAL TAX MATTERS


    Depending on the residence of the shareholder for tax purposes, distributions may also be subject to state and local taxes. Most states provide that a regulated investment company ("RIC") may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities should be free from state and local income taxes to the extent that the interest income from such investments would have been exempt from state and local income taxes if such securities had been held directly by the respective shareholders themselves. Certain states, however, do not allow a RIC to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless the RIC holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund's investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. Shareholders' dividends attributable to a Fund's income from repurchase agreements generally are subject to state and local income taxes, although statutes and regulations vary in their treatment of such income. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of such Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities. Rules of state and local taxation of ordinary income dividends and capital gain dividends from RICs may differ from the rules for U.S. federal income taxation in other respects. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in a Fund.


                          EFFECT OF FUTURE LEGISLATION


    The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                                    TRUSTEES



    The names of the Trustees of the Funds, together with information regarding their date of birth ("DOB"), positions with the Funds, principal occupations and other board memberships and affiliations, are shown below. The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.



                                                                         NUMBER OF
                                                                       PORTFOLIOS IN
                                                                      FUND COMPLEX(1)
NAME (DOB); POSITIONS                   PRINCIPAL OCCUPATIONS           OVERSEEN BY          OTHER DIRECTORSHIPS HELD
WITH THE FUNDS (SINCE)                   DURING PAST 5 YEARS              TRUSTEE              OUTSIDE FUND COMPLEX
----------------------              ------------------------------  --------------------  ------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                Retired; Vice President &                75           None
  (12/04/1941); Trustee of Funds    Treasurer of Ingersoll-Rand
  since 1994.                       Company
Roland R. Eppley, Jr.               Retired                                  75           Trustee of Janel
  (04/01/1932); Trustee of Funds                                                          Hydraulics, Inc.
  since 1994.                                                                             (1993-Present)
Ann Maynard Gray                    Vice-President of Capital                75           Director of Duke Energy
  (08/22/1945); Trustee of Funds    Cities/ABC, Inc. (1986-1998);                         Corporation (1997-Present);
  since 2001.                       President of Diversified                              Director of Elan Corporation,
                                    Publishing Group (1991-1997)                          Plc (2001-Present); Director
                                                                                          of The Phoenix Companies
                                                                                          (2002)
Matthew Healey                      Retired; Chief Executive                 75           None
  (08/23/1937); Trustee of Funds    Officer of certain
  since 2001. President of the      J.P. Morgan Fund trusts
  Board of Trustees since 2001.     (1982-2001)
Fergus Reid, III                    Chairman & Chief Executive               75           Trustee of 16 Morgan Stanley
  (08/12/1932); Trustee of Funds    Officer of Lumelite                                   Funds (1995-Present)
  since 1994. Chairman of the       Corporation
  Board of Trustees since 2001.
James J. Schonbachler               Retired; Managing Director of            75           Director of Jonathans Landing
  (01/26/1943); Trustee of Funds    Bankers Trust Company                                 Golf Club, Inc.
  since 2001.                       (financial services)                                  (2001-Present)
                                    (1968-1998); Group Head and
                                    Director of Bankers Trust,
                                    A.G., Zurich and BT Brokerage
                                    Corp. (financial services)
Robert J. Higgins                   Retired; Fleet Boston                    75           Providian Financial Corp.-
  (10/09/1945); Trustee of Funds    Financial President- Consumer                         Director (2002-Present);
  since 2002.                       Banking and Investment                                Lincoln Center for Performing
                                    Services (1971-2002)                                  Arts Trustee (March
                                                                                          1999-Present); Rhode Island
                                                                                          School of Design-Trustee
                                                                                          (November 2001-Present)

INTERESTED TRUSTEE
Leonard M. Spalding, Jr.*           Retired; Chief Executive                 75           Director of Greenview Trust
  (07/20/1935); Trustee of Funds    Officer of Chase Mutual Funds                         Co.
  since 1998.                       (1989-1998); President & Chief
                                    Executive Officer of Vista
                                    Capital Management (investment
                                    management); Chief Investment
                                    Executive of Chase Manhattan
                                    Private Bank (investment
                                    management)



(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 10 investment companies.
  * Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.

    The Trustees decide upon general policies and are responsible for overseeing the Trust's business affairs. The Board of Trustees presently has Audit, Valuation, Investment, and Governance Committees. The members of the Audit Committee are Messrs. Armstrong (Chairman), Eppley and Reid and Ms. Gray. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the fiscal year ended August 31, 2002. The members of the Valuation Committee are Messrs. Healey (Chairman), Spalding, Schonbachler and Armstrong. The function of the Valuation Committee is to oversee the fair value of the Funds' portfolio securities as necessary. The Valuation Committee met once during the fiscal year ended August 31, 2002. The members of the Investment Committee are
Messrs. Spalding (Chairman) and Healey and Ms. Gray. The function of the Investment Committee is to oversee the Adviser's investment program. The Investment Committee met once during the fiscal year end August 31, 2002. The members of the Governance Committee are Messrs. Reid (Chairman), Schonbachler, Eppley and Armstrong. The function of the Governance Committee is to nominate trustees for the Board to consider and to address Trustee compensation issues. The Governance Committee will consider nominees recommended by shareholders but has no procedures currently in place for doing such. The Governance Committee met once during the fiscal year end August 31, 2002.



    The following table shows the dollar range of each Trustee's beneficial ownership as of December 31, 2001 in the Funds and each Trustee's aggregate ownership in any Funds that the Trustee oversees in the Family of Investment
Companies:


                                             OWNERSHIP OF PRIME                  OWNERSHIP OF FEDERAL
NAME OF TRUSTEE                               MONEY MARKET FUND                    MONEY MARKET FUND
---------------                      -----------------------------------  -----------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                                None                                 None
Roland E. Eppley, Jr.                               None                                 None
Ann Maynard Gray                              $10,001--$50,000                           None
Matt Healey                                         None                             Over $100,000
Robert J. Higgins                                   None                                 None
Fergus Reid, III                                    None                                 None
James J. Schonbachler                         $10,001--$50,000                           None
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.                            None                                 None

                                            OWNERSHIP OF TREASURY
NAME OF TRUSTEE                            PLUS MONEY MARKET FUND
---------------                      -----------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                                None
Roland E. Eppley, Jr.                               None
Ann Maynard Gray                                    None
Matt Healey                                         None
Robert J. Higgins                                   None
Fergus Reid, III                                    None
James J. Schonbachler                               None
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.                            None


                                                                                OWNERSHIP OF 100% U.S.
                                            OWNERSHIP OF TAX FREE                 TREASURY SECURITIES
NAME OF TRUSTEE                               MONEY MARKET FUND                    MONEY MARKET FUND
---------------                      -----------------------------------  -----------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                                None                             Over $100,000
Roland E. Eppley, Jr.                               None                                 None
Ann Maynard Gray                                    None                                 None
Matt Healey                                     Over $100,000                            None
Robert J. Higgins                                   None                                 None
Fergus Reid, III                                    None                                 None
James J. Schonbachler                               None                                 None
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.                            None                                 None

                                              OWNERSHIP OF U.S.
                                                 GOVERNMENT
NAME OF TRUSTEE                               MONEY MARKET FUND
---------------                      -----------------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                                None
Roland E. Eppley, Jr.                               None
Ann Maynard Gray                                    None
Matt Healey                                         None
Robert J. Higgins                                   None
Fergus Reid, III                                    None
James J. Schonbachler                               None
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.                            None






                                                                                    OWNERSHIP OF
                                                                                     CALIFORNIA           AGGREGATE OWNERSHIP
                                OWNERSHIP OF            OWNERSHIP OF NEW              TAX FREE             OF ALL REGISTERED
                               LIQUID ASSETS             YORK TAX FREE              MONEY MARKET          INVESTMENT COMPANIES
NAME OF TRUSTEE              MONEY MARKET FUND         MONEY MARKET FUND                FUND             OVERSEEN BY TRUSTEE(1)
---------------           ------------------------  ------------------------  ------------------------  ------------------------
INDEPENDENT TRUSTEES
William J. Armstrong                None                      None                      None                 Over $100,000
Roland E. Eppley, Jr.               None                      None                      None                 Over $100,000
Ann Maynard Gray                    None                      None                      None                $10,001--$50,000
Matt Healey                         None                      None                      None                 Over $100,000
Robert J. Higgins                   None                      None                      None                      None
Fergus Reid, III                    None                      None                      None                 Over $100,000
James J. Schonbachler               None                      None                      None               $50,000--$100,000
INTERESTED TRUSTEE
Leonard M. Spalding, Jr.            None                      None                      None                 Over $100,000

(1) A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Trustees serve includes 10 investment companies.

    As of December 31, 2001, none of the independent Trustees or their immediate family members owned securities of the Adviser or the Distributor or a person (other than a registered investment company) directly or indirectely controlling, controlled by or under common control with the Adviser or the Distributor.



    Each Trustee is currently paid an annual fee of $120,000 for serving as Trustee of the Funds and the JPMorgan Fund Complex. Each is reimbursed for expenses incurred in connection with service as a Trustee. For his services as Chairman of the Board of Trustees of the JPMorgan Fund Complex, Mr. Reid is paid an additional $130,000. For his services as President of the Board of Trustees of the JPMorgan Fund Complex, Mr. Healey is paid an additional $40,000. The Trustees may hold various other directorships unrelated to the JPMorgan Fund Complex.



    Trustee aggregate compensation paid by the Trust and the JPMorgan Fund Complex for the calendar year ended December 31, 2001 is set forth below:


            AGGREGATE TRUSTEE COMPENSATION PAID BY THE TRUST DURING 2001


                             100% U.S.  CALIFORNIA           NEW YORK
                             TREASURY    TAX FREE   FEDERAL  TAX FREE   PRIME
                             ---------  ----------  -------  --------  --------
  William J. Armstrong,
   Trustee                    $ 7,365      $122     $4,419    $2,962   $ 53,739
  Roland R. Eppley, Jr.,
   Trustee                      7,451       124      4,449     2,995     54,205
  Ann Maynard Gray, Trustee     2,338        40      2,199     1,005     23,436
  Matthew Healey, Trustee
   and President
   of the Board of
   Trustees (2)                 3,118        54      3,119     1,340     32,451
  Robert J. Higgins,
   Trustee                        N/A       N/A        N/A       N/A        N/A
  Fergus Reid, III, Trustee
   and Chairman
   of the Board of Trustees    17,018       283      9,767     6,819    120,816
  James J. Schonbachler,
   Trustee                      2,338        40      2,199     1,005     23,436
  Leonard M. Spalding, Jr.,
   Trustee *                      473         8        524       181      5,585



                                                                          PENSION OR
                                                                          RETIREMENT
                                                                           BENEFITS              TOTAL
                                                                           ACCRUED           COMPENSATION
                                     TREASURY     U.S.       LIQUID         BY THE             PAID FROM
                           TAX FREE    PLUS    GOVERNMENT    ASSETS    "FUND COMPLEX"**    "FUND COMPLEX"(1)
                           --------  --------  -----------  --------  ------------------  -------------------
William J. Armstrong,
  Trustee                   $4,204    $3,943     $11,346        N/A        $30,616             $106,500
Roland R. Eppley, Jr.,
 Trustee                     4,232     3,987      11,484        N/A         44,137              107,500
Ann Maynard Gray, Trustee    2,009     1,376       3,819        N/A            N/A              100,000
Matthew Healey, Trustee
 and President
 of the Board of
 Trustees (2)                2,858     1,896       5,092        N/A            N/A              116,665
Robert J. Higgins,
 Trustee                       N/A       N/A         N/A        N/A            N/A                  N/A
Fergus Reid, III, Trustee
 and Chairman
 of the Board of Trustees    9,312     9,009      26,175        N/A         85,527              240,415
James J. Schonbachler,
 Trustee                     2,009     1,376       3,819        N/A            N/A              100,000
Leonard M. Spalding, Jr.,
 Trustee *                     503       301         739        N/A         27,891              102,000



  * Mr. Spalding is deemed to be an "interested person" due to his ownership of J.P. Morgan Chase & Co. stock.
 ** On February 22, 2001, the Board of Trustees voted to terminate the Retirement Plan for Eligible Trustee.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 10 investment companies.
(2) Pierpont Group, Inc., which provided services to the former J.P. Morgan Family of Funds, paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $115,000, contributed $17,250 to a defined contribution plan on his behalf and paid $11,000 in insurance premiums for his benefit.




    The Trustees of the former Chase Vista Funds instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of the former Chase Vista Funds' adviser, administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the board of trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by the adviser of certain former Chase Vista Funds and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (1) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (2) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and in furtherance of this determination agreed to pay Trustees an amount equal, in the aggregate, to $10.95 million, of which $5.3 million had been previously accrued by the Covered Funds. The remaining $5.65 million was reimbursed by JPMorgan Chase Bank or one of its predecessors. Messrs. Armstrong, Eppley, Reid and Spalding received $1,027,673, $800,600, $2,249,437 and $463,798, respectively, in connection with the termination. Each eligible Trustee has elected to defer receipt of such amount pursuant to the Deferred Compensation Plan for Eligible Trustees.



    The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, the Adviser, the Administrator or Distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds as elected by the Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. Messrs. Armstrong, Eppley, Reid and Spalding are the only Trustees who have elected to defer compensation under such plan.


    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

                                    OFFICERS


    The Funds' executive officers (listed below), other than the officers who are employees of the Adviser or one of its affiliates, are provided and compensated by J.P. Morgan Fund Distributors, Inc., a subsidiary of The BISYS Group, Inc. The officers conduct and supervise the business operations of the Funds. The Funds have no employees. The officers hold office until a successor has been elected and duly qualified.



    The officers of the Funds, together with their DOB, information regarding their positions held with the Funds, principal occupations and other memberships and affiliations are shown below. The contact address for each of the officers is 522 Fifth Avenue, New York, NY 10036, unless otherwise noted.



            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
         THE FUNDS (SINCE)                DURING PAST 5 YEARS
-----------------------------------  ------------------------------
George Gatch (12/21/1962),           Managing Director, J.P. Morgan
President (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     J.P. Morgan Fleming's U.S.
                                     Mutual Funds and Financial
                                     Intermediaries Business
                                     ("FFI"); he has held numerous
                                     positions throughout the firm
                                     in business management,
                                     marketing and sales.

David Wezdenko (10/02/1963),         Managing Director, J.P. Morgan
Treasurer (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Operating Officer for FFI;
                                     since joining J.P. Morgan
                                     Chase in 1996, he has held
                                     numerous financial and
                                     operations related positions
                                     supporting the J.P. Morgan
                                     Chase pooling funds business.

Sharon Weinberg (6/15/1959),         Managing Director, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     Business and Product Strategy
                                     for FFI; since joining J.P.
                                     Morgan Chase in 1996, she has
                                     held numerous positions
                                     throughout the asset
                                     management business in mutual
                                     funds marketing, legal and
                                     product development.

Michael Moran (7/14/1969),           Vice President, J.P. Morgan
Vice President and Assistant         Investment Management Inc. and
Treasurer (2001)                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Chief
                                     Financial Officer of FFI.

Stephen Ungerman (6/02/1953),        Vice President, J.P. Morgan
Vice President and Assistant         Investment Management Inc. and
Treasurer (2001)                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Head of
                                     the Fund Service Group within
                                     Fund Administration; prior to
                                     joining J.P. Morgan Chase in
                                     2000, he held a number of
                                     senior management positions in
                                     Prudential Insurance Co. of
                                     America's asset management
                                     business, including Assistant
                                     General Counsel, Tax Director
                                     and Co-head of Fund
                                     Administration Department; Mr.
                                     Ungerman was also the
                                     Assistant Treasurer of all
                                     mutual funds managed by
                                     Prudential.

Judy R. Bartlett (5/29/1965),        Vice President and Assistant
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc., since
                                     September 2000; from August
                                     1998 through August 2000, she
                                     was an attorney at New York
                                     Life Insurance Company where
                                     she served as Assistant
                                     Secretary for the Mainstay
                                     Funds; from October 1995
                                     through July 1998, Ms.
                                     Bartlett was an associate at
                                     the law firm of Willkie
                                     Farr & Gallagher.

Joseph J. Bertini (11/04/1965),      Vice President and Assistant
Vice President and Assistant         General Counsel, J.P. Morgan
Secretary (2001)                     Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; prior
                                     to October of 1997, he was an
                                     attorney in the Mutual Fund
                                     Group at SunAmerica Asset
                                     Management Inc.

Paul M. DeRusso (12/03/1954),        Vice President, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.; Manager
                                     of the Budgeting and Expense
                                     Group of Funds Administration
                                     Group.

Lai Ming Fung (9/08/1974),           Associate, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Budgeting Analyst for the
                                     Budgeting and Expense Group of
                                     Funds Administration Group.

Mary Squires (1/08/1955),            Vice President, J.P. Morgan
Assistant Treasurer (2001)           Investment Management Inc. and
                                     J.P. Morgan Fleming Asset
                                     Management (USA) Inc.;
                                     Ms. Squires has held numerous
                                     financial and operations
                                     positions supporting the J.P.
                                     Morgan Chase organization
                                     complex.

            NAME (DOB),
        POSITIONS HELD WITH              PRINCIPAL OCCUPATIONS
         THE FUNDS (SINCE)                DURING PAST 5 YEARS
-----------------------------------  ------------------------------
Nimish S. Bhatt (06/06/1963),        Senior Vice President of Fund
Assistant Treasurer (2001)*          Administration and Financial
                                     Services of BISYS Investment
                                     Services, Inc. since November
                                     2000; various positions held
                                     within BISYS since 1996,
                                     including Vice President and
                                     Director of International
                                     Operation, Vice President of
                                     Financial Administration and
                                     Vice President of Tax.

Arthur A. Jensen (9/28/1966),        Vice President of Financial
Assistant Treasurer (2001)*          Services of BISYS Investment
                                     Services, Inc., since June
                                     2001; formerly Section Manager
                                     at Northern Trust Company and
                                     Accounting Supervisor at
                                     Allstate Insurance Company.

Martin R. Dean (11/27/1963),         Vice President of
Assistant Treasurer (2001)*          Administration Services of
                                     BISYS Investment Services,
                                     Inc.

Alaina Metz (04/07/1967),            Chief Administrative Officer
Assistant Secretary (2001)*          of BISYS Fund Services, Inc.;
                                     formerly, Supervisor of the
                                     Blue Sky Department of
                                     Alliance Capital Management
                                     L.P.

Lisa Hurley (05/29/1955),            Executive Vice President and
Assistant Secretary (2001)**         General Counsel of BISYS Fund
                                     Services, Inc.; formerly
                                     Counsel to Moore Capital
                                     Management and General Counsel
                                     to Global Asset Management and
                                     Northstar Investments
                                     Management.

Thomas J. Smith (06/24/1955),        Vice President, Head of
Vice President and Assistant         Compliance for J.P. Morgan
Secretary (2002)                     Chase & Co.'s asset management
                                     business in the Americas. An
                                     employee since 1996, he
                                     previously worked in the
                                     Investment Management-Risk
                                     Management/Compliance group
                                     for The Chase Manhattan
                                     Corporation.



  *  The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.
 **  The contact address for the officer is 90 Park Avenue, New York, NY 10016.




    As of December 10, 2002, the officers and Trustees as a group owned less than 1% of any class of shares of each Fund.


                                CODES OF ETHICS

    The Trust, the Adviser and the Distributor have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these codes permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. Such purchases, however, are subject to procedures reasonably necessary to prevent Access Persons from engaging in any unlawful conduct set forth in Rule 17j-1.

                                    ADVISER


    Pursuant to an Investment Advisory Agreement (the "Advisory Agreement"), JPMFAM (USA) acts as investment adviser of the Funds providing investment advice and supervision. The Adviser continuously provides investment programs and determines from time to time what securities shall be purchased, sold or exchanged and what portion of the Funds' assets shall be held uninvested. The Adviser to the Funds furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the investments and effecting portfolio transactions for the Funds. The Advisory Agreement for the Funds will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund's outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.


    Prior to February 28, 2001, The Chase Manhattan Bank was the adviser to the Funds. Chase Fleming Asset Management was the sub-adviser and handled the day to day management of the Funds.

    Under the Advisory Agreement the Adviser may utilize the specialized portfolio skills of all its various affiliates, thereby providing the Funds with greater opportunities and flexibility in accessing investment expertise.

    Pursuant to the terms of the Advisory Agreement, the Adviser is permitted to render services to others. Each Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on not more than 60 days', nor less than 30 days', written notice when authorized either by a majority vote of a Fund's shareholders or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days', nor less than 30 days', written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the respective Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.


    In the event the operating expenses of the Funds, including all investment advisory, administration and sub-administration fees, but excluding brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed the most restrictive expense limitation applicable to the Funds imposed by the securities law or regulations thereunder of any state in which the shares of the Funds are qualified for sale as such limitations may be raised or lowered from time to time, the adviser shall reduce its advisory fee (which fee is described below) to the extent of its share of such excess expenses. The amount of any such reduction to be borne by the adviser shall be deducted from the monthly advisory fee otherwise payable with respect to the Funds during such fiscal year; and if such amounts should exceed the monthly fee, the adviser shall pay to such Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.



    JPMFAM (USA), a wholly-owned subsidiary of JPMorgan Chase Bank, which is a wholly owned subsidiary of JPMorgan Chase, is registered with the Securities and Exchange Commission as an investment adviser. Also included among JPMFAM (USA) accounts are commingled trust funds and a broad spectrum of individual trust and investment management portfolios. These accounts have varying investment objectives. JPMFAM (USA) is located at 522 Fifth Avenue, New York, NY, 10036.


    In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from each Fund an investment advisory fee computed daily and paid monthly based on a rate equal to annual of 0.10% of a Fund's average daily net assets specified in the relevant Prospectuses. However, the Adviser may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.


    For the fiscal years ends indicated below, JPMFAM (USA) was paid or accrued the following investment advisory fees with respect to the following Funds, and voluntarily waived the amounts in parentheses following such fees with respect to each such period.



                                       8/31/00      8/31/01      8/31/02
                                     -----------  -----------  -----------
Prime Money Market Fund
  Paid or Accrued                    $10,632,595  $26,821,212  $59,806,000
  Waived                                       0            0   (5,867,000)
Federal Money Market Fund
  Paid or Accrued                      1,135,618    1,766,920    5,711,000
  Waived                                       0            0           (0)
Treasury Plus Money Market Fund
  Paid or Accrued                      2,714,066    2,583,023    4,225,000
  Waived                                       0            0           (0)
100% Treasury Securities Money
  Market Fund
  Paid or Accrued                      4,307,765    5,353,344    5,679,000
  Waived                                       0            0           (0)
U.S. Government Money Market Fund
  Paid or Accrued                      7,316,000    8,216,031    8,805,000
  Waived                                       0            0           (0)
Tax Free Money Market Fund
  Paid or Accrued                      1,565,165    1,842,375    7,441,000
  Waived                                       0            0           (0)
California Tax Free Money Market
  Fund
  Paid or Accrued                         63,246       88,914      146,000
  Waived                                 (43,687)           0           (0)
New York Tax Free Money Market
  Paid or Accrued                      1,664,099    2,136,302    2,349,000
  Waived                                       0            0           (0)
Liquid Assets Money Market Fund
  Paid or Accrued                            N/A          N/A      278,000
  Waived                                     N/A          N/A     (259,000)

                BOARD REVIEW OF INVESTMENT ADVISORY ARRANGEMENTS


    The Funds' Board of Trustees, including the Board members who are not "interested persons" (as defined in the 1940 Act) of any party to the advisory agreement or its affiliates, has approved the Advisory Agreement for each Fund.



    As part of its review of the investment advisory arrangements for the Funds, the Board of Trustees has requested that the Adviser prepare on a regular basis information regarding the performance of the Funds, their performance against the Funds' peers and benchmarks and analyses by the Adviser of the Funds' performance. The members of the Advisers' investment staff meet with the Board of Trustees to discuss this information and their intentions with regard to the management of the Funds. The Adviser also periodically provides comparative information regarding the Funds' expense ratios and those of the peer groups. In addition, in preparation for its annual approval meeting, the Board of Trustees requests and reviews, with the assistance of its legal counsel, materials from the Adviser regarding comparative fees, expenses, performance and profitability information pertaining to the relationship of the Adviser and the Funds.



    In approving the Advisory Agreement, the Board of Trustees of the Funds considered the nature, quality and scope of the operations and services provided by the Adviser to each Fund, including their knowledge of the Adviser's investment staff and executive personnel and the overall reputation and capabilities of the Adviser and its affiliates. The Board of Trustees also considered comparative fee information concerning other investment companies with similar investment objectives and policies. The Funds' Board of Trustees compared the terms of each Fund's advisory arrangements and similar arrangements by other investment companies, particularly with regard to levels of advisory fees relative to its peer group. The Board also examined the benefits to the Adviser and its affiliates of their relationship with each Fund. Specifically, the Board analyzed the benefits that accrued to the Adviser and its affiliates as a result of the fact that affiliates of the Adviser act as custodian, administrator and shareholder servicing agent for each Fund, and receive fees from each Fund for acting in such capacities. The Board of Trustees also analyzed the information provided by the Adviser regarding the profitability to the Adviser of its relationship with the Funds. Profitability information is not audited and represents the Adviser's determination of its and its affiliates revenues from the contractual services provided to the Funds, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Adviser. In addition, the Board compared overall expense ratios (both pre- and post-expense reimbursement by the Adviser) for each Fund relative to its peer group. The Board of Trustees also considered the performance of the Funds and the intention of the Adviser with regard to management of the Funds, including the commitment of the Adviser to provide high quality services to the Funds, whether there were any conditions likely to affect the ability of the Adviser to provide such services, and its ability to retain and attract qualified personnel to manage each Fund.


    In reaching their decision to approve the investment advisory contracts, the Board of Trustees did not identify any single factor as being of paramount importance. Based on its evaluation of the information reviewed and after due consideration, the Board of Trustees of each Fund concluded that the current advisory agreement enabled the Fund to obtain high-quality services at costs that it deemed appropriate and reasonable and that approval of the agreement was in the best interest of each Fund and its shareholders.

                                 ADMINISTRATOR


    Pursuant to an Administration Agreement (the "Administration Agreement"), JPMorgan Chase Bank serves as administrator of the Funds. JPMorgan Chase Bank provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties. JPMorgan Chase Bank in its capacity as administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.



    JPMorgan Chase Bank was formed on November 10, 2001 from the merger of The Chase Manhattan Bank and Morgan Guaranty Trust Company of New York.



    Under the Administration Agreement, JPMorgan Chase Bank is permitted to render administrative services to others. The Administration Agreement will continue in effect from year to year with respect to each Fund only if such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act), or by vote of a majority of such Fund's outstanding voting securities. The Administration Agreement is terminable without penalty by the Trust on behalf of each Fund on 60 days' written notice when authorized either by a majority vote of such Fund's shareholders or by vote of a majority of the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, or by JPMorgan Chase Bank on 60 days' written notice, and will automatically terminate in the event of its "assignment" (as defined in the 1940 Act). The Administration Agreement also provides that neither JPMorgan Chase Bank or its directors, officers, or employees shall be liable for any error of judgment or mistake of law for any act of omission in the administration of the Funds, except for willful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Administrative Agreement.



    In consideration of the services provided by JPMorgan Chase Bank pursuant to the Administration Agreement, JPMorgan Chase Bank receives from each Fund a fee computed daily and paid monthly at an annual rate equal to 0.10% of each Money Market Fund's average daily net assets of up to $100 billion on an annualized basis for the Fund's then-current fiscal year plus 0.05% of the average net assets over $100 billion. JPMorgan Chase Bank may voluntarily waive a portion of the fees payable to it with respect to each Fund on a month-to-month basis.



    JPMorgan Chase Bank may pay a portion of the fees it receives to BISYS Fund Services, L.P. for its services as the Funds' sub-administrator.



    For the fiscal year ends indicated below, JPMorgan Chase Bank, or its predecessor, was paid or accrued administration fees, and waived the amounts in parentheses, for the following Funds:



                                      8/31/00      8/31/01      8/31/02
                                     ----------  -----------  -----------
Prime Money Market Fund
  Paid or Accrued                    $5,316,298  $13,410,606  $59,033,000
  Waived                                     (0)          (0)  (9,237,000)
Federal Money Market Fund
  Paid or Accrued                       567,813      883,460    5,640,000
  Waived                                     (0)          (0)  (1,039,000)
Treasury Plus Money Market Fund
  Paid or Accrued                     1,357,033    1,291,511    4,182,000
  Waived                                     (0)          (0)  (1,660,000)
Tax Free Money Market Fund
  Paid or Accrued                       782,598      921,188    7,368,000
  Waived                                     (0)          (0)  (2,206,000)
100% Treasury Securities Money
  Market Fund
  Paid or Accrued                     2,153,883    2,676,672    5,616,000
  Waived                                     (0)          (0)  (1,103,000)
U.S. Government Money Market Fund
  Paid or Accrued                     3,658,256    4,108,016    8,698,000
  Waived                                     (0)          (0)  (4,152,000)
California Tax Free Money Market
  Fund
  Paid or Accrued                        31,622       44,457      144,000
  Waived                                     (0)          (0)     (67,000)

                                      8/31/00      8/31/01      8/31/02
                                     ----------  -----------  -----------
New York Tax Free Money Market Fund
  Paid or Accrued                       832,057    1,068,154    2,325,000
  Waived                                     (0)          (0)    (823,000)
Liquid Assets Money Market Fund
  Paid or Accrued                             0            0      278,000
  Waived                                     (0)          (0)    (278,000)


                               DISTRIBUTION PLAN


    The Trust has adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (a "Distribution Plan") on behalf of the Cash Management, Class B and Class C Shares of the Prime Money Market Fund, the Morgan Shares of the Money Market Funds (except the Prime Money Market Fund) and the Reserve Shares of the Prime Money Market Fund, Treasury Plus Money Market and New York Tax Free Money Market Fund, which provides that each of such classes shall pay for distribution services a distribution fee (the "Distribution Fee"), including payments to the Distributor, at annual rates of the amounts set forth in their respective Prospectuses. The Distributor may use all or any portion of such Distribution Fee to pay for Fund expenses of printing prospectuses and reports used for sales purposes, expenses of the preparation and printing of sales literature and other such distribution-related expenses. Promotional activities for the sale of each such class of shares of each Fund will be conducted generally by the JPMorgan Funds, and activities intended to promote one class of shares of a Fund may also benefit the Fund's other shares and other JPMorgan Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.



    Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions of 0.25% annualized of the average net asset value of the Class B Shares, 0.75% annualized of the average net asset value of the Class C Shares or 10% annualized of the average net asset value of the Morgan Shares of the Liquid Assets Money Market Fund maintained in a Fund by such broker-dealers' customers. With respect to Cash Management Shares of Prime Money Market Fund, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average net asset value. With respect to Reserve Shares of Prime Money Market Fund, Treasury Plus Money Market Fund and New York Tax Free Money Market Fund, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning the 13th month following the purchase of such shares. For other classes of shares, such commissions will generally be paid beginning at the time of initial purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. The Distributor will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because the Distributor will receive 0.75% of average daily net assets, the fee will take the Distributor several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements by which a distributor's payments are directly linked to its expenses). However, no class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of such Fund.



    The Institutional Shares, Premier Shares and Agency Shares of the Money Market Funds have no distribution plan.


    Each class of shares is entitled to exclusive voting rights with respect to matters concerning its Distribution Plan.

    The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees").

    The Distribution Plan requires that the Trust shall provide to the Board of Trustees, and the Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or, with respect to a particular Fund, by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to a Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place.


    For the fiscal year ended August 31, 2002, the Distributor was paid or accrued the following Distribution Fees and voluntarily waived through September 9, 2001 and then contractually thereafter, the amounts in parentheses following such fees with respect to the Shares of each Fund:



                                          PAID/ACCRUED    WAIVED
                                          ------------  -----------
Prime Money Market Fund
  B Shares                                 $  103,000            (0)
  C Shares                                      3,000            (0)
  Reserve Shares                              683,000            (0)
  Cash Management Shares                    1,028,000            (0)
Federal Money Market Fund
  Morgan Shares                               627,000            (0)
Treasury Plus Money Market Fund
  Morgan Shares                             1,303,000   $  (330,000)
  Reserve Shares                              595,000            (0)
Tax Free Money Market Fund
  Morgan Shares                               883,000      (233,000)
100% U.S. Treasury Securities Money
  Market Fund
  Morgan Shares                             4,068,000    (3,132,000)
California Tax Free Money Market Fund
  Morgan Shares                               146,000       (56,000)
New York Tax Free Money Market Fund
  Morgan Shares                             2,262,000    (1,477,000)
  Reserve Shares                              261,000       (72,000)
U.S. Government Money Market Fund
  Morgan Shares                             3,747,000    (1,617,000)
  Premier Shares                            1,117,000      (845,000)
Liquid Assets Money Market Fund
  Morgan Shares                                 6,000        (6,000)



    Expenses paid by the Distributor related to the distribution of Trust shares during the year ended August 31, 2002 were as follows:



Advertising and sales literature                    $2,004,000
Printing, production and mailing of prospectuses
  and shareholder reports to other than current
  shareholders                                        503,000
Compensation to dealers                               828,000
Compensation to sales personnel                        47,000
B share financing charges                             103,000
Equipment, supplies and other indirect
  distribution-related expenses                       562,000



    With respect to the Class B shares of the Funds, the Distribution Fee was paid to FEP Capital L.P. for acting as finance agent.

                                  DISTRIBUTOR

    J.P. Morgan Fund Distributors, Inc. (the "Distributor") serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for the Fund's shares. In that capacity, the Distributor has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and the Distributor. Under the terms of the Distribution Agreement between the Distributor and the Trust, dated April 11, 2001, the Distributor receives no compensation in its capacity as the Trust's distributor. The Distributor is a wholly-owned subsidiary of The BYSIS Group, Inc. The Distributor currently provides administration and distribution services for a number of other investment companies.


    The Distribution Agreement will continue in effect with respect to each Fund for a period of two years after execution and thereafter only if it is approved at least annually (i) by a vote of the holders of a majority of the Fund's outstanding shares or (ii) by a vote of a majority of the Trustees of the Trust and a vote of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees" and "Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, including a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a majority each Fund's outstanding shares, in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of the Distributor are located at 522 Fifth Avenue, New York, NY 10036.


    Under a prior Distribution and Sub Administration Agreement, dated
August 24, 1995, the Distributor also provided certain administration services. The table below sets forth for each Fund, the sub-administration fees paid or accrued to the Distributor, and voluntarily waived the amounts in parentheses under the previous arrangement for the fiscal years indicated:


FUND                                        8/31/00      8/31/01
----                                      -----------  -----------
Prime Money Market Fund
  Paid or Accrued                         $ 5,316,298  $13,410,606
  Waived                                     (103,182)  (2,682,121)
Federal Money Market Fund
  Paid or Accrued                             567,813      883,460
  Waived                                           (0)          (0)
Treasury Plus Money Market Fund
  Paid or Accrued                           1,357,033    1,291,511
  Waived                                   (1,085,630)  (1,033,209)
Tax Free Money Market Fund
  Paid or Accrued                             782,433      921,188
  Waived                                     (369,133)          (0)
100% Treasury Securities Money Market
  Fund
  Paid or Accrued                           2,153,883    2,676,672
  Waived                                   (1,723,113)  (1,812,442)
U.S. Government Money Market Fund
  Paid or Accrued                           3,658,256    4,108,016
  Waived                                     (186,083)  (3,985,921)
California Tax Free Money Market Fund
  Paid or Accrued                              31,622       44,457
  Waived                                           (0)      (3,651)
New York Tax Free Money Market Fund
  Paid or Accrued                             832,056    1,068,154
  Waived                                     (745,830)  (1,068,154)
Liquid Assets Money Market Fund
  Paid or Accrued                                   0            0
  Waived                                           (0)          (0)

                          SHAREHOLDER SERVICING AGENT



    The Trust has entered into a shareholder servicing agreement (a "Shareholder Servicing Agreement") with JPMorgan Chase Bank, the Shareholder Servicing Agent, to provide certain services including but not limited to the following: answer customer inquiries regarding account status and history, the manner in which purchases and redemptions of shares may be effected for the Funds as to which the Shareholder Servicing Agent is so acting and certain other matters pertaining to the Funds; assist shareholders in designating and changing dividend options, account designations and addresses; provide necessary personnel and facilities to establish and maintain shareholder accounts and records; assist in processing purchase and redemption transactions; arrange for the wiring of funds; transmit and receive funds in connection with customer orders to purchase or redeem shares; verify and guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts; furnish (either separately or on an integrated basis with other reports sent to a shareholder by the Shareholder Servicing Agent) quarterly and year-end statements and confirmations of purchases and redemptions; transmit, on behalf of the Funds, proxy statements, annual reports, updated prospectuses and other communications to shareholders of the Funds; receive, tabulate and transmit to the Funds proxies executed by shareholders with respect to meetings of shareholders of the Funds; and provide such other related services as the Funds or a shareholder may request. The Shareholder Servicing Agent may be required to register pursuant to state securities law. The Shareholder Servicing Agent may subcontract with other parties for the provision of shareholder support services.



    In consideration of the service provided by the Shareholder Servicing Agent pursuant to the Shareholder Servicing Agreement, the Shareholder Servicing Agent receives from a fee of 0.25% for the Class B Shares, Class C Shares, Premier Shares, Select Shares, Cash Management and Reserve Shares, a fee of 0.35% for the Morgan Shares and the Reserve Shares and a fee of 0.10% for the Institutional Shares and Agency Shares, expressed as a percentage of the average daily net asset values of Fund shares. The Shareholder Servicing Agent may voluntarily agree from time to time, to waive a portion of the fees payable to it under its Servicing Agreement with respect to the Funds on a month-to-month basis. For the fiscal year ends indicated, the Shareholder Servicing Agent earned fees and voluntarily waived through September 9, 2001, and then contractually thereafter, the amounts in parenthesis were as follows:



                                   8/31/00                   8/31/01                    8/31/02
                           ------------------------  ------------------------  -------------------------
                              PAID/                     PAID/                     PAID/
                             ACCRUED      WAIVED       ACCRUED      WAIVED       ACCRUED       WAIVED
                           -----------  -----------  -----------  -----------  -----------  ------------
Prime Money Market Fund
  Morgan Shares            $ 3,672,170  $  (181,026) $31,040,011  $        (0) $32,753,000  $         (0)
  Premier Shares             3,322,475     (496,433)   5,275,985     (486,419)  13,191,000       (40,000)
  Agency Shares              8,233,800   (5,797,649)  15,826,059   (8,839,377)  16,771,000    (6,708,000)
  B Shares                      54,111       (3,687)      35,936           (0)      34,000            (0)
  C Shares                       1,186           (0)         543           (0)       1,000            (0)
  Institutional Shares               0           (0)           0           (0)  26,797,000   (26,755,000)
  Reserve Shares                     0           (0)       5,576       (5,576)     683,000       (26,000)
  Select Shares                      0           (0)           0           (0)   2,778,000      (180,000)
  Cash Management Shares             0           (0)           0           (0)     514,000        (4,000)
Federal Money Market Fund
  Morgan Shares              1,995,816     (279,759)   2,229,626     (182,558)   2,195,000       (32,000)
  Premier Shares               698,787           (0)     728,127           (0)   4,332,000       (20,000)
  Agency Shares                285,881     (206,476)     838,492     (577,248)     887,000      (364,000)
  Reserve Shares                     0           (0)         493         (493)   2,464,000    (2,464,000)
Treasury Plus Money
  Market Fund
  Morgan Shares              5,266,231   (1,163,606)   4,851,482   (1,039,999)   4,561,000      (540,000)
  Premier Shares               844,514      (61,629)     722,274      (49,547)   2,211,000        (7,000)
  Agency Shares                871,627     (542,937)     907,975     (530,424)   1,288,000      (608,000)
  Institutional Shares               0           (0)           0           (0)     511,000      (511,000)
  Reserve Shares                     0           (0)           0           (0)     595,000       (12,000)

                                   8/31/00                   8/31/01                    8/31/02
                           ------------------------  ------------------------  -------------------------
                              PAID/                     PAID/                     PAID/
                             ACCRUED      WAIVED       ACCRUED      WAIVED       ACCRUED       WAIVED
                           -----------  -----------  -----------  -----------  -----------  ------------
Tax Free Money Market
  Fund
  Morgan Shares              2,950,422   (1,084,670)   3,223,644   (1,035,729)   3,090,000      (417,000)
  Premier Shares               338,669       (8,841)     269,358       (3,179)   6,899,000            (0)
  Agency Shares                586,427     (583,598)     813,591     (696,827)     967,000      (391,000)
  Institutional Shares               0           (0)           0           (0)   2,832,000    (2,820,000)
100% U.S. Treasury
  Securities Money Market
  Fund
  Morgan Shares             11,758,097   (1,161,740)  13,742,359           (0)  14,236,000            (0)
  Premier Shares               182,261           (0)     328,527           (0)     772,000            (0)
  Agency Shares                875,412     (467,360)   1,295,545     (710,616)   1,125,000      (596,000)
  Institutional Shares               0           (0)           0           (0)     178,000      (178,000)
California Tax Free Money
  Market Fund
  Morgan Shares                221,361     (136,507)     311,198     (188,037)     511,000      (187,000)
New York Tax Free Money
  Market Fund
  Morgan Shares              5,824,380           (0)   7,477,075           (0)   7,917,000            (0)
  Reserve Shares                     0           (0)           0           (0)     305,000            (0)
U.S. Government Money
  Market Fund
  Morgan Shares             12,460,320   (3,421,032)  13,786,362     (301,748)  13,115,000            (0)
  Premier Shares             2,803,517     (980,709)   2,874,269      (96,075)   2,791,000            (0)
  Agency Shares              2,634,986   (1,657,125)   3,127,363     (402,991)   3,484,000      (414,000)
  Institutional Shares               0           (0)           0           (0)     458,000      (344,000)
Liquid Assets Money
  Market Fund
  Morgan Shares                      0           (0)           0           (0) $    20,000  $     (3,000)
  Premier Shares                     0           (0)           0           (0)      18,000        (6,000)
  Agency Shares                      0           (0)           0           (0)      14,000       (12,000)
  Institutional Shares               0           (0)           0           (0)     251,000      (242,000)



   The Shareholder Servicing Agent may offer additional services to its customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, "sweep" programs, cash advances and redemption checks. The Shareholder Servicing Agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. The Shareholder Servicing Agent may (although it is not required by the Trust to do so) credit to the accounts of its customers from whom it is already receiving other fees amounts not exceeding such other fees or the fees for its services as the Shareholder Servicing Agent.



    For shareholders that bank with JPMorgan Chase Bank, JPMorgan Chase Bank may aggregate investments in the JPMorgan Funds with balances held in JPMorgan Chase Bank bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $250 to their customers that invest in the JPMorgan Funds.



                                 TRANSFER AGENT


    The Trust has also entered into a Transfer Agency Agreement with DST pursuant to which DST acts as transfer agent for the Trust. DST's address is 210 West 10th Street, Kansas City, MO 64105.

                                   CUSTODIAN



    Pursuant to a Custodian Agreement, The Bank of New York ("BONY") acts as the custodian of the assets of each Fund for which BONY receives such compensation as is from time to time agreed upon by the Trust and BONY. As custodian, BONY provides oversight and record keeping for the assets held in the portfolios of each Fund. BONY also provides fund accounting services for the income, expenses and shares outstanding for the Funds. BONY is located at One Wall Street, New York, NY 10286. Prior to September 7, 2001, The Chase Manhattan Bank was the Funds' custodian and fund accounting agent. For additional information, see the Prospectuses.


                            INDEPENDENT ACCOUNTANTS


    PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, provides the Fund with audit services, tax return preparation and assistance and consultation with respect to the preparation of filings with the SEC.


                           CERTAIN REGULATORY MATTERS


    JPMorgan Chase Bank and its affiliates may have deposit, loan and other commercial banking relationships with the issuers of securities purchased on behalf of any of the Funds, including outstanding loans to such issuers which may be repaid in whole or in part with the proceeds of securities so purchased. JPMorgan Chase Bank and its affiliates deal, trade and invest for their own accounts in U.S. government obligations, municipal obligations and commercial paper and are among the leading dealers of various types of U.S. government obligations and municipal obligations. JPMorgan Chase Bank and its affiliates may sell U.S. government obligations and municipal obligations to, and purchase them from, other investment companies sponsored by the Funds' distributor or affiliates of the distributor. JPMorgan Chase Bank will not invest any Fund assets in any U.S. government obligations, municipal obligations or commercial paper purchased from itself or any affiliate, although under certain circumstances such securities may be purchased from other members of an underwriting syndicate in which JPMorgan Chase Bank or an affiliate is a non-principal member. This restriction my limit the amount or type of U.S. government obligations, municipal obligations or commercial paper available to be purchased by any Fund. JPMorgan Chase Bank has informed the Funds that in making its investment decision, it does not obtain or use material inside information in the possession of any other division or department of JPMorgan Chase Bank, including the division that performs services for the Trust as custodian, or in the possession of any affiliate of JPMorgan Chase Bank. Shareholders of the Funds should be aware that, subject to applicable legal or regulatory restrictions, JPMorgan Chase Bank and its affiliates may exchange among themselves certain information about the shareholder and his account. Transactions with affiliated broker-dealers will only be executed on an agency basis in accordance with applicable federal regulations.


                                    EXPENSES


    In addition to the fees payable to the Adviser, Administrator and the Distributor under various agreements discussed under "Adviser," "Distributor," "Administrator," "Shareholder Servicing Agent" and "Distribution Plan" above, each Fund is responsible for usual and customary expenses associated with the Trust's operations. Such expenses include legal fees, accounting and audit expenses, insurance costs, the compensation and expenses of the Trustees, registration fees under federal securities laws, extraordinary expenses applicable to each Fund, transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, filing fees under state securities laws, applicable registration fees under foreign securities laws, custodian fees and brokerage expenses.



    JPMorgan Chase Bank has agreed that it will reimburse the Funds as described in the Prospectuses.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES


    As of 9/10/01, the Select Shares were renamed "Morgan Shares" and a new class called Select Shares was introduced. The Institutional Shares were being renamed "Agency Shares" and a new class of shares called Institutional Shares was also introduced on that date.



    The Trust currently consists of 9 series of shares of beneficial interest, par value $.001 per share. With respect to the Money Market Funds, the Trust may offer more than one class of shares. The Trust has reserved the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class. With respect to shares purchased through a Shareholder Servicing Agent and, in the event written proxy instructions are not received by a Fund or its designated agent prior to a shareholder meeting at which a proxy is to be voted and the shareholder does not attend the meeting in person, the Shareholder Servicing Agent for such shareholder will be authorized pursuant to an applicable agreement with the shareholder to vote the shareholder's outstanding shares in the same proportion as the votes cast by other Fund shareholders represented at the meeting in person or by proxy.



    The categories of investors that are eligible to purchase shares and minimum investment requirements may differ for each class of the Funds' shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-348-4782 or 1-800-766-7722 to obtain additional information about other classes of shares of the Funds that are offered. Any person entitled to receive compensation for selling or servicing shares of a Fund may receive different levels of compensation with respect to one class of shares over another.



    The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote. Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees. Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting. No material amendment may be made to the Trust's Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each series affected by the amendment. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board of Trustees recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series' or class' outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board of Trustees by written notice to the series' or class' shareholders. Unless each series and class is so terminated, the Trust will continue indefinitely.



    No certificates are issued for shares of the Funds.


    Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of the Trust property for any shareholder held personally liable for the obligations of the Trust. The Trust's Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.


    No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.


    The Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.


    The Trust's Declaration of Trust further provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust and that the Trustees will not be liable for any action or failure to act, errors of judgment or mistakes of fact or law, however, nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               PRINCIPAL HOLDERS


    As of December 10, 2002, the following persons owned of record 5% or more of the outstanding Shares of the Funds:



FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
PRIME MONEY MARKET FUND (MORGAN SHARES)   NATIONAL FINANCIAL SERV CORP                               8.01%
                                          200 LIBERTY ST FL 5
                                          NEW YORK NY 10281-5500
                                          CHASE MANHATTAN BANK                                       7.96%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          811 RUSK ST FL HCB340
                                          HOUSTON TX 77002-2805
                                          THE CHASE MANHATTAN BANK                                   5.69%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          KINGSLEY & CO/JPM ASSET SWEEP                              5.50%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS 2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
PRIME MONEY MARKET FUND (AGENCY SHARES)   CHASE MANHATTAN BANK N/A                                   44.03%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          THE CHASE MANHATTAN BANK                                   19.32%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK N/A                                   10.10%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          BROOKLYN NY 11245-0001

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
PRIME MONEY MARKET FUND (PREMIER SHARES)  KINGSLEY & CO/JPM ASSET SWEEP                              42.16%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          THE CHASE MANHATTAN BANK                                   19.60%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          HARE & CO                                                  14.91%
                                          C/O THE BANK OF NEW YORK
                                          ATTN STIF/MASTER NOTE
                                          HORACE HOPE
                                          ONE WALL STREET 2ND FL
                                          NEW YORK NY 10005-2501
PRIME MONEY MARKET FUND (CLASS C SHARES)  PRUDENTIAL SECURITIES INC.                                 23.90%
                                          FBO MRS RITA F SCHNEIDER
                                          3434 VANTAGE LN
                                          GLENVIEW IL 60025-1365
                                          DONALDSON LUFKIN JENRETTE                                  7.86%
                                          SECURITIES CORP INC
                                          PO BOX 2052
                                          JERSEY CITY NJ 07303-2052
                                          MARIA P SCARCELLO                                          5.17%
                                          502 S 11TH ST
                                          COLORADO SPGS CO 80905-1712
PRIME MONEY MARKET FUND (INSTITUTIONAL    THE CHASE MANHATTAN BANK                                   15.99%
  SHARES)                                 FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          HARE & CO                                                  10.47%
                                          C/O THE BANK OF NEW YORK
                                          ATTN STIF/MASTER NOTE
                                          HORACE HOPE
                                          ONE WALL STREET 2ND FL
                                          NEW YORK NY 10005-2501
                                          JPMIM AS AGENT FOR INSTITUTIONAL PRIME                     5.80%
                                          MONEY MARKET
                                          OFFSET OMNIBUS ACCOUNT
                                          ATTN: STEVE KOLAKOWSKI
                                          522 FIFTH AVE
                                          NEW YORK NY 10036-7601
PRIME MONEY MARKET FUND                   THE CHASE MANHATTAN BANK                                   55.62%
  (CASH MANAGEMENT SHARES)                FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          BANK OF NEW YORK AS AGENT FOR                              9.45%
                                          SIDNEY FRANK IMPORTING CO INC
                                          20 CEDAR ST
                                          NEW ROCHELLE NY 10801-5247

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
PRIME MONEY MARKET                        CHASE MANHATTAN BANK                                       27.97%
  (RESERVE SHARES)                        FBO IMA CUSTOMERS
                                          1985 MARCUS AVE FL 2
                                          NEW HYDE PARK NY 11042-1053
                                          THE CHASE MANHATTAN BANK                                   14.26%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          NORTH STAR TRUST COMPANY AS FIDUCIARY                      12.56%
                                          500 W MADISON ST STE 3800
                                          CHICAGO IL 60661-4592
                                          SOUTH TRUST BANK NA                                        11.81%
                                          ATTN CHAD MANNING/CASH MGMT
                                          200 WILDWOOD PKWY
                                          HOMEWOOD AL 35209-7154
                                          AIP JPMORGAN FUNDS OMNIBUS A/C                             8.76%
                                          C/O LIQUIDITY MGMT OPERATIONS
                                          ATTN MICHELE DIXON
                                          10420 HIGHLAND MANOR DRIVE-
                                          2ND FL
                                          TAMPA FL 33610-9128
                                          LYNSPEN & CO                                               8.04%
                                          ATTN MUTUAL FUNDS
                                          PO BOX 830804
                                          BIRMINGHAM AL 35283-0804
                                          CHASE MANHATTAN BANK                                       6.67%
                                          FBO IMA CUSTOMERS
                                          1985 MARCUS AVE FL 2
                                          NEW HYDE PARK NY 11042-1053
                                          ENRON ENERGY SERVICES INC                                  9.30%
                                          ATTN PAUL GARCIA
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          ENRON CORP                                                 9.23%
                                          ATTN JIM NEWGARD
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          ENRON POWER MARKETING INC DIP                              8.86%
                                          ATTN BETTY TAUZIER
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          CHASE MANHATTAN BANK                                       6.16%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          811 RUSK ST FL HCB340
                                          HOUSTON TX 77002-2805
                                          ITG INC                                                    5.22%
                                          ATTN ANGELO BULONE
                                          380 MADISON AVE
                                          NEW YORK NY 10017-2513

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND         CHASE MANHATTAN BANK N/A                                   51.74%
  (PREMIER SHARES)                        GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER-
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          THE CHASE MANHATTAN BANK                                   12.93%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK                                       6.76%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          811 RUSK ST FL HCB340
                                          HOUSTON TX 77002-2805
U.S. GOVERNMENT MONEY MARKET FUND         CHASE MANHATTAN BANK N/A                                   35.16%
  (AGENCY SHARES)                         GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          THE CHASE MANHATTAN BANK                                   31.61%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK N/A                                   12.88%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLOOR
                                          BROOKLYN NY 11245-0001

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND         THE CHASE MANHATTAN BANK                                   20.92%
  (MORGAN SHARES)                         FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          AIP JPMORGAN FUNDS OMNIBUS ACCT                            12.59%
                                          MONEY MARKET SWEEP
                                          ATTN MICHELLE DIXON
                                          THE CHASE MANHATTAN BANK NA
                                          4 CHASE METROTECH CTR FL 6
                                          BROOKLYN NY 11245-0005
                                          AIP JPMORGAN OMNIBUS ACCT                                  10.46%
                                          VISTA ACCOUNT SWEEP MMF FD 220
                                          C/O LIQUIDITY MGMT OPERATIONS
                                          ATTN MICHELE DIXON
                                          10420 HIGHLAND DR FL 2
                                          TAMPA FL 33610
                                          JPMORGAN CHASE                                             6.35%
                                          STIF UNIT
                                          ATTN JEANIE SCHNEIDER
                                          811 RUSK 18TH FLOOR HCB 340
                                          HOUSTON TX 77002-2805
                                          CHASE MANHATTAN BANK N/A                                   5.81%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METROTECH CTR FL 7
                                          BROOKLYN NY 11201-3858
TREASURY PLUS MONEY MARKET FUND (MORGAN   THE CHASE MANHATTAN BANK                                   23.66%
  SHARES)                                 FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          JPMORGAN CHASE                                             5.58%
                                          STIF UNIT
                                          ATTN JEANIE SCHNEIDER
                                          811 RUSK ST FL HCB340
                                          HOUSTON TX 77002-2805

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
TREASURY PLUS MONEY MARKET FUND (PREMIER  HARE & CO                                                  53.31%
  SHARES)                                 C/O THE BANK OF NEW YORK
                                          ATTN STIF/MASTER NOTE
                                          HORACE HOPE
                                          ONE WALL STREET 2ND FL
                                          NEW YORK NY 10005-2501
                                          CHASE MANHATTAN BANK N/A                                   10.05%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          THE CHASE MANHATTAN BANK                                   9.73%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          AMERICAN CENTURY SERVICES CORP                             7.03%
                                          A/C 9990201
                                          ATTN MIKE CAVLOVIC
                                          TRANSFER AGENCY ACCOUNTING
                                          PO BOX 410458
                                          KANSAS CITY MO 64141-0458
TREASURY PLUS MONEY MARKET FUND (AGENCY   CHASE MANHATTAN BANK N/A                                   57.36%
  SHARES)                                 GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          THE CHASE MANHATTAN BANK                                   18.14%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK N/A                                   5.85%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLOOR
                                          BROOKLYN NY 11245-0001
                                          1200 N FEDERAL HWY STE 205
                                          BOCA RATON FL 33432-2845
                                          WUSTHOF TRIDENT OF AMERICA INC.                            22.30%
                                          ENRICA STAEGER
                                          200 BRADY AVENUE
                                          PO BOX 448
                                          HAWTHORNE NY 10532-0448

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
TREASURY PLUS MONEY MARKET                ENRON ENERGY SERVICES INC                                  13.94%
  (INSTITUTIONAL SHARES)                  ATTN PAUL GARCIA
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          ENRON NORTH AMERICA CORP                                   12.54%
                                          DEBTOR IN POSSESSION
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          EDS PROPERTIES CORPORATION                                 12.48%
                                          ATTN TREASURY OPERATIONS
                                          5400 LEGACY DR # H1-3A-34
                                          PLANO TX 75024-3105
                                          THE ROBERTSON FOUNDATION                                   9.49%
                                          C/O TIGER MGMT CO.
                                          ATTN JULIE DEPPERSCHMIDT
                                          101 PARK AVE FL 48
                                          NEW YORK NY 10178-4799
                                          ENRON CORP                                                 7.02%
                                          ATTN JIM NEWGARD
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          ENRON POWER MARKETING INC DIP                              6.98%
                                          ATTN BETTY TAUZIER
                                          1400 SMITH ST
                                          HOUSTON TX 77002-7327
                                          HARE & CO                                                  5.94%
                                          C/O THE BANK OF NEW YORK
                                          ATTN STIF/MASTER NOTE
                                          HORACE HOPE
                                          ONE WALL STREET
                                          2ND FL
                                          NEW YORK NY 10005-2501
                                          MONROE & CO FBO WORLDPORT/ DENVER                          5.31%
                                          SERIES 2000A CONSTRUCTION FUND
                                          A/C 1000018603
                                          PO BOX 160
                                          WESTERVILLE OH 43086-0160
TREASURY PLUS MONEY MARKET FUND (RESERVE  CHASE MANHATTAN BANK                                       52.03%
  SHARES)                                 FBO IMA CUSTOMERS
                                          1985 MARCUS AVE FL 2
                                          NEW HYDE PARK NY 11042-1053
                                          BNY AS AGENT FOR LAVA TRADING INC                          8.89%
                                          95 MORTON ST
                                          NEW YORK NY 10014-3336
                                          AIP JPMORGAN FUNDS OMNIBUS A/C                             7.17%
                                          C/O LIQUIDITY MGMT OPERATIONS
                                          ATTN MICHELE DIXON
                                          10420 HIGHLAND MANOR DRIVE-
                                          2ND FL
                                          TAMPA FL 33610-9128

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
FEDERAL MONEY MARKET FUND (PREMIER        KINGSLEY & CO/JPM ASSET SWEEP                              79.19%
  SHARES)                                 FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          NATIONAL FINANCIAL SERV CORP                               5.87%
                                          FOR THE EXCL BEN OF OUR CUST
                                          CHURCH STREET STATION
                                          PO BOX 3752
                                          NEW YORK NY 10008-3752
FEDERAL MONEY MARKET FUND (AGENCY         JPMORGAN CHASE                                             53.54%
  SHARES)                                 STIF UNIT
                                          ATTN JEANIE SCHNEIDER
                                          811 RUSK 18TH FLOOR HCB 340
                                          HOUSTON TX 77002-2805
                                          KINGSLEY & CO/JPM ASSET SWEEP                              7.24%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          THE CHASE MANHATTAN BANK                                   5.67%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
FEDERAL MONEY MARKET (INSTITUTIONAL       KINGSLEY & CO/JPM ASSET SWEEP                              19.82%
  SHARES)                                 FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS 2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          CHASE MANHATTAN BANK                                       7.83%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          811 RUSK ST FL HCB340
                                          HOUSTON TX 77002-2805
                                          GLOBAL CARD HOLDINGS INC                                   7.19%
                                          ATTN CAROL ANN LEWIS PRESIDENT
                                          7979 EAST TUFTS AVE RM 150
                                          DENVER CO 80237-2843

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
100% U.S. TREASURY SECURITIES MONEY       MISSIONARIES OF CHARITY                                    22.00%
  MARKET FUND (INSTITUTIONAL SHARES)      335 E 145TH ST
                                          BRONX NY 10451-5899
                                          BROWN & CO SECURITIES CORP                                 21.37%
                                          ATTN JIM REDDY
                                          1 BEACON ST STE 18
                                          BOSTON MA 02108-3102
                                          MORGAN GUARANTY TRUST OF NEW YORK                          16.59%
                                          AGENT FOR FRANK BATTEN JR GRANTOR
                                          ANUITY TRUST
                                          ATTN SPRECIAL PRODUCTS 2/OPS 3
                                          500 STANTON CHRISTIANA RD
                                          NEWARK DE 19713-2107
                                          MORGAN GUARANTY TRUST COMPANY OF NY                        5.65%
                                          AS AGENT FOR THE JAMES H SIMONS
                                          TRUST #1
                                          ATTN: SPECIAL PRODUCTS 1/OPS3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
100% U.S. TREASURY SECURITIES MONEY       THE CHASE MANHATTAN BANK                                   58.95%
  MARKET FUND                             FBO VARIOUS TRUST
  (PREMIER SHARES)                        CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK                                       9.41%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
100% U.S. TREASURY SECURITIES MONEY       THE CHASE MANHATTAN BANK                                   15.71%
  MARKET FUND                             FBO VARIOUS TRUST
  (AGENCY SHARES)                         CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK N/A                                   14.43%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          MCKINSEY MASTER RETIREMENT TRUST                           5.01%
                                          485 MADISON AVENUE
                                          NEW YORK NY 10022-5803

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
100% U.S. TREASURY SECURITIES MONEY       THE CHASE MANHATTAN BANK                                   21.59%
  MARKET FUND                             FBO VARIOUS TRUST
  (MORGAN SHARES)                         CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          CHASE MANHATTAN BANK                                       17.02%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          1 CHASE MANHATTAN PLZ FL 16
                                          NEW YORK NY 10005-1401
TAX FREE MONEY MARKET FUND (MORGAN        JPMORGAN CHASE                                             27.33%
  SHARES)                                 STIF UNIT
                                          ATTN JEANIE SCHNEIDER
                                          811 RUSK 18TH FLOOR HCB 340
                                          HOUSTON TX 77002-2805
                                          OBIE & CO                                                  8.67%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
                                          NATIONAL FINANCIAL SERV CORP                               8.62%
                                          FOR THE EXCL BEN OF OUR CUST
                                          ATTN MIKE MCLAUGHLIN
                                          PO BOX 3752
                                          NEW YORK NY 10008-3752
                                          THE CHASE MANHATTAN BANK                                   8.19%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          ROSE ELECTRONICS                                           6.22%
                                          ATTN: DAVID RAHVAR OR
                                          PETER MACOUREK
                                          P.O. BOX 742571
                                          HOUSTON TX 77274-2571
TAX FREE MONEY MARKET FUND (PREMIER       KINGSLEY & CO/JPM ASSET SWEEP                              80.06%
  SHARES)                                 FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
TAX FREE MONEY MARKET FUND (AGENCY        JPMORGAN CHASE                                             21.96%
  SHARES)                                 STIF UNIT
                                          ATTN JEANIE SCHNEIDER
                                          811 RUSK ST FL HCB340
                                          HOUSTON TX 77002-2805
                                          KINGSLEY & CO/JPM ASSET SWEEP                              19.86%
                                          FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          CHASE MANHATTAN BANK N/A                                   14.28%
                                          GLOBAL INVESTOR SERVICES OMNIBUS AC
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLR
                                          BROOKLYN NY 11245-0001
                                          OBIE & CO                                                  9.68%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
TAX FREE INCOME FUND                      BALSA & CO                                                 79.14%
  (SELECT SHARES)                         REBATE ACCOUNT
                                          MUTUAL FUNDS UNIT 16 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
                                          PENLIN & CO                                                12.85%
                                          REBATE ACCOUNT
                                          C/O JPMORGAN CHASE BANK
                                          ATTN MUTUAL FUNDS
                                          PO BOX 31412
                                          ROCHESTER NY 14603-1412
TAX FREE MONEY MARKET FUND                KINGSLEY & CO/JPM ASSET SWEEP                              38.50%
  (INSTITUTIONAL SHARES)                  FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS 2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
CALIFORNIA TAX FREE MONEY MARKET FUND     KINGSLEY & CO/JPM ASSET SWEEP                              54.06%
  (MORGAN SHARES)                         FUND OMNIBUS ACCOUNT
                                          ATTN SPECIAL PRODUCTS
                                          2 OPS/3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          CHASE MANHATTAN BANK                                       9.74%
                                          CLIENT SERVICES DEPARTMENT
                                          ATTN CECILIA JOSEPH
                                          811 RUSK 18TH FLOOR HCB 340
                                          HOUSTON TX 77002-2805
                                          OBIE & CO                                                  5.99%
                                          CHASE BANK OF TEXAS
                                          ATTN STIF UNIT 18 HCB 340
                                          PO BOX 2558
                                          HOUSTON TX 77252-2558
                                          CHASE MANHATTAN BANK N/A                                   5.21%
                                          GLOBAL SEC SERVICES OMNIBUS
                                          ATTN DIANE ROUGIER
                                          3 CHASE METRO TECH CENTER
                                          7TH FLOOR
                                          BROOKLYN NY 11245-0001
                                          2375 CATOB ROAD
                                          HARBOR SPRINGS MI 49740-9380
LIQUID ASSETS MONEY MARKET FUND           JP MORGAN CHASE BANK AS AGENT FOR                          8.10%
  (INSTITUTIONAL SHARES)                  PAUL G ALLEN
                                          ATTN SPECIAL PRODUCTS
                                          500 STANTON CHRISTIANA RD
                                          1/OPS 3
                                          NEWARK DE 19713
                                          JP MORGAN CHASE BANK AS AGENT FOR                          6.45%
                                          ICO GLOBAL COMMUNICATIONS
                                          ATTN SPECIAL PRODUCTS
                                          500 STANTON CHRISTIANA RD
                                          1/OPS 3
                                          NEWARK DE 19713
                                          JPMORGAN CHASE BANK                                        5.81%
                                          LIPPER CONVERTIBLES LP
                                          ATTN: FUND OPERATIONS 3/OPS3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2105
                                          JP MORGAN SECURITIES LENDING ASSET                         5.77%
                                          MANAGEMENT
                                          ATTN ADAM BRINTON
                                          4 NEW YORK PLZ FL 18
                                          NEW YORK NY 10004-2413
                                          BEAR STEARNS SECURITIES CORP                               5.77%
                                          1 METROTECH CTR N
                                          BROOKLYN NY 11201-3870
                                          WATCHTOWER BIBLE & TRACT SOCIETY OF                        5.51%
                                          PENNSYLVANIA
                                          ATTN TREASURERS OFFICE DOMESTIC CASH
                                          MANAGEMENT
                                          25 COLUMBIA HTS
                                          BROOKLYN NY 11201-1300

FUND AND CLASS OF SHARES                      NAME AND ADDRESS OF SHAREHOLDER                   PERCENTAGE HELD
------------------------                  ----------------------------------------  ----------------------------------------
LIQUID ASSETS MONEY MARKET FUND (AGENCY   NEW YORK METHODIST HOSPITAL                                45.91%
  SHARES)                                 506 SIXTH STREET
                                          BROOKLYN NY 11215-3645
                                          CHASE MANHATTAN BANK N/A                                   17.75%
                                          GLOBAL INVESTOR SERVICES
                                          EOD OMNIBUS ACCOUNT
                                          ATTN DIANE ROUGIER
                                          3 CHASE METROTECH CTR # 7
                                          BROOKLYN NY 11245-0001
                                          JPMORGAN CHASE BANK                                        10.79%
                                          CHRISTINA L MATTIN
                                          ATTN: FUND OPERATIONS 3/OPS3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2105
                                          HARBORSIDE HEALTHCARE CORP                                 6.37%
                                          ATTN WAYNE CRAIG
                                          1 BEACON ST STE 1100
                                          BOSTON MA 02108-3107
                                          LINZER PRODUCTS CORP                                       5.10%
                                          ATTN LEN ZICHLIN
                                          248 WYANDANCH AVE
                                          WYANDANCH NY 11798
LIQUID ASSETS MONEY MARKET FUND (PREMIER  JPMORGAN TRUST CO, NA                                      22.79%
  SHARES)                                 BGP INVESTMENTS
                                          ATTN: FUND OPERATIONS 3/OPS3
                                          500 STANTON CHRISTIANA ROAD
                                          NEWARK DE 19713-2107
                                          THE CHASE MANHATTAN BANK                                   15.78%
                                          FBO VARIOUS TRUST
                                          CAPITAL MKTS FID SVCS
                                          ATTN LILY NICKERSON
                                          14201 DALLAS PKWY FL 12
                                          DALLAS TX 75254-2916
                                          FIRE SAFETY EDUCATION FUND                                 13.77%
                                          ATTN ROBERT L SCOTT
                                          9 METROTECH CTR
                                          BROOKLYN NY 11201-5431
                                          KEY FOOD STORES CO OPERATIVE INC                           13.21%
                                          ATTN RONALD PHILLIPS
                                          1200 SOUTH AVE STE 103
                                          STATEN ISLAND NY 10314-3413
                                          IRWIN SHAMAH                                               13.15%
                                          1954 E 5TH ST
                                          BROOKLYN NY 11223-2830

                              FINANCIAL STATEMENTS


    The Annual Report to Shareholders of each Fund including the reports of independent accountants, financial highlights and financial statements for the fiscal year ended August 31, 2002 filed on November 4, 2002 (Accession
No. 0000912057-02-040752) contained therein, are incorporated herein by reference.

                                   APPENDIX A


                       DESCRIPTION OF CERTAIN OBLIGATIONS
                    ISSUED OR GUARANTEED BY U.S. GOVERNMENT
                         AGENCIES OR INSTRUMENTALITIES



    FEDERAL FARM CREDIT SYSTEM NOTES AND BONDS--are bonds issued by a cooperatively owned nationwide system of banks and associations supervised by the Farm Credit Administration, an independent agency of the U.S. government. These bonds are not guaranteed by the U.S. government.



    MARITIME ADMINISTRATION BONDS--are bonds issued and provided by the Department of Transportation of the U.S. government and are guaranteed by the U.S. government.



    FNMA BONDS--are bonds guaranteed by the Federal National Mortgage Association. These bonds are not guaranteed by the U.S. government.



    FHA DEBENTURES--are debentures issued by the Federal Housing Administration of the U.S. government and are guaranteed by the U.S. government.



    FHA INSURED NOTES--are bonds issued by the Farmers Home Administration of the U.S. government and are guaranteed by the U.S. government.



    GNMA CERTIFICATES--are mortgage-backed securities which represent a partial ownership interest in a pool of mortgage loans issued by lenders such as mortgage bankers, commercial banks and savings and loan associations. Each mortgage loan included in the pool is either insured by the Federal Housing Administration or guaranteed by the Veterans Administration and therefore guaranteed by the U.S. government. As a consequence of the fees paid to GNMA and the issuer of GNMA Certificates, the coupon rate of interest of GNMA Certificates is lower than the interest paid on the VA-guaranteed or FHA-insured mortgages underlying the Certificates. The average life of a GNMA Certificate is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures may result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee. As the prepayment rate of individual mortgage pools will vary widely, it is not possible to accurately predict the average life of a particular issue of GNMA Certificates. The yield which will be earned on GNMA Certificates may vary form their coupon rates for the following reasons: (i) Certificates may be issued at a premium or discount, rather than at par; (ii) Certificates may trade in the secondary market at a premium or discount after issuance; (iii) interest is earned and compounded monthly which has the effect of raising the effective yield earned on the Certificates; and (iv) the actual yield of each Certificate is affected by the prepayment of mortgages included in the mortgage pool underlying the Certificates. Principal which is so prepaid will be reinvested, although possibly at a lower rate. In addition, prepayment of mortgages included in the mortgage pool underlying a GNMA Certificate purchased at a premium could result in a loss to a Fund. Due to the large amount of GNMA Certificates outstanding and active participation in the secondary market by securities dealers and investors, GNMA Certificates are highly liquid instruments. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market rates, the Certificate's coupon rate and the prepayment experience of the pool of mortgages backing each Certificate. If agency securities are purchased at a premium above principal, the premium is not guaranteed by the issuing agency and a decline in the market value to par may result in a loss of the premium, which may be particularly likely in the event of a prepayment. When and if available, U.S. government obligations may be purchased at a discount from face value.



    FHLMC CERTIFICATES AND FNMA CERTIFICATES--are mortgage-backed bonds issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association, respectively, and are guaranteed by the U.S. government.



    GSA PARTICIPATION CERTIFICATES--are participation certificates issued by the General Services Administration of the U.S. government and are guaranteed by the U.S. government.



    NEW COMMUNITIES DEBENTURES--are debentures issued in accordance with the provisions of Title IV of the Housing and Urban Development Act of 1968, as supplemented and extended by Title VII of the

Housing and Urban Development Act of 1970, the payment of which is guaranteed by the U.S. government.



    PUBLIC HOUSING BONDS--are bonds issued by public housing and urban renewal agencies in connection with programs administered by the Department of Housing and Urban Development of the U.S. government, the payment of which is secured by the U.S. government.



    PENN CENTRAL TRANSPORTATION CERTIFICATES--are certificates issued by Penn Central Transportation and guaranteed by the U.S. government.



    SBA DEBENTURES--are debentures fully guaranteed as to principal and interest by the Small Business Administration of the U.S. government.



    WASHINGTON METROPOLITAN AREA TRANSIT AUTHORITY BONDS--are bonds issued by the Washington Metropolitan Area Transit Authority. Some of the bonds issued prior to 1993 are guaranteed by the U.S. government.



    FHLMC BONDS--are bonds issued and guaranteed by the Federal Home Loan Mortgage Corporation. These bonds are not guaranteed by the U.S. government.



    FEDERAL HOME LOAN BANK NOTES AND BONDS--are notes and bonds issued by the Federal Home Loan Bank System and are not guaranteed by the U.S. government.



    STUDENT LOAN MARKETING ASSOCIATION ("SALLIE MAE") NOTES AND BONDS--are notes and bonds issued by the Student Loan Marketing Association and are not guaranteed by the U.S. government.



    D.C. ARMORY BOARD BONDS--are bonds issued by the District of Columbia Armory Board and are guaranteed by the U.S. government.



    EXPORT-IMPORT BANK CERTIFICATES--are certificates of beneficial interest and participation certificates issued and guaranteed by the Export-Import Bank of the U.S. and are guaranteed by the U.S. government.



    In the case of securities not backed by the "full faith and credit" of the U.S. government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. government itself in the event the agency or instrumentality does not meet its commitments.



    Investments may also be made in obligations of U.S. government agencies or instrumentalities other than those listed above.

                                   APPENDIX B

                            DESCRIPTION OF RATINGS*

    The ratings of Moody's and Standard & Poor's represent their opinions as to the quality of various Municipal Obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield.

           DESCRIPTION OF MOODY'S FOUR HIGHEST MUNICIPAL BOND RATINGS

    Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   DESCRIPTION OF MOODY'S THREE HIGHEST RATINGS OF STATE AND MUNICIPAL NOTES

    Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade ("MIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run. A short-term rating may also be assigned on an issue having a demand feature-variable rate demand obligation or commercial paper programs; such ratings will be designated as "VMIG." Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Symbols used are as follows:

    MIG-1/VMIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

    MIG-2/VMIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

    MIG-3/VMIG-3--Notes bearing this designation are of favorable quality, where all security elements are accounted for but there is lacking the undeniable strength of the preceding grade, liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

* As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

      DESCRIPTION OF STANDARD & POOR'S FOUR HIGHEST MUNICIPAL BOND RATINGS

    AAA--Bonds rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    AA--Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

    A--Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

   DESCRIPTION OF STANDARD & POOR'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT
                                  DEMAND BONDS

    A Standard & Poor's note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

    - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).
    - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

    SP-2--Satisfactory capacity to pay principal and interest.

    SP-3--Speculative capacity to pay principal and interest.

    Standard & Poor's assigns "dual" ratings to all long-term debt issues that have as part of their provisions a demand or double feature.

    The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/B-1+"). For the newer "demand notes," S&P's note rating symbols, combined with the commercial paper symbols, are used (for example, "SP-1+/A-1+").

     DESCRIPTION OF STANDARD & POOR'S TWO HIGHEST COMMERCIAL PAPER RATINGS

    A Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    B-1--This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

    A-2--Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

          DESCRIPTION OF MOODY'S TWO HIGHEST COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:
Prime-1, Prime-2 and Prime-3.

    Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:
(1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

    Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

 DESCRIPTION OF FITCH'S RATINGS OF MUNICIPAL NOTES AND TAX-EXEMPT DEMAND BONDS

MUNICIPAL BOND RATINGS

    The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issuer, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's financial strength and credit quality.

    AAA--Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

    AA--Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1.

    A--Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstance than bonds with higher ratings.

    BBB--Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse consequences on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

    Plus and minus signs are used by Fitch to indicate the relative position of credit within a rating category. Plus and minus signs, however, are not used in the AAA category.

SHORT-TERM RATINGS

    Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

    Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

    F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

    F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

    F-2--Good Credit Quality. Issues carrying this rating have satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

    F-3--Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, although near-term adverse changes could cause these securities to be rated below investment grade.

                                   APPENDIX C



       ADDITIONAL INFORMATION CONCERNING CALIFORNIA MUNICIPAL SECURITIES



    The following information is a summary of special factors affecting investments in California Municipal Securities. It does not purport to be a complete description and is based on information drawn from the Official Statement issued by the State of California (the "State") for its public bond issue on October 9, 2002. For a copy of the complete Official Statement, you may call the California State Treasurer's Office at (800) 900-3873, and for a list of available Official Statements, you may visit http://www.treasurer.ca.gov/Bonds/os.htm. While the Fund has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.



                  RECENT DEVELOPMENTS REGARDING STATE FINANCES



    Since early 2001 the State has faced severe financial challenges, which may continue for several years. The State has experienced an economic recession in 2001 and a sluggish recovery in 2002 (with greatest impacts in the high technology, internet, and telecommunications sectors, especially in Northern California); weakened exports; and most particularly, large stock market declines (with attendant declines in stock option values and capital gains realizations). These adverse fiscal and economic factors have resulted in a serious erosion of General Fund tax revenues. The three largest General Fund tax sources (personal income, sales and use, and corporate taxes) totaled $72.8 billion in fiscal year 2000-01, were an estimated $61.1 billion in 2001-02, and are projected to be $67.9 billion in 2002-03. The bulk of the revenue declines were from personal income taxes, principally from reduced capital gains realizations and stock option income.



    This dramatic revenue drop resulted in an estimated $23.6 billion shortfall between State revenues and anticipated spending demands for the 2001-02 and 2002-03 fiscal years. Because of disagreement among the Administration and certain legislators over the means to bridge this gap, the 2002 Budget Act ("2002-03 Budget") was not adopted with the required 2/3 approval in both houses and enacted until September 5, 2002. The shortfall was ultimately closed with a combination of expenditure reductions, revenue enhancements, and extensive use of one-time budgetary actions, such as fund transfers and loans, expenditure deferrals, fund shifts and other actions. Since the release of the cash flow statements prepared in June 2002, based on the revenue projections in May 2002, actual revenue receipts reported by the State Controller's Office for the three major revenue sources (personal income tax, sales tax and corporation tax) for the months of June through September 2002, have been approximately $948 million below projections.



    The Legislative Analyst (who is employed by the State and who provides reports on State finances, among other subjects), fiscal experts and political leaders in the State acknowledge that the 2002 Budget left a large gap between the expected level of tax and other continuing revenues and projected expenditures under current programs for future years, referred to as a "structural deficit." The Legislative Analyst has estimated the structural deficit for the 2003-04 fiscal year to be in the range of at least $10 billion, with similar deficits for several further years, absent corrective action. Actions to resolve the structural deficit in the future will be much more challenging because many one-time techniques used in the 2002 Budget cannot be replicated. In August 2002, the Governor directed State agencies to propose plans to permanently reduce expenditures by 20% in fiscal year 2003-04.



    Coinciding with the sharp drop in State revenues, the State has had to borrow substantial amounts from the public capital markets to ensure sufficient cash resources are available. These cash management borrowings have been increased in size because in early 2001, the State General Fund loaned $6.2 billion to the State Department of Water Resources ("DWR") to fund energy purchases. This loan must be repaid, with interest, from the issuance of power revenue bonds by the DWR, which has not yet occurred. To fund its cash flow needs in the 2001-02 fiscal year, the State sold $5.7 billion of revenue anticipation notes ("RANs"). With the inability to repay the energy loans before June 2002, when the RANs matured, the State Controller issued $7.5 billion of revenue anticipation warrants ("RAWs"), a form of cash flow borrowing, in June 2002, to ensure the State would have sufficient cash resources to pay its obligations in the first few months of the 2002-03 fiscal year.

    The State expects to issue up to $12.5 billion of RANs to fund cash flow requirements in 2002-03, including repayment of the outstanding RAWs. If State revenues fall significantly below projections, or the DWR power revenue bonds or tobacco securitization bonds are not sold during the current fiscal year, the State may have to issue additional RAWs to meet its cash obligations. At this time, it is anticipated that the DWR power revenue bonds will be sold before the end of 2002 and that the tobacco bonds will be sold in early 2003.



                               STATE INDEBTEDNESS



                                    GENERAL



    The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper notes, lease-purchase debt and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.



                          CAPITAL FACILITIES FINANCING



    GENERAL OBLIGATION BONDS The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.



    As of September 1, 2002, the State had outstanding $25,186,602,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $11,437,499,000 of long-term general obligation bonds. This latter figure consists of $4,915,300,000 of authorized commercial paper notes, described below (of which $845,600,000 was outstanding), which had not yet been refunded by general obligation bonds, and $6,522,199,000 of other authorized but unissued general obligation debt.



    The General Obligation Bond Law permits the State to issue as variable rate indebtedness up to 20 percent of the aggregate amount of long-term general obligation bonds outstanding. As of September 1, 2002, there was no variable rate indebtedness outstanding; however, the State plans to issue such indebtedness in the future.



    The amount of new money long-term bonds to be issued over the next several years will depend on voter actions, but is expected to be in the range of at least $2.5 to 3 billion per year. The Treasurer also plans to issue about $900 million of refunding bonds in fiscal year 2003-4 as part of a debt restructuring plan. A total of $18.6 billion of new bond authorizations will be on the November 5, 2002 election ballot. The Legislature has also approved another $22 billion of bond authorizations to be placed on the ballot in 2004. Additional bond proposals may also be added in 2004.



    COMMERCIAL PAPER PROGRAM Pursuant to legislation enacted in 1995, voter approved general obligation indebtedness may be issued either as long-term bonds, or, for some but not all bond acts, as commercial paper notes. Commercial paper notes may be renewed or may be refunded by the issuance of long-term bonds. The State issues long-term general obligation bonds form time to time to retire its general obligation commercial paper notes. Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. Commercial paper notes are deemed issued upon authorization by the respective finance committees, whether or not such notes are actually issued. As of September 1, 2002, the finance committees had authorized the issuance of up to $4,915,300,000 of commercial paper notes; as of the date $845,600,000 aggregate principal amount of general obligation commercial paper notes was outstanding.



    LEASE-PURCHASE DEBT In addition to general obligation bonds, the State builds and acquires capital facilities thought the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as officer buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-purchase bonds. In some cases, there is not a separate bond issue, but a trustee directly creates certificates of participation in the State's lease obligation, which are marketed to investors. Under applicable court decisions, such lease arrangements do not constitute the creation of "indebtedness" within the meaning of the Constitutional provisions which require voter approval. For purposes of this section, "lease-purchase debt" or "lease-purchase financing" means principally bonds or certificates of a participation for capital facilities where the rental payments provided the securities are a direct or indirect charge against the General Fund and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. Certain of the lease-purchase financings are supported by special funds rather than the General Fund. The State had $6,293,779,163 General Fund-supported lease-purchase debt outstanding as of September 1, 2002. The State Public Works Board, which is authorized to sell lease revue bonds, had $4,098,699,000 authorized and unissued as of September 1, 2002. In addition, as of that date certain powers authorities were authorized to issue approximately $81,000,000 of revenue bonds to be secured by State leases.



    NON-RECOURSE DEBT Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $30,481,506,923 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2002.



                              CASH FLOW BORROWINGS



    The State issued $5.7 billion of 2001-02 Revenue Anticipation Notes (the "2001 RANs") on October 4, 2002, that matured on June 28, 2002. Revenue Anticipation Notes are payable from any "Unapplied Money" in the General Fund of the State of the maturity date, subject to the prior application of such money to support the public school system and public institutions of higher education, to pay debt service on State general obligation bonds and commercial paper notes, and to reimburse other State special funds, to the extent required by law, for internal borrowings. See "State Finances" below.



    To provide additional cash resources necessary to pay the State's obligations at the end of June, 2002 and into the first few months of the 2002-03 fiscal year, the State Controller issues $7.5 billion of revenue anticipation warrants. The State expects to issue up to $12.5 billion of 2002-2003 Revenue Application Notes ("2002 RANs") in October and November 2002, to partially fund its cash flow needs in the 2002-3 fiscal year, including repayment of the 2002 revenue anticipation warrants.



    The Department of Finance's cash flow projections are based upon estimates made for the May Revision of the Governor's Budget, released on May 14, 2002. Revenues and expenditures for July through September, 2002 are actual results. While the revenue estimates for the remaining months were adjusted for various revenue enhancements adopted as part of the 2002 Budget Act, they have not otherwise been updated since the May revision. The cash flow projections predict that the General Fund can repay the 2002 RANs by June 30, 2003 and still have remaining available, unused borrowable resources of $6.8 billion. The cash flow projections assume that the General Fund will, during the fiscal year, receive $6.6 billion (presently expected in November, 2002) as repayment of energy loans from proceeds of the sale of DWR power revenue bonds, and $4.5 billion (presently expected in two equal installments, in February and April 2003) from sale of future receipts of tobacco litigation settlement payments. If these assumptions or projections are not met, and the General Fund has insufficient resources to pay the 2002 RANs, the State Controller is authorized to issue additional revenue anticipation warrants, and the State has covenanted in its Resolution for issuance of the 2002 RANs to use its best efforts to issue such warrants if necessary.



    The Controller released projected cash flow statements for the 2002-03 Fiscal Year on September 24, 2002, in connection with issuing a demand for the 2002 RANs. The Controller projected revenues about $3.2 billion lower, and expenditures about $1.6 billion higher, than are shown in the Department of Finance's cash flow estimates. The variances occur mostly in the second half of the fiscal year. The Controller's expenditure estimate reflects the possibility that some of the expenditure reductions included in the 2002 Budget Act may not be realized. The Controller's cash flow projections estimate unused borrowable resources as of June 30, 2003 of about $2.0 billion.



                                 STATE FINANCES



                               THE BUDGET PROCESS



    The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.



    The annual budget is proposed by the Governor by January 10 of each year for the next fiscal year (the "Governor's Budget"). Under State law, the annual proposed Governor's Budget cannot provide for projected expenditures in excess of projected revenues and balances available from prior fiscal years. Following the submission of the Governor's Budget, the Legislature takes up the proposal.



    Under the State Constitution, money may be drawn from the Treasury only through an appropriation made by law. The primary source of the annual expenditure authorizations is the Budget Act as approved by the Legislature and signed by the Governor. The Budget Act must be approved by a two-thirds majority vote of each House of the Legislature. The Governor may reduce or eliminate specific line items in the Budget Act or any other appropriations bill without vetoing the entire bill. Such individual line-item vetoes are subject to override by a two-thirds majority vote of each House of the Legislature.



    Appropriations also may be included in legislation other than the Budget Act. Bills containing appropriations (except for K-12 and community college (together, "K-14") education) must be approved by a two-thirds majority vote in each House of the Legislature and be signed by the Governor. Bills containing K-14 education appropriations only require a simple majority vote. Continuing appropriations, available without regard to fiscal year, also may be provided by statute or the State Constitution. There is litigation pending concerning the validity of such continuing appropriations.



    Funds necessary to meet an appropriation need not be in the State Treasury at the time such appropriation is enacted; revenues may be appropriated in anticipation of their receipt.



                                THE GENERAL FUND



    The moneys of the State are segregated into the General Fund and over 900 special funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of State moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

                  THE SPECIAL FUND FOR ECONOMIC UNCERTAINTIES



    The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund. At the end of each fiscal year, the Controller is required to transfer from the SFEU to the General Fund any amount necessary to eliminate any deficit in the General Fund.



                             INTER-FUND BORROWINGS



    Inter-fund borrowing is used to meet temporary imbalances of receipts and disbursements in the General Fund. As of August 31, 2002, the General Fund had $2.524 billion outstanding loans from the SFEU, and $6.683 billion outstanding loans from General Fund special accounts or other special funds.



    At the November 1998 election, voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual budget act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made, the proposition is not expected to have any adverse impact on the State's cash flow.



                                 STATE WARRANTS



    No money may be drawn from the State Treasury except upon a warrant duly issued by the State Controller. The State Controller is obligated to draw every warrant on the fund out of which it is payable for the payment of money directed by State law to be paid out of the State Treasury; however, a warrant may not be drawn unless authorized by law and unless unexhausted specific appropriations provided by law are available to meet it. State law provides two methods for the State Controller to respond if the General Fund has insufficient "Unapplied Money" available to pay a warrant when it is drawn, referred to generally as "registered warrants" and "reimbursement warrants." "Unapplied Money" consists of money in the General Fund for which outstanding warrants have not already been drawn and which would remain in the General Fund if all outstanding warrants previously drawn and then due were paid. Unapplied Money may include moneys transferred to the General Fund from the SFEU and internal borrowings from the Special Funds (to the extent permitted by law).



    If a warrant is drawn on the General Fund for an amount in excess of the amount of Unapplied Money in the General Fund, after deducting from such Unapplied Money the amount, as estimated by the State Controller, required by law to be set apart for obligations having priority over obligations to which such warrant is applicable, the warrant must be registered by the State Treasurer on the reverse side as not paid because of the shortage of funds in the General Fund. The State Controller then delivers such a "registered warrant" to persons or entities (e.g., suppliers and local governments) otherwise entitled to receive payments from the State. A registered warrant bears interest at a rate designated by the PMIB up to a maximum of 5 percent per annum. Registered warrants have no fixed maturity date, but are redeemed when the Controller, with the approval of the PMIB, determines there would be sufficient Unapplied Money in the General Fund. The State Controller notifies the State Treasurer, who publishes a notice that the warrants in question are payable.



    In lieu of issuing individual registered warrants to numerous creditors, there is an alternative procedure through which the State may borrow money to meet its cash flow requirements. Under this procedure, the Governor, upon request of the State Controller, may create a General Cash Revolving Fund in the State Treasury which may borrow from other State special funds to meet payments authorized by law. The State Controller may then issue "reimbursement warrants" to public investors at competitive bid to reimburse the General Cash Revolving Fund, thereby increasing cash resources for the General Fund to cover required payments. The General Cash Revolving Fund is created solely to facilitate the issuance of registered reimbursement warrants. Reimbursement warrants have a fixed maturity date, which may be in a fiscal year following the year in which they are issued, and must be paid by the State Treasurer on their maturity date from any Unapplied Money in the General Fund and available therefore. In the past two decades, reimbursement warrants have been the preferred method for the State Controller to increase cash resources, because reimbursement warrants are a more efficient method of raising funds, and because recent court decisions have limited to some extent the types of payments for which registered warrants may be used.



    The State issued reimbursement warrants on several occasions in order to meet its cash needs during the period 1992-1994, when State revenues were severely reduced because of an economic recession. Additional reimbursement warrants were issued in June 2002.



                              INVESTMENT OF FUNDS



    Moneys on deposit in the State's Centralized Treasury System are invested by the Treasurer in the Pooled Money Investment Account (the "PMIA"). As of
August 31, 2002, the PMIA held approximately $26.6 billion of State moneys, and $19.9 billion of moneys invested for about 3,039 local government entities through the Local Agency Investment Fund ("LAIF").



    The State's treasury operations are managed in compliance with the California Government Code and according to a statement of investment policy which sets forth permitted investment vehicles, liquidity parameters and maximum maturity of investments. The PMIA operates with the oversight of the PMIB (consisting of the State Treasurer, the State Controller and the Director of Finance). The LAIF portion of the PMIA operates with the oversight of the Local Agency Investment Advisory Board (consisting of the State Treasurer and four other appointed members).



    The Treasurer does not invest in leveraged products or inverse floating rate securities. The investment policy permits the use of reverse repurchase agreements subject to limits of no more than 10 percent of the PMIA. All reverse repurchase agreements are cash matched either to the maturity of the reinvestment or an adequately positive cash flow date which is approximate to the maturity of the reinvestment. The PMIA does not hold any investments in obligations of California investor-owned utilities.



    The average life of the investment portfolio of the PMIA as of August 31, 2002, was 198 days.



                           REPAYMENT OF ENERGY LOANS



    The Department of Water Resources of the State ("DWR") borrowed money from the General Fund of the State for DWR's power supply program between January and June 2001. The amount due to the General Fund is $6.1 billion plus accrued interest of approximately $500 million. DWR plans to issue approximately $12 billion in revenue bonds in several series and use the net proceeds of the revenue bonds to repay outstanding loans from banks and commercial lenders in the amount of approximately $3.5 billion and then to repay the General Fund. Issuance of the DWR revenue bonds has been delayed since mid-2001 by a number of factors, including administrative and legal challenges. While the sale of the DWR revenue bonds is currently anticipated to occur no later than the end of November 2002, the State cannot assure that the sale will occur on this schedule.



    The loans from the General Fund to DWR financed power supply program costs during 2001 that exceeded DWR'S revenues from the sale of electricity. The general purpose of the power supply program has been to provide to customers of the three major investor-owned electric utilities in the State (the "lOUs") the portion of their power not provided by the lOUs. The power supply program has become self-supporting and no additional loans from the General Fund will be made.



    The primary source of money to pay debt service on the DWR revenue bonds will be revenues from customers of the IOUs resulting from charges set by the California Public Utilities Commission. The DWR revenue bonds will not be a debt or liability of the State or directly or indirectly or contingently obligate the State to levy or to pledge any form of taxation whatever therefor or to make any appropriation for their payment.



    A number of lawsuits and administrative proceedings involving DWR have been commenced concerning various aspects of the energy situation. These include disputes over rates set by the California Public Utilities Commission, responsibility for some of the electricity and natural gas purchases made for customers of the investor owned utilities, certain determinations by DWR pertaining to repayment of the DWR revenue bonds, and the organization of the Independent Systems Operator. Certain of those lawsuits and administrative proceedings (which are not further described in this official statement) may delay the issuance of the DWR revenue bonds. See also "Litigation-Litigation Relating to Energy Matters" for a discussion of energy-related litigation involving the State that may have a direct impact on the State's General Fund.



                     PROPOSALS AFFECTING BUDGETARY PROCESS



    Over the years, a number of laws and constitutional amendments have been enacted, often from voter initiatives, which restrict the use of State General Fund or special fund revenues, or otherwise limit the Legislature and Governor's discretion in enacting budgets. Prior examples of such provisions are Proposition 98, which mandates a minimum percentage of General Fund revenues to be spent on local education, and Proposition 10, which raised taxes on tobacco products but mandated how the additional revenues would be expended. A current initiative (Proposition 49) and a constitutional amendment which will appear on the ballot in 2004 (ACA 11) are measures that would have the effect of limiting budgetary flexibility in the future.



    PROPOSITION 49 This initiative statute, called the "After School Education and Safety Program of 2002," requires the State to fund before and after school programs for all public elementary and middle schools in the State. Beginning in 2004-05, the proposition requires the State to appropriate $550 million annually, which is $429 million above the current appropriation level. The 2004-05 funding increase will be allocated from the General Fund and will not be funded from within the Proposition 98 funding guarantee. As such, it have the effect of over appropriating Proposition 98 in that year. In subsequent years, the funding will be included within the guarantee. Existing school programs will be continued at their existing grant levels, whereas new school programs will be assured of a lesser, minimum amount.



    ACA 11 This proposed amendment to the State Constitution would require the annual transfer of a portion of General Fund revenues to the Twenty-First Century Infrastructure Fund to fund State and local infrastructure projects. Under the proposed amendment, beginning in 2006-07, one percent of General Fund revenues would be transferred to the fund, if General Fund revenues meet specified levels. This transfer could increase annually until it reaches a maximum of three percent by 2013-14. The proposal contains specific triggers that protect the General Fund when certain inflation adjusted revenue levels are not met. The proposal also contains provisions that limit the transfer amount based on debt service or qualified education spending relative to revenue growth. Assuming annual General Fund revenue growth adjusted for inflation, after 2002-03 of about 5 percent, the amount set aside for infrastructure would be about $950 million in 2006-07 and would grow, without any reductions or suspensions, to about $4 billion in 2013-14, and thereafter grow by $30 million for every $1 billion in General Fund revenue growth. One aspect of this proposed amendment would be to automatically set aside a portion of one-time revenue windfall for one-time infrastructure expenditures.



                                 WELFARE REFORM



    The Personal Responsibility and Work Opportunity Reconciliation Act of 1996 (PL. 104-193, the "Law") fundamentally reformed the nation's welfare system. The Law includes provisions to: (1) convert Aid to Families with Dependent Children ("AFDC") from an entitlement program to a block grant titled Temporary Assistance for Needy Families ("TANF"), with time limits on TANF recipients, work requirements and other changes: (ii) deny certain federal welfare and public benefits to legal noncitizens (subsequent federal law has amended this provision), allow states to elect to deny additional benefits (including TANF) to legal noncitizens, and generally deny almost all benefits to illegal immigrants: and (iii) makes changes in the Food Stamp program, including to reduce maximum benefits and impose work requirements. The block grant formula under the Law is operative through federal fiscal year 2002.



    Chapter 270, Statutes of 1997 embodies California's response to the federal welfare reforms. Effective January 1, 1998, California Work Opportunity and Responsibility to Kids ("CaIWORKs") replaces the former AFDC and Greater Avenues to Independence programs. Consistent with the Law, CaIWORKs contains time limits on the receipt of welfare aid, both lifetime as well as current period. The centerpiece of CaIWORKs is the linkage of eligibility to work participation requirements.



    Welfare caseloads have declined considerably with the implementation of the CalWORKs program. The 2002-03 CaIWORKs caseload is projected to be 522,000, up from 507,000 cases in 2001-02 This represents a major decline in caseload from the rapid growth of the early l990s, when caseload peaked at 921,000 cases in 1994-95.



    In 2002-03, California will continue to meet, but not exceed, the federally-required $2.7 billion combined State and county maintenance of effort ("MOE") requirement. In an effort to keep program expenditures within the TANF Block Grant and TANF MOE amounts, the 2002 Budget delays the statutory cost-of-living adjustment for cash grants from October 2002 to June 2003 for savings of $100 1 million. While grant levels will remain the same as in the 2001 Budget Act for the first 11 months of the 2002-03 fiscal year, funding for employment services is provided so that recipients can continue to move toward employment. The Budget includes total CalWORKs-related expenditures of $7.4 billion for 2002-03, including child care transfer amounts for the Department of Education and the State's general TANF reserve.



    Authorization for the TANF program ends December 31, 2002. For the TANF program to continue, the U.S. Congress must pass, and the President must sign, legislation reauthorizing the program prior to that date. Although reauthorization could simply involve extending the funding period, it is more likely that Congress and the President will consider several key policy changes. It is unknown how California's TANF funding will be affected by reauthorization.



                               LOCAL GOVERNMENTS



    The primary units of local government in California are the counties, ranging in population from 1,200 in Alpine County to approximately 9,800,000 in Los Angeles County. Counties are responsible for the provision of many basic services, including indigent health care, welfare, jails and public safety in unincorporated areas. There also are 478 incorporated cities and thousands of special districts formed for education, utility and other services. The fiscal condition of local governments has been constrained since the enactment of "Proposition 13" in 1978, which reduced and limited the future growth of property taxes and limited the ability of local governments to impose "special taxes" (those devoted to a specific purpose) without two-thirds voter approval. Another initiative constitutional amendment enacted in 1996, Proposition 218, further limits the ability of local governments to raise taxes, fees and other exactions. Counties, in particular, have had fewer options to raise revenues than many other local government entities, and have been required to maintain many services.



    In the aftermath of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the loss of property tax moneys, including taking over the principal responsibility for funding K-12 schools and community colleges. During the recession of the early 1990's, the Legislature eliminated most of the remaining components of post-Proposition 13 aid to local government entities other than K-14 education districts by requiring cities and counties to transfer some of their property tax revenues to school districts. However, the Legislature also provided additional funding sources (such as sales taxes) and reduced certain mandates for local services. The 2002 Budget Act expands such transfers to temporarily include community redevelopment agencies which were not included in the original transfers. These agencies will have to pay $75 million to schools in 2002-03.



    The 2002 Budget Act and related legislation continue to provide significant assistance to local governments, including $308 million for various local public safety programs. This amount includes $116.3 million for the Citizens' Option for Public Safety ("COPS") program to support local front-line law enforcement, $116.3 million for county juvenile justice and crime prevention programs, $18.5 million for local law enforcement technology grants, $18.5 million to 37 specified small and rural county sheriffs' departments, and $38.2 million for reimbursement of jail booking fees. The Budget Act also continues to provide approximately $134 million for deferred maintenance of local streets and roads, $39 million for property tax losses incurred by enrolling agricultural land in Williamson Act contracts, $38 million for environmental protection, and hundreds of millions for health and human services.



    Prior to legislation enacted in 1997, local governments provided the majority of funding for the State's trial court system. The legislation consolidated the trial court funding at the State level in order to streamline the operation of the courts, provide a dedicated revenue source, and relieve fiscal pressure on the counties. This resulted in decreasing the country contribution for court operations by $415 million and allowed cities to retain $68 million in fine and penalty revenue previously remitted to the State. The

State's trial court system will receive approximately $1.7 billion in State resources and $475 million in resources from the counties in 2002-03.



    The entire statewide welfare system has been changed in response to the change in federal welfare law enacted in 1996. Under the CaIWORKs program, counties are given flexibility to develop their own plans, consistent with State law, to implement the program and to administer many of its elements, and their costs for administrative and supportive services are capped at the 1996-97 levels. Counties are also given financial incentives if, at the individual county level or statewide, the CaIWORKs program produces savings associated with specified standards. Counties will still be required to provide "general assistance" aid to certain persons who cannot obtain welfare from other programs.



                           STATE APPROPRIATIONS LIMIT



    The State is subject to an annual appropriations limit imposed by
Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds.



    Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most State subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.



    There are various types of appropriations excluded from the Appropriations Limit. For example, debt service costs of bonds existing or authorized by January 1,1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations for tax refunds, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes) are all excluded. The Appropriations Limit may also be exceeded in cases of emergency.



    The State's Appropriations Limit in each year is based on the Limit for the prior year, adjusted annually for changes in State per capita personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility for providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The measurement of change in population is a blended average of statewide overall population growth, and change in attendance at local school and community college ("K-14") districts. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.



    The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.



    The following table shows the State's Appropriations Limit for 1998-99 through 2002-03. Because of the extraordinary surge of revenues in 1999-00, the State has exceeded its Appropriations Limit by $975 million in that year. Since the excess revenues are calculated over a two-year period, there are no excess revenues for the combined 1999-00 and 2000-01 fiscal years. As of the release of the 2002 Budget Act, the Department of Finance projects the Appropriations Subject to Limit to be $16.473 billion and $10.611 billion under the Appropriations Limit in fiscal years 2001-02 and 2002-03, respectively.



                             STATE APPROPRIATIONS LIMIT
                                     (MILLIONS)
-------------------------------------------------------------------------------------
                                                  FISCAL YEARS
                            ---------------------------------------------------------
                             1998-99     1999-00     2000-01     2001-2      2002-3
                            ---------   ---------   ---------   ---------   ---------
State Appropriations
  Limit..................   $ 47,573    $ 50,673    $ 54,073    $ 59,318    $ 59,591*
Appropriations Subject to
  Limit..................    (43,777)    (51,648)    (51,648)    (42,845)*   (48,980)*
                            --------    --------    --------    --------    --------
Amount (Over)/Under
  Limit..................   $  3,796    $   (975)   $  2,425    $ 16,473*   $ 10,611*


--------------


  *  Estimated/Projected

SOURCE: State of California, Department of Finance.



                                 PROPOSITION 98



    On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitu-tional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Under Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues ("Test 1"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment ("Test 2"), or (c) a third test, which would replace Test 2 in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income ("Test 3"). Under Test 3, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If Test 3 is used in any year, the difference between Test 3 and Test 2 would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 fiscal year, implementing Proposition 98, determined the K-14 schools' funding guarantee under Test 1 to be 40.3 percent of the General Fund tax revenues, based on 1986-87 appropriations. However, that percent has been adjusted to approximately 35 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.



    Proposition 98 permits the Legislature, by two-thirds vote of both Houses with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.



    In fiscal years 1994-95 through 2002-03, increasing total revenues along with policy decisions to increase K-14 appropriations resulted in significant increases in the level of Proposition 98 appropriations budgeted for those years. Because of the State's increasing revenues and emphasis on improving education resources, per-pupil funding at the K-12 level grew by more than 62.4 percent since 1994-95, to an estimated $7,067 per pupil in 2002-03.



    Total revenues (General Fund subject to the State Appropriations Limit (SAL) and local property taxes) have increased steadily since 1994-95. The projected level of General Fund SAL revenue for 2002-03 has increased $377 million from the May Revision to the 2002 Budget Act. This increase in revenue has changed the calculation of the General Fund share of the minimum K-14 funding level from approximately $31.4 billion to approximately $31.6 billion. As a result of this increase in the calculated minimum, the 2002 Budget reflects funding for K-14 education at nearly $6 million above the minimum level including $143.3 million reserved for contingencies and increased costs of existing programs. This funding level is less than one percent above the level proposed in the Governor's Budget released in

January 2002. The reductions in 2001-02 Proposition 98 appropriations proposed in the May Revision and adopted by the Legislature leave the total appropriation at $5.5 billion above the Test 3 guarantee level.



    The revenue projection for 2002-03 exceeds the revised 2001-02 estimates by approximately $6.3 billion. The General Fund share of the guarantee will increase approximately $2.1 billion, from $29.5 billion in 2001-02 to $31.6 billion in 2002-03. Total funding for K-14 education provides a funding level of approximately $46.5 billion ($7,067 per K-12 pupil), an increase of 7.6 percent compared to the revised 2001-02 level.



                     PRIOR FISCAL YEARS' FINANCIAL RESULTS



    Following a severe recession beginning in 1990, the State's financial condition improved markedly during the fiscal years starting in 1995-96, due to a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on actions taken in earlier years. The State's cash position also improved, and no external deficit borrowing occurred over the end of the five fiscal years prior to 2001-02.



    The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99, and $8.2 billion in 1999-2000) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program initiatives, including education spending above Proposition 98 minimums, tax reductions, aid to local governments and infrastructure expenditures.



    The 2000 Budget Act, signed by the Governor on June 30, 2000, assumed General Fund revenues and transfers of $73.9 billion, a 3.8 percent increase over 1999-00 estimates. The 2000 Budget Act appropriated $78.8 billion from the General Fund, a 17.3 percent increase over 1999-00, and reflected the use of $5.5 billion from the Special Fund for Economic Uncertainties available from surpluses in the prior year. About $7.0 billion of the increased spending in 2000-01 was for one-time expenditures and investments. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.



    The 2002-03 Governor's Budget released on January 10, 2002, provided final 2000-01 revenue and expenditures. Expenditures in 2000-01 were $78.0 billion, about $2.0 billion below the 2001 Budget Act estimates. The 2002-03 Governor's Budget reported that the June 30, 2001 SFEU balance, the budget reserve, was approximately $1.3 billion. This figure recognized the disbursement prior to June 30, 2001 of about $6.2 billion from the General Fund to make loans for the DWR power supply program. (At the time of enactment of the 2001 Budget Act, the Department of Finance had estimated the June 30, 2001 balance in the SFEU at $6.3 billion, but without recognition of the loans as an expenditure for budget purposes.)



    2001 BUDGET ACT. The Fiscal Year 2001 Budget Act was signed by the Governor on July 26, 2001. The spending plan for 2001-02 included General Fund expenditures of $78.8 billion, a reduction of $1.3 billion from the prior year. This could be accomplished without serious program cuts because such a large part of the 2000 Budget Act comprised one-time expenditures. The spending plan utilized more than half of the budget surplus as of June 30, 2001, but still left a projected balance in the SFEU at June 30, 2002, of $2.6 billion, the largest appropriated reserve in State history. The 2001 Budget Act assumed that, during the course of the fiscal year, the $6.2 billion advanced by the General Fund to the Department of Water Resources for power purchases would be repaid with interest.



    An updated estimate of fiscal year 2001-02 revenues and expenditures was included in the 2002-03 May Revision, released on May 14, 2002, discussed further in "Fiscal Year 2002-03 Budget" below. Revenues continued to fall below projections, and the DWR power revenue bonds were not issued before June 30, 2002, resulting in a substantial budgetary deficit and cash flow difficulties. The Department of Finance estimates that, on a budgetary basis, the General Fund had a $1.4 billion deficit at June 30, 2002.

    The 2001 Budget Act included Proposition 98 per pupil spending which was increased by 4.9 percent. Total General Fund spending of $32.4 billion for K-2 education fully funded enrollment and cost of living increases and also provided additional funding for a number of programs. Higher education funding was increased to allow for enrollment increases at both the University of California and the California State University system with no fee increases. Additional funding was also provided for 3 percent student growth at community colleges.



    Health and human services generally were fully funded for anticipated caseload growth. The 2001 Budget Act adopted an Administration proposal to utilize $402 million of tobacco litigation settlement payments to fund certain health programs. In addition to $4.3 billion of continuing tax relief, the 2001 Budget Act contained about $125 million in new General Fund tax relief, primarily for senior citizens property tax assistance and certain new tax credits aimed at rural areas and agricultural equipment.



    The 2001 Budget Act altered the six-year transportation funding plan started in the 2000-01 fiscal year. The Legislature postponed for two years the transfer of sales taxes on gasoline to support transportation programs, and this transfer will take place during the 2003-04 to 2007-08 fiscal years. As a result, $2.5 billion of these sales tax revenues will remain in the General Fund over the 2001-02 and 2002-03 fiscal years. To allow all current projects to remain on schedule through 2002-03, the legislation authorized certain internal loans from other transportation accounts. Part of the Budget Act compromise was an agreement to place on the March 2002 statewide ballot a constitutional amendment which would make permanent, after 2007-08, the dedication of sales taxes on gasoline to transportation purposes. This measure was approved by the voters.



                              CURRENT STATE BUDGET



    THE DISCUSSION BELOW OF THE FISCAL YEAR 2002-03 BUDGET IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT. THESE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS, WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED. SEE RECENT DEVELOPMENTS REGARDING STATE FINANCES ABOVE.



                           FISCAL YEAR 2002-03 BUDGET



    BACKGROUND The 2002-03 Governor's Budget, released on January 10, 2002 (the "2002-03 Governor's Budget"), projected a fall-off in General Fund revenues due to the national economic recession combined with the stock market decline, which began in mid-2000. Personal Income Tax receipts, which include stock option and capital gains realizations, are particularly affected by the slowing economy and stock market decline. As a result, the Administration projected a combined budget gap for 2001-02 and 2002-03 of approximately $12.5 billion.



    The May Revision to the Governor's Budget projected further deterioration in revenues of $9.5 billion and additional costs of $1.6 billion over the 2001-02 and 2002-03 fiscal years. As a result, the combined budget gap for 2001-02 and 2002-03 rose from the $12.5 billion estimated in January to $23.6 billion.



    The 2002 Budget Act projected General Fund revenues from the three largest sources of tax revenue (personal income, sales and use and corporation) to be about $61.1 billion in 2001-02, a drop of $11.7 billion from the final estimates for 2000-01. Most of the decline in projected tax revenues is attributable to the personal income tax. The 2002 Budget Act projected total revenues and transfers to be $73.9 billion in 2001-02. This amount includes the repayment of $6.6 billion from the sale of Department of Water Resources Revenue Bonds and other sources to repay General Fund loans with interest. The DWR revenue bonds were originally expected to be sold in June 2002.



                                2002 BUDGET ACT



    The 2002 Budget Act was signed by the Governor on September 5, 2002. The Budget passed by the Legislature did not differ substantially from the Governor's May Revision. Therefore, the Governor only vetoed $219 million of General Fund expenditures from the Budget passed by the Legislature. The 2002

Budget Act projected total General Fund revenues and transfers to be $79.2 billion in 2002-03 ($67.9 billion from the three largest sources) and total General Fund expenditures to be $76.7 billion in 2002-03.



    The revenue projections were based on estimates made for the May Revision of the Governor's Budget, adjusted for about $2.8 billion in revenue enhancements adopted as part of the 2002 Budget Act, and described below. Major components of the revenue estimate are the following:



        - Personal income Tax: 2002-03 revenue from this tax is estimated to be $3.8 billion above the prior year level. Of this amount, roughly $1 billion is attributable to recent tax law changes and $2.8 billion is attributable to the economic outlook. Most of this growth is attributable to the outlook for personal income wage growth, which is estimated to be $44 billion higher in 2003, for an increase of 6.8 percent.



        - Sales Tax: 2002-03 revenue from this tax is estimated to he $1.4 billion above the prior year level, or 6.5 percent. All of this gain is attributable to the economic outlook and, similar to the personal income tax, is being driven by personal income growth.



        - Corporation Tax: 2002-03 revenue from this tax is estimated to be $1.7 billion above the prior year level. All of this gain is attributable to recent tax law changes.



    The 2002 Budget Act also included Special Fund expenditures of $19.3 billion, with expected Special Fund revenues of $14.7 billion, and $2.8 billion of Bond Fund expenditures. The 2002 Budget Act assumes a General Fund budget reserve (balance in the Special Fund for Economic Uncertainties at June 30,
2003) of about $1 billion.



    The 2002 Budget Act closes a $23.6 billion gap between expenditures and resources through a combination of program reductions, loans, fund shifts, accelerations and transfers, and modest tax changes:



        1. Program cost savings in the 2001-02 and 2002-03 fiscal years totaling about $7.458 billion. This includes the proposals made by the Governor in November 2001, which were substantially enacted by the Legislature. The largest savings occurred in education, health, social services and State operations, and include deferral or elimination of previously enacted program expansions and elimination of workload and cost of living adjustments in numerous programs. The cost savings include $750 million in unallocated reductions to State operations, which the Administration must implement; additional legislative action may be required for some of these savings. The reductions also include a projected saving of $285 million from early retirement incentives and $75 million from the elimination of vacant positions.



        2.   The receipt of $4.5 billion in 2002-03 from the securitization
    (sale) of a large portion of the State's future receipt of payment from tobacco companies from the settlement of litigation against those companies. This sale is scheduled to close in two segments, with $2.25 billion in February 2003 and $2.25 billion in April 2003.



        3. A total of $2.028 billion in loans from various funds, including $1.218 billion from transportation funds.



        4. The shift of $1.328 billion of expenditures from the General Fund to other funding sources, such as special funds and proposed future bond funds.



        5. The receipt of $1.2 billion additional revenues in 2002-03 from a two-year suspension of the net operating loss provisions in current law.



        6. General Fund savings of $1.728 billion from the deferral of $1.047 billion of education expenditures from 2001-02 to early 2002-03 and $681 million of education expenditures from 2002-03 to early 2003-04. These deferrals are not expected to significantly impact underlying programs.



        7. General Fund savings of $1.083 billion ($223 million in 2001-02 and $860 million in 2002-03) from the Treasurer's Debt Restructuring Plan to amortize the State's long-term debt to more closely approximate level annual debt service costs rather than the level annual principal. The plan also includes the issuance of refunding debt to pay selected maturities of general obligation bonds due between February 2002 and June 2004.



        8. Anticipated increases in federal funding for health and human services programs, security/bioterrorism and other areas totaling about $1.081 billion. There can be no assurance whether these funds will be approved.



        9. Additional revenue of $1.651 billion in 2002-03 due to Federal Tax Conformity and Tax Compliance ($1.081 billion); increasing the withholding on stock option and bonus income from 6 percent to 9.3 percent ($400 million); and suspending the teacher retention credit for one year ($170 million). Federal Tax Conformity and Tax Compliance includes revenue generated from the following: (a) the conformity of California tax law with federal tax law regarding accounting for bad debt reserves for large banks,
    (b) the pension and individual retirement account conformity package included in the Governor's Budget, which was passed by the Legislature and signed by the Governor on May 8, 2002, (c) waiving penalties and interest on delinquent accounts, (d) increasing collections activities, (e) ensuring proper auditing of tax credits and (f) improving the effectiveness of the tax protest and settlement programs.



        10. Accelerations and transfers from other funds to the General Fund totaling $1.585 billion.



    Other elements of the final budget agreement were enactment of ACA 11 and a law requiring spending in the 2003-04 fiscal year not to exceed revenues in the year.



    Despite the challenge represented by the severe revenue decline and the budget gap, the 2002 Budget contains the following major components:



        1. Total K-12 spending increases 2.8 percent from the revised 2001-02 estimates. K-12 schools are funded above the minimum requirement under Proposition 98 at the Test 2 level, and funding is provided for statutory growth and cost-of-living adjustments. Total K-12 spending per pupil increases from $6,610 in 2001-02 to $7,067 in 2002-03. In addition, the Budget preserves funding for key education initiatives including instructional materials, professional development, and school improvement. The Budget also includes a $143 million set-aside for increased costs in existing education programs.



        2. Funding for higher education decreases by a modest 0.2 percent in 2002-03 compared to the revised 2001-02 estimates. Despite this decrease, the 2002 Budget fully funds enrollment increases at the University of California, California State University and the Community Colleges. The 2002 Budget continues funding for a new University of California campus in Merced.



        3. The Budget includes $308 million for local public safety programs, including the Citizens' Option for Public Safety, juvenile justice crime prevention, high technology law enforcement, rural and small county law enforcement, and booking fees.



        4. The Budget continues to limit the growth in State government with the elimination of positions and the reduction of State operations expenditures. In addition to the 6,600 positions eliminated by the Administration since 1999, 7,000 State government positions will be eliminated (6,000 in 2002-03 and 1,000 by June 30, 2004). The first priority for elimination in each department will be vacant positions not required to maintain critical public health and safety functions. A process will be established for the elimination of filled positions in accordance with State laws, regulations and Memoranda of Understanding with represented employees. The Budget also reduces State operations expenditures by as much as an additional $750 million in 2002-03.



        5. Although funding for youth and adult corrections decreases by 4.7 percent from the previous year, the Budget sustains funding for public safety. While total funding for health and human services decreases by 2.1 percent, the Budget funds health insurance coverage for children and critical care programs for seniors.



        6. There were no significant tax increases, and no significant reductions in support for local governments. A one-time shift of $75 million in property taxes from redevelopment agencies to schools will reduce State aid to schools by a like amount.

    Since the start of the 2002-03 fiscal year, tax revenues have been below projections. The Controller reports that tax receipts for July through September 2002 were about $715 million, or 4.6 percent, below the June 2002 cash flow projections that were based on the revenue projections in May 2002.



                             ECONOMY AND POPULATION



                                  INTRODUCTION



    California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. California's economy slipped into a moderate recession in early 2001, losing 293,300 jobs between January 2001 and January 2002. The recession was concentrated in the State's high-tech sector. From January 2002 to July 2002, employment grew by 82,700 jobs, as the State began to recover. But the recovery has been slow so far, and unemployment moved somewhat higher in the first half of 2002. Unemployment has risen from 4.7 percent in February 2001 to 6.3 percent in July 2002.



                           POPULATION AND LABOR FORCE



    The State's July 1, 2001 population of over 35 million represented over 12 percent of the total United States population.



    California's population is concentrated in metropolitan areas. As of the April 1, 2000 census, 97 percent resided in the 25 Metropolitan Statistical Areas in the State. As of July 1, 2000, the 5-county Los Angeles area accounted for 48 percent of the State's population, with over 16.0 million residents, and the 10-county San Francisco Bay Area represented 21 percent, with a population of over 7.0 million.



    The following table shows California's population data for 1994 through 2001.



                      POPULATION 1994-2001(A)
--------------------------------------------------------------------
                  % INCREASE                  % INCREASE  CALIFORNIA
                     OVER         UNITED         OVER      AS % OF
      CALIFORNIA  PRECEDING       STATES      PRECEDING     UNITED
YEAR  POPULATION     YEAR       POPULATION       YEAR       STATES
----  ----------  ----------  --------------  ----------  ----------
1994  31,523,080      0.7%     263,125,821        1.2%        12.0
1995  31,711,094      0.6      266,278,393        1.2         11.9
1996  31,962,050      0.8      269,394,284        1.2         11.9
1997  32,451,746      1.5      272,646,925        1.2         11.9
1998  32,861,779      1.3      275,854,104        1.2         11.9
1999  33,417,248      1.7      279,040,168        1.2         12.0
2000  34,039,611      1.9      282,124,631        1.1         12.1
2001  34,729,535      2.0      284,796,887        0.9         12.2


--------------

(a)    Population as of July 1.



SOURCE: U.S. figures from U.S. Department of Commerce, Bureau of the Census; California figures from State of California, Department of Finance.

    The following table presents civilian labor force data for the resident population, age 16 and over, for the years 1993 to 2001.



                 LABOR FORCE
                  1993-2001
---------------------------------------------
       LABOR FORCE TRENDS     UNEMPLOYMENT
          (THOUSANDS)           RATE (%)
       ------------------  ------------------
       LABOR                           UNITED
YEAR   FORCE   EMPLOYMENT  CALIFORNIA  STATES
----   ------  ----------  ----------  ------
1993   15,360     13,918       9.4%     6.9%
1994   15,450     14,122       8.6      6.1
1995   15,412     14,203       7.8      5.6
1996   15,512     14,392       7.2      5.4
1997   15,947     14,943       6.3      4.9
1998   16,337     15,368       5.9      4.5
1999   16,597     15,732       5.2      4.2
2000   17,091     16,246       4.9      4.0
2001   17,362     16,435       5.3      4.8


--------------

SOURCE: State of California, Employment Development Department.



               EMPLOYMENT, INCOME, CONSTRUCTION AND EXPORT GROWTH



    The following table shows California's non-agricultural employment distribution and growth for 1991 and 2001.



                  PAYROLL EMPLOYMENT BY MAJOR SECTOR
                            1991 AND 2001
----------------------------------------------------------------------
                                                      % DISTRIBUTION
                                    EMPLOYMENT              OF
                                   (THOUSANDS)          EMPLOYMENT
                                ------------------  ------------------
INDUSTRY SECTOR                   1991      2001      1991      2001
---------------                 --------  --------  --------  --------
Mining........................      38.1      24.2       0.3%      0.2%
Construction..................     518.2     762.5       4.2       5.2
Manufacturing
  Nondurable Goods............     717.1     698.9       5.8       4.8
  High Technology.............     634.8     504.4       5.1       3.5
  Other Durable goods.........     640.3     681.0       5.2       4.7
Transportation and
  Utilities...................     611.2     744.1       5.0       5.1
Wholesale and Retail Trade....   2,900.6   3,321.1      23.5      22.7
Finance, Insurance and Real
  Estate......................     811.9     843.7       6.6       5.8
Services......................   3,373.8   4,654.8      27.4      31.8
Government
  Federal.....................     345.3     255.4       2.8       1.7
  State and Local.............   1,733.6   2,127.6      14.1      14.5
                                --------  --------  --------  --------
TOTAL
NON-AGRICULTURAL..............  12,324.9  14,617.7       100%      100%
                                ========  ========  ========  ========


--------------


SOURCE: State of California, Employment Development Department and State of California, Department of Finance.

    The following tables show California's total and per capita income patterns for selected years.



           TOTAL PERSONAL INCOME 1993-2001(A)
                       CALIFORNIA
--------------------------------------------------------
                                              CALIFORNIA
                                                 % OF
YEAR            MILLIONS      % CHANGE(B)        U.S.
----           ----------  -----------------  ----------
1993           $  714,107             1.8%        12.8%
1994(c)           735,104             2.9         12.5
1995              771,470             4.9         12.5
1996              812,404             5.3         12.4
1997              861,557             6.1         12.4
1998              931,627             8.1         12.6
1999              997,293             7.0         12.8
2000            1,094,770             9.8         13.2
2001(d)         1,114,512             1.8         12.9


--------------


(a) The per capita personal income series has been revised by BEA on April 23, 2002, to incorporate the Census Bureau's population estimates consistent with the 2000 Censal counts.
(b)  Change from prior year.
(c) Reflects Northridge earthquake, which caused an estimated $15 billion drop in personal income.
(d)  Estimated by California Department of Finance.

Note: Omits income for government employees overseas.



SOURCE: U.S. Department of Commerce, Bureau of Economic Analysis (BEA); State of California, Department of Finance.



                     PER CAPITA PERSONAL INCOME 1993-2001(A)
---------------------------------------------------------------------------------
                                                                       CALIFORNIA
                                              UNITED                      % OF
YEAR             CALIFORNIA    % CHANGE       STATES        % CHANGE      U.S.
----           --------------  --------  -----------------  ---------  ----------
1993           $       22,833      0.8%  $         21,539        2.8%      106.0%
1994(c)                23,348      2.3             22,340        3.7       104.5
1995                   24,339      4.2             23,255        4.1       104.7
1996                   25,373      4.2             24,270        4.4       104.5
1997                   26,521      4.5             25,412        4.7       104.4
1998                   28,240      6.5             26,893        5.8       105.0
1999                   29,772      5.4             27,843        3.5       106.9
2000                   32,149      8.0             29,469        5.8       109.1
2001                   32,678      1.6             30,271        2.7       108.0


--------------


(a) The per capita personal income series has been revised by BEA on April 23, 2002, to incorporate the Census Bureau's population estimates consistent with the 2000 Censal counts.
(b)  Change from prior year.
(c) Reflects Northridge earthquake, which caused an estimated $15 billion drop in personal income.

Note: Omits income for government employees overseas.



SOURCE: U.S. Department of Commerce, Bureau of Economic Analysis (BEA).



                                   LITIGATION



    The State is a party to numerous legal proceedings. The following are the more significant lawsuits pending against the State, as reported by the Office of the Attorney General.



    On June 24, 1998, plaintiffs in HOWARD JARVIS TAXPAYERS ASSOCIATION ET AL.
V. KATHLEEN CONNELL filed a complaint for certain declaratory and injunctive relief challenging the authority of the State Controller to make payments from the State Treasury in the absence of a state budget. On
July 21, 1998, the trial court issued a preliminary injunction prohibiting the State Controller from paying moneys from the State Treasury for fiscal year 1998-99, with certain limited exceptions, in the absence of a state budget. The preliminary injunction, among other things, prohibited the State Controller from making any payments pursuant to any continuing appropriation. The State Controller and various employee unions filed appeals and sought stays of the preliminary injunction. Also, as permitted by the State Constitution, the Legislature immediately enacted and the Governor immediately signed an emergency appropriations bill that allowed the continued payment of various State obligations, including debt service. The preliminary injunction was stayed pending the Court of Appeal's decision on the merits. The Court of Appeal rendered its decision on the merits on May 29, 2002. Therein the court upheld the Controller's authority to make payments pursuant to continuing appropriations in absence of a State budget. Thus the Controller may make payments of principal and interest on State bonds. The Supreme Court granted the Controller's Petition for Review on a procedural issue unrelated to continuing appropriations and stayed the trial court's injunction. The Howard Jarvis Taxpayers Association did not seek review. However, the Supreme Court may consider all of the issues raised in the case.



    In COUNTY OF ORANGE V. ORANGE COUNTY ASSESSMENT APPEALS BOARD #3; BEZAIRE, ET AL., REAL PARTIES IN INTEREST, the Superior Court of Orange County has determined that the Orange County assessor's office received property taxes from two taxpayers in excess of the amounts collectable under Article XIIIA of the California Constitution (sometimes referred to as "Proposition 13"). The plaintiffs' legal claim focuses on the constitutionality of the practice of the Orange County assessor's office to increase or "recapture" the assessed values of real properties that temporarily decline and then increase in value. The plaintiffs are also seeking the certification of their action as a class action. Pending the determination of certain class certification issues, the court's decision is not final. Should the court's determination become final, it will bind only the County of Orange and its assessor's office. However, indirect effects of a final determination that the contested assessment practices are contrary to Proposition 13, could result in costs to the State in an aggregate amount in excess of $400 million.



    In January of 1997, California experienced major flooding with preliminary estimates of property damage of approximately $1.6 to $2.0 billion. In MCMAHON
V. STATE, a substantial number of plaintiffs have joined suit against the State, local agencies, and private companies and contractors seeking compensation for the damages they suffered as a result of the 1997 flooding. After various pre-trial proceedings, the State filed its answer to the plaintiffs' complaint in January of 2000. No trial date has been set. The State is vigorously defending the action.



    The State is a defendant in PATERNO V. STATE OF CALIFORNIA, a coordinated action involving 3,000 plaintiffs seeking recovery for damages caused by the Yuba River flood of February 1986. The trial court found liability in inverse condemnation and awarded damages of $500,000 to a sample of plaintiffs. The State's potential liability to the remaining plaintiffs ranges from $800 million to $1.5 billion. In 1992, the State and plaintiffs filed appeals. In August 1999, the Court of Appeal issued a decision reversing the trial court's judgment against the State and remanding the case for retrial on the inverse condemnation cause of action. The California Supreme Court denied plaintiffs' petition for review. After a four month trial and consideration of plaintiff's objections to the court's intended decision, the court ruled that plaintiffs take nothing from defendants. Plaintiffs filed an appeal with the Court of Appeal. Briefing is underway.



    In GENERAL MOTORS CORP. V. FRANCHISE TAX BOARD plaintiff contends that the Franchise Tax Board wrongfully disallowed various items to be included in the calculation of General Motor's income allocable to California. While this plaintiff seeks to recover less than $11 million in taxes, a decision adverse to the State could ultimately result in refunds totaling $400 million to similarly situated taxpayers, with an on-going annual loss of revenue of approximately $25 million. The Court had ordered the parties to mediate this matter and has set November 27, 2002 as the date that mediation is to be completed.



    In THE LIMITED STORES, INC. AND AFFILIATES V. FRANCHISE TAX BOARD plaintiff has brought a bank and corporation tax refund action to recover approximately $5.6 million, plus interest, attorney's fees and costs, for the years ending January 1993 and January 1994. Plaintiffs primary allegation is that the Franchise Tax Board (Board) mischaracterized the gross receipts from their sale of certain short-term financial instruments and that this resulted in a violation of the Due Process and Commerce Clauses of the U.S. Constitution. Other taxpayers have raised the same issue in administrative actions. Consequently, final decision in favor of plaintiff could result in tax reductions of $220 million for prior years, with an additional $180 million in interest, and potential future annual revenue loss of $50 million. The State is vigorously contesting this case. Trial is set for January 10, 2003.



    In EISENHOWER MEDICAL CENTER, ET AL. V. STATE BD. OF EQUALIZATION 118 hospitals claim that certain intravenous sets and diagnostic substances are "medicines" within the meaning of Revenue and Tax Code section 6369 such that they are exempt from sales and use taxes. The State Board of Equalization ("SBE") has taken the position that intravenous sets (other than those used primarily for feeding) and diagnostic substances are not medicines and, therefore, are subject to sales and use taxes. The trial court has ruled in favor of the SBE. An appeal is expected. Should the plaintiffs ultimately prevail on all issues, estimated refunds to plaintiffs and others similarly situated hospitals would total approximately $400 million and estimated future revenue loss would be $70 million per year.



    In CHARLES DAVIS V. CALIFORNIA HEALTH AND HUMAN SERVICES AGENCY, the plaintiff has brought a class action under a number of federal acts, including the Americans with Disabilities Act, seeking declaratory and injunctive relief, alleging that persons who are institutionalized with disabilities at a San Francisco run 1,200 bed skilled nursing facility (Laguna Honda) who require long term care should be assessed as to whether they can be treated at home or in community-based facilities, and then provided appropriate care. The State and City defendants have filed an answer. The class has been certified. The parties are in mediation attempting to settle all or part of the case and to streamline discovery. Rough estimates suggest that the financial impact of a judgment against the State defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program. The State is vigorously defending this action.



    In STEPHEN SANCHEZ, ET AL. V. GRANTLAND JOHNSON ET AL., the plaintiffs have brought a class action in Federal District Court for the Northern District of California, seeking declaratory and injunctive relief, alleging, in part, that provider rates for community-based services for developmentally disabled individuals are discriminatory under the Americans with Disabilities Act, and violate the Social Security Act, the Civil Rights Act and the Rehabilitation Act, because they result in unnecessary institutionalization of developmentally disabled persons. Early estimates suggest that the financial impact of a judgment against the State defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program. The State is vigorously defending this action.



    In CAPITOL PEOPLE FIRST V. DEPARTMENT OF DEVELOPMENTAL SERVICES a consortium of state and national law firms and public-interest groups brought suit against the Departments of Finance, California Department of Developmental Services and California Department of Health Services. It alleges that defendants are violating the Lanterman Act, the Americans with Disabilities Act, and section 504 of the Rehabilitation Act by needlessly isolating thousands of people with developmental disabilities in large facilities. It seeks sweeping reforms, including requiring the State to offer a full range of community-based services. The potential financial impact of a judgment against the State defendants could be as high as $1 billion per year in programmatic costs going forward, assuming the Legislature does not respond by modifying the scope of the program. The State is vigorously defending this action.



    In NATURAL RESOURCES DEFENSE COUNCIL ET AL., V. CALIFORNIA DEPARTMENT OF TRANSPORTATION ET AL., filed October 7, 1993, plaintiffs Natural Resources Defense Council ("NRDC") and Santa Monica BayKeeper sought an injunction requiring the Department to comply with National Pollution Discharge Elimination System requirements under the federal Clean Water Act ("Act") in connection with storm water discharges from State highways and construction sites in the area under the jurisdiction of the Los Angeles Regional Water Quality Control Board (most of Los Angeles and Ventura Counties), CalTrans District 7. The case was tried in 1994 and a permanent injunction was issued against the Department of Transportation (the "Department"). The injunction required: (a) the development of a Storm Water Plan; (b) implementation to the maximum extent practicable of the Storm Water Plan; (c) cleaning and evaluation of retrofitting of drainage structures; (d) preparation of guidance documents for design, construction and maintenance of measures to control storm water pollution; (e) staff training; and (f) continued compliance with the National Pollution Discharge Elimination System ("NPDES") permit. Subsequent modifications of the injunction have provided for: (g) annual drain inlet cleaning programs; (h) studies of pilot projects to address control of the sources of storm water pollution and (i) the performance of studies of pilot projects to retrofit highways with storm water pollution control facilities. There is an established dispute resolution procedure intended to resolve disputes without a return to

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federal court. In 1999 the State Water Resources Control Board issued a substantially enhanced storm water permit which applies to all the Department's discharges of storm water statewide. The 1999 Permit includes a Statewide Storm Water Management Plan ("SWMP") which the State Water Resources Control Board approved by Resolution in 2001. This means that District 7 is now required to comply with the Statewide NPDES permit and the statewide SWMP as well as separate and slightly different requirements set forth in the permanent injunction. The pilot projects and studies are ongoing and there has been no agreement regarding what measures arising out of these studies will be implemented. The 1999 permit requires that the Department consider retrofitting its facilities with devices to treat storm water whenever it undertakes new construction or major reconstruction. Plaintiffs' position is that retrofitting should be required as a stand-alone activity regardless of whether any construction is otherwise planned in any given area. Currently, for planning purposes, the Department is including an additional 3 percent in the cost of all construction and maintenance projects to pay for compliance measures. This 3 percent increase amounts to $500 million through fiscal year 2006-07. The total annual transportation budget for the State, including all road construction, maintenance and improvement, transportation systems and program administration, is $9 billion. If retrofitting of existing roads and highways is required, as plaintiffs envision, the cost would be tens of billions of dollars.



                               TOBACCO LITIGATION



    In 1998, the State signed a settlement agreement with the four major cigarette manufacturers. The State agreed to drop its lawsuit and not to sue in the future for monetary damages. Tobacco manufacturers agreed to billions of dollars in payments and restrictions in marketing activities. Under the settlement, the companies agreed to pay California governments approximately $25 billion (subject to adjustments) over a period of 25 years. Beyond 2025, payments of approximately $900 million per year will continue in perpetuity. Under a separate Memorandum of Understanding, half of the money will be paid to the State and half to local governments (all counties and the cities of San Diego, Los Angeles, San Francisco and San Jose).



    The specific amount to be received by the State and local governments is subject to adjustment. Details in the settlement allow reduction of the companies' payments for decreases in cigarette sales and certain types of federal legislation. However, settlement payments are adjusted upward each year at least 3% for inflation. The "second annual" payment, received in April 2002, was 15.3 percent lower than the base settlement amount due to reduced sales. Future payment estimates have been reduced by a similar percentage. If any of the companies goes into bankruptcy, the State could seek to terminate the agreement with respect to those companies filing bankruptcy actions thereby reinstating all claims against those companies. The State may then pursue those claims in the bankruptcy litigation, or as otherwise provided by law. Also, several parties have brought lawsuits challenging the settlement and seeking damages.



    During fiscal year 2001-02, the General Fund received $488 million in settlement payments. Of that amount, $86 million was deposited in the General Fund and $402 million was deposited into a special fund to pay certain healthcare costs. The 2002 Budget forecasts payments to the State totaling $474 million in 2002-03, which will be deposited in a special fund to pay certain healthcare costs and debt service payments for a Tobacco Settlement securitization. Chapter 414, Statutes of 2002, allows the issuance of revenue bonds to generate $4.5 billion for the General Fund during the 2002-03 fiscal year secured by the Tobacco Settlement revenues received by the State beginning in the 2003-04 fiscal year. The proceeds of the sale are anticipated to be received in two segments: $2.25 billion in February 2003 and $2.25 billion in April 2003.



    The State is involved in three refund actions, CALIFORNIA ASSN. OF RETAIL TOBACCONISTS (CART), ET AL. V. BOARD OF EQUALIZATION, ET AL., CIGARETTES CHEAPER!, ET AL. V. BOARD OF EQUALIZATION, ET AL. AND MCLANE/SUNEAST, ET AL. V. BOARD OF EQUALIZATION, ET AL., THAT CHALLENGE THE CONSTITUTIONALITY OF PROPOSITION 10, WHICH THE VOTERS PASSED IN 1998 TO ESTABLISH THE CHILDREN AND FAMILIES COMMISSION AND LOCAL COUNTY COMMISSIONS AND TO FUND EARLY CHILDHOOD DEVELOPMENT PROGRAMS. CART and CIGARETTES CHEAPER! allege that Proposition 10, which increases the excise tax on tobacco products, violates 11 sections of the California Constitution and related provisions of law. McLane/Suneast challenges only the "double tax" aspect of Proposition 10. Trial of these three consolidated cases commenced on September 15, 2000, and concluded on November 15, 2000. A final statement of decision issued on December 7, 2000, and judgment in favor of all defendants as to all 30 consolidated counts was entered on January 9, 2001. The CART plaintiffs and Cigarettes Cheaper! plaintiffs timely appealed these and all other issues. Briefing is completed. Due to the facial challenge, there is exposure as to the entire $750 million per year collected under Proposition 10 together with interest, which could amount to several billion dollars by the time the case is finally resolved.



    In FORCES ACTION PROJECT ET AL. V. STATE OF CALIFORNIA ET AL., various smokers rights groups challenge the tobacco settlement as it pertains to California, Utah and the City and County of San Francisco. Plaintiffs assert a variety of constitutional challenges, including that the settlement represents an unlawful tax on smokers. Motions to dismiss by all defendants, including the tobacco companies, were eventually converted to summary judgment motions by the court and heard on September 17, 1999. On January 5, 2000, the court dismissed the complaint for lack of subject matter jurisdiction because the plaintiffs lacked standing to sue. The court also concluded that the plaintiffs' claims against the State and its officials are barred by the 11th Amendment. On
August 15, 2001, the Ninth Circuit Court of Appeals affirmed the district court's dismissal of plaintiff's claims but remanded the case to the district court to rule on whether plaintiffs should be allowed to amend their complaint to make a claim for injunctive relief under the federal antitrust laws. The District Court denied plaintiffs' motion for leave to amend. Plaintiffs have appealed. Opening and responding briefs have been filed. The 9th Circuit has not yet set a date for the oral argument.



    In GRAND RIVER ENTERPRISES SIX NATIONS, LTD., ET AL. V. LOCKYER ET AL., filed on July 1, 2002, six cigarette manufacturers sued the Attorneys General of 31 states, challenging (1) the states' escrow statutes, which require tobacco product manufacturers that did not participate in the Master Settlement Agreement between the states and certain other tobacco product manufacturers, to pay money into escrow accounts and (2) several states' complementary contraband statutes, which make it illegal for distributors to sell cigarettes made by the nonparticipating tobacco product manufacturers which have not made their required deposits into escrow. Plaintiffs claim that these statutes violate the 1st and 14th amendments of the United States Constitution, as well as the Commerce Clause, and section 1 of the Sherman Act. They are seeking a permanent injunction against implementation and enforcement of these statutes. "Diligent enforcement" of the escrow deposit statute protects the state from reductions in Master Settlement Agreement payments from participating manufacturers who lose market share to nonparticipating manufacturers. The Attorneys General are coordinating the defense of this case through the National Association of Attorneys General Tobacco Project. On September 13, 2002, defendants moved to dismiss the case for lack of personal jurisdiction over the out-of-state Attorneys General and for failure to state a claim on which relief can be granted. A date for hearing the motions will be set after all the briefing has been completed.



                     LITIGATION RELATING TO ENERGY MATTERS



                 "BLOCK FORWARD CONTRACTS" CONSOLIDATED ACTIONS



    In February 2001 the Governor, pursuant to his "commandeering" authority under the California Emergency Services Act, issued executive orders "commandeering" power purchase arrangements held by PG&E and SCE, referred to as "block forward contracts." The issue of whether and to what extent compensation is due is now before the Sacramento County Superior Court in a declaratory relief action filed by the State in September 2001, People v. ACN Energy, Inc., et al., which names as defendants those market participants which have and those which, the State believes, might claim compensation as a result of the Governor's actions. Among the defendants named by the State in the declaratory relief action are 31 market participants that previously filed administrative claims in an amount in excess of $1 billion against the State as a result of the Governor's actions. (The administrative agency with which those claims were filed was divested of jurisdiction over those claims by the Sacramento County Superior Court.) In this action the State seeks a declaration that the Governor's "commandeering" of the "block forward contracts" was a legitimate exercise of police powers and that the State is not liable for damages occurring in the exercise of such powers nor for compensation for inverse condemnation, or, alternatively that any damages suffered by any of the defendants is offset by payments made by DWR for electricity received under the "commandeered" "block forward contracts". Complaints and cross-complaints for inverse condemnation, recovery under the Emergency Services Act and other causes of action brought by PG&E, Reliant Energy Services, Sempra, the PX, Mirant, Duke

Energy Trading and Marketing, and numerous other market participants have been joined with the declaratory relief action in Judicial Council Coordination Proceeding No. 4203. This consolidated action is pending in the Sacramento County Superior Court. Duke Energy Trading and Marketing asserts that language in the United State Court of Appeals decision in DUKE ENERGY TRADING AND MARKETING. L.L.C. V. DAVIS, et al. (9th Cir. 2001) 267 F.3d 1042, in which the court instructed the trial court to enjoin the Governor's commandeering orders, should apply to Duke's cross-complaint.



       ACTION SEEKING COMPENSATION FROM THE STATE FOR BREACH OF CONTRACT



    On September 6, 2002, PG&E filed a complaint for breach of contract against the State in the Sacramento County Superior Court, Pacific Gas and Electric Company v. The State of California. PG&E's complaint alleges that statutes enacted in 1996 as part of the restructuring of the electric power industry in California (Statutes of 1995-1996, Chapter 854; Assem. Bill 1890, "AB 1890") authorized PG&E to sell the output of its retained generation facilities in interstate power markets at prices regulated by FERC and to sell the facilities themselves, and that AB 1890 established a "regulatory contract" between the State and PG&E. PG&E further alleges that, by enacting statutes in 2001 (Statutes of 2001-02, First Extraordinary Session, Chapter 2; Assem. Bill 6 Xl) that amended portions of AB 1890, the State deprived PG&E of the right to such sales and thereby breached the "regulatory contract" that PG&E claims was established with PG&E in AB 1890. PG&E's complaint seeks damages in an amount to be proven, but in an administrative procedure before the California Government Claims Board that preceded this action, in which PG&E's claims were denied, PG&E sought damages of at least $4.3 billion to compensate for the losses alleged in this action. The complaint in this matter has not been served on the State, and therefore the State has taken no action in this matter.

                                   APPENDIX D



   THE SECURITIES THAT THE FUND OFFERS ARE NOT BEING OFFERED BY THE STATE OF
       NEW YORK. THE STATE OF NEW YORK HAS NOT APPROVED OR DISAPPROVED OF
      THESE SECURITIES OR DETERMINED IF THE FUND'S REGISTRATION STATEMENT
              (INCLUDING THIS STATEMENT OF ADDITIONAL INFORMATION)
                            IS TRUTHFUL OR COMPLETE.



                  INFORMATION CONCERNING THE STATE OF NEW YORK



    Appendix D contains the Annual Information Statement of the State of New York (AIS), as updated or supplemented to the date specified therein. The AIS sets forth information about the financial condition of the State of New York. The State intends to update and supplement that Annual Information Statement further as described therein.



    The AIS set forth in this Appendix D is dated June 3, 2002 and contains information only through that date. It has been updated on November 14, 2002 for specified information only through that date. Appendix D sets forth the section of the AIS entitled "Current Fiscal Year." The remaining sections of the AIS set out under the headings "Prior Fiscal Year," "Economics and Demographics," "Debt and other Financing Activities," "State Organization," "Authorities and Localities," "Litigation," and "Exhibits" are not included herein. The entire AIS, including such remaining sections, was filed with each Nationally Recognized Municipal Securities Information Repository (NRMSIR). An official copy of the AIS may be obtained by contacting a NRMSIR, or the Division of the Budget, State Capitol, Albany, NY 12224, Tel: (518) 473-8705. An informational copy of the AIS is available on the Internet at http://www.state.ny.us/dob.



    The General Purpose Financial Statements of the State of New York for the State fiscal year ended March 31, 2002 were prepared by the State Comptroller in accordance with generally accepted accounting principles and independently audited in accordance with generally accepted auditing standards. The General Purpose Financial Statements were issued in July 2002 and have been referred to or set forth thereafter in appendices of information concerning the State in official statements of the State and certain of its public authorities. The General Purpose Financial Statements of the State for the State fiscal year ended March 31, 2002 may be obtained by contacting the Office of the State Comptroller, 110 State Street, Albany, NY 12236 Tel: (518) 474-4015.

                 UPDATE TO THE ANNUAL INFORMATION STATEMENT OF
                             THE STATE OF NEW YORK
                               NOVEMBER 14, 2002



    This quarterly update to the AIS (the "Update") of the State of New York is dated November 14, 2002 and contains information only through that date. It is the second quarterly update to the AIS of the State of New York dated June 3, 2002, and contains the following:



    - A review of the second quarterly update to the cash-basis 2002-03 State Financial Plan, including operating results through September 30, 2002;



    -  A discussion of the national and State economies;



    - Special considerations highlighting the increasing risks to the State's Financial Plan;



    - A summary of the State's GAAP-basis projections for 2002-03 and GAAP operating results for 2001-02;



    - Updated information about the State's five-year Capital Program and Financing Plan and its performance under the debt caps established by the Debt Reform Act of 2000;



    -  Information on the State Retirement System;



    -  An update on certain authorities and localities; and



    - A summary of events since the date of the AIS related to litigation against the State.



    Readers may obtain the AIS, updates and any supplements or DGNs by contacting the Division of the Budget ("DOB"), State Capitol, Albany, NY 12224,
(518) 473-8705, or the Office of the State Comptroller ("OSC"), 110 State Street, Albany, NY 12236, (518) 474-4015. Informational copies of the AIS, updates and supplements are also available electronically on the DOB Internet site and on file with Nationally Recognized Municipal Securities Information Repositories. Please note that DOB's new internet address is http://www.budget.state.ny.us. Typographical or other errors may have occurred in converting the original source documents to their digital format, and DOB assumes no liability or responsibility for errors or omissions contained at the Internet site.



               CURRENT FISCAL YEAR (2002-03 STATE FINANCIAL PLAN)



    The State generally issues quarterly modifications to the cash-basis Financial Plan, as provided by law. The modifications summarize actual receipts and disbursements to date for each reporting period, and describe any revisions to the forecast of total receipts and disbursements for then-current fiscal year.



                                MID-YEAR UPDATE



    On October 30, 2002, DOB issued its second quarterly update to the 2002-03 Financial Plan (the "Mid-Year Plan"). Based on actual results to date, the Mid-Year Plan contained no revisions from the Financial Plan issued with the 2002-03 Enacted Budget (and reported on in the AIS and first quarterly update to the AIS). However, the Mid-Year Plan noted that current economic and financial trends--in particular, the prolonged and substantial decline in equity markets and the poor profit performance of financial service firms--have made it more likely that actual receipts for the 2002-03 fiscal year will fall significantly below the levels reported in the current Financial Plan. Whether this potentially significant decline in the State's revenue situation occurs depends on several factors, including the pace of the state and national economic recovery, the profit performance of the financial sector, and the timing of tax payments. DOB is continuously analyzing actual data and available information on the financial services industry and the economy in general to assess any potential negative impact on receipts. However, given the uncertainties surrounding the economy in general and the financial services sector in particular, DOB is unable at this time to quantify with confidence the potential impact on expected tax receipts. For a more detailed discussion on the components of risk in the current year, please see "Special Considerations" in this Update.



    The State currently has $710 million in the Tax Stabilization Reserve Fund to guard against potential risks. Consistent with prudent fiscal practices, DOB is also developing a range of approaches totaling five percent of General Fund spending to help bolster the State's reserves and respond to the heightened uncertainties surrounding the receipts forecast. Accordingly, DOB will continue to maintain a strict hiring freeze and controls on all discretionary spending, initiate debt management actions to lower debt service costs, and take other administrative measures to reduce costs in the current year.



    DOB is closely monitoring receipts and disbursement trends and expects to issue a revised Financial Plan for the current fiscal year as part of the 2003-04 Executive Budget submission, which is required by law to be submitted by February 1, 2003. At that time, it will also submit a balanced 2003-04 Financial Plan and formally update its projections of receipts and disbursements for fiscal years 2004-05 and 2005-06. DOB expects to propose actions to close a 2003-04 budget gap that is currently anticipated to be substantially larger than the $2.8 billion imbalance projected in February 2002. Factors affecting the potential budget imbalance include the possible impact of economic and financial market instability on receipts (which could cause losses in excess of five percent from current projections), the use of reserves and other non-recurring resources to balance the 2002-03 budget, and higher pension costs and entitlement spending.



    The Governor will submit a balanced budget and Financial Plan for 2003-04 in early 2003, as required by law. In recent years, the State has closed projected budget gaps estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1.0 billion (in each of the fiscal years 1998-99 through 2000-01) and $6.8 billion in 2002-03.



GENERAL FUND



    Consistent with the Enacted and July Financial Plans, the Mid-Year Plan projected General Fund receipts, including transfers from other funds, will total $39.90 billion in 2002-03, a decrease of $1.25 billion or -3.0 percent from the 2001-02 fiscal year. General Fund disbursements, including transfers to other funds, were projected to total $40.21 billion for 2002-03, an annual decrease of $1.01 billion or -2.4 percent from 2001-02. The General Fund closing balance is projected to total $716 million, a decline of $316 million from 2001-02 (30.6 percent).



    Projected General Fund receipts include $35.08 billion in tax receipts, $2.15 billion in miscellaneous receipts, and $2.67 billion in transfers from other funds. The transfer of $1.68 billion in resources through the tax refund reserve account from fiscal year 2001-02 to fiscal year 2002-03 affects the change in State receipts by depressing reported actuals for 2001-02 and increasing 2002-03 projections. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one fiscal year to the next. Changes to the refund reserve impact the level of reported personal income tax receipts.



    Projected General Fund disbursements in the Mid-Year Plan are also unchanged from the levels projected in the Enacted and July Plans. The annual decrease in spending results from efforts to limit the growth of State operations, capital and debt service costs, and by the reduction of General Fund spending through the use of alternate financing sources, including TANF reserves and health care resources created under the Health Care Reform Act (HCRA). These reductions are partially offset by increases for school aid, collective bargaining, pensions and other fringe benefits, and underlying programmatic growth in health programs.



    The projected 2002-03 General Fund closing balance of $716 million consists of $710 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund) and $6 million in the Contingency Reserve Fund (the State's litigation reserve).



    The 2002-03 General Fund closing balance excludes amounts on deposit in the refund reserve account. The State had a balance of $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year and projects a balance of $427 million on deposit at the end of 2002-03 (a decline of $1.25 billion from 2001-02). The change is primarily attributable to the use of $1.1 billion in reserves to help balance the 2002-03 Financial Plan by replacing revenues lost in the aftermath of the World Trade Center attacks.



    Please see "Mid-Year Update" and "Special Considerations" in this Update for a discussion of risks surrounding the current Financial Plan forecast.

OTHER FUNDS



    The All Governmental Funds Financial Plan does not include appropriated federal "flow-through" disaster aid spending for World Trade Center costs that totaled $532 million in 2001-02 and is projected to total $2.76 billion in 2002-03 as recovery and rebuilding efforts reach full capacity. Nearly all of the federal disaster aid is expected to flow from the Federal Emergency Management Agency through the State Emergency Management Office (SEMO) to New York City and other localities affected by the terrorist attacks.



    All Governmental Funds spending is estimated at $89.56 billion in 2002-03, unchanged from the Enacted Budget and July Plan estimates. All Governmental Funds spending, excluding appropriated federal "pass-through" aid, is expected to increase $5.08 billion or 6 percent over 2001-02. Federal grants growth accounts for $2.70 billion of this increase. Federal aid increases are primarily for Medicaid, including payments to State-operated mental health and retardation facilities and SUNY hospitals ($1.55 billion), the share of the college tuition assistance program financed by TANF ($380 million), social welfare initiatives authorized under TANF ($319 million), services for children and families
($223 million) and the federal share of Child Health Plus ($126 million). All other federal support grows by $103 million, or less than one percent.



    State special revenue spending is projected to be $14.57 billion, an increase of $3.0 billion or 25.9 percent from 2001-02. The largest area of growth in State special revenue funding is for Medicaid, which is projected to total $2.50 billion in 2002-03, an increase of $1.35 billion. Spending from Capital Projects Funds is projected at $5.29 billion, an increase of $977 million or 22.7 percent from last year. The increase will primarily support capital investments to promote economic development ($340 million), transportation ($291 million), and education ($210 million). Spending from Debt Service Funds is estimated at $3.56 billion in 2002-03, a decrease of $592 million or 14.3 percent from 2001-02. The decrease is primarily attributable to the use of $500 million in Debt Reduction Reserve Fund (DRRF) monies during 2001-02 to prepay debt (which was treated as debt service paid in 2001-02 and therefore increased the amount of debt service paid in 2001-02), debt service savings in 2002-03 generated from the use of DRRF, the use of lower-cost State Personal Income Tax Revenue Bonds, and the impact of legislation that will enhance the State's ability to manage its bond portfolio and reduce borrowing costs, and lower interest rates.



MID-YEAR OPERATING RESULTS



    The General Fund ended the first half of the 2002-03 fiscal year with a balance of approximately $1.74 billion, $128 million above Financial Plan cash flow estimates. Receipts and transfers from other funds were $55 million above Plan estimates, and actual disbursements and transfers to other funds were $73 million lower than expected. DOB believes that this positive variance for the first half of the fiscal year is timing related and will not affect Financial Plan projections.



                             PRIOR QUARTERLY UPDATE



    The State issued its First Quarterly Update to the cash-basis 2002-03 State Financial Plan on July 12, 2002 (the "July Plan"). The July Plan remained in balance and made no revisions to the receipts and disbursement projections contained in the 2002-03 Financial Plan that was issued May 22, 2002 (the "Enacted Plan") following final action on the budget for the 2002-03 fiscal year.



    Consistent with the Enacted Plan, the July Plan projected General Fund receipts, including transfers from other funds, totaling $39.90 billion in 2002-03, a decrease of $1.25 billion or -3.0 percent from the 2001-02 fiscal year. General Fund disbursements, including transfers to other funds, were projected to total $40.21 billion for 2002-03, an annual decrease of $1.01 billion or -2.4 percent from the 2001-02 fiscal year. The General Fund closing balance was projected to total $716 million, a decline of $316 million from 2001-02 (30.6 percent).



                             SPECIAL CONSIDERATIONS



    As noted earlier, current economic and financial trends have substantially heightened the risk that actual receipts for the 2002-03 fiscal year will fall significantly below the levels reported in the current Financial Plan. With five months remaining in the current fiscal year, an unusual amount of uncertainty surrounds those factors that have historically been most prominent in determining the State's revenue performance. These factors include the profit performance of the financial sector and the timing of tax payments from high-income individuals and businesses.



    It now appears more likely that the national and State economies will rebound at a slower pace than projected under the current forecast. Equity market instability (fueled by poor earnings, accounting concerns, and fears of further terrorist attacks), a further escalation of tensions in the Middle East and the resultant upward pressure on energy prices, a weakening of growth in consumer spending, and a failure of investment spending to rebound are all factors that are combining to produce a potential return to recessionary conditions.



    More important from a revenue perspective, the prolonged and substantial decline in equity markets has increased the likelihood that tax payments will fall below current projections, as well as increased the uncertainty of the timing of such tax payments. The State receives a substantial portion of tax receipts from the income and profits of financial service employees and companies. In addition, the taxable income of State taxpayers is affected by the changing value of equities and the associated impact on the value of capital gain transactions. Historically, declines in the stock market are followed by declines in personal income tax payments as tax liability associated with market transactions declines.



    Finally, financial service firms have suffered a second consecutive year of poor profit performance related to stock market declines and the fallout associated with the corporate accounting scandals. As a result, there have been, and it is generally expected that there will continue to be, further reductions in employment for this industry and declines in the compensation of highly paid financial service employees.



    For these reasons, it now appears more likely that the State will experience a significant decline in its revenue situation in fiscal year 2002-03. DOB is continuously analyzing actual data and available information from the financial services industry and the economy in general to assess any potential negative impact on receipts. However, given the uncertainties surrounding the economy in general and the financial services sector in particular, DOB is unable at this time to quantify with confidence the potential impact on expected tax receipts.



    The State currently has $710 million in the Tax Stabilization Reserve Fund to guard against potential risks. Consistent with prudent fiscal practices, DOB is also developing a range of approaches totaling five percent of General Fund spending to help bolster the State's reserves and respond to the heightened uncertainties surrounding the receipts forecast. Accordingly, DOB will continue to maintain a strict hiring freeze and controls on all discretionary spending, initiate debt management actions to lower debt service costs, and take other administrative measures to reduce costs in the current year. In the past, the State has taken both administrative and legislative actions to address potential Financial Plan shortfalls, and DOB believes similar actions can be taken to respond to adverse variances in the current year.



    It is possible that the State Legislature will convene in December 2002 to consider, among other things, legislation to amend the Rockefeller drug laws. If appropriate, other measures could be introduced at that time to enhance the State's capacity to respond to potential Financial Plan risks.



    DOB is closely monitoring receipts and disbursement trends and expects to issue a revised Financial Plan for the current fiscal year as part of the 2003-04 Executive Budget submission, which is required by law to be submitted by February 1, 2003. At that time, it will also submit a balanced 2003-04 Financial Plan and formally update its projections of receipts and disbursements for fiscal years 2004-05 and 2005-06. DOB expects to propose actions to close a 2003-04 budget gap that is currently anticipated to be substantially larger than the $2.8 billion imbalance projected in February 2002. Factors affecting the potential budget imbalance include the possible impact of economic and financial market instability on receipts (which could cause losses in excess of five percent from current projections), the use of reserves and other non-recurring resources to balance the 2002-03 budget, and higher pension costs and entitlement spending.



    The Governor will submit a balanced budget and Financial Plan for 2003-04 in early 2003, as required by law. In recent years, the State has closed projected budget gaps estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1.0 billion (in each of the fiscal years 1998-99 through 2000-01) and $6.8 billion in 2002-03.

                           GAAP-BASIS FINANCIAL PLAN



    State Law requires the State to update its GAAP-basis financial projections for the current fiscal year on or before September 1 of each year. The State based its 2002-03 GAAP projections on the cash estimates in the July Plan and on preliminary GAAP results for the prior fiscal year as reported by the State Comptroller. The projections conform to the accounting standards of the Governmental Accounting Standards Board (GASB) that were in effect at the close of the State's most recent fiscal year. They do not reflect the impact of GASB 34, which will significantly change the presentation of GAAP financial information for state and local governments, or any anticipated GASB standards.



    The State is required to report its financial results in accordance with GASB 34 beginning with the 2002-03 fiscal year. As a result, DOB expects to prepare its GAAP basis financial projections for future years to reflect the changes required under GASB 34. A discussion of the changes required by GASB 34 is included under "GAAP-Basis Results from Prior Years New Financial Reporting Model" below.



    In the First Quarterly Update to the 2002-03 Financial Plan, DOB projected that the General Fund would have an accumulated GAAP surplus of $173 million at the close of 2002-03. In the Mid-Year Update, DOB adjusted its GAAP projections in response to the final audited GAAP-basis results for 2001-02 (summarized in the section entitled "GAAP-Basis Results for Prior Fiscal Years" in this Update), which were not available at the time of the First Quarterly Update. The revised projections forecast an accumulated General Fund GAAP surplus of $58 million at the end of 2002-03. For a discussion of factors that may affect the Financial Plan projections, please see "Mid-Year Update" and "Special Considerations" in this Update.



                           ECONOMICS AND DEMOGRAPHICS



                                THE U.S. ECONOMY



    Although the events of September 11 were a substantial blow to the U.S. economy, continued consumer spending combined with an expansionary fiscal and monetary policy has helped to keep the nation's first recession in ten years relatively mild. Real U.S. GDP declined for the first three quarters of 2001, followed by growth of 2.7 percent in the fourth quarter. The national economy grew 5.0 percent in the first quarter of 2002, but slowed to 1.3 percent in the second quarter.



    DOB's forecast for the U.S. economy for the remainder of 2002 is similar to the one described in the Enacted Budget. Moderate growth in real consumer spending and continuing strength within the housing market are expected to produce slow but steady growth. DOB projects that real U.S. GDP will grow at
2.5 percent in 2002, following growth of 0.3 percent in 2001. The current outlook for personal income is similar to that expressed in the Enacted Budget. DOB expects U.S. personal income to grow 2.9 percent for 2002. The U.S. unemployment rate is forecast to average 5.8 percent for this year and
5.9 percent for next year.



    DOB's forecast for corporate profits is also similar to that in the Enacted Budget. Following a steep decline of almost 30 percent in the fourth quarter of 2001, producing a decline of 14.3 percent for the year, U.S. corporate profits are expected to fall 1.5 percent in 2002. The outlook for the stock market is more negative than the Enacted Budget forecast, as markets continue to struggle with the threat of war, corporate accounting scandals, bankruptcies, and revelations of fraudulent practices.



                         MAJOR U.S. ECONOMIC INDICATORS



                                     2001 (ACTUAL)  2002 (FORECAST)  2003 (FORECAST)
                                     -------------  ---------------  ---------------
Gross Domestic Product (real)                0.3             2.5              2.9
Personal Income                              3.3             2.9              4.7
Corporate Profits                          (14.3)           (1.5)             8.5
Consumer Price Index                         2.8             1.6              2.9



Notes: Numbers above are percent change over prior calendar year. DOB estimates are based on National Income and Product Account data through September 2002. Estimates

    There are significant risks to the current forecast, foremost among them being equity market instability fueled by accounting troubles and fears of further terrorist attack. In addition, a further escalation of tensions in the Middle East could put upward pressure on energy prices, negatively impacting both consumer spending and corporate profits. Higher energy prices could also delay the global recovery, reducing export growth below expectations. A weakening dollar could lead to higher-than-expected inflation, pressuring the Federal Reserve Board to increase interest rates sooner or higher. A weakening of growth in consumer spending or a failure of investment spending to grow could result in a return to recessionary conditions. The significant decline in equity market prices has the potential to adversely impact consumer behavior and exert a corresponding negative impact on the economy. In contrast, a stronger-than-anticipated global recovery could result in stronger export and profits growth than expected.



                                NEW YORK ECONOMY



    As anticipated, the World Trade Center terrorist attacks have had an even more devastating impact on New York than on the national economy as a whole. The current DOB forecast for the State economy is not significantly different from that of the Enacted Budget. However, the events that have occurred since the Enacted Budget have increased the downside risks to the forecast.



    The performance of the financial markets poses the most substantial risk. The market for equities has continued to deteriorate significantly since the release of the Enacted Budget Report resulting in a decline in finance industry employment and weaker prospects for bonus income later in the season. Given the critical role that the finance industry plays in New York, weakness in that industry could spread to other economic sectors, putting additional downward pressure on State employment and income.



    The possibility of hostilities in the Middle East poses another risk. It is impossible to accurately predict the economic impact of such an event or even its direction. However, a further spike in oil prices, a loss of international tourism, and the redirection toward the war effort of resources that might have aided in strengthening the current recovery can be expected to have a negative impact.



                       MAJOR NEW YORK ECONOMIC INDICATORS



                                     2001 (ACTUAL)  2002 (FORECAST)  2003 (FORECAST)
                                     -------------  ---------------  ---------------
Personal Income                              2.9             0.5              3.5
Nonagricultural Employment                  (0.5)           (0.8)             0.9
Unemployment Rate                            4.9             6.4              5.8



Note: Numbers above are percent change over prior calendar year. Personal income and nonagricultural employment for 2001, and all forecasts for 2002 and 2003, are projected by DOB.

                   GAAP-BASIS RESULTS FOR PRIOR FISCAL YEARS



    The Comptroller has prepared general purpose financial statements on a GAAP basis for governments as promulgated by the Governmental Accounting Standards Board. The statements, released in July each year, contain a Combined Balance Sheet and Combined Statement of Revenues, Expenditures and Changes in Fund Balances. These statements are audited by independent certified public accountants. The Comptroller also prepares and issues a Comprehensive Annual Financial Report, which includes a financial overview, the general purpose financial statements, individual fund combining statements, and a statistical section. For information regarding the State's accounting and financial reporting requirements, see the section entitled "State Organization--Accounting, Financial Reporting and Budgeting."



    Both the General Purpose Financial Statements and Comprehensive Annual Financial Report for the 2001-02 fiscal year can be obtained from the Office of the State Comptroller, 110 State Street, Albany, NY 12236. The following table summarizes recent governmental funds results on a GAAP basis.

               COMPARISON OF ACTUAL GAAP-BASIS OPERATING RESULTS
                               SURPLUS/(DEFICIT)
                             (MILLIONS OF DOLLARS)



                                    SPECIAL   DEBT    CAPITAL       ALL            ACCUM.
                           GENERAL  REVENUE  SERVICE  PROJECTS  GOVERNMENTAL    GENERAL FUND
FISCAL YEAR ENDED           FUND     FUNDS    FUNDS    FUNDS       FUNDS      SURPLUS/(DEFICIT)
-----------------          -------  -------  -------  --------  ------------  -----------------
March 31, 2002             (3,418)    (970)      76      (134)      (4,446)              493
March 31, 2001                245    1,252      (20)      109        1,586             3,910**
March 31, 2000              2,229      665       38        99        3,031             3,925
March 31, 1999              1,078     (117)     209       154        1,324             1,696*



  *  As restated in 2000.
 **  As restated in 2002.




                         NEW FINANCIAL REPORTING MODEL



    In 1999, GASB issued a new standard known as GASB 34, "Basic Financial Statements--and Management's Discussion and Analysis (MD&A)--for State and Local Governments." GASB 34 will significantly affect the accounting and financial reporting for all state and local governments. For the State the standard will be effective for its fiscal year ending March 31, 2003. The new financial reporting model will redefine the current financial reporting model by changing its focus to major funds, rather than fund types, require a new section called management discussion and analysis (the "MD&A"), and contain new government-wide financial statements which will include all revenues and all costs of providing services each year. The new Basic Financial Statements and the MD&A will be issued in place of the general purpose financial statements. The new statements will report on all current assets and liabilities and also long-term assets and liabilities, such as capital assets, including infrastructure (e.g., roads and bridges).



                              2001-02 FISCAL YEAR



    The State completed its 2001-02 fiscal year with a combined governmental funds operating deficit of $4.45 billion on a GAAP basis, which included operating deficits in the General Fund ($3.42 billion), in Special Revenue Funds ($970 million) and in Capital Projects Funds ($134 million) offset by an operating surplus in the Debt Service Funds ($76 million). The accumulated General Fund surplus as of March 31, 2001 has been restated to reflect the adoption of new accounting standards and the reclassification of individual funds/accounts included within the General Fund to reflect OSC's determination that the purposes and uses of such funds/accounts had changed. Adoption of two new accounting standards affected the prior year fund balances, including GASB 33, "Accounting and Financial Reporting for Nonexchange Transactions," and GASB 36, "Recipient Reporting for Certain Shared Nonexchange Revenues." GASB 33 provides guidance on the timing of recognition for nonexchange transactions involving financial and/or capital resources including taxes and local assistance grants. GASB 36 requires symmetrical accounting treatment for certain revenues shared by both provider and recipient governments.



GENERAL FUND



    The State reported a General Fund operating deficit of $3.42 billion for the 2001-02 fiscal year on a GAAP basis, as compared to an operating surplus of $245 million for the 2000-01 fiscal year. This operating deficit was financed by reducing the State's accumulated General Fund surplus from $3.91 billion to $.49 billion. The operating deficit for the 2001-02 fiscal year resulted in part from a $2.0 billion decline (5.2 percent) in tax revenues, including a $1.4 billion decline in personal income tax revenues caused primarily by the World Trade Center disaster and the economic slowdown. Also contributing to the operating deficit was a $985 million increase in expenditures, which included increases in expenditures for education ($436 million), social services
($398 million), health and environment ($395 million), personal service
($129 million) and pension contributions ($48 million). The increases in the above expenditure categories were partially offset by declines in expenditures for general purpose aid ($428 million), criminal justice ($78 million), and other fringe benefits ($51 million). The State reported an accumulated fund balance of $493 million in the General Fund for its 2001-02 fiscal year.

    Personal income taxes, business taxes, consumption and use taxes, and miscellaneous revenues fell from the prior fiscal year with only other taxes reporting an increase. The decline in personal income taxes of $1.4 billion (5.9 percent) was caused by the World Trade Center disaster and the economic slowdown, a decline in the rate of growth for wage and salary income, a decline in year-end bonus payments, and an increase in realized capital losses. Business taxes declined by $650 million (16 percent) primarily due to the World Trade Center disaster, which caused several large taxpayers with office space in the World Trade Center to incur significant losses in property and business resulting in lower tax liabilities for those business tax payers. Consumption and use taxes decreased $336 million (4.5 percent), primarily as a result of an increase in the portion of motor vehicle fees distributed to the Dedicated Highway and Bridge Trust Fund (a Capital Projects Fund) and the Dedicated Mass Transportation Trust Fund (a Special Revenue Fund) and a decline in sales tax revenues. Other taxes, primarily estate and gift taxes, increased $400 million (54.8 percent), mainly due to several large estates that filed their final returns. Miscellaneous revenues decreased $8 million (0.3 percent).



    As previously noted, the General Fund expenditures increased $985 million (2.5 percent) from the 2000-01 fiscal year. The largest increases occurred in the areas of education, social services, and health and environment. Education expenditures grew $436 million (3.1 percent) due mainly to an increase in spending for support for public schools. Social services expenditures increased $398 million (4.3 percent) due primarily to increased spending for the Medicaid program. Health and environment expenditures increased over $395 million
(39.4 percent) primarily reflecting increased spending for the Elderly Pharmaceutical Insurance Coverage and Child Health Plus programs. General purpose expenditures declined by $428 million (30.8 percent) primarily due to the required adoption of a new accounting standard (GASB Statement No. 33) which resulted in the restatement of 2001 expenditures to include an additional
$369 million in expenditures. Personal service costs increased $129 million
(1.9 percent) principally as a result of increases in wages as required by previously approved collective bargaining agreements.



    Net other financing sources in the General Fund decreased $441 million
(90.0 percent). This net decrease resulted from a decline in proceeds from bonds issued to fund aid payments for local government transportation capital projects and increased transfers to other funds of $244 million, both of which were partially offset by an increase of more than $100 million in transfers from the Abandoned Property Fund. The increase in transfers to other funds was primarily caused by increased subsidies for higher education (SUNY and CUNY).



SPECIAL REVENUE, DEBT SERVICE AND CAPITAL PROJECTS FUND TYPES



    An operating deficit of $970 million was reported for the Special Revenue Funds for the 2001-02 fiscal year on a GAAP basis, which resulted in the decline of the accumulated fund balance in this fund type to $2.4 billion. Revenues increased $1.4 billion over the prior fiscal year (3.7 percent) as a result of increases in federal grants of $3.3 billion and increased lottery revenues of $568 million, offset by declines in personal income tax revenue of $1.77 billion and decline in miscellaneous revenues of $554 million. The increase in federal grants is primarily related to increased Medicaid claims and disaster aid payments related to the World Trade Center disaster. The decline in personal income tax revenue is primarily due to the reciprocal effect of the increased transfers in March 2001 of surplus funds ($1.2 billion) from the General Fund for School Tax Relief (STAR) program payments occurring in 2002. Expenditures increased $3.85 billion (11.9 percent) as a result of increased costs for local assistance grants of $2.4 billion, World Trade Center disaster assistance payments of $983 million and an increase in the cost of lottery games of $287 million. Net other financing uses decreased $207 million (4.8 percent).



    Debt Service Funds ended the 2001-02 fiscal year with an operating surplus of $76 million and, as a result, the accumulated fund balance in this fund type increased to $2.4 billion. Revenues declined by $120 million (3.6 percent) primarily because of decreases in dedicated tax revenues while debt service expenditures also decreased by $300 million (8.2 percent) primarily due to a decline in the amount of reserve funds used to repay outstanding debt in advance. Net other financing sources decreased $84 million (24.0 percent).



    An operating deficit of $134 million was reported in the Capital Projects Funds for the State's 2001-02 fiscal year end, as a result, the accumulated fund balance deficit increased to $154 million. Revenues increased $208 million
(7.3 percent) primarily because of an increase in the allocation of motor fuel taxes and motor vehicle fees. Revenue increases were partially offset by a decline in federal grant revenue attributable to decreased spending for highways and bridges. Expenditures declined $12 million (0.3 percent). Net other financing sources decreased by $463 million (35.2 percent) primarily due to a decline in proceeds from the issuance of financing arrangements and increased transfers from the Dedicated Highway and Bridge Trust fund in support of expenditures for debt service.



                      DEBT AND OTHER FINANCING ACTIVITIES



                             2002-03 BORROWING PLAN



    Section 22-c of the State Finance Law requires the State to update its five-year Capital Program and Financing Plan (the "Plan") within 90 days after the enactment of the State Budget. DOB issued an update to the Plan covering the years 2002-03 through 2006-07 on August 16, 2002. Over the five-year Plan, annual debt issuances are expected to average $3.1 billion to support average annual capital projects spending of $5.1 billion, with the remainder financed with State and federal pay-as-you-go resources. Total State-supported debt service costs are projected to increase from $3.65 billion in 2002-03 to $4.75 billion in 2006-07, an average annual increase of 6.8 percent, and total State-supported debt outstanding is expected to increase from $39.0 billion in 2002-03 to $41.9 billion in 2006-07, an average annual increase of 1.8 percent.



    A copy of the updated Plan can be obtained by contacting the Division of the Budget, State Capitol, Albany, NY 12224, (518) 473-8705, or by visiting its website (http://www.budget.state.ny.us).



              DEBT REFORM ACT--LIMITATIONS ON STATE-SUPPORTED DEBT



    The Debt Reform Act of 2000, which applies to all new State-supported debt issued after March 31, 2000, imposes phased-in caps that limit new debt outstanding to four percent of personal income and new debt service costs to five percent of total governmental receipts. Pursuant to Section 23 of the State Finance Law, the State is required to calculate compliance with the caps annually and report the findings in the Financial Plan update most proximate to October 31. For the 2001-02 fiscal year, both caps are set at 1.25 percent. On October 30, 2002, the State reported that it was in compliance with both debt caps, with new debt outstanding at 0.67 percent of personal income and new debt service at 0.36 percent of total governmental receipts.



                               STATE ORGANIZATION



                            STATE RETIREMENT SYSTEMS



GENERAL



    The New York State and Local Retirement Systems (the "Systems") provide coverage for public employees of the State and its localities (except employees of New York City and teachers, who are covered by separate plans). The Systems comprise the New York State and Local Employees Retirement System and the New York State and Local Police and Fire Retirement System. The Comptroller is the administrative head of the Systems. State employees made up about 35 percent of the membership during the 2001-02 fiscal year. There were 2,859 other public employers participating in the Systems, including all cities and counties (except New York City), most towns, villages and school districts (with respect to non-teaching employees) and a large number of local authorities of the State.



    As of March 31, 2002, 637,896 persons were members and 306,604 pensioners or beneficiaries were receiving benefits. The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. Members cannot be required to begin making contributions or make increased contributions beyond what was required when membership began.



CONTRIBUTIONS



    Funding is provided in large part by employer and employee contributions. Employers contribute on the basis of the plan or plans they provide for members. Members joining since mid-1976, other than police and fire members, have been required to contribute 3 percent of their salaries. Recently, the Governor signed new legislation that eliminates such member contributions after employees have completed 10 years of retirement system service or membership. For State employees, the Governor is granted the discretion to confer this benefit by negotiating unit.



    By law, the State makes its annual payment to the Systems on or before March 1 for the then current fiscal year ending on March 31 based on an estimate of the required contribution prepared by the Systems. The Director of the Budget is authorized to revise and amend the estimate of the Systems' bill for purposes of preparing the State's budget for a fiscal year. Legislation also provides that any underpayments by the State (as finally determined by the Systems) must be paid, with interest at the actuarially assumed interest earnings rate, in the second fiscal year following the year of the underpayment. Similarly, any overpayment for a fiscal year serves as a credit against the Systems' estimated bill for the second fiscal year following the fiscal year in which the overpayment is made.



    OSC expects that, due in large part to the poor equity market performance for the past two years and in the current year and the fact that employer contributions are based upon a five-year smoothing of equity investments, contributions to the Systems by all employers will increase significantly in 2003-04. As required by State statute, OSC issued an October 15, 2002 State billing estimate with three possible scenarios, ranging from $399 million to $986 million, for fiscal year 2003-04 State employer contributions. The actual billed amount will not be known until June, 2003 after the close of the State's 2002-03 Fiscal Year on March 31, 2003.



ASSETS AND LIABILITIES



    Assets are held exclusively for the benefit of members, pensioners and beneficiaries. Investments for the Systems are made by the Comptroller as trustee of the Common Retirement Fund, a pooled investment vehicle. OSC reports the net assets available for benefits as of March 31, 2002 were $112.7 billion (including $2.1 billion in receivables), a decline of $1.3 billion or
1.2 percent from the 2000-01 level of $114 billion, reflecting, in large part, equity market performance. OSC reports that the present value of anticipated benefits for current members, retirees, and beneficiaries as of March 31, 2002 was $127 billion (including $42.7 billion for current retirees and beneficiaries), an increase of $6.8 billion or 5.7% from the 2000-01 level of $120.2 billion. The funding method used by the Systems anticipates that the net assets, plus future actuarially determined contributions, will be sufficient to pay for the anticipated benefits of current members, retirees and beneficiaries. Actuarially determined contributions are calculated using actuarial assets and the present value of anticipated benefits. Actuarial assets differ from net assets in that they are calculated using a five-year smoothing method for valuing equity investments and using amortized cost instead of market value for bonds and mortgages. Actuarial assets increased from $119.5 billion in 2001 to $125.2 billion on March 31, 2002. The table below shows the actuarially determined contributions that have been made over the last six years. See also "Contributions" above.



                    NET ASSETS AVAILABLE FOR BENEFITS OF THE
                 NEW YORK STATE AND LOCAL RETIREMENT SYSTEMS(1)
                             (MILLIONS OF DOLLARS)



                                       INCREASE/
FISCAL YEAR ENDED                     (DECREASE)
    MARCH 31       TOTAL ASSETS(2)  FROM PRIOR YEAR
-----------------  ---------------  ---------------
          1997            83,947             8.4
          1998           106,319            26.7
          1999           112,723             6.0
          2000           128,889            14.3
          2001           114,044           (11.5)
          2002           112,725            (1.2)



(1) Includes relatively small amounts held under Group Life Insurance Plan. Includes some employer contribution receivables. Fiscal year ending
     March 31, 2002 includes approximately $2.1 billion of receivables.
(2) Includes certain accrued employer contributions to be paid with respect to service rendered during fiscal years other than the year shown.

                           CONTRIBUTIONS AND BENEFITS
                  NEW YORK STATE AND LOCAL RETIREMENT SYSTEMS
                             (MILLIONS OF DOLLARS)



FISCAL YEAR                                                         TOTAL
   ENDED     ALL PARTICIPATING     LOCAL                           BENEFITS
 MARCH 31      EMPLOYERS(1)     EMPLOYERS(1)  STATE(1)  EMPLOYEES  PAID(2)
-----------  -----------------  ------------  --------  ---------  --------
     1997              904             497        407       348      3,204
     1998              463             358        105       369      3,395
     1999              292             156        136       400      3,570
     2000              165              11        154       423      3,787
     2001              215             112        103       319      4,267
     2002              264             199         65       210      4,576



                                    Sources: State and Local Retirement Systems.
(1)  Includes employer premiums to Group Life Insurance Plan.
(2)  Includes payments from Group Life Insurance Plan.




                           AUTHORITIES AND LOCALITIES



                              THE CITY OF NEW YORK



    As required by law, the City prepares a four-year annual financial plan, which is reviewed and revised on a quarterly basis and includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.



    To successfully implement its financial plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. This debt is issued to finance the rehabilitation of the City's infrastructure and other capital needs and to refinance existing debt, as well as to fund seasonal needs and recovery costs related to the attacks on the World Trade Center. In recent years, the State constitutional debt limit would have prevented the City from entering into new capital contracts, except for the creation of the Transitional Finance Authority in 1997 and TSASC, Inc., in 1999 (a local development corporation empowered to issue debt backed by tobacco settlement revenues). The City expects that these actions will provide sufficient financing capacity to continue its capital program at least through fiscal year 2011.



    For its normal operations, the City depends on aid from the State both to enable the City to balance its budget and to meet its cash requirements. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected; that State budgets will be adopted by the April 1 statutory deadline, or interim appropriations will be enacted; or that any such delays will not have adverse impacts on the City's cash flow or expenditures.



    For the 2000-01 and 2001-02 fiscal years (ending June 30), the City had operating surpluses of $2.9 billion and $682 million, respectively, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers.



    The City's June 2002 Financial Plan, which incorporates the enacted budget for 2002-03, includes gap-closing actions of $4.8 billion that balance the 2002-03 budget. The 2002-03 gap-closing program includes resources from agency actions and actions to be taken by the federal and State governments and the municipal unions. The 2002-03 budget also includes $1.5 billion in bond proceeds from the TFA to mitigate a portion of the lost tax revenues related to the September 11, 2001 attack on the World Trade Center. The financial plan does not include wage increases for any City employees beyond the current round of collective bargaining.



    The City published its First Quarter Modification to its financial plan on November 14, 2002. The Modification included significantly lower tax revenue projections, reflecting the continuing decline in financial services sector profits and other revised forecasts, which will result in projected gaps to be closed in fiscal years 2002-03 and 2003-04 of approximately $1.1 billion and $6.4 billion, respectively.



    On July 18, 2002, the Mayor announced he was reserving 7.5 percent of City-funded agency spending, and on October 28, 2002 certain agencies were directed to identify additional savings aggregating 2 percent in fiscal year 2002-03 and 4 percent in 2003-04. The City is working to implement a program that accommodates these reductions by lowering City spending, or identifying alternative revenue sources, in an aggregate amount of approximately $1 billion annually starting in fiscal year 2002-03. As a result of the size of the projected gaps, the First Quarter Modification reflects substantial additional revenue initiatives, including proposed increased taxes, which requires City Council and/or State approval, and City proposals for additional State and federal assistance, to eliminate the projected gap for 2002-03 and to substantially reduce or eliminate the projected gap for fiscal year 2003-04.



                                OTHER LOCALITIES



    To help resolve persistent fiscal difficulties in Nassau County, the State enacted legislation in 2000 that created the Nassau County Interim Finance Authority. The Authority is empowered to issue bonds, backed solely by diverted Nassau County sales tax revenues, to achieve short-term budget relief and ensure credit market access for the County. The Authority has $662 million in bonds and $128 million in BANs outstanding as of the date of this Update. The Authority may also impose financial plan requirements on Nassau County. The State expects to make a total of $100 million in transitional aid payments to the County over a five-year period. To date, the State has provided $70 million in transitional assistance: $25 million in both 2000-01 and 2001-02, and $20 million in 2002-03. Future transitional aid payments ($15 million annually in 2003-04 and 2004-05) must be appropriated by the State and are contingent upon the Authority's annual approval of Nassau County's financial plan.



                                   LITIGATION



    The State is party to other claims and litigation, which either its legal counsel has advised that it is not probable that the State will suffer adverse court decisions or the State has determined do not meet the materiality threshold described in the first paragraph of this section of the AIS. Although the amounts of potential losses, if any, resulting from this litigation are not presently determinable, it is the State's opinion that its ultimate liability in any of these cases is not expected to have a material and adverse effect on the State's financial position in the 2002-03 fiscal year or thereafter.



    The General Purpose Financial Statements for the 2001-02 fiscal year reported awarded and anticipated unfavorable judgments of $698 million, of which $91 million is expected to be paid during the 2002-03 fiscal year (for more information on the State's estimated liability, see footnote 13 in the General Purpose Financial Statements for the 2001-02 fiscal year).



    Adverse developments in these proceedings could affect the ability of the State to maintain a balanced 2002-03 Financial Plan. The State believes that the proposed 2002-03 Financial Plan includes sufficient reserves to offset the costs associated with the payment of judgments that may be required during the 2002-03 fiscal year, but there can be no assurance that adverse decisions in legal proceedings against the State would not exceed the amount of all potential 2002-03 Financial Plan resources available for the payment of judgments.



                             STATE FINANCE POLICIES



    In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of those portions of Chapter 1 of the Laws of 2002 which relate to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Chapter 1 requires, in part, that upon such conversion, assets representing 95% of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in Section 7317 of the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which is returnable simultaneously with the motions to dismiss, on November 26, 2002.



                                 LINE ITEM VETO



    In SILVER V. PATAKI, the Speaker of the Assembly of the State of New York challenges the Governor's application of his constitutional line item veto to certain portions of budget bills adopted by the State Legislature contained in Chapters 56, 57 and 58 of the Laws of 1998. By decision dated July 20, 2000, the Appellate Division reversed the January 7, 1999 order of the Supreme Court, New York County, and dismissed the petition. By opinion dated July 10, 2001, the Court of Appeals reversed the decision of the Appellate Division, holding that plaintiff has the capacity and standing to sue as a member of the Assembly. By order dated June 17, 2002, the Supreme Court, New York County, granted defendant's motion for summary judgment, dismissing the complaint. Plaintiff has appealed to the Appellate Division, First Department. On July 22, 2002, the Senate of the State of New York moved in Supreme Court to intervene and for reargument.



                                 BUDGET PROCESS



    In PATAKI V. MCCALL, ET AL., the Governor seeks a judgment declaring that the actions of the Senate and the Assembly in voting and passing 46 budget bills on August 2, 2001 and August 3, 2001 violated Article 7, sections 4 and 5 of the State Constitution, because they deleted provisions of appropriations proposed by the Governor, substituted other appropriations, and considered other appropriation bills prior to taking action on the appropriation bills submitted by the Governor. The action also seeks to enjoin the approval of vouchers submitted pursuant to the budget bills enacted by the Senate and Assembly. This action would not affect appropriations enacted to pay debt service obligations for the 2001-02 fiscal year.



    By decision and order dated November 7, 2001, the Supreme Court, Albany County, granted the State Comptroller's motion to dismiss this action as against the Comptroller. The plaintiff has appealed from that order. By decision and order dated January 17, 2002, the Supreme Court, Albany County, granted summary judgment dismissing certain affirmative defenses and declaring the actions of the Legislature in enacting the budget bills as modified or proposed by the Legislature other than the Legislative and Judiciary budget bills an unconstitutional violation of article VII of the State Constitution and denied defendants' cross-motions for summary judgment. Defendants have appealed from the January 17, 2002 order to the Appellate Division, Third Department.



                              REAL PROPERTY CLAIMS



    Indian land claims include CAYUGA INDIAN NATION OF NEW YORK V. CUOMO, ET AL., and CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., V. STATE OF NEW YORK, ET AL., both in the United States District Court for the Northern District of New York and SENECA NATION OF INDIANS, ET AL. v. State, et al., in the United States District Court for the Western District of New York.



    In the Cayuga Indian Nation of New York case, plaintiffs seek monetary damages for their claim that approximately 64,000 acres in Seneca and Cayuga Counties were illegally purchased by the State in 1795. Prior to trial, the court held that plaintiffs were not entitled to seek the remedy of ejectment. In October 1999, the District Court granted the federal government's motion to have the State held liable for any damages owed to the plaintiffs. In February 2000, at the conclusion of the damages phase of the trial of this case, a jury verdict of $35 million in damages plus $1.9 million representing the fair rental value of the tract at issue was rendered against the defendants. By decision and judgment dated October 2, 2001, the District Court also granted plaintiffs
$211 million in prejudgment interest. The State has appealed from the judgment to the United States Court of Appeals for the Second Circuit.



                                   SCHOOL AID



    In CAMPAIGN FOR FISCAL EQUITY, INC. ET AL. V. STATE, ET AL. (Supreme Court, New York County), plaintiffs challenge the State's method of providing funding for New York City public schools. Plaintiffs seek a declaratory judgment that the State's public school financing system violates article 11, section 1 of the State Constitution and Title VI of the federal Civil Rights Act of 1964 and injunctive relief that would require the State to satisfy State Constitutional standards.



    This action was commenced in 1993. In 1995, the Court of Appeals affirmed the dismissal of claims under the equal protection clauses of the federal and State constitutions and Title VI of the federal Civil Rights Act of 1964. It reversed dismissal of the claims under article 11, section 1 of the State Constitution and implementing regulations of Title VI, and remanded these claims for trial.



    By decision dated January 9, 2001, following trial, the trial court held that the State's education funding mechanism does not provide New York City students with a "a sound basic education" as required by the State Constitution, and that it has a disparate impact on plaintiffs in violation of regulations enacted by the U.S. Department of Education pursuant to Title VI of the Civil Rights Act of 1964. The court ordered that defendants put in place reforms of school financing and governance designed to redress those constitutional and regulatory violations, but did not specify the manner in which defendants were to implement these reforms. The State appealed, and the trial court's decision was stayed pending resolution of the appeal. By decision and order entered June 25, 2002, the Appellate Division, First Department, reversed the January 9, 2001 decision and dismissed the claim in its entirety. On July 22, 2002, the plaintiffs filed a notice of appeal to the decision and order to the Court of Appeals.



                                 STATE PROGRAMS



                                    MEDICAID



    There are two separate cases or lines of cases reported in this section.



    Several cases challenge provisions of Chapter 81 of the Laws of 1995 which alter the nursing home Medicaid reimbursement methodology on and after April 1, 1995. Included are NEW YORK STATE HEALTH FACILITIES ASSOCIATION, ET AL., V. DEBUONO, ET AL., ST. LUKE'S NURSING CENTER, ET AL. V. DEBUONO, ET AL., NEW YORK ASSOCIATION OF HOMES AND SERVICES FOR THE AGING V. DEBUONO, ET AL. (THREE CASES), HEALTHCARE ASSOCIATION OF NEW YORK STATE V. DEBUONO AND BAYBERRY NURSING HOME ET AL. V. PATAKI, ET AL. Plaintiffs allege that the changes in methodology have been adopted in violation of procedural and substantive requirements of State and federal law.



    In a consolidated action commenced in 1992 (DOWD, ET AL. V. BANE, Supreme Court, New York County), Medicaid recipients and home health care providers and organizations challenge (1) the 1992 promulgation by the State Department of Social Services (DSS) of a home assessment resource review instrument (HARRI), to be used by DSS to determine eligibility for and the nature of home health care services for Medicaid recipients, and (2) the DSS policy of limiting reimbursable hours of service until a patient is assessed using the HARRI. In a related case, RODRIGUEZ V. DEBUONO, on April 19, 1999, the United States District Court for the Southern District of New York enjoined the State's use of task based assessment, which is similar to the HARRI, unless the State assesses safety monitoring as a separate task based assessment, on the ground that such use would violate federal Medicaid law and the Americans with Disabilities Act. By order dated October 6, 1999, the Second Circuit reversed the April 19, 1999 order and vacated the injunction.



    In a related case, CHARLES T. SITRIN HEALTH CARE CENTER, INC., ET AL. V. SONY, ET AL., plaintiffs seek a judgment declaring as unconstitutional, under provisions of the Constitutions of the United States and the State, amendments to Public Health Law Section 2907-d, enacted as part of Chapter 1 of the Laws of 2002, also known as the Health Care Workforce Recruitment & Retention Act of 2002, or "HCRA 2002," which impose a 6% assessment on nursing home gross receipts from patient care services and operating income.

                          GENERAL FUND FINANCIAL PLAN
                  ANNUAL CHANGE IN RECEIPTS AND DISBURSEMENTS
                             (MILLIONS OF DOLLARS)



                                     2001-2002           2002-2003
                                      ACTUALS   CHANGE    OCTOBER
                                     ---------  -------  ---------
OPENING FUND BALANCE (1)                1,110      (78)     1,032
                                     ========   ======   ========
PERSONAL INCOME TAX (2)                25,854   (2,512)    23,342
USER TAXES AND FEES:
  Sales and Use Tax                     6,131      225      6,356
  Cigarette and Tobacco Tax               532      (65)       467
  Motor Fuel Tax                            0        0          0
  Motor Vehicle Fees                      185     (121)        64
  Alcoholic Beverage Taxes and Fees       212        6        218
  Auto Rental Tax                          38      (38)         0
                                     --------   ------   --------
  SUBTOTAL                              7,098        7      7,105
                                     --------   ------   --------
BUSINESS TAXES:
  Corporation Franchise Tax             1,515      213      1,728
  Corporation and Utilities Taxes         972       53      1,025
  Insurance Taxes                         633      (36)       597
  Bank Tax                                496       (4)       492
  Petroleum Business Tax                    0        0          0
                                     --------   ------   --------
  SUBTOTAL                              3,616      226      3,842
                                     --------   ------   --------
OTHER TAXES:
  Estate and Gift Taxes                   767      (12)       755
  Real Property Gains Tax                   5       (3)         2
  Pari-mutuel Tax                          30       (1)        29
  Other Taxes                               1        0          1
                                     --------   ------   --------
  SUBTOTAL                                803      (16)       787
                                     --------   ------   --------
MISCELLANEOUS RECEIPTS & FEDERAL
  GRANTS                                1,625      523      2,148
TRANSFERS FROM OTHER FUNDS: (2)
  Sales Tax in Excess of LGAC Debt
    Service                             1,750       58      1,808
  All Other Transfers                     398      468        866
                                     --------   ------   --------
  SUBTOTAL                              2,148      526      2,674
                                     --------   ------   --------
TOTAL RECEIPTS                         41,144   (1,246)    39,898
                                     ========   ======   ========
GRANTS TO LOCAL GOVERNMENTS            27,835     (987)    26,848
STATE OPERATIONS                        7,839      (24)     7,815
GENERAL STATE CHARGES                   2,650      197      2,847
DEBT SERVICE                                0        0          0
TRANSFERS TO OTHER FUNDS:
  In Support of Debt Service            2,086     (235)     1,851
  In Support of Capital Projects          289     (115)       174
  All Other Transfers                     523      156        679
                                     --------   ------   --------
  SUBTOTAL                              2,898     (194)     2,704
                                     --------   ------   --------
TOTAL DISBURSEMENTS                    41,222   (1,008)    40,214
                                     ========   ======   ========
Excess (Deficiency) of Receipts and
  Other Financing Sources over
  Disbursements and Other Financing
  Uses                                    (78)    (238)      (316)
                                     --------   ------   --------
CLOSING FUND BALANCE                    1,032     (316)       716
                                     ========   ======   ========



                                                  Source: Division of the Budget
(1) 2001-02 opening fund balance reflects reclassification of the Fringe Benefit Escrow Fund from the Agency Group Fund to the General Fund.
(2) Includes personal income tax receipts that flow through the Revenue Bond Tax Fund and the OSC reports as a transfer from the Debt Service Funds Group.

                              CASH FINANCIAL PLAN
                             2002-2003 GENERAL FUND
                    COMPARISON OF RECEIPTS AND DISBURSEMENTS
                             (MILLIONS OF DOLLARS)



                                      JULY            OCTOBER
                                      PLAN   CHANGE    PLAN
                                     ------  ------  ---------
OPENING FUND BALANCE                  1,032      0      1,032
                                     ------   ----    -------
RECEIPTS:
Taxes:
  Personal income tax (1)            23,342      0     23,342
  User taxes and fees                 7,105      0      7,105
  Business taxes                      3,842      0      3,842
  Other taxes                           787      0        787
Miscellaneous receipts                2,148      0      2,148
Transfers from other funds:
  LGAC                                1,808      0      1,808
  All other (1)                         866      0        866
                                     ------   ----    -------
  TOTAL RECEIPTS                     39,898      0     39,898
                                     ------   ----    -------
DISBURSEMENTS:
Grants to local governments          26,848      0     26,848
State operations                      7,815      0      7,815
General State charges                 2,847      0      2,847
Transfers to other funds:
  Debt service                        1,851      0      1,851
  Capital projects                      174      0        174
  State university                       86      0         86
  Other purposes                        593      0        593
                                     ------   ----    -------
  TOTAL DISBURSEMENTS                40,214      0     40,214
                                     ------   ----    -------
CHANGE IN FUND BALANCE                 (316)     0       (316)
                                     ------   ----    -------
CLOSING FUND BALANCE                    716      0        716
                                     ======   ====    =======



                                                  Source: Division of the Budget
(1) Includes personal income tax receipts that flow through the Revenue Bond Tax Fund and the OSC reports as a transfer from the Debt Service Funds Group.

                              CASH FINANCIAL PLAN
                        2002-2003 ALL GOVERNMENTAL FUNDS
                             (MILLIONS OF DOLLARS)



                                    SPECIAL  CAPITAL     DEBT
                           GENERAL  REVENUE  PROJECTS  SERVICE    (MEMO)
                            FUND     FUNDS    FUNDS     FUNDS     TOTAL
                           -------  -------  --------  --------  --------
OPENING FUND BALANCE        1,032    1,047      (268)      169     1,980
                           ------   ------   -------   -------   -------
RECEIPTS:
Taxes                      35,076    4,225     1,673     2,479    43,453
Miscellaneous receipts      2,148    9,591     2,507       626    14,872
Federal grants (1)              0   28,783     1,576         0    30,359
                           ------   ------   -------   -------   -------
  TOTAL RECEIPTS           37,224   42,599     5,756     3,105    88,684
                           ------   ------   -------   -------   -------
DISBURSEMENTS: (1)
Grants to local
  governments              26,848   35,442     1,241         0    63,531
State operations            7,815    7,193         0         7    15,015
General State charges       2,847      560         0         0     3,407
Debt service                    0        0         0     3,550     3,550
Capital projects                0        4     4,049         0     4,053
                           ------   ------   -------   -------   -------
  TOTAL DISBURSEMENTS      37,510   43,199     5,290     3,557    89,556
                           ------   ------   -------   -------   -------
OTHER FINANCING SOURCES
  (USES):
Transfers from other
  funds                     2,674    3,002       199     4,984    10,859
Transfers to other funds   (2,704)  (2,477)   (1,241)   (4,537)  (10,959)
Bond and note proceeds          0        0       260         0       260
                           ------   ------   -------   -------   -------
  NET OTHER FINANCING
    SOURCES (USES)            (30)     525      (782)      447       160
                           ------   ------   -------   -------   -------
CHANGE IN FUND BALANCE       (316)     (75)     (316)       (5)     (712)
                           ------   ------   -------   -------   -------
CLOSING FUND BALANCE          716      972      (584)      164     1,268
                           ======   ======   =======   =======   =======



                                                  Source: Division of the Budget
(1)  Excludes appropriated federal "pass-through" aid.

                              GAAP FINANCIAL PLAN
                                  GENERAL FUND
                            2001-2002 AND 2002-2003
                             (MILLIONS OF DOLLARS)



                                     2001-2002  2002-2003
                                      ACTUAL    PROJECTED  CHANGE
                                     ---------  ---------  -------
REVENUES:
Taxes:
  Personal income tax                  22,617     22,566      (51)
  User taxes and fees                   7,136      7,230       94
  Business taxes                        3,412      4,328      916
  Other taxes                           1,129        779     (350)
Miscellaneous receipts                  2,924      3,996    1,072
                                     --------   --------   ------
  TOTAL REVENUES                       37,218     38,899    1,681
                                     ========   ========   ======
EXPENDITURES:
Grants to local governments            28,627     28,426     (201)
State operations                        9,705     10,051      346
General State charges                   2,337      2,330       (7)
Debt service                               16         23        7
Capital projects                            0          1        1
                                     --------   --------   ------
  TOTAL EXPENDITURES                   40,685     40,831      146
                                     ========   ========   ======
OTHER FINANCING SOURCES (USES):
Transfers from other funds              5,369      6,122      753
Transfers to other funds               (5,525)    (4,883)     642
Proceeds of general obligation
  bonds                                     0          0        0
Proceeds from financing
  arrangements/ advance refundings        205        259       54
                                     --------   --------   ------
  NET OTHER FINANCING SOURCES
    (USES)                                 49      1,498    1,449
                                     ========   ========   ======
EXCESS (DEFICIENCY) OF REVENUES AND
  OTHER FINANCING SOURCES OVER
  EXPENDITURES AND OTHER FINANCING
  USES                                 (3,418)      (434)   2,984
                                     ========   ========   ======
ACCUMULATED SURPLUS                       492         58
                                     ========   ========



Source: Division of the Budget

                          ANNUAL INFORMATION STATEMENT
                               STATE OF NEW YORK
                              DATED: JUNE 3, 2002



TABLE OF CONTENTS
--------------------------------------------------------

  Introduction....................................  D-21

CURRENT FISCAL YEAR...............................  D-21
  Recent Events...................................  D-21
  Overview of the 2002-03 Financial Plan..........  D-21
  2002-03 State Financial Plan....................  D-23
  2002-03 GAAP-Basis Financial Plan...............  D-30
  Special Considerations..........................  D-30

  [THE FOLLOWING SECTIONS OF THE AIS ARE NOT SET FORTH
                         HEREIN]

PRIOR FISCAL YEAR
  Cash-Basis Results for Prior Fiscal Years
  GAAP-Basis Results for Prior Fiscal Years

ECONOMIC AND DEMOGRAPHICS
  The U.S. Economy
  The New York Economy
  Economic and Demographic Trends

DEBT AND OTHER FINANCING ACTIVITIES
  Legal Categories of State Debt and Other
    Financings
  Local Government Assistance Corporation
  2002-03 Borrowing Plan
  Debt Reform Act--Limitations on State-Supported
    Debt
  Outstanding Debt of the State and Certain
    Authorities
  Debt Service Requirements
  Long-Term Trends

STATE ORGANIZATION
  State Government
  State Financial Procedures
  State Government Employment
  State Retirement Systems

AUTHORITIES AND LOCALITIES
  Public Authorities
  Metropolitan Transportation Authority
  The City of New York
  Other Localities

LITIGATION
  General
  State Finance Policies
  Real Property Claims
  Civil Rights Claims
  School Aid
  State Programs

EXHIBIT A TO ANNUAL INFORMATION STATEMENT
  Glossary of Financial Terms

EXHIBIT B TO ANNUAL INFORMATION STATEMENT
  Principal State Taxes and Fees

                          ANNUAL INFORMATION STATEMENT
                            OF THE STATE OF NEW YORK



                                  INTRODUCTION



    This Annual Information Statement (AIS) is dated June 3, 2002 and contains information only through that date. This AIS constitutes the official disclosure information regarding the financial condition of the State. It includes a discussion of the State's current fiscal year and results from the three prior fiscal years, as well as information on the State's economy, debt and other financing activities, governmental organization, public authorities and localities, and litigation.



    The State plans to issue updates to this AIS in July 2002, November 2002 and February 2003. The State intends to announce publicly when an update or a supplement is issued. The State may choose to incorporate by reference all or a portion of this AIS in Official Statements or related disclosure documents for State or State-supported debt issuance. Readers may obtain informational copies of the AIS, updates, and supplements by contacting Mr. Louis Raffaele, Chief Budget Examiner, Division of the Budget, State Capitol, Albany, NY 12224,
(518) 473-8705, or the Office of the State Comptroller, 110 State Street, Albany, NY 12236, (518) 474-4015. This AIS has also been filed with the Nationally Recognized Municipal Securities Information Repositories. The General Purpose Financial Statements for the 2001-02 fiscal year will be available beginning in July 2002 and can be obtained from the Office of the State Comptroller, 110 State Street, Albany, NY 12236.



    Informational copies of this AIS are available electronically on the Division of the Budget (DOB) Internet site at www.state.ny.us/dob. Typographical or other errors may have occurred in converting the original source documents to their digital format, and DOB assumes no liability or responsibility for errors or omissions contained at the Internet site.



    The information relating to the State of New York in this AIS has been furnished by DOB and the Office of the State Comptroller (OSC), with additional information obtained from sources that the State believes to be reliable, but its presentation herein has not been subject to an independent audit process. Information relating to matters described in the section entitled "Litigation" is furnished by the Office of the State Attorney General. This AIS, including the Exhibits attached hereto, should be read in its entirety, together with any update or supplement.



    During the fiscal year, the Governor, the State Comptroller, State legislators, and others may issue statements or reports that contain predictions, projections or other information relating to the State's financial condition, including potential operating results for the current fiscal year and projected baseline gaps for future fiscal years, that may vary materially from the information provided in this AIS. Investors and other market participants should, however, refer to this AIS, as revised, updated, or supplemented, for official information regarding the financial condition of the State.



                              CURRENT FISCAL YEAR



                                 RECENT EVENTS



    The State's current fiscal year began on April 1, 2002 and ends on March 31, 2003. The State Legislature enacted appropriations for all State-supported, contingent contractual, and certain other debt service obligations for the entire 2002-03 fiscal year on March 26, 2002, and the remaining appropriations and accompanying legislation constituting the budget for the 2002-03 fiscal year on May 16, 2002. The Governor did not veto any legislative additions to the budget.



                     OVERVIEW OF THE 2002-03 FINANCIAL PLAN



    In January 2002, the Governor presented a balanced 2002-03 Financial Plan (the Executive Plan) with proposals that closed a combined 2001-02 and 2002-03 General Fund budget gap of $6.8 billion, according to DOB. The Executive Plan reflected legislative and administrative actions taken during 2001-02 following the World Trade Center terrorist attacks that produced savings of $2.4 billion; the use of reserves set aside for economic uncertainties ($1.11 billion) and through the Temporary Assistance for Needy Families (TANF) program
($885 million); and revenue and spending actions totaling $2.4 billion

(of which approximately $560 million were non-recurring). As a result, the 2001-02 and 2002-03 Financial Plans were projected to be in balance on a cash basis at that time.



    In April 2002, DOB projected a shortfall of approximately $1.4 billion from the Executive Plan resulting primarily from lower than projected receipts associated with the final settlement of 2001 tax liability. DOB expects that the majority of this shortfall will be non-recurring, with a significant portion attributable to income losses associated with the World Trade Center terrorist attacks.



    On May 22, 2002, DOB issued a revised 2002-03 Financial Plan following final action on the budget by the State Legislature (the Enacted Plan) to reflect enactment of a series of non-recurring actions to offset the projected revenue losses and produce a balanced 2002-03 Financial Plan. The actions include a tax amnesty program, increased receipts from the sale of abandoned property, a change in the payment date for various business taxes, and utilization of available cash reserves and other fund balances.



    As compared to the Executive Plan, the Enacted Plan also supports spending restorations of approximately $600 million related to education, health, economic development, and human services. These costs are fully financed through actions to reduce spending or increase revenues on a recurring basis, including education building aid reform, workforce savings through attrition and an early retirement program, and tobacco tax increases and enforcement actions, as well as the use of resources from other funds.



    General Fund receipts and transfers from other funds are projected to total $39.90 billion in 2002-03, a decrease of $1.25 billion or -3.0 percent from the 2001-02 fiscal year. General Fund disbursements, including transfers to other funds, are projected to total $40.22 billion for 2002-03, an annual decrease of $1.01 billion or -2.4 percent from the 2001-02 fiscal year. The General Fund closing balance is projected to total $716 million, a decline of $316 million from 2001-02.



    Projected General Fund disbursements in the Enacted Plan are essentially unchanged from the levels projected in the Executive Plan. The annual decrease in spending results from efforts to limit the growth of State operations, capital and debt service costs, and by the reduction of General Fund spending through the use of alternate financing sources, including TANF reserves and health care resources created under the Health Care Reform Act (HCRA). These reductions are partially offset by increases for school aid, collective bargaining, pensions and other fringe benefits, and underlying programmatic growth in health programs.



    All Governmental Funds spending for 2002-03 is projected to be $89.56 billion, consisting of $59.35 billion in State-supported spending and $30.21 billion in federal aid. This represents an increase of $5.08 billion or
6.0 percent for 2001-02 (after excluding federal World Trade Center "pass-through" disaster assistance funds to The City of New York and other localities).



    The following table summarizes projected spending for the General Fund, State Funds, and All Governmental Funds in the 2002-03 Enacted Plan. For the definitions of these spending categories see Exhibit A.



                              ACTUAL      PROJECTED                                AVG. ANNUAL
                             2001-02       2002-03        DOLLAR       PERCENT    PERCENT CHANGE
                             SPENDING      SPENDING       CHANGE     CHANGE FROM   1994-95 THRU
                           ($ MILLIONS)  ($ MILLIONS)  ($ MILLIONS)    2001-02       2002-03
                           ------------  ------------  ------------  -----------  --------------
General Fund                 $41,222       $40,214       $(1,008)        (2.4%)          2.3%
State Funds                   56,978        59,358         2,380          4.2%           4.2%
All Funds                     84,475        89,556         5,081          6.0%           4.7%



Note: All Governmental Funds spending excludes federal "flow-through" aid to New
     York City for costs incurred as a result of the World Trade Center attacks.

    The projected 2002-03 General Fund closing balance of $716 million consists of $710 million in the Tax Stabilization Reserve Fund (the State's "rainy day" fund) and $6 million in the Contingency Reserve Fund (the State's litigation reserve).

    The 2002-03 General Fund balance excludes amounts on deposit in the refund reserve account. The State had a balance of $1.68 billion on deposit in the refund reserve account at the end of the 2001-02 fiscal year and projects to have a balance of $427 million on deposit at the end of 2002-03 (a decline of $1.25 billion from 2001-02). A portion of these reserves ($1.1 billion) are expected to be used to help balance the Enacted Plan by replacing revenues lost in the aftermath of the World Trade Center terrorist attacks. The refund reserve account is used to pay for tax refunds across fiscal years and to help accomplish other Financial Plan objectives, including the movement of resources from one fiscal year to the next. Changes to the refund reserve impact the level of reported personal income tax receipts.



                          2002-03 STATE FINANCIAL PLAN



    Four governmental fund types comprise the State Financial Plan: the General Fund, the Special Revenue Funds, the Capital Projects Funds, and the Debt Service Funds. The State's fund structure adheres to the accounting standards of the Governmental Accounting Standards Board. This section discusses significant activities in the General Fund and the other governmental funds anticipated in 2002-03.



                                  GENERAL FUND



    The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. In the State's 2002-03 fiscal year, the General Fund is expected to account for approximately 42 percent of All Governmental Funds disbursements. For an explanation of the composition of All Governmental Funds spending in recent years, please see the section entitled "Prior Fiscal Years" in this AIS. General Fund moneys are also transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types. The graphs below depict the components of projected receipts and disbursements in the General Fund (in percent).


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PERSONAL INCOME TAX       58.5%
USER TAXES & FEES         17.8%
BUSINESS TAXES             9.6%
OTHER TAXES                2.0%
MISC. RECEIPTS/TRANSFERS  12.1%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LOCAL ASSISTANCE       66.8%
STATE OPERATIONS       19.4%
DEBT SERVICE            4.6%
GENERAL STATE CHARGES   7.1%
CAPITAL/OTHER           2.1%


    Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and organizations that are not subject to the State's control. The 2002-03 Enacted Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. The World Trade Center attacks magnified the uncertainties inherent in the State's forecasts, and increase the likelihood that current projections will differ materially and adversely from the projections set forth in this AIS. See the section entitled "Special Considerations" below for a discussion of certain risks and uncertainties faced by the State.

PROJECTED GENERAL FUND RECEIPTS



    To close the significant 2002-03 budget gap caused largely by the events of September 11, the Enacted Plan contains numerous revenue actions. These actions include: lowering the threshold for sales and withholding tax electronic funds transfer ($58 million); increasing alcoholic beverage control license fees
($8 million); adopting a new price index for the prepayment of sales tax on cigarettes ($6 million); increasing the tax rate on tobacco products to 37 percent of wholesale price ($15 million); enhancing cigarette enforcement measures ($5 million); changing the mandatory first installment payment of estimated taxes for certain businesses from 25 percent to 30 percent
($100 million); authorizing a tax amnesty program (net benefit of $175 million primarily in personal income and business taxes); selling securities held as abandoned property ($300 million); increasing miscellaneous receipts from bond issuance charges ($115 million); changing the surcharge on wireless services ($38 million); transferring Power Authority resources to fund the Power for Jobs program ($42 million); and providing new technology investments at the Department of Taxation and Finance to increase audit collections
($130 million).



                             GENERAL FUND RECEIPTS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$37,395  $39,883  $41,144  $39,898



    Total General Fund receipts, including transfers from other funds are projected to total $39.90 billion in fiscal year 2002-03, a decrease of $1.25 billion from 2001-02. This total includes $35.08 billion in tax receipts, $2.15 billion in miscellaneous receipts, and $2.67 billion in transfers from other funds. The transfer of $1.68 billion in resources through the tax refund reserve account from fiscal year 2001-02 to fiscal year 2002-03 has the effect of exaggerating the change in State receipts from year to year by depressing 2001-02 figures and inflating 2002-03 projections. Table 3 at the end of this section outlines the movement of resources across the fiscal years.



                             PERSONAL INCOME TAXES
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$20,339  $23,566  $25,854  $23,342



    The PERSONAL INCOME TAX is imposed on individuals, estates, and trusts, and is based, with certain modifications, on federal definitions of income and deductions. Net General Fund personal income tax collections are projected to reach $23.34 billion in fiscal year 2002-03. Collections in this category, which account for over half of General Fund receipts, are expected to fall below 2001-02 results by $2.51 billion. After excluding the impact of the tax refund reserve transaction and the diversion of certain income tax receipts to the STAR fund, the underlying decline in projected receipts is approximately $900 million or 3 percent.



    The year-to-year decline in receipts is caused primarily by the economic dislocation caused by the terrorist attacks of September 11, the national recession, the decline in equity markets, and the drop in compensation paid to financial service workers. Personal income tax payments associated with the 2001 tax year are significantly below 2000 levels, with associated impacts on final payments and refunds.



                              USER TAXES AND FEES
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$7,604   $7,404   $7,098   $7,105



    USER TAXES AND FEES are comprised of the State's sales and use tax; and cigarette, tobacco, alcoholic beverage, and auto rental taxes. They also include receipts from motor vehicle fees and alcoholic beverage license fees. Dedicated transportation funds outside the General Fund receive all the revenues of the motor fuel tax and motor vehicle registration fees, and all highway use taxes and fees.

    Receipts from user taxes and fees are projected to total $7.11 billion in fiscal year 2002-03, an increase of $7 million from 2001-02, attributable to the projected growth in the sales tax base (after adjusting for tax law changes and other factors) of 3.0 percent yielding a projected cash growth of 3.8 percent, as well as an increase in alcoholic beverage tax receipts and legislation enacted for 2002-03 increasing the tax on tobacco products and increasing most alcoholic beverage control license fees. Decreases in the motor vehicle fees, cigarette tax, and auto rental tax components offset most of the gains. The decline in General Fund cigarette tax receipts is the result of the increased dedication of these receipts to the Tobacco Control and Insurance Initiatives Pool. The decline in motor vehicle fees and auto rental taxes in the General Fund largely reflect the increased dedication of these sources to the Dedicated Highway and Bridge Trust Fund.



                                 BUSINESS TAXES
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$4,560   $4,328   $3,616   $3,842



    BUSINESS TAXES include franchise taxes based generally on the net income of business, banking, and insurance corporations, taxes based on the gross receipts of utilities, and gallonage-based petroleum business taxes. Total business tax collections are projected to total $3.84 billion in fiscal year 2002-03, an increase of $226 million from 2001-02. The increase is concentrated in the corporation franchise tax and utility taxes, and is due largely to changes in the schedule by which certain businesses make estimated tax payments and to the new tax amnesty program.



                                  OTHER TAXES
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$1,107    $795     $803     $787



    OTHER TAXES include the estate and gift tax, the real property gains tax, and pari-mutuel taxes. Other taxes are projected to total $787 million in fiscal year 2002-03, a decrease of $16 million from 2001-02. The primary factors accounting for this decline include tax reductions in pari-mutuel taxes, real property gains taxes, and estate and gift taxes enacted in prior fiscal years.



                             MISCELLANEOUS RECEIPTS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$1,648   $1,553   $1,625   $2,148



    MISCELLANEOUS RECEIPTS include investment income, abandoned property receipts, medical provider assessments, minor federal grants, receipts from public authorities, and certain license and fee revenues. Receipts in this category are projected to total $2.15 billion in fiscal year 2002-03, an increase of $523 million from 2001-02. The growth includes the sale of abandoned property assets, fees from bond issuance charges, resources from other funds, and revenues from the surcharge on wireless communication services.



                           TRANSFERS FROM OTHER FUNDS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$2,137   $2,237   $2,148   $2,674



    TRANSFERS FROM OTHER FUNDS to the General Fund consist primarily of tax revenues in excess of debt service requirements, including the one percent sales tax used to support payments to the Local Government Assistance Corporation
(LGAC). Transfers from other funds are projected to total $2.67 billion in fiscal year 2002-03, an increase of $526 million from 2001-02 (primarily from the receipt of available fund balances, including amounts from the Environmental Protection Fund).

PROJECTED GENERAL FUND DISBURSEMENTS



    General Fund disbursements and transfers to other funds are estimated to total $40.21 billion for 2002-03, a decrease of $1.01 billion or 2.4 percent from 2001-02. Spending for most ongoing programs is consistent with 2001-02 funding levels. The annual decline in spending results primarily from the use of Temporary Assistance For Needy Families (TANF) reserves ($955 million) and other non-General Fund sources to maintain program commitments at a reduced General Fund cost ($1.5 billion). Annual increases for pensions and other fringe benefit costs ($197 million), school aid ($186 million on a fiscal year basis), and health care partially offset the savings produced by these actions. The annual change in spending is explained by financial plan category in more detail below.



                           GENERAL FUND DISBURSEMENTS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$37,170  $39,702  $41,222  $40,214



    Total projected spending in the Enacted Plan is essentially unchanged from the level recommended in the Executive Plan. Legislative additions of approximately $600 million for education ($360 million), the Tuition Assistance Program ($149 million), and various health and human services programs
($91 million) were offset through savings from the use of alternate financing sources for health care and other programs ($268 million), spending reductions ($200 million), and building aid reform ($88 million).



                          GRANTS TO LOCAL GOVERNMENTS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$25,590  $26,667  $27,835  $26,848



    GRANTS TO LOCAL GOVERNMENTS is the largest category of General Fund disbursements and includes financial aid to local governments and non-profit organizations, as well as entitlement payments for individuals. The largest areas of spending in local assistance are for aid to public schools
(46 percent) and for the State's share of Medicaid payments to medical providers (22 percent). Spending for higher education programs (5 percent), mental hygiene programs (6 percent), welfare assistance (4 percent), and children and families services (4 percent) represent the next largest areas of local aid.



    Spending in local assistance is estimated at $26.85 billion in 2002-03, a decrease of $987 million (3.5 percent) from the 2001-02 fiscal year. Although overall spending declines, funding for some programs is increasing, including education, higher education, and underlying spending growth in Medicaid and other health programs. These increases are more than offset by maximizing the use of non-General Fund revenue sources to finance program costs, including the use of nursing home assessments ($266 million), alternate funding sources for various Medicaid and health programs ($872 million), and the use of federal TANF reserves for higher education and welfare assistance programs ($955 million).



    School aid of $14.6 billion on a school year basis reflects a school year increase of $410 million. On a fiscal year basis, General Fund spending for school aid is projected at $12.36 billion in 2002-03, an increase of $186 million over 2001-02. This reflects increases for most major aid components, implementation of building aid reforms, and the latest estimate of available lottery funds.



    Medicaid spending is estimated at $5.85 billion in 2002-03, a decrease of $359 million (5.8 percent) from 2001-02. Expected underlying spending growth of roughly 7 percent is offset by approximately $800 million from various proposed revenue actions and program restructuring initiatives. Proposed actions that will lower General Fund costs include implementation of a nursing home assessment ($266 million), increased Intergovernmental Transfers and Upper Payment Limit payments ($74 million), and increased health care spending supported by HCRA ($475 million).



    General Fund spending for health programs is projected at $496 million, a net decrease of $174 million (26 percent) from 2001-02. Higher costs for a projected increase in participation in the Early Intervention program and other programmatic growth is more than offset by utilizing dedicated funding sources of $323 million for various health programs. These dedicated funding sources will support the cost of the Elderly Pharmaceutical Insurance Coverage
(EPIC) program ($194 million), State support for the Roswell Park Cancer Institute ($60 million), the Public Health Campaign program, Indian Health programs, and Immunization and Water Supply Protection ($69 million).



    Spending on welfare is projected at $496 million, a decrease of $564 million (53.2 percent) from 2001-02. This decrease is largely attributable to the additional use of federal TANF funds ($514 million) to support program costs.



    Higher Education Service Corporation (HESC) spending is projected at
$284 million, a decrease of $406 million (58.9 percent) from 2001-02. This reduction primarily reflects the use of federal TANF funds to finance spending on the Tuition Assistance Program ($380 million).



    Spending for all other local assistance programs will total $7.36 billion in 2002-03, a net increase of $330 million (4.7 percent) from 2001-02. This increase primarily includes increased support for the pre-school special education program ($96 million), funding for the Yonkers settlement agreement ($92 million), and additional funding for the Community Projects Fund
($58 million).



                                STATE OPERATIONS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$6,600   $7,604   $7,839   $7,815



    STATE OPERATIONS pays for the costs of operating the Executive, Legislative, and Judicial branches of government. State operations spending increases
$358 million for the annualized costs of labor agreements and related costs with State employee unions. These costs are more than offset by proposed spending restraint and revenue maximization efforts totaling $382 million. The imposition of a strict hiring freeze, offering a retirement incentive to State employees, and various actions to restrain spending in all agencies are anticipated to save $96 million. In addition, a total of $286 million in additional savings are projected to be available in 2002-03 from various revenue maximization efforts to finance State operations spending. These efforts include $141 million in additional Patient Income Account revenues to offset spending on mental hygiene programs, and $79 million in additional federal and other funding sources to finance spending on higher education and health programs.



    The State's overall workforce is projected to be 191,100 persons by the end of 2002-03, down approximately 5,000 from November 2001 when the Governor announced a series of cost savings actions following the World Trade Center attacks. This reduction will occur through attrition and early retirement.



                             GENERAL STATE CHARGES
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$2,087   $2,567   $2,650   $2,847



    General State charges (GSCs) account for the costs of providing fringe benefits to State employees and retirees of the Executive branch, Legislature, and Judiciary. These payments, many of which are mandated by statute and collective bargaining agreements, include employer contributions for pensions, social security, health insurance, workers' compensation, and unemployment insurance. GSCs also cover State payments-in-lieu-of-taxes to local governments for certain State-owned lands, and the costs of defending lawsuits against the State and its public officers.



    Disbursements for GSCs are estimated at $2.85 billion in fiscal year 2002-03, an increase of $197 million from the prior year. The projected growth is primarily attributable to rising health insurance costs and additional contributions to the State and Local Employee Retirement System (ERS). The Enacted Plan projects $55 million in additional State contributions to the ERS for fiscal year 2002-03 based on an anticipated decline in the value of pension fund assets. The pension estimate assumes an ERS contribution rate of
1.5 percent of salary for the 2002-03 fiscal year, an increase from 0.7 percent in

2001-02. Significant growth is also expected in costs for health insurance premiums, which are projected to increase 11 percent in calendar year 2002.



                            TRANSFER TO OTHER FUNDS
                                 (IN MILLIONS)



1999-00  2000-01  2001-02  2002-03
-------  -------  -------  -------
$2,887   $2,863   $2,898   $2,704



    Transfers to other funds from the General Fund are made primarily to finance certain portions of State capital projects spending and debt service on long-term bonds where these costs are not funded from other sources. For a full discussion of the State's capital and debt programs, see the section entitled "Debt and Other Financing Activities" in this AIS.



    Transfers for debt service total $1.85 billion in 2002-03, a reduction of $235 million. The decrease is primarily attributable to continued savings resulting from the use of $1 billion from the Debt Reduction Reserve Fund over the last several fiscal years to reduce high cost debt, the use of the new lower-cost State Personal Income Tax Revenue Bonds to finance capital projects, and the benefits of legislation that will enhance the State's ability to manage its bond portfolio and reduce borrowing costs.



    Transfers for capital projects pay for projects that are not financed by bond proceeds, dedicated taxes, Federal grants or other revenues. Transfers for capital projects in 2002-03 are projected to decrease by $115 million and reflect the one-time conversion of certain capital projects from pay-as-you-go financing to bonding.



    The State's cost of transfers to the State University increased by $17 million over 2001-02 primarily due to financing the State's share of an outstanding SUNY loan.



    All other transfers, which include all remaining transfers from the General Fund to other funds, are estimated to total $593 million in 2002-03, an increase of $139 million. The growth is attributable to increases in Medicaid payments to SUNY hospitals ($89 million) and the State's subsidy to the Court Facilities Incentive Aid Fund to support Judiciary capital projects ($52 million).



NON-RECURRING ACTIONS



    The non-recurring actions incorporated in the 2002-03 Enacted Plan, are primarily intended to finance the extraordinary revenue losses associated with the 2001 tax year that DOB expects will not recur.



    The vast majority of the non-recurring resources utilize existing available fund balances, including the Abandoned Property Fund ($300 million), the Environmental Protection Fund and the Superfund ($264 million), the State of New York Mortgage Agency ($150 million), the New York State Housing Finance Agency ($50 million), the Power Authority of the State of New York ($42 million), various health and Medicaid Special Revenue Funds ($341 million), the Higher Education Services Corporation ($39 million), the Dormitory Authority of the State of New York ($12 million), and various routine fund transfers
($75 million).



    In addition, a variety of measures were enacted to preserve revenues, including a tax amnesty program ($175 million), a change in the payment date on various business taxes ($100 million), recoveries of school aid and welfare overpayments ($39 million), and changes in tax collection procedures
($64 million).



GENERAL FUND CLOSING BALANCE



    The 2002-03 Financial Plan projects a closing balance in the General Fund of $716 million. The closing balance is comprised of $710 million in the Tax Stabilization Reserve Fund and $6 million in the Contingency Reserve Fund. The closing balance declined by $316 million from 2001-02, reflecting the use of balances in the Community Projects Fund, the Contingency Reserve Fund, and the Universal
Pre-K Fund. The closing fund balance excludes $427 million expected to be on deposit in the refund reserve account at the close of 2002-03.

               OUTYEAR PROJECTIONS OF RECEIPTS AND DISBURSEMENTS



    The Executive Plan projected General Fund budget gaps of $2.8 billion for 2003-04 and $3.3 billion for 2004-05. DOB will formally update its projections of receipts and disbursements for future years in early 2003, as part of the Governor's 2003-04 Executive Budget. Preliminary analysis by DOB indicates that the State will have a 2003-04 budget gap which is larger than projected at the time of the Executive Plan, but significantly below the shortfall that was closed as a part of actions on the 2002-03 Enacted Plan. The Governor will submit a balanced budget and Financial Plan for 2003-04 in early 2003, as required by law.



    In recent years, the State has closed projected budget gaps which DOB estimated at $5.0 billion (1995-96), $3.9 billion (1996-97), $2.3 billion (1997-98), less than $1.0 billion (in each of the fiscal years 1998-99 through 2000-01) and $6.8 billion in 2002-03.



                            OTHER GOVERNMENTAL FUNDS



    In addition to the General Fund, the 2002-03 Enacted Plan includes Special Revenue Funds, Capital Projects Funds, and Debt Service Funds. These are discussed below.



    Over the next several years, a substantial amount of federal aid is projected to flow through the State to localities for disaster response and reconstruction activities related to the World Trade Center attacks. The Enacted Plan estimated that federal "flow-through" disaster aid totaled $569 million in 2001-02 and is projected to total $2.76 billion in 2002-03 as recovery and rebuilding efforts reach full capacity. Nearly all of the federal disaster aid is expected to flow from the Federal Emergency Management Agency through the State Emergency Management Office (SEMO) to New York City and other localities affected by the terrorist attacks. This "flow-through" spending is not counted in the All Governmental Funds financial plan tables contained in this section of the AIS.



    The All Governmental Funds Financial Plan does include State spending for World Trade Center costs of $330 million in 2002-03. Unlike the flow-through aid, these projected disbursements in the Financial Plan finance State government activities. Most of this spending is supported by Federal funds ($306 million) which will finance, among other things, payments to the victims of the attack, State Police and Division of Military and Naval Affairs staffing costs directly related to the terrorist attacks, expanded counseling and trauma services, and infrastructure repairs.



    All Governmental Funds spending is estimated at $89.56 billion in 2002-03, an annual increase of $5.08 billion or 6 percent. Of this amount, growth in Federal grants amounts to $2.70 billion. Federal aid increases are primarily for Medicaid, including payments to State-operated mental health and retardation facilities and SUNY hospitals ($1.55 billion), the share of the college tuition assistance program financed by TANF ($380 million), social welfare initiatives authorized under TANF ($319 million), services for children and families
($223 million) and the Federal share of Child Health Plus ($126 million). All other Federal support grows by $103 million, or less than one percent.



SPECIAL REVENUE FUNDS



    Total disbursements for programs supported by Special Revenue Funds are projected at $43.20 billion, an increase of $5.51 billion or 14.6 percent over 2001-02 (excluding federal "flow-through" aid). Special Revenue Funds, which include Federal grants and State Special Revenue Funds, comprise 50 percent of the All Governmental Funds Financial Plan.



    Federal grants account for 66 percent of all special revenue spending in 2002-03, comparable to prior years. Disbursements from Federal funds, excluding aid for capital programs, are estimated at $28.63 billion, an increase of $2.51 billion or 9.6 percent. Medicaid is the largest program within Federal funds, accounting for over half of total spending in this category. In 2002-03, Federal support for Medicaid spending is projected at $15.61 billion, an increase of $1.10 billion over 2001-02. Other increases include Medicaid payments to State-operated mental health and retardation facilities and SUNY hospitals ($446 million), the share of the college tuition assistance program financed by TANF ($380 million), enhanced social welfare initiatives authorized under TANF ($319 million), services for children and families ($223 million) and the Federal share of Child Health Plus ($126 million).

    State special revenue spending is projected to be $14.57 billion, an increase of $3.0 billion or 25.9 percent from 2001-02. Spending from State special revenue funds for Medicaid is projected to total $2.50 billion in 2002-03, an increase of $1.35 billion from 2001-02. Roughly $730 million of this Medicaid increase is financed by HCRA resources, and the balance is supported by a new 6 percent nursing home assessment ($441 million) and revenues received from various bad debt and charity care pools ($175 million).



    Other components of the State Funds spending increase include program growth in the EPIC prescription drug program and Child Health Plus ($288 million), State aid for education financed by the lottery ($282 million), aid to local social service providers through the community service provider assistance program ($188 million), aid to transit systems ($193 million), increased costs for employee fringe benefits ($134 million), and growth in the STAR local tax relief program ($120 million). State special revenue spending increased
$491 million over the 2002-03 Executive Plan, which primarily reflects additional Medicaid spending financed through HCRA.



CAPITAL PROJECTS FUNDS



    Spending from Capital Projects Funds in 2002-03 is projected at $5.29 billion, an increase of $977 million or 22.7 percent from last year. The increase will primarily support capital investments to promote economic development ($340 million), transportation ($291 million), and education ($210 million).



DEBT SERVICE FUNDS



    Spending from Debt Service Funds is estimated at $3.56 billion in 2002-03, a decrease of $592 million or 14.3 percent from 2001-02. The decrease is primarily attributable to the use of $500 million in Debt Reduction Reserve Fund (DRRF) monies during 2001-02 (which technically is shown as an increase in debt service spending in that year), savings in 2002-03 generated from the use of DRRF to reduce debt and debt service costs, the use of lower-cost State Personal Income Tax Revenue Bonds, and the impact of legislation that will enhance the State's ability to manage its bond portfolio and reduce borrowing costs.



                       2002-03 GAAP-BASIS FINANCIAL PLAN



    State law requires the State to update its projected GAAP-basis financial results for the current fiscal year on or before September 1 of each year. The State will base its GAAP projections on the cash estimates in the Enacted Plan and on actual results for the 2001-02 fiscal year as reported by the State Comptroller in July 2002.



                             SPECIAL CONSIDERATIONS



    The September 11, 2001 terrorist attacks in New York City and the lingering effects of the national recession are expected to have continued adverse consequences for the State. DOB believes their impact is adequately reflected in the current financial forecast, but the combined effect of both factors adds significant uncertainty to the Enacted Plan estimates.



    Another uncertainty is the assumed performance of the financial sector. The securities industry is more important to the New York economy than to the national economy as a whole, amplifying the impact of continued volatility in the financial markets. A further reduction in financial sector jobs coupled with a large negative change in stock market performance during the forecast horizon would result in wage and unemployment levels that are significantly different from those embodied in the current forecast.



    Aside from the recent terrorist attacks in New York City, many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the State's Financial Plan. These forces may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions, and events that are not subject to the State's control. The Financial Plan is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies.

    Two variables which stand out as being particularly vulnerable to financial market volatility, and which are closely associated with the recent strength of State personal income tax receipts, are finance sector bonus income and capital gains realizations. Historically, financial sector bonus income has been closely tied to security firm profits. DOB is forecasting a significant decline in financial sector profits for 2002. DOB also expects that the decline in equity values observed since early 2000, combined with the recent decline in the average holding period for equities, will produce a decline in capital gains realizations for this year. However, both bonus income and capital gains realizations have historically been subject to a large degree of variation and could fall substantially below expectations.



    An ongoing risk to the Enacted Plan arises from the potential impact of certain litigation and federal disallowances now pending against the State, which could produce adverse effects on the State's projections of receipts and disbursements. The Enacted Plan assumes no significant federal disallowances or other federal actions that could adversely affect State finances. For more information on certain litigation pending against the State, see the section entitled "Litigation" in this AIS.



    In the past, the State has taken management actions to address potential financial plan shortfalls, and DOB believes it could take similar actions should adverse variances occur in its projections for the current fiscal year. To help guard against such risks, the State is maintaining a total of $716 million in General Fund reserves.

                                    TABLE 1
                    GENERAL FUND RECEIPTS AND DISBURSEMENTS
                          STATE FISCAL YEAR 2002-2003
                             (MILLIONS OF DOLLARS)



                                     2001-02          2002-03
                                     ACTUAL   CHANGE  ENACTED
                                     -------  ------  -------
OPENING FUND BALANCE (1)              1,110     (78)   1,032
                                     ======   ======  ======
PERSONAL INCOME TAX                  25,854   (2,512) 23,342
USER TAXES AND FEES:
  Sales and Use Tax                   6,131     225    6,356
  Cigarette and Tobacco Tax             532     (65)     467
  Motor Fuel Tax                          0       0        0
  Motor Vehicle Fees                    185    (121)      64
  Alcoholic Beverage Taxes and Fees     212       6      218
  Container Tax                           0       0        0
  Auto Rental Tax                        38     (38)       0
                                     ------   ------  ------
  SUBTOTAL                            7,098       7    7,105
                                     ------   ------  ------
BUSINESS TAXES:
  Corporation Franchise Tax           1,515     213    1,728
  Corporation and Utilities Taxes       972      53    1,025
  Insurance Taxes                       633     (36)     597
  Bank Tax                              496      (4)     492
  Petroleum Business Tax                  0       0        0
                                     ------   ------  ------
  SUBTOTAL                            3,616     226    3,842
                                     ------   ------  ------
OTHER TAXES:
  Estate and Gift Taxes                 767     (12)     755
  Real Property Gains Tax                 5      (3)       2
  Pari-mutuel Tax                        30      (1)      29
  Other Taxes                             1       0        1
                                     ------   ------  ------
  SUBTOTAL                              803     (16)     787
                                     ------   ------  ------
MISCELLANEOUS RECEIPTS & FEDERAL
  GRANTS                              1,625     523    2,148
TRANSFERS FROM OTHER FUNDS:
  Sales Tax in Excess of LGAC Debt
    Service                           1,750      58    1,808
  All Other Transfers                   398     468      866
                                     ------   ------  ------
  SUBTOTAL                            2,148     526    2,674
                                     ------   ------  ------
TOTAL RECEIPTS                       41,144   (1,246) 39,898
                                     ======   ======  ======
GRANTS TO LOCAL GOVERNMENTS          27,835    (987)  26,848
STATE OPERATIONS                      7,839     (24)   7,815
GENERAL STATE CHARGES                 2,650     197    2,847
DEBT SERVICE                              0       0        0
TRANSFERS TO OTHER FUNDS:
  In Support of Debt Service          2,086    (235)   1,851
  In Support of Capital Projects        289    (115)     174
  All Other Transfers                   523     156      679
                                     ------   ------  ------
  SUBTOTAL                            2,898    (194)   2,704
                                     ------   ------  ------
TOTAL DISBURSEMENTS                  41,222   (1,008) 40,214
                                     ======   ======  ======
Excess (Deficiency) of Receipts and
  Other Financing Sources over
  Disbursements and Other Financing
  Uses                                  (78)   (238)    (316)
                                     ------   ------  ------
CLOSING FUND BALANCE                  1,032    (316)     716
                                     ======   ======  ======



Source: New York State Division of the Budget

                                    TABLE 2
                           CASH BASIS FINANCIAL PLAN
                             ALL GOVERNMENTAL FUNDS
                           STATE FISCAL YEAR 2002-03
                             (MILLIONS OF DOLLARS)



                                    SPECIAL  CAPITAL     DEBT
                           GENERAL  REVENUE  PROJECTS  SERVICE    (MEMO)
                            FUND     FUNDS    FUNDS     FUNDS     TOTAL
                           -------  -------  --------  --------  --------
OPENING FUND BALANCE        1,032    1,047      (268)      169     1,980
                           ======   ======   =======   =======   =======
RECEIPTS:
Taxes                      35,076    4,225     1,673     2,479    43,453
Miscellaneous receipts      2,148    9,591     2,507       626    14,872
Federal grants                  0   28,783     1,576         0    30,359
                           ------   ------   -------   -------   -------
  TOTAL RECEIPTS           37,224   42,599     5,756     3,105    88,684
                           ======   ======   =======   =======   =======
DISBURSEMENTS:
Grants to local
  governments              26,848   35,442     1,241         0    63,531
State operations            7,815    7,193         0         7    15,015
General State charges       2,847      560         0         0     3,407
Debt service                    0        0         0     3,550     3,550
Capital projects                0        4     4,049         0     4,053
                           ------   ------   -------   -------   -------
  TOTAL DISBURSEMENTS      37,510   43,199     5,290     3,557    89,556
                           ======   ======   =======   =======   =======
WORLD TRADE CENTER
  REVENUES (COSTS):
Federal grants                  0    2,760         0         0     2,760
Disaster assistance to
  localities                    0   (2,760)        0         0    (2,760)
                           ------   ------   -------   -------   -------
  NET WORLD TRADE CENTER
    REVENUES (COSTS)            0        0         0         0         0
                           ======   ======   =======   =======   =======
OTHER FINANCING SOURCES
  (USES):
Transfers from other
  funds                     2,674    3,002       199     4,984    10,859
Transfers to other funds   (2,704)  (2,477)   (1,241)   (4,537)  (10,959)
Bond and note proceeds          0        0       260         0       260
                           ------   ------   -------   -------   -------
  NET OTHER FINANCING
    SOURCES (USES)            (30)     525      (782)      447       160
                           ======   ======   =======   =======   =======
CHANGE IN FUND BALANCE       (316)     (75)     (316)       (5)     (712)
                           ======   ======   =======   =======   =======
CLOSING FUND BALANCE          716      972      (584)      164     1,268
                           ======   ======   =======   =======   =======



Source: New York State Division of the Budget

                           TAX REFUND RESERVE ACCOUNT



    Net personal income tax collections in recent years have been affected by transactions in the tax refund reserve account. The tax refund reserve account is used to hold moneys designated to pay tax refunds. The Comptroller deposits into this account tax receipts at the discretion of the Commissioner of Taxation and Finance. The deposit of moneys into the account during a fiscal year has the effect of reducing receipts for the fiscal year, and the withdrawal of moneys from the account has the effect of increasing receipts in the fiscal year of withdrawal. The tax refund reserve account also includes amounts made available as a result of the LGAC financing program. Beginning in 1998-99, a portion of personal income tax collections was deposited directly in the School Tax Reduction (STAR) Fund to be used to make payments to reimburse local governments for their revenue decreases due to the STAR program. The 2000-01 and 2001-02 Financial Plans also included an additional $250 million deposit of personal income tax receipts to the Debt Reduction Reserve Fund.



    The chart below shows actual components of gross collections, the State/City offset, refund reserve activity, refunds and net collections of personal income tax receipts for fiscal years 1999-2000 through 2001-2002 as well as projected amounts for the 2002-03 fiscal year.



                                    TABLE 3
                        PERSONAL INCOME TAX COLLECTIONS,
                      REFUNDS AND REFUND RESERVE ACTIVITY
                             (MILLIONS OF DOLLARS)



                                1999-2000  2000-01  2001-02   2002-03 (1)
                                ---------  -------  -------  --------------
Withholdings                     $18,460   $20,955  $20,262     $20,956
Estimated Payments                 5,835    6,874    6,353        5,754
Final Payments                     1,429    1,684    1,874        1,305
Delinquencies                        512      558      601          826
                                 -------   -------  -------     -------
GROSS COLLECTIONS                $26,236   $30,071  $29,090     $28,841

State/City Offset                $  (325)  $ (169)  $ (225)     $  (200)
Refund Reserve (Increase)
  Decrease                        (1,661)     450    1,840        1,250
Refunds                           (2,716)(2) (3,460)(3) (3,291)(4)     (3,919)(5)
                                 -------   -------  -------     -------
REPORTED TAX COLLECTIONS         $21,534   $26,892  $27,414     $25,972

STAR Fund Deposits               $(1,195)  $(3,076) $(1,310)    $(2,630)
DRRF                                  --     (250)    (250)          --
GENERAL FUND                     $20,339   $23,566  $25,854     $23,342
                                 =======   =======  =======     =======



                                           Source: State Division of the Budget.
(1)  As projected on May 22, 2002.
(2) Reflects the payment of the balance of refunds on 1998 liability and the payment of $460 million of 1999 calendar year refunds in the last quarter of the State's 1999-2000 fiscal year and a balance in the tax refund reserve account of $3.967 billion.
(3) Reflects the payment of the balance of refunds on 1999 liability and the payment of $960 million of 2000 calendar year refunds in the last quarter of the State's 2000-2001 fiscal year and a balance in the tax refund reserve account of $3.517 billion.
(4) Reflects the payment of the balance of refunds on 2000 liability and the payment of $960 million of 2001 calendar year refunds in the last quarter the State's 2001-02 fiscal year and a balance in the tax refund reserve account of $1.68 billion.
(5) Reflects the payments of the balance of refunds on 2001 liability and the projected payments of $960 million of calendar year 2002 in the last quarter of the State's 2002-03 fiscal year and the projected balance in the tax refund reserve account of $427 million.

                                Mutual Fund Trust

                            Part C. Other Information
Item 23. Exhibits

EXHIBIT    EXHIBIT
NUMBER     DESCRIPTION
-------    ------------

(a)        Declaration of Trust.  (1)
(b)(i)     By-laws.  (1)
(b)(ii)    Amendment to By-laws.  (8)
(c)        Inapplicable.
(d)(i)     Form of Investment Advisory Agreement.  (4)
(e)        Form of Distribution Agreement. (6)
(f)        Retirement Plan for Eligible Trustees
(f)(i)     Deferred Compensation Plan for Eligible Trustees. (4)
(g)(i)     Form of Custodian Agreement.  (1)
(h)(i)     Form of Transfer Agency Agreement.  (6)
(h)(ii)    Form of Administration Agreement.  (4)
(h)(iii)   Form of Shareholder Servicing Agreement. (4)
(i) Opinion and Consent of Counsel as to Legality of Securities Being Registered. (2)
(j)        Consent of PricewaterhouseCoopers LLP.  (8)
(k)        Inapplicable.
(l)        Inapplicable.
(m)(i) Form of Rule 12b-1 Plan (including Forms of Selected Dealer Agreements and Shareholder Service Agreements) (1) and (3).
(m)(ii) Form of Rule 12b-1 Plan (including Forms of Selected Dealer Agreements and Shareholder Service Agreements) (4).
(m)(iii) Form of Rule 12b-1 Plan - Class C Shares (including Forms of Shareholder Service Agreements). (2)
(m)(iv) Form of Rule 12b-1 Plan - Reserve Shares (including Forms of Shareholder Service Agreements and Bank Shareholder Service Agreement). (6)
(m)(iii) Form of Rule 12b-1 Plan - Cash Management Shares (including Forms of Shareholder Service Agreements and Bank Shareholder Service Agreement). (6)
(n)        Form of Rule 18f-3 Plan. (8)
(o)        Reserved.
(p)(i)     Code of Ethics for Registrant.  (5)
(p)(ii)    Code of Ethics for Adviser.  (5)
(p)(iii)   Code of Ethics for J.P. Morgan Fund Distributors, Inc.  (8)
Other (i)  Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian,
           William J. Armstrong, George Gatch, Ann Maynard Gray, Matthew Healey, Roland R. Eppley, Jr., James J. Schonbachler, Leonard M. Spalding and David Wezdenko. (5)
Other (ii) Power of Attorney for:  Robert J. Higgins.  (8)



(1) Filed as an Exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on February 14, 1994.

(2) Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on April 18, 1994.

(3) Filed as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Registrant (File No. 33-75250) as filed with the Securities and Exchange Commission on August 29, 1994.

(4) Filed as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 28, 1995.

(5) Filed as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on March 7, 1996.

(6) Filed as an Exhibit to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on September 7, 2001.

(7) Filed as an Exhibit to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Registrant as filed with the Securities and Exchange Commission on December 21, 2001.

(8)        Filed Herewith.


ITEM 25.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  Business and Other Connections of Investment Adviser

The business of J.P. Morgan Fleming Asset Management (USA) Inc. (JPMFAM
(USA)), the Adviser, is summarized in the Prospectuses constituting Part A of this Registration Statement, which are incorporated herein by reference. The business or other connections of each director and officer of JPMFAM (USA) is currently listed in the investment advisor registration on Form ADV for JPMFAM (USA) (File No. 801-50256).

ITEM 27.  Principal Underwriters

     (a) J.P. Morgan Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for the Registrant.

       J.P. Morgan Fund Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. J.P. Morgan Fund Distributors, Inc. is located at 522 Fifth Avenue, New York, New York 10036. J.P. Morgan Fund Distributors, Inc. is a wholly-owned subsidiary of The BISYS Group, Inc.

         J.P. Morgan Fund Distributors, Inc. acts as principal underwriter for the following investment companies:

Fleming Mutual Fund Group, Inc.
J.P. Morgan Funds
J.P. Morgan Institutional Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II
Mutual Fund Group
Mutual Fund Investment Trust
Mutual Fund Select Group
Mutual Fund Select Trust
Mutual Fund Trust
Mutual Fund Variable Annuity Trust
Growth and Income Portfolio
JPMorgan Value Opportunities Fund, Inc.


     (b) The following are the Directors and officers of J.P. Morgan Fund Distributors, Inc. The principal business address of each of these persons, is listed below.


NAME AND PRINCIPAL          POSITION AND OFFICES           POSITION AND OFFICES
BUSINESS ADDRESS            WITH DISTRIBUTOR               WITH REGISTRANT
----------------            --------------------           --------------------

Lynn J. Mangum              Director                       None
90 Park Ave
New York, NY 10016

Charles Linn Booth          Vice President/Assistant       None
3435 Stelzer Road           Compliance Officer
Columbus, OH 43219

Dennis Sheehan              Director/Treasurer             None
90 Park Ave
New York, NY 10016

Kevin J. Dell               Secretary                      None
90 Park Ave.
New York, NY 10016

Edward S. Forman            Assistant Secretary            None
90 Park Ave.
New York, NY 10016

Olusegun T. Lawal           Financial Operations Officer   None
90 Park Ave.
New York, NY 10016

Richard F. Froio            Chief Compliance Officer       None
60 State Street
Boston, MA 02109

William J. Tomko            President                      None
3435 Stelzer Road
Columbus, OH 43219

(c) Not applicable

ITEM 28.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                                     ADDRESS

J.P. Morgan Fund Distributors, Inc.                      522 Fifth Avenue
                                                         New York, NY 10036

DST Systems, Inc                                         210 W. 10th Street,
                                                         Kansas City, MO 64105

JPMorgan Chase Bank                                      270 Park Avenue,
                                                         New York, NY 10017

JPMorgan Chase Bank                                      One Chase Square,
                                                         Rochester, NY 14363

The Bank of New York                                     One Wall Street
                                                         New York, NY 10086

J.P. Morgan Fleming Asset Management (USA), Inc.         522 Fifth Avenue
                                                         New York, NY 10036

ITEM 29.  Management Services

          Not applicable

ITEM 30.  Undertakings

          Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 20th day of December, 2002.

                                           MUTUAL FUND TRUST

                                           By:      /s/ George Gatch
                                                    ---------------------------
                                                    George Gatch
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on December 20, 2002.




/s/ Fergus Reid, III*                       Chairman and Trustee
------------------------
Fergus Reid, III


/s/ William J. Armstrong*                   Trustee
------------------------
William J. Armstrong


/s/ Roland R. Eppley, Jr.*                  Trustee
------------------------
Roland R. Eppley, Jr.


/s/ Ann Maynard Gray*                       Trustee
------------------------
Ann Maynard Gray


/s/ Matthew Healey*                         President of the Board of Trustees and Trustee
------------------------
Matthew Healey


/s/ Robert J. Higgins*                      Trustee
------------------------
Robert J. Higgins


/s/ James J. Schonbachler*                  Trustee
------------------------
James J. Schonbachler


/s/ Leonard M. Spalding*                     Trustee
------------------------
Leonard M. Spalding


*By:     /s/ David Wezdenko                 Treasurer and Attorney-in-Fact
         ------------------------
         David Wezdenko

EXHIBIT
NUMBER            EXHIBIT DESCRIPTION
-----------       -------------------
(b)(ii)           Amendment to By-laws.
(j)               Consent of PricewaterhouseCoopers LLP
(m)               Form of Rule 18f-3 Plan
(p)(iii)          Code of Ethics for J.P. Morgan Fund Distributors, Inc.
Other (ii)        Power of Attorney for Robert J. Higgins.